UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                         Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jay Jackson, Esq.

50 South Sixth Street, Suite 2350

                         Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds

About Your Semi Annual Report

This semi annual report (Unaudited) includes detailed information about the Access Capital Community Investment Fund (the“ Fund“) including financial statements, performance, and a complete list of holdings.

	The Fund compares its performance against the Bloomberg Barclays U.S. Securitized Index and the Bloomberg Barclays U.S. Aggregate Bond Index which are widely used market indices.

We hope the financial information presented will help you evaluate your investment in the Fund. We also encourage you to read your Fund’s prospectus for further detail as to the Fund’s investment policies and risk profile. Fund prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents

	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics	3
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statement of Assets and Liabilities	26
	- Statement of Operations	28
	- Statements of Changes in Net Assets	29
	Financial Highlights	30
	Notes to Financial Statements	32
	Share Class Information	43
	Supplemental Information	44

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the Access Capital Community Investment Fund. RBC GAM (US) employs a team approach to the management of the Access Capital Community Investment Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for its community investment strategy, including the Access Capital Community Investment Fund, and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Scott Kirby

Vice President, Senior Portfolio Manager

Scott Kirby is a member of the government and mortgage research team in RBC GAM (US)’s fixed income group and serves as co-portfolio manager for the firm’s community investment strategy, including the Access Capital Community Investment Fund. Scott joined RBC GAM (US) in 2012 and most recently served as manager of investments of a broad-based asset portfolio for a large foundation, supporting its mission to reduce poverty. Previously he led the structured assets investment team of Ameriprise Financial/Riversource Investments, where he served as senior portfolio manager for more than $20 billion in agency and non-agency mortgage-backed, commercial mortgage-backed and asset-backed securities. He earned a BS in finance and an MBA in finance from the University of Minnesota Carlson School of Management.

Scott Kirby

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2017 (Unaudited)
Access Capital Community Investment Fund
	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(1)	Gross Expense Ratio(2)
Class A (a)
- Including Maximum Sales Charge of 3.75%	-3.97%	0.74%	0.76%	2.96%	3.81%
- At Net Asset Value	-0.23%	2.03%	1.54%	3.35%	4.03%	1.01%	1.10%
Class I (b)
- At Net Asset Value	0.14%	2.45%	1.90%	3.62%	4.33%	0.64%	0.64%

Bloomberg Barclays U. S. Securitized Index (c)	0.22%	2.66%	2.09%	4.12%	4.90%
Bloomberg Barclays U. S. Aggregate Bond Index (c)	0.44%	2.68%	2.34%	4.27%	4.96%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us.

The Bloomberg Barclays U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities.

(a) The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(b) Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(c) You cannot invest directly into the index.
(1) The Fund’s expenses reflect the most recent year end (September 30, 2016).

(2) The advisor has contractually agreed to waive fees and/or make payments in order to maintain other expenses (excluding interest expense, management fees and distribution/service (12b-1) fees) at 0.20% of the Fund’s average daily net assets until January 31, 2018.

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Seeks to invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.	Investment Objective
Bloomberg Barclays U.S. Securitized Index Bloomberg Barclays U.S. Aggregate Bond Index	Benchmark
Asset Allocation (as of 3/31/17) (% of Fund’s investments)

Fannie Mae Pool #AK2386,

  3.50%, 2/1/42

Fannie Mae Pool #AS4737,

  3.50%, 4/1/45

Fannie Mae Pool #AS5114,

  3.50%, 6/1/45

Fannie Mae Pool #AS4908,

  3.50%, 5/1/45

Ginnie Mae Series 2012-58, Class B,

  2.20%, 3/16/44

1.62% 1.36% 1.31% 1.25% 1.23%

Fannie Mae Pool #465537,

  4.20%, 7/1/20

Ginnie Mae Series 2012-33,

  Class B, 2.89%, 3/16/46

Ginnie Mae Series 2014-172,

  Class AF, 2.50%, 1/1/55

Ginnie Mae Series 2015-70,

  Class AB, 2.30%, 11/16/48

Ginnie Mae Pool #AC9541,

  2.12%, 2/15/48

1.18% 0.95% 0.91% 0.86% 0.85%	Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)
*A listing of all portfolio holdings can be found beginning on page 5.

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $1,000,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2017 (Unaudited)

Principal Amount		Value

Municipal Bonds — 3.75%
California — 0.31%
$ 50,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/18 @ 104	$52,235
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	989,606
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	945,810

		1,987,651

Colorado — 0.08%
497,287	Colorado Housing & Finance Authority Revenue, 3.13%, 11/1/45, (Credit Support: FHA)	500,047

Delaware — 0.32%
670,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	670,335
765,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	772,964
560,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	565,040

		2,008,339

Illinois — 0.19%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	274,726
992,410	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	947,007

		1,221,733

Massachusetts — 0.33%
545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	545,131
250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	251,565
330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	333,115
160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	162,155
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	582,901
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	207,181

		2,082,048

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

Missouri — 0.70%
$4,310,452	Missouri Housing Development Commission, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	$4,389,074

New York — 1.79%
500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	500,830
750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	751,673
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.56%, 11/1/26	500,065
1,000,000	New York City Housing Development Corp. Revenue, Series B-1, 3.61%, 11/1/27	1,003,270
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.81%, 11/1/29	500,225
400,000	New York City Housing Development Corp. Revenue, Series G-1, 1.93%, 11/1/21	388,160
170,000	New York City Housing Development Corp. Revenue, Series G-1, 2.04%, 5/1/22	164,317
100,000	New York City Housing Development Corp. Revenue, Series G-1, 2.14%, 11/1/22	96,612
200,000	New York City Housing Development Corp. Revenue, Series G-1, 2.37%, 5/1/24	190,180
40,000	New York City Housing Development Corp. Revenue, Series G-1, 2.47%, 11/1/24	38,115
300,000	New York City Housing Development Corp. Revenue, Series G-1, 2.62%, 5/1/26	282,549
700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae)	700,686
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 5/30/17 @ 100	1,000,360
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,333,491
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,339,632
1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,328,272
1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,140,684

		11,259,121

Vermont — 0.03%
165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	165,437

Total Municipal Bonds		23,613,450

(Cost $23,489,730)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.07%
Health Care — 0.07%
$485,000	Montefiore Medical Center, 2.15%, 10/20/26	$465,728

Total Corporate Bonds		465,728

(Cost $485,000)
U.S. Government Agency Backed Mortgages — 92.01%
Fannie Mae — 57.51%
169,228	Pool #257613, 5.50%, 6/1/38	188,775
69,479	Pool #257631, 6.00%, 7/1/38	80,173
68,998	Pool #257656, 6.00%, 8/1/38	78,564
125,891	Pool #257663, 5.50%, 8/1/38	143,344
110,751	Pool #257857, 6.00%, 12/1/37	126,622
112,079	Pool #257890, 5.50%, 2/1/38	127,581
118,271	Pool #257892, 5.50%, 2/1/38	134,945
38,442	Pool #257897, 5.50%, 2/1/38	44,252
44,572	Pool #257898, 6.00%, 2/1/38	51,433
131,644	Pool #257903, 5.50%, 2/1/38	147,426
78,612	Pool #257913, 5.50%, 1/1/38	88,945
68,715	Pool #257926, 5.50%, 3/1/38	79,101
62,308	Pool #258022, 5.50%, 5/1/34	71,005
137,420	Pool #258070, 5.00%, 6/1/34	151,741
41,386	Pool #258121, 5.50%, 6/1/34	47,094
132,942	Pool #258152, 5.50%, 8/1/34	149,608
73,942	Pool #258157, 5.00%, 8/1/34	81,445
66,746	Pool #258163, 5.50%, 8/1/34	75,453
116,637	Pool #258166, 5.50%, 9/1/34	130,586
73,485	Pool #258171, 5.50%, 10/1/34	83,179
95,215	Pool #258224, 5.50%, 12/1/34	105,678
61,858	Pool #258238, 5.00%, 1/1/35	67,919
93,907	Pool #258251, 5.50%, 1/1/35	106,063
102,822	Pool #258258, 5.00%, 1/1/35	112,265
112,813	Pool #258305, 5.00%, 3/1/35	123,855
94,229	Pool #258336, 5.00%, 4/1/35	104,547
63,072	Pool #258340, 5.00%, 3/1/35	69,944
17,664	Pool #258393, 5.00%, 5/1/35	19,302
65,575	Pool #258394, 5.00%, 5/1/35	72,836
247,195	Pool #258395, 5.50%, 6/1/35	275,957
62,595	Pool #258403, 5.00%, 6/1/35	69,520
84,230	Pool #258404, 5.00%, 6/1/35	93,115
49,127	Pool #258410, 5.00%, 4/1/35	54,558
109,925	Pool #258448, 5.00%, 8/1/35	120,020
195,227	Pool #258450, 5.50%, 8/1/35	219,115
93,883	Pool #258456, 5.00%, 8/1/35	103,634
84,694	Pool #258552, 5.00%, 11/1/35	93,657
194,294	Pool #258571, 5.50%, 11/1/35	216,456
91,533	Pool #258600, 6.00%, 1/1/36	105,030

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$ 351,582	Pool #258627, 5.50%, 2/1/36	$393,730
105,636	Pool #258634, 5.50%, 2/1/36	119,059
56,743	Pool #258658, 5.50%, 3/1/36	64,680
53,510	Pool #258737, 5.50%, 12/1/35	60,995
44,088	Pool #259004, 8.00%, 2/1/30	52,945
47,273	Pool #259030, 8.00%, 4/1/30	55,717
46,444	Pool #259181, 6.50%, 3/1/31	53,709
13,221	Pool #259187, 6.50%, 4/1/31	14,635
74,015	Pool #259190, 6.50%, 4/1/31	85,462
84,357	Pool #259316, 6.50%, 11/1/31	97,458
31,785	Pool #259378, 6.00%, 12/1/31	36,542
35,854	Pool #259393, 6.00%, 1/1/32	41,336
44,768	Pool #259590, 5.50%, 11/1/32	50,944
182,153	Pool #259611, 5.50%, 11/1/32	205,020
50,028	Pool #259634, 5.50%, 12/1/32	55,525
62,001	Pool #259655, 5.50%, 2/1/33	70,593
144,300	Pool #259659, 5.50%, 2/1/33	162,949
34,471	Pool #259671, 5.50%, 2/1/33	39,244
83,944	Pool #259686, 5.50%, 3/1/33	94,752
39,926	Pool #259722, 5.00%, 5/1/33	44,068
51,469	Pool #259724, 5.00%, 5/1/33	56,953
126,115	Pool #259725, 5.00%, 5/1/33	138,600
111,309	Pool #259729, 5.00%, 6/1/33	122,220
64,640	Pool #259761, 5.00%, 6/1/33	71,194
107,012	Pool #259764, 5.00%, 7/1/33	117,489
119,808	Pool #259777, 5.00%, 7/1/33	131,274
86,157	Pool #259781, 5.00%, 7/1/33	94,800
52,260	Pool #259789, 5.00%, 7/1/33	57,830
95,751	Pool #259807, 5.00%, 8/1/33	105,111
130,697	Pool #259816, 5.00%, 8/1/33	143,206
28,969	Pool #259819, 5.00%, 8/1/33	32,054
53,493	Pool #259830, 5.00%, 8/1/33	58,950
35,424	Pool #259848, 5.00%, 9/1/33	39,199
75,060	Pool #259867, 5.50%, 10/1/33	84,908
65,747	Pool #259869, 5.50%, 10/1/33	73,854
112,687	Pool #259875, 5.50%, 10/1/33	126,752
72,400	Pool #259876, 5.50%, 10/1/33	81,787
41,724	Pool #259879, 5.50%, 10/1/33	47,545
104,848	Pool #259930, 5.00%, 11/1/33	114,477
39,736	Pool #259998, 5.00%, 3/1/34	44,039
6,979,319	Pool #465537, 4.20%, 7/1/20	7,399,294
682,671	Pool #465946, 3.61%, 9/1/20	712,362
277,456	Pool #469101, 3.75%, 2/1/27	292,552
788,901	Pool #469239, 2.69%, 10/1/18	796,470
438,777	Pool #470439, 2.91%, 5/1/22	449,572
3,125,538	Pool #470561, 2.94%, 2/1/22	3,206,720
920,548	Pool #470828, 3.53%, 3/1/32	948,371
916,170	Pool #471478, 2.61%, 8/1/22	927,914

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$3,371,657	Pool #471948, 2.86%, 7/1/22	$3,446,762
187,501	Pool #557295, 7.00%, 12/1/29	215,827
33,841	Pool #576445, 6.00%, 1/1/31	37,930
75,764	Pool #579402, 6.50%, 4/1/31	87,886
140,422	Pool #583728, 6.50%, 6/1/31	162,916
70,389	Pool #585148, 6.50%, 7/1/31	81,379
36,146	Pool #590931, 6.50%, 7/1/31	41,808
59,770	Pool #590932, 6.50%, 7/1/31	68,530
43,776	Pool #601865, 6.50%, 4/1/31	48,565
123,492	Pool #601868, 6.00%, 7/1/29	140,278
52,204	Pool #607611, 6.50%, 11/1/31	60,870
102,560	Pool #634271, 6.50%, 5/1/32	118,139
44,258	Pool #644232, 6.50%, 6/1/32	51,568
26,869	Pool #644432, 6.50%, 7/1/32	31,177
43,637	Pool #644437, 6.50%, 6/1/32	50,791
2,141,331	Pool #663159, 5.00%, 7/1/32	2,341,529
83,288	Pool #670278, 5.50%, 11/1/32	94,715
41,322	Pool #676702, 5.50%, 11/1/32	46,602
54,045	Pool #677591, 5.50%, 12/1/32	61,024
182,177	Pool #681883, 6.00%, 3/1/33	208,318
16,595	Pool #683087, 5.00%, 1/1/18	16,757
131,660	Pool #686542, 5.50%, 3/1/33	146,127
237,264	Pool #695961, 5.50%, 1/1/33	266,636
200,412	Pool #696407, 5.50%, 4/1/33	226,470
449,029	Pool #702478, 5.50%, 6/1/33	500,900
129,426	Pool #702479, 5.00%, 6/1/33	141,826
69,654	Pool #703210, 5.50%, 9/1/32	77,385
233,335	Pool #720025, 5.00%, 8/1/33	255,982
260,793	Pool #723066, 5.00%, 4/1/33	285,867
257,814	Pool #723067, 5.50%, 5/1/33	286,632
285,018	Pool #723070, 4.50%, 5/1/33	307,936
303,347	Pool #727311, 4.50%, 9/1/33	326,918
322,407	Pool #727312, 5.00%, 9/1/33	354,566
158,803	Pool #727315, 6.00%, 10/1/33	182,717
41,004	Pool #738589, 5.00%, 9/1/33	45,379
104,797	Pool #739269, 5.00%, 9/1/33	115,082
169,795	Pool #743595, 5.50%, 10/1/33	189,944
167,490	Pool #748041, 4.50%, 10/1/33	180,025
186,383	Pool #749891, 5.00%, 9/1/33	204,662
113,551	Pool #749897, 4.50%, 9/1/33	122,408
22,923	Pool #750984, 5.00%, 12/1/18	23,526
40,721	Pool #751008, 5.00%, 12/1/18	41,743
243,874	Pool #753533, 5.00%, 11/1/33	266,467
90,197	Pool #755679, 6.00%, 1/1/34	104,271
59,556	Pool #755746, 5.50%, 12/1/33	67,770
42,724	Pool #763551, 5.50%, 3/1/34	48,670
153,331	Pool #763820, 5.50%, 1/1/34	172,329
58,765	Pool #765216, 5.00%, 1/1/19	60,310

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$ 15,717	Pool #765306, 5.00%, 2/1/19	$16,167
7,341	Pool #773096, 4.50%, 3/1/19	7,531
96,267	Pool #773476, 5.50%, 7/1/19	99,873
174,122	Pool #773568, 5.50%, 5/1/34	194,411
47,571	Pool #776851, 6.00%, 10/1/34	54,943
60,785	Pool #777444, 5.50%, 5/1/34	69,230
810,383	Pool #777621, 5.00%, 2/1/34	889,858
134,308	Pool #781437, 6.00%, 8/1/34	152,729
86,259	Pool #781741, 6.00%, 9/1/34	99,444
62,687	Pool #781907, 5.00%, 2/1/21	65,788
145,021	Pool #781954, 5.00%, 6/1/34	159,092
181,019	Pool #781959, 5.50%, 6/1/34	200,910
275,190	Pool #783893, 5.50%, 12/1/34	309,409
177,382	Pool #783929, 5.50%, 10/1/34	199,586
31,659	Pool #788329, 6.50%, 8/1/34	35,021
166,683	Pool #797623, 5.00%, 7/1/35	182,997
126,890	Pool #797627, 5.00%, 7/1/35	139,381
198,552	Pool #798725, 5.50%, 11/1/34	224,384
107,772	Pool #799548, 6.00%, 9/1/34	123,856
987,623	Pool #806754, 4.50%, 9/1/34	1,065,013
341,503	Pool #806757, 6.00%, 9/1/34	389,350
785,234	Pool #806761, 5.50%, 9/1/34	878,361
119,849	Pool #808205, 5.00%, 1/1/35	131,568
39,423	Pool #813942, 5.00%, 11/1/20	41,145
282,787	Pool #815009, 5.00%, 4/1/35	310,486
287,061	Pool #817641, 5.00%, 11/1/35	316,965
126,476	Pool #820334, 5.00%, 9/1/35	138,960
332,363	Pool #820335, 5.00%, 9/1/35	363,972
186,508	Pool #820336, 5.00%, 9/1/35	206,311
407,979	Pool #822008, 5.00%, 5/1/35	448,037
288,043	Pool #829005, 5.00%, 8/1/35	316,153
188,384	Pool #829006, 5.50%, 9/1/35	210,195
172,767	Pool #829275, 5.00%, 8/1/35	189,758
164,226	Pool #829276, 5.00%, 8/1/35	180,361
120,496	Pool #829277, 5.00%, 8/1/35	132,129
452,051	Pool #829649, 5.50%, 3/1/35	503,930
403,423	Pool #844361, 5.50%, 11/1/35	450,548
158,779	Pool #845245, 5.50%, 11/1/35	180,512
60,861	Pool #866969, 6.00%, 2/1/36	70,219
163,483	Pool #867569, 6.00%, 2/1/36	185,509
78,820	Pool #867574, 5.50%, 2/1/36	89,526
122,960	Pool #870599, 6.00%, 6/1/36	140,159
135,642	Pool #870684, 6.00%, 7/1/36	152,752
344,498	Pool #871072, 5.50%, 2/1/37	384,721
181,697	Pool #884693, 5.50%, 4/1/36	205,409
627,528	Pool #885724, 5.50%, 6/1/36	700,796
80,122	Pool #908671, 6.00%, 1/1/37	92,345
299,662	Pool #911730, 5.50%, 12/1/21	318,781

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$ 77,380	Pool #919368, 5.50%, 4/1/37	$87,890
295,463	Pool #922582, 6.00%, 12/1/36	335,653
590,249	Pool #934941, 5.00%, 8/1/39	646,946
308,702	Pool #934942, 5.00%, 9/1/39	338,499
174,722	Pool #941204, 5.50%, 6/1/37	196,924
63,239	Pool #943394, 5.50%, 6/1/37	72,361
222,059	Pool #944502, 6.00%, 6/1/37	252,867
353,205	Pool #948600, 6.00%, 8/1/37	401,779
156,785	Pool #948672, 5.50%, 8/1/37	175,042
221,298	Pool #952598, 6.00%, 7/1/37	252,898
128,355	Pool #952623, 6.00%, 8/1/37	146,781
112,951	Pool #952632, 6.00%, 7/1/37	129,130
281,625	Pool #952678, 6.50%, 8/1/37	326,446
99,399	Pool #952693, 6.50%, 8/1/37	114,738
353,970	Pool #958502, 5.07%, 5/1/19	375,476
106,606	Pool #975769, 5.50%, 3/1/38	120,519
80,289	Pool #982898, 5.00%, 5/1/38	88,666
147,671	Pool #983033, 5.00%, 5/1/38	161,878
146,854	Pool #984842, 5.50%, 6/1/38	164,459
77,370	Pool #986230, 5.00%, 7/1/38	85,443
122,082	Pool #986239, 6.00%, 7/1/38	138,077
130,792	Pool #986957, 5.50%, 7/1/38	146,513
75,491	Pool #990510, 5.50%, 8/1/38	86,286
356,250	Pool #990511, 6.00%, 8/1/38	403,289
172,875	Pool #990617, 5.50%, 9/1/38	194,788
138,150	Pool #AA0526, 5.00%, 12/1/38	151,442
253,050	Pool #AA0527, 5.50%, 12/1/38	284,295
132,328	Pool #AA0644, 4.50%, 3/1/39	142,661
315,774	Pool #AA0645, 4.50%, 3/1/39	341,171
151,996	Pool #AA2243, 4.50%, 5/1/39	165,361
416,221	Pool #AA3142, 4.50%, 3/1/39	450,348
107,727	Pool #AA3143, 4.00%, 3/1/39	114,434
509,454	Pool #AA3206, 4.00%, 4/1/39	538,788
514,315	Pool #AA3207, 4.50%, 3/1/39	554,476
161,405	Pool #AA4468, 4.00%, 4/1/39	170,749
509,666	Pool #AA7042, 4.50%, 6/1/39	549,703
404,873	Pool #AA7658, 4.00%, 6/1/39	428,312
336,880	Pool #AA7659, 4.50%, 6/1/39	364,080
154,095	Pool #AA7741, 4.50%, 6/1/24	163,651
128,700	Pool #AA8455, 4.50%, 6/1/39	139,091
3,455,304	Pool #AB7798, 3.00%, 1/1/43	3,446,800
3,284,013	Pool #AB9203, 3.00%, 4/1/43	3,275,931
1,603,474	Pool #AB9204, 3.00%, 4/1/43	1,599,528
1,040,924	Pool #AB9831, 3.00%, 6/1/43	1,038,688
673,166	Pool #AC1463, 5.00%, 8/1/39	738,143
110,957	Pool #AC1464, 5.00%, 8/1/39	122,430
963,460	Pool #AC2109, 4.50%, 7/1/39	1,038,693
52,046	Pool #AC4394, 5.00%, 9/1/39	57,623

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$ 559,695	Pool #AC4395, 5.00%, 9/1/39	$616,517
350,657	Pool #AC5328, 5.00%, 10/1/39	384,503
372,811	Pool #AC5329, 5.00%, 10/1/39	408,563
302,713	Pool #AC6304, 5.00%, 11/1/39	331,932
225,307	Pool #AC6305, 5.00%, 11/1/39	247,054
301,732	Pool #AC6307, 5.00%, 12/1/39	330,668
328,250	Pool #AC6790, 5.00%, 12/1/39	359,934
1,408,914	Pool #AC7199, 5.00%, 12/1/39	1,544,026
902,331	Pool #AD1470, 5.00%, 2/1/40	1,006,628
1,689,868	Pool #AD1471, 4.50%, 2/1/40	1,839,250
436,224	Pool #AD1560, 5.00%, 3/1/40	478,058
1,546,366	Pool #AD1585, 4.50%, 2/1/40	1,683,062
377,484	Pool #AD1586, 5.00%, 1/1/40	421,941
642,206	Pool #AD1638, 4.50%, 2/1/40	692,353
189,978	Pool #AD1640, 4.50%, 3/1/40	204,812
1,751,453	Pool #AD1942, 4.50%, 1/1/40	1,906,552
368,575	Pool #AD1943, 5.00%, 1/1/40	411,350
1,172,887	Pool #AD1988, 4.50%, 2/1/40	1,276,568
400,186	Pool #AD2896, 5.00%, 3/1/40	438,813
625,071	Pool #AD4456, 4.50%, 4/1/40	673,978
149,124	Pool #AD4457, 4.50%, 4/1/40	161,910
775,563	Pool #AD4458, 4.50%, 4/1/40	836,123
513,035	Pool #AD4940, 4.50%, 6/1/40	554,458
385,103	Pool #AD4946, 4.50%, 6/1/40	416,197
418,992	Pool #AD5728, 5.00%, 4/1/40	459,434
505,879	Pool #AD7239, 4.50%, 7/1/40	546,883
277,692	Pool #AD7242, 4.50%, 7/1/40	301,589
212,020	Pool #AD7256, 4.50%, 7/1/40	229,735
941,073	Pool #AD7271, 4.50%, 7/1/40	1,014,558
425,467	Pool #AD7272, 4.50%, 7/1/40	459,820
435,571	Pool #AD8960, 5.00%, 6/1/40	477,342
315,271	Pool #AD9613, 4.50%, 8/1/40	340,037
1,106,858	Pool #AD9614, 4.50%, 8/1/40	1,193,287
457,769	Pool #AE2011, 4.00%, 9/1/40	482,982
1,937,735	Pool #AE2012, 4.00%, 9/1/40	2,044,462
228,340	Pool #AE2023, 4.00%, 9/1/40	241,773
920,735	Pool #AE5432, 4.00%, 10/1/40	971,447
360,572	Pool #AE5435, 4.50%, 9/1/40	388,728
371,126	Pool #AE5806, 4.50%, 9/1/40	401,208
810,638	Pool #AE5861, 4.00%, 10/1/40	855,286
550,572	Pool #AE5862, 4.00%, 10/1/40	580,982
382,329	Pool #AE5863, 4.00%, 10/1/40	403,386
488,763	Pool #AE6850, 4.00%, 10/1/40	515,683
249,006	Pool #AE6851, 4.00%, 10/1/40	262,721
168,630	Pool #AE7699, 4.00%, 11/1/40	178,920
532,392	Pool #AE7703, 4.00%, 10/1/40	564,877
1,064,376	Pool #AE7707, 4.00%, 11/1/40	1,123,000
723,661	Pool #AH0300, 4.00%, 11/1/40	763,519

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$ 686,905	Pool #AH0301, 3.50%, 11/1/40	$707,539
63,372	Pool #AH0302, 4.00%, 11/1/40	67,308
482,005	Pool #AH0306, 4.00%, 12/1/40	510,361
509,736	Pool #AH0508, 4.00%, 11/1/40	537,811
1,117,868	Pool #AH0537, 4.00%, 12/1/40	1,181,011
975,276	Pool #AH0914, 4.50%, 11/1/40	1,051,431
816,282	Pool #AH0917, 4.00%, 12/1/40	861,241
797,677	Pool #AH1077, 4.00%, 1/1/41	848,342
853,329	Pool #AH2973, 4.00%, 12/1/40	900,329
835,908	Pool #AH2980, 4.00%, 1/1/41	881,948
1,141,797	Pool #AH5656, 4.00%, 1/1/41	1,206,290
476,651	Pool #AH5657, 4.00%, 2/1/41	502,904
537,083	Pool #AH5658, 4.00%, 2/1/41	566,664
581,786	Pool #AH5662, 4.00%, 2/1/41	616,193
819,238	Pool #AH5882, 4.00%, 2/1/26	863,240
646,181	Pool #AH6764, 4.00%, 3/1/41	681,772
2,016,009	Pool #AH6768, 4.00%, 3/1/41	2,127,047
348,505	Pool #AH7277, 4.00%, 3/1/41	369,061
1,075,313	Pool #AH7281, 4.00%, 3/1/41	1,134,707
391,554	Pool #AH7526, 4.50%, 3/1/41	422,435
1,189,708	Pool #AH7537, 4.00%, 3/1/41	1,255,235
728,873	Pool #AH8878, 4.50%, 4/1/41	785,787
472,666	Pool #AH8885, 4.50%, 4/1/41	509,574
609,399	Pool #AH9050, 3.50%, 2/1/26	635,655
575,256	Pool #AI0114, 4.00%, 3/1/41	607,030
985,821	Pool #AI1846, 4.50%, 5/1/41	1,062,799
781,202	Pool #AI1847, 4.50%, 5/1/41	842,813
1,353,819	Pool #AI1848, 4.50%, 5/1/41	1,459,533
1,042,364	Pool #AI1849, 4.50%, 5/1/41	1,134,508
536,337	Pool #AJ0651, 4.00%, 8/1/41	565,709
498,540	Pool #AJ7668, 4.00%, 11/1/41	525,843
906,272	Pool #AJ9133, 4.00%, 1/1/42	955,904
9,892,996	Pool #AK2386, 3.50%, 2/1/42(a)	10,187,081
3,408,626	Pool #AK6715, 3.50%, 3/1/42	3,509,953
1,218,808	Pool #AK6716, 3.50%, 3/1/42	1,254,658
708,527	Pool #AK6718, 3.50%, 2/1/42	729,589
624,320	Pool #AM0414, 2.87%, 9/1/27	616,600
461,217	Pool #AM0635, 2.55%, 10/1/22	464,959
924,858	Pool #AM1750, 3.04%, 12/1/30	897,562
4,895,179	Pool #AM4392, 3.79%, 10/1/23	5,230,507
494,758	Pool #AM4590, 3.18%, 10/1/20	510,182
2,330,087	Pool #AM5335, 3.69%, 2/1/24	2,474,364
953,416	Pool #AM6059, 2.70%, 6/1/21	964,259
241,566	Pool #AM6907, 3.68%, 10/1/32	251,181
1,529,026	Pool #AM7764, 3.05%, 1/1/27	1,544,898
969,264	Pool #AM7938, 2.59%, 12/1/25	958,654
293,416	Pool #AM9239, 3.03%, 6/1/25	298,544
491,857	Pool #AM9780, 3.31%, 3/1/31	498,781

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$ 988,974	Pool #AN2066, 2.75%, 7/1/26	$977,909
1,000,000	Pool #AN2398, 2.52%, 7/1/28	950,165
1,000,000	Pool #AN2746, 2.30%, 9/1/26	954,570
1,000,000	Pool #AN3157, 2.25%, 10/1/26	946,935
497,927	Pool #AN3919, 2.82%, 12/1/26	493,759
1,994,678	Pool #AN4408, 3.35%, 1/1/27	2,049,060
900,000	Pool #AN5053, 3.34%, 4/1/27	924,853
972,912	Pool #AO2923, 3.50%, 5/1/42	1,001,529
2,262,371	Pool #AO8029, 3.50%, 7/1/42	2,328,917
713,338	Pool #AP7483, 3.50%, 9/1/42	734,097
779,612	Pool #AQ6710, 2.50%, 10/1/27	791,641
1,899,694	Pool #AQ7193, 3.50%, 7/1/43	1,951,416
2,677,833	Pool #AR3088, 3.00%, 1/1/43	2,672,917
702,244	Pool #AR6712, 3.00%, 1/1/43	700,955
929,617	Pool #AR6928, 3.00%, 3/1/43	927,620
516,691	Pool #AR6933, 3.00%, 3/1/43	515,419
930,190	Pool #AS1916, 4.00%, 3/1/44	978,225
622,114	Pool #AS1917, 4.00%, 3/1/44	656,671
209,012	Pool #AS2129, 4.00%, 3/1/44	219,805
1,140,449	Pool #AS2439, 4.00%, 5/1/44	1,203,441
1,681,395	Pool #AS2784, 4.00%, 7/1/44	1,767,173
1,529,495	Pool #AS3244, 4.00%, 9/1/44	1,607,523
1,986,937	Pool #AS3494, 4.00%, 10/1/44	2,087,370
1,625,703	Pool #AS3726, 4.00%, 11/1/44	1,707,878
1,758,250	Pool #AS3728, 4.00%, 11/1/44	1,847,124
1,011,292	Pool #AS3926, 3.50%, 12/1/44	1,037,720
679,207	Pool #AS3929, 4.00%, 12/1/44	713,539
744,878	Pool #AS3930, 4.00%, 11/1/44	782,529
1,063,253	Pool #AS4070, 4.00%, 12/1/44	1,123,310
834,585	Pool #AS4240, 3.50%, 1/1/45	856,395
1,598,993	Pool #AS4388, 3.50%, 2/1/45	1,640,780
806,147	Pool #AS4390, 3.50%, 2/1/45	827,214
1,051,318	Pool #AS4732, 3.50%, 4/1/45	1,076,985
8,347,026	Pool #AS4737, 3.50%, 4/1/45(a)	8,550,811
1,864,642	Pool #AS4743, 3.50%, 4/1/45	1,910,165
1,182,340	Pool #AS4905, 3.50%, 4/1/45	1,213,423
7,657,450	Pool #AS4908, 3.50%, 5/1/45(a)	7,844,400
1,030,399	Pool #AS4910, 3.50%, 5/1/45	1,055,555
8,042,100	Pool #AS5114, 3.50%, 6/1/45	8,238,441
1,288,556	Pool #AS5118, 3.50%, 5/1/45	1,320,015
1,275,124	Pool #AS5341, 3.50%, 7/1/45	1,306,255
2,560,898	Pool #AS5345, 3.50%, 7/1/45	2,623,421
1,419,803	Pool #AS5576, 4.00%, 8/1/45	1,489,573
1,971,404	Pool #AS5749, 3.50%, 9/1/45(a)	2,018,302
2,023,042	Pool #AS5916, 3.50%, 9/1/45	2,071,168
1,001,806	Pool #AS5919, 3.50%, 9/1/45	1,026,890
1,011,368	Pool #AS5922, 3.50%, 9/1/45	1,035,427
1,568,510	Pool #AS6303, 4.00%, 11/1/45	1,645,588

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$1,718,466	Pool #AS6469, 4.00%, 12/1/45	$1,802,912
531,621	Pool #AS6607, 4.00%, 1/1/46	557,745
1,943,841	Pool #AS6778, 3.50%, 3/1/46	1,990,083
1,376,663	Pool #AS6958, 3.50%, 4/1/46	1,409,413
1,541,324	Pool #AS7138, 3.50%, 5/1/46	1,577,991
1,021,427	Pool #AS7139, 3.50%, 5/1/46	1,045,726
1,886,117	Pool #AS7333, 3.00%, 6/1/46	1,872,044
1,893,071	Pool #AS7334, 3.00%, 6/1/46	1,878,947
1,903,567	Pool #AS7335, 3.00%, 5/1/46	1,889,365
1,035,908	Pool #AS7336, 3.00%, 6/1/46	1,028,826
2,263,589	Pool #AS7339, 3.00%, 6/1/46	2,246,701
3,774,138	Pool #AS7504, 3.00%, 7/1/46	3,745,980
1,057,627	Pool #AS7512, 3.00%, 7/1/46	1,049,736
1,733,658	Pool #AS7515, 3.00%, 7/1/46	1,720,724
1,015,946	Pool #AS7516, 3.00%, 7/1/46	1,008,366
1,698,760	Pool #AS7517, 3.00%, 6/1/46	1,686,086
1,020,163	Pool #AS7518, 3.00%, 7/1/46	1,012,551
2,639,876	Pool #AS7674, 3.00%, 8/1/46	2,620,180
4,839,380	Pool #AS7675, 3.00%, 8/1/46	4,803,274
1,965,497	Pool #AS7676, 3.00%, 8/1/46	1,950,832
4,804,042	Pool #AS8053, 3.00%, 10/1/46	4,766,698
1,291,873	Pool #AS8054, 3.00%, 10/1/46	1,281,831
1,899,839	Pool #AS8076, 3.00%, 10/1/46	1,885,071
1,080,816	Pool #AS8077, 3.00%, 10/1/46	1,072,414
4,912,129	Pool #AS8283, 3.00%, 11/1/46	4,873,945
1,781,349	Pool #AS8289, 3.00%, 10/1/46	1,767,502
2,911,608	Pool #AS8440, 3.00%, 11/1/46	2,888,975
1,931,480	Pool #AS8441, 3.00%, 11/1/46	1,916,466
4,943,875	Pool #AS8442, 3.00%, 12/1/46	4,913,169
2,883,960	Pool #AS8632, 3.50%, 1/1/47	2,952,116
2,798,632	Pool #AS8633, 3.50%, 1/1/47	2,864,771
1,419,187	Pool #AS8776, 3.50%, 2/1/47	1,452,948
2,381,492	Pool #AS8777, 3.50%, 2/1/47	2,438,145
1,163,539	Pool #AS9308, 4.00%, 2/1/47	1,221,443
1,960,298	Pool #AS9381, 4.00%, 4/1/47	2,058,293
1,373,274	Pool #AT2688, 3.00%, 5/1/43	1,370,323
1,401,772	Pool #AT2689, 3.00%, 5/1/43	1,398,322
858,848	Pool #AT2690, 3.00%, 4/1/43	856,734
522,179	Pool #AT2691, 3.00%, 5/1/43	521,220
851,162	Pool #AT3963, 2.50%, 3/1/28	861,369
626,096	Pool #AT7873, 2.50%, 6/1/28	633,604
814,522	Pool #AT8051, 3.00%, 6/1/43	812,263
902,170	Pool #AU0971, 3.50%, 8/1/43	926,733
1,036,797	Pool #AU2165, 3.50%, 7/1/43	1,065,025
876,322	Pool #AU2188, 3.50%, 8/1/43	900,181
910,755	Pool #AU3700, 3.50%, 8/1/43	938,967
716,210	Pool #AU4653, 3.50%, 9/1/43	738,620
458,727	Pool #AU6054, 4.00%, 9/1/43	482,559

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$ 499,930	Pool #AU6718, 4.00%, 10/1/43	$530,043
1,259,823	Pool #AU7003, 4.00%, 11/1/43	1,333,149
869,815	Pool #AU7005, 4.00%, 11/1/43	922,751
1,081,349	Pool #AV0679, 4.00%, 12/1/43	1,144,287
601,617	Pool #AV9282, 4.00%, 2/1/44	632,684
1,226,083	Pool #AW0993, 4.00%, 5/1/44	1,297,062
620,624	Pool #AW1565, 4.00%, 4/1/44	652,673
357,009	Pool #AW3671, 4.00%, 4/1/44	376,840
1,063,585	Pool #AW5046, 4.00%, 7/1/44	1,117,844
905,566	Pool #AW5047, 4.00%, 7/1/44	951,764
624,106	Pool #AW7040, 4.00%, 6/1/44	658,579
765,991	Pool #AW8629, 3.50%, 5/1/44	786,367
995,690	Pool #AX2884, 3.50%, 11/1/44	1,025,755
1,895,949	Pool #AX4860, 3.50%, 12/1/44	1,945,496
1,068,893	Pool #AY0075, 3.50%, 11/1/44	1,096,826
1,751,056	Pool #AY1389, 3.50%, 4/1/45	1,793,807
1,324,499	Pool #AY3435, 3.50%, 5/1/45	1,356,835
1,400,408	Pool #AY5571, 3.50%, 6/1/45	1,434,598
1,797,513	Pool #BC0802, 3.50%, 4/1/46	1,840,275
1,462,358	Pool #BC0804, 3.50%, 4/1/46	1,497,146
1,298,612	Pool #BC1135, 3.00%, 6/1/46	1,288,923
2,724,864	Pool #BD3807, 3.00%, 7/1/46	2,704,534
1,752,373	Pool #BD5021, 3.50%, 2/1/47	1,797,346
2,612,797	Pool #BE4232, 3.00%, 12/1/46	2,592,487
56,269	Pool #MC0013, 5.50%, 12/1/38	64,157
92,370	Pool #MC0014, 5.50%, 12/1/38	105,579
75,346	Pool #MC0016, 5.50%, 11/1/38	85,273
148,462	Pool #MC0038, 4.50%, 3/1/39	162,490
51,067	Pool #MC0059, 4.00%, 4/1/39	54,566
90,164	Pool #MC0081, 4.00%, 5/1/39	95,778
111,361	Pool #MC0112, 4.50%, 6/1/39	122,301
202,933	Pool #MC0127, 4.50%, 7/1/39	219,889
64,594	Pool #MC0135, 4.50%, 6/1/39	70,718
790,225	Pool #MC0154, 4.50%, 8/1/39	852,177
201,974	Pool #MC0160, 4.50%, 8/1/39	218,281
222,111	Pool #MC0171, 4.50%, 9/1/39	241,850
327,456	Pool #MC0177, 4.50%, 9/1/39	353,895
128,739	Pool #MC0270, 4.50%, 3/1/40	139,134
376,363	Pool #MC0325, 4.50%, 7/1/40	411,691
96,244	Pool #MC0426, 4.50%, 1/1/41	103,760
727,100	Pool #MC0584, 4.00%, 1/1/42	766,920
473,829	Pool #MC0585, 4.00%, 1/1/42	499,779
67,009	Pool #MC3344, 5.00%, 12/1/38	74,315

		361,623,245

Freddie Mac — 7.25%
86,676	Pool #A10124, 5.00%, 6/1/33	95,324

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$137,875	Pool #A10548, 5.00%, 6/1/33	$150,723
234,811	Pool #A12237, 5.00%, 8/1/33	257,027
99,897	Pool #A12969, 4.50%, 8/1/33	107,732
73,271	Pool #A12985, 5.00%, 8/1/33	81,001
60,684	Pool #A12986, 5.00%, 8/1/33	67,107
41,375	Pool #A14028, 4.50%, 9/1/33	44,884
139,049	Pool #A14325, 5.00%, 9/1/33	152,405
84,242	Pool #A15268, 6.00%, 10/1/33	97,495
278,062	Pool #A15579, 5.50%, 11/1/33	310,810
134,264	Pool #A17393, 5.50%, 12/1/33	152,210
174,294	Pool #A17397, 5.50%, 1/1/34	198,305
248,254	Pool #A18617, 5.50%, 1/1/34	281,577
266,210	Pool #A19019, 5.50%, 2/1/34	303,122
242,474	Pool #A20070, 5.50%, 3/1/34	270,441
323,038	Pool #A20540, 5.50%, 4/1/34	363,944
123,833	Pool #A20541, 5.50%, 4/1/34	139,502
114,680	Pool #A21679, 5.50%, 4/1/34	126,972
172,050	Pool #A23192, 5.00%, 5/1/34	188,744
617,285	Pool #A25310, 5.00%, 6/1/34	675,833
182,761	Pool #A25311, 5.00%, 6/1/34	200,442
165,027	Pool #A26395, 6.00%, 9/1/34	191,058
38,455	Pool #A26396, 5.50%, 9/1/34	44,068
241,022	Pool #A28241, 5.50%, 10/1/34	272,639
22,499	Pool #A30055, 5.00%, 11/1/34	24,506
188,883	Pool #A30591, 6.00%, 12/1/34	215,762
250,786	Pool #A31135, 5.50%, 12/1/34	282,796
306,120	Pool #A33167, 5.00%, 1/1/35	336,437
214,983	Pool #A34999, 5.50%, 4/1/35	243,815
76,981	Pool #A35628, 5.50%, 6/1/35	87,777
430,637	Pool #A37185, 5.00%, 9/1/35	473,062
207,020	Pool #A38830, 5.00%, 5/1/35	227,441
102,022	Pool #A40538, 5.00%, 12/1/35	111,448
130,663	Pool #A42095, 5.50%, 1/1/36	148,711
234,201	Pool #A42097, 5.00%, 1/1/36	257,392
171,747	Pool #A42098, 5.50%, 1/1/36	191,873
337,928	Pool #A42803, 5.50%, 2/1/36	383,337
106,304	Pool #A42805, 6.00%, 2/1/36	121,152
242,138	Pool #A44639, 5.50%, 3/1/36	272,632
279,581	Pool #A45396, 5.00%, 6/1/35	307,119
205,277	Pool #A46321, 5.50%, 7/1/35	233,816
78,925	Pool #A46735, 5.00%, 8/1/35	86,347
211,456	Pool #A46746, 5.50%, 8/1/35	239,655
92,814	Pool #A46996, 5.50%, 9/1/35	105,540
326,424	Pool #A46997, 5.50%, 9/1/35	366,723
136,907	Pool #A47552, 5.00%, 11/1/35	151,204
250,930	Pool #A47553, 5.00%, 11/1/35	275,666
88,860	Pool #A47554, 5.50%, 11/1/35	101,644
163,862	Pool #A48789, 6.00%, 5/1/36	185,514

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$ 84,646	Pool #A49013, 6.00%, 5/1/36	$97,641
161,374	Pool #A49526, 6.00%, 5/1/36	183,150
163,130	Pool #A49843, 6.00%, 6/1/36	187,843
446,938	Pool #A49844, 6.00%, 6/1/36	506,825
19,325	Pool #A49845, 6.50%, 6/1/36	21,250
91,891	Pool #A50128, 6.00%, 6/1/36	101,576
278,574	Pool #A59530, 5.50%, 4/1/37	311,132
202,150	Pool #A59964, 5.50%, 4/1/37	230,261
84,257	Pool #A61754, 5.50%, 5/1/37	96,080
89,654	Pool #A61779, 5.50%, 5/1/37	102,234
98,334	Pool #A61915, 5.50%, 6/1/37	112,008
148,264	Pool #A61916, 6.00%, 6/1/37	167,852
104,983	Pool #A63456, 5.50%, 6/1/37	119,582
422,828	Pool #A64012, 5.50%, 7/1/37	472,246
95,310	Pool #A64015, 6.00%, 7/1/37	109,136
420,717	Pool #A66061, 5.50%, 8/1/37	477,645
231,616	Pool #A66122, 6.00%, 8/1/37	263,676
102,346	Pool #A66133, 6.00%, 6/1/37	117,529
211,163	Pool #A68766, 6.00%, 10/1/37	240,471
80,834	Pool #A70292, 5.50%, 7/1/37	91,090
115,953	Pool #A75113, 5.00%, 3/1/38	127,132
92,628	Pool #A76187, 5.00%, 4/1/38	102,108
755,093	Pool #A91887, 5.00%, 4/1/40	841,575
292,383	Pool #A92388, 4.50%, 5/1/40	316,116
452,756	Pool #A93962, 4.50%, 9/1/40	489,649
563,176	Pool #A95573, 4.00%, 12/1/40	594,986
511,369	Pool #A96339, 4.00%, 12/1/40	540,413
548,457	Pool #A97099, 4.00%, 1/1/41	581,064
474,627	Pool #A97715, 4.00%, 3/1/41	502,845
387,095	Pool #A97716, 4.50%, 3/1/41	417,790
34,418	Pool #B31140, 6.50%, 10/1/31	37,553
23,536	Pool #B31206, 6.00%, 3/1/32	25,484
67,916	Pool #B31493, 5.00%, 2/1/34	72,315
56,623	Pool #B31532, 5.00%, 5/1/34	60,294
85,602	Pool #B31546, 5.50%, 5/1/34	92,263
52,079	Pool #B31547, 5.50%, 5/1/34	56,135
86,465	Pool #B31551, 5.50%, 6/1/34	93,170
60,967	Pool #B31587, 5.00%, 11/1/34	64,966
60,746	Pool #B31588, 5.50%, 11/1/34	65,464
29,520	Pool #B50450, 4.50%, 1/1/19	30,136
11,968	Pool #B50451, 5.00%, 1/1/19	12,167
4,066	Pool #B50470, 4.50%, 4/1/19	4,151
57,735	Pool #B50496, 5.50%, 9/1/19	59,700
36,210	Pool #B50499, 5.00%, 11/1/19	37,191
6,965	Pool #B50501, 4.50%, 11/1/19	7,031
25,404	Pool #B50504, 5.50%, 11/1/19	26,320
78,064	Pool #B50506, 5.00%, 11/1/19	80,553
36,544	Pool #C37233, 7.50%, 2/1/30	42,338

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$ 137,031	Pool #C51686, 6.50%, 5/1/31	$157,803
100,809	Pool #C53210, 6.50%, 6/1/31	116,964
44,422	Pool #C60020, 6.50%, 11/1/31	51,626
50,702	Pool #C65616, 6.50%, 3/1/32	58,585
51,721	Pool #C68324, 6.50%, 6/1/32	60,388
50,261	Pool #C73273, 6.00%, 11/1/32	57,392
167,239	Pool #C73525, 6.00%, 11/1/32	192,891
54,902	Pool #C74672, 5.50%, 11/1/32	62,662
156,285	Pool #C77844, 5.50%, 3/1/33	176,238
59,297	Pool #C77845, 5.50%, 3/1/33	67,921
38,952	Pool #C78252, 5.50%, 3/1/33	44,138
77,526	Pool #J00980, 5.00%, 1/1/21	81,376
18,720	Pool #J05466, 5.50%, 6/1/22	19,354
543,680	Pool #J21142, 2.50%, 11/1/27	552,154
624,206	Pool #J23532, 2.50%, 5/1/28	632,960
315,880	Pool #Q00462, 4.00%, 3/1/41	333,377
362,735	Pool #Q00465, 4.50%, 4/1/41	391,216
708,828	Pool #Q05867, 3.50%, 12/1/41	729,788
954,347	Pool #Q06239, 3.50%, 1/1/42	982,567
325,706	Pool #Q06406, 4.00%, 2/1/42	343,544
1,234,173	Pool #Q13349, 3.00%, 11/1/42	1,230,317
1,291,455	Pool #Q17662, 3.00%, 4/1/43	1,287,419
1,102,064	Pool #Q18754, 3.00%, 6/1/43	1,098,620
1,224,694	Pool #Q18772, 3.00%, 6/1/43	1,220,867
1,700,504	Pool #Q32756, 3.00%, 4/1/45	1,689,344
1,019,180	Pool #Q33966, 3.50%, 6/1/45	1,043,903
1,142,119	Pool #Q41898, 3.50%, 7/1/46	1,168,753
1,323,101	Pool #Q41900, 3.50%, 7/1/46	1,353,956
1,283,945	Pool #Q41901, 3.50%, 7/1/46	1,313,887
2,761,070	Pool #Q43041, 3.00%, 9/1/46	2,738,636
1,375,848	Pool #Q43155, 3.00%, 9/1/46	1,364,669
1,445,613	Pool #Q43157, 3.00%, 9/1/46	1,433,868
1,013,571	Pool #V82990, 4.00%, 3/1/47	1,064,487
1,144,418	Pool #V83121, 3.50%, 3/1/47	1,171,464
1,625,321	Pool #WA3103, 3.30%, 2/1/27	1,674,696

		45,562,700

Ginnie Mae — 27.25%
263,353	Pool #409117, 5.50%, 6/20/38	288,032
1,082,136	Pool #442423, 4.00%, 9/20/41	1,146,177
100,485	Pool #487643, 5.00%, 2/15/39	111,217
402,632	Pool #588448, 6.25%, 9/15/32	403,620
425,111	Pool #616936, 5.50%, 1/15/36	478,865
359,727	Pool #617904, 5.75%, 9/15/23	360,615
1,562,065	Pool #618363, 4.00%, 9/20/41	1,654,507
480,952	Pool #624106, 5.13%, 3/15/34	481,823
328,740	Pool #654705, 4.00%, 9/20/41	348,195

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$ 412,996	Pool #664269, 5.85%, 6/15/38	$418,158
123,863	Pool #675509, 5.50%, 6/15/38	140,966
416,903	Pool #697672, 5.50%, 12/15/38	472,517
282,930	Pool #697814, 5.00%, 2/15/39	310,538
375,277	Pool #697885, 4.50%, 3/15/39	405,372
115,034	Pool #698112, 4.50%, 5/15/39	124,259
639,158	Pool #698113, 4.50%, 5/15/39	690,415
186,166	Pool #699294, 5.63%, 9/20/38	207,564
1,861,157	Pool #713519, 6.00%, 7/15/39	2,140,789
226,297	Pool #714561, 4.50%, 6/15/39	244,445
286,631	Pool #716822, 4.50%, 4/15/39	309,618
244,919	Pool #716823, 4.50%, 4/15/39	264,561
123,427	Pool #717132, 4.50%, 5/15/39	134,096
152,903	Pool #717133, 4.50%, 5/15/39	165,165
799,490	Pool #720080, 4.50%, 6/15/39	868,914
698,884	Pool #720521, 5.00%, 8/15/39	771,585
886,795	Pool #724629, 5.00%, 7/20/40	985,278
1,126,166	Pool #726550, 5.00%, 9/15/39	1,243,314
525,832	Pool #729018, 4.50%, 2/15/40	567,550
398,970	Pool #729346, 4.50%, 7/15/41	430,217
523,734	Pool #738844, 3.50%, 10/15/41	545,338
331,820	Pool #738845, 3.50%, 10/15/41	345,508
1,239,555	Pool #738862, 4.00%, 10/15/41	1,315,236
360,143	Pool #747241, 5.00%, 9/20/40	397,887
805,136	Pool #748654, 3.50%, 9/15/40	837,844
157,895	Pool #748846, 4.50%, 9/20/40	173,080
552,101	Pool #757016, 3.50%, 11/15/40	574,531
584,898	Pool #757017, 4.00%, 12/15/40	624,972
746,146	Pool #759297, 4.00%, 1/20/41	799,396
569,849	Pool #759298, 4.00%, 2/20/41	606,422
341,031	Pool #762877, 4.00%, 4/15/41	361,853
384,560	Pool #763564, 4.50%, 5/15/41	414,679
299,195	Pool #770391, 4.50%, 6/15/41	322,629
673,895	Pool #770481, 4.00%, 8/15/41	715,039
234,418	Pool #770482, 4.50%, 8/15/41	252,777
719,419	Pool #770517, 4.00%, 8/15/41	763,343
549,774	Pool #770529, 4.00%, 8/15/41	583,340
799,486	Pool #770537, 4.00%, 8/15/41	848,299
393,080	Pool #770738, 4.50%, 6/20/41	426,338
849,862	Pool #779592, 4.00%, 11/20/41	900,157
355,817	Pool #779593, 4.00%, 11/20/41	376,875
490,523	Pool #AA6312, 3.00%, 4/15/43	497,536
932,876	Pool #AA6424, 3.00%, 5/15/43	945,922
1,458,160	Pool #AB2733, 3.50%, 8/15/42	1,518,309
2,170,834	Pool #AB2745, 3.00%, 8/15/42	2,196,443
2,282,365	Pool #AB2841, 3.00%, 9/15/42	2,309,290
745,158	Pool #AB2843, 3.00%, 9/15/42	753,949
460,327	Pool #AB2852, 3.50%, 9/15/42	479,315

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$5,500,987	Pool #AC9541, 2.12%, 2/15/48	$5,332,363
836,885	Pool #AE6946, 3.00%, 6/15/43	848,850
188,363	Pool #AE8253, 4.00%, 2/20/44	199,569
650,021	Pool #AG8915, 4.00%, 2/20/44	689,708
1,031,328	Pool #AK6446, 3.00%, 1/15/45	1,044,784
1,069,723	Pool #AK7036, 3.00%, 4/15/45	1,082,677
1,800,050	Pool #AO3594, 3.50%, 8/20/45	1,864,107
1,055,972	Pool #AO8336, 3.50%, 9/20/45	1,096,013
1,617,044	Pool #AP3887, 3.50%, 9/20/45	1,674,587
1,112,613	Pool #AR4919, 3.50%, 3/20/46	1,154,935
1,426,579	Pool #AR4970, 3.50%, 4/20/46	1,480,844
1,983,899	Pool #AR9008, 3.00%, 5/20/46	2,003,105
1,810,538	Pool #AS2837, 3.50%, 3/20/46	1,879,410
1,169,148	Pool #AS2921, 3.50%, 4/20/46	1,213,624
1,198,210	Pool #AS4332, 3.00%, 6/20/46	1,209,772
1,085,046	Pool #AS5511, 3.50%, 3/20/46	1,127,510
1,581,694	Pool #AX7237, 3.50%, 11/20/46	1,637,486
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(b)	663,420
2,359,230	Series 2012-107, Class A, 1.15%, 1/16/45	2,243,120
1,600,000	Series 2012-112, Class B, 2.60%, 1/16/53(b)	1,561,080
5,308,931	Series 2012-114, Class A, 2.10%, 1/16/53(b)	5,106,566
2,040,447	Series 2012-115, Class A, 2.13%, 4/16/45	1,995,380
2,763,864	Series 2012-120, Class A, 1.90%, 2/16/53	2,644,320
1,195,371	Series 2012-131, Class A, 1.90%, 2/16/53	1,157,276
623,952	Series 2012-144, Class AD, 1.77%, 1/16/53	603,001
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,975,221
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(b)	3,006,039
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(b)	1,612,148
2,056,673	Series 2012-53, Class AC, 2.38%, 12/16/43	2,034,694
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,752,246
651,311	Series 2012-70, Class A, 1.73%, 5/16/42	645,337
1,301,070	Series 2012-72, Class A, 1.71%, 5/16/42	1,289,056
2,097,414	Series 2012-78, Class A, 1.68%, 3/16/44	2,071,324
1,052,538	Series 2013-101, Class AG, 1.76%, 4/16/38	1,045,011
1,168,074	Series 2013-105, Class A, 1.71%, 2/16/37	1,154,509
1,187,339	Series 2013-107, Class A, 2.00%, 5/16/40	1,178,272
1,252,640	Series 2013-126, Class BK, 2.45%, 10/16/47(b)	1,219,027
438,218	Series 2013-127, Class A, 2.00%, 3/16/52	436,082
816,782	Series 2013-17, Class A, 1.13%, 1/16/49	784,095
750,990	Series 2013-29, Class AB, 1.77%, 10/16/45	735,812
825,067	Series 2013-33, Class A, 1.06%, 7/16/38	805,227
2,195,215	Series 2013-63, Class AB, 1.38%, 3/16/45	2,111,632
1,384,069	Series 2013-97, Class AC, 2.00%, 6/16/45	1,351,168
979,965	Series 2014-148, Class A, 2.65%, 3/1/39	984,572
5,673,670	Series 2014-172, Class AF, 2.50%, 1/1/55	5,692,638
109,937	Series 2014-47, Class AB, 2.25%, 8/16/40	109,864
651,237	Series 2014-54, Class AB, 2.62%, 10/16/43	652,301
634,414	Series 2014-77, Class AC, 2.35%, 10/16/40	633,514

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$ 845,444	Series 2014-82, Class AB, 2.40%, 5/16/45	$846,223
847,436	Series 2015-107, Class AB, 2.50%, 11/16/49	837,400
3,122,583	Series 2015-114, Class AD, 2.50%, 11/15/51	3,106,197
1,941,759	Series 2015-128, Class AD, 2.50%, 12/16/50	1,918,199
801,699	Series 2015-130, Class AH, 2.90%, 8/16/47(b)	805,986
2,939,848	Series 2015-135, Class AC, 2.35%, 4/16/49	2,890,978
1,147,923	Series 2015-136, Class AC, 2.50%, 3/16/47	1,132,713
848,226	Series 2015-15, Class A, 2.00%, 11/1/48	825,446
1,777,141	Series 2015-154, Class AD, 2.50%, 5/1/54	1,737,362
972,254	Series 2015-171, Class DA, 2.37%, 3/16/46	940,913
1,785,493	Series 2015-2, Class A, 2.50%, 12/16/44	1,790,156
1,671,957	Series 2015-22, Class A, 2.40%, 8/16/47	1,651,222
5,598,571	Series 2015-70, Class AB, 2.30%, 11/16/48	5,430,067
476,900	Series 2015-75, Class A, 3.00%, 2/16/44	482,831
2,504,162	Series 2015-98, Class AB, 2.20%, 11/16/43	2,470,845
731,620	Series 2016-11, Class AD, 2.25%, 11/16/43	726,060
958,032	Series 2016-14, Class AB, 2.15%, 8/16/42	950,700
1,975,621	Series 2016-152, Class EA, 2.20%, 8/15/58	1,911,521
2,471,612	Series 2016-157, Class AC, 2.00%, 11/16/50	2,399,480
946,383	Series 2016-26, Class A, 2.25%, 12/16/55	940,381
914,045	Series 2016-28, Class AB, 2.40%, 11/16/55	903,942
775,594	Series 2016-36, Class AB, 2.30%, 6/16/56	760,527
975,209	Series 2016-39, Class AH, 2.50%, 9/16/44	966,025
1,081,318	Series 2016-50, Class A, 2.30%, 2/1/25	1,072,094
2,652,650	Series 2016-64, Class CA, 2.30%, 3/16/45	2,606,000
1,972,811	Series 2016-67, Class A, 2.30%, 2/1/25	1,953,229
991,259	Series 2016-94, Class AC, 2.20%, 8/1/37	960,521
893,318	Series 2016-96, Class BA, 1.95%, 3/16/43	880,554
1,498,095	Series 2017-23, Class AC, 2.30%, 3/1/57	1,481,428
2,000,000	Series 2017-41, Class AC, 2.25%, 8/1/26	1,978,772
1,200,000	Series 2017-46, Class A, 2.50%, 3/1/57	1,175,345
996,114	Series 2017-9, Class AE, 2.40%, 9/16/50	983,502

		171,364,594

Total U.S. Government Agency Backed Mortgages		578,550,539

(Cost $575,392,598)
U.S. Government Agency Obligations — 3.91%
Small Business Administration — 3.88%
440,578	0.88%, 1/26/32(c)	451,958
70,670	0.91%, 4/16/20(c)	71,248
126,448	1.05%, 3/25/29(b)	124,586
179,138	1.10%, 3/25/28(b)	176,992
991,394	1.15%, 7/25/42(b)	985,248
973,349	1.15%, 7/25/41(b)	968,381
970,694	1.15%, 9/25/41(b)	965,728
489,654	1.15%, 9/25/41(b)	487,149
497,079	1.23%, 11/25/41(b)	494,910

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$6,701,115	1.26%, 7/18/30*(c)	$151,780
1,419,110	2.35%, 7/25/41(b)	1,488,395
1,192,164	3.36%, 7/8/24(c)	1,286,464
53,884	3.36%, 7/1/21(c)	56,328
969,111	3.41%, 11/25/27(b)	1,030,003
71,521	3.58%, 12/18/23(c)	76,924
77,097	3.61%, 4/4/20(c)	79,480
232,917	3.78%, 12/25/40(b)	259,503
1,415,000	3.81%, 8/25/29(b)(c)	1,549,419
354,979	3.85%, 9/16/34(c)	378,347
1,287,538	3.95%, 11/25/28(b)	1,401,736
5,126	4.13%, 7/18/17(c)	5,139
210,428	4.50%, 8/25/27(b)	231,266
925,000	4.52%, 9/25/28(b)(c)	1,026,752
914,399	4.55%, 3/25/29(b)	1,017,535
427,834	4.55%, 6/25/28(b)	473,854
1,585,296	4.60%, 5/25/29(b)	1,757,917
1,989,586	4.63%, 2/25/29(b)	2,205,695
471,747	4.63%, 1/25/29(b)	523,750
840,802	4.66%, 7/25/29(b)	942,137
1,881,721	4.88%, 9/25/28(b)	2,110,334
100,746	4.88%, 6/24/24(c)	109,763
971,630	4.93%, 5/25/29(b)	1,094,103
199,495	4.95%, 11/25/26(b)	221,177
52,449	5.13%, 2/28/24(c)	56,946
113,933	5.30%, 7/25/28(b)	129,715

		24,390,662

United States Department of Agriculture — 0.03%
193,029	5.38%, 10/26/22(c)	201,099

Total U.S. Government Agency Obligations		24,591,761

(Cost $25,407,267)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2017 (Unaudited)

Shares	Value
Investment Company — 2.80%
17,580,235 U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$17,580,235

Total Investment Company	17,580,235

(Cost $17,580,235)

Total Investments	$644,801,713
(Cost $642,354,830)(e) — 102.54%

Liabilities in excess of other assets — (2.54)%	(16,001,442)

NET ASSETS — 100.00%	$628,800,271

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Affiliated investment.
(e)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

Financial futures contracts as of March 31, 2017:

	Number of Contracts	Expiration Date	Unrealized Depreciation	Notional Value	Clearinghouse
Short Position:
Ultra U.S. Treasury
Bonds	40	June, 2017	$(13,750)	$6,411,250	Barclays Capital

See Notes to Financial Statements.

This Page Intentionally Left Blank

FINANCIAL STATEMENTS
Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

Assets:
Investments in securities, at value:
Unaffiliated investments (cost $624,774,595)	$627,221,478
Affiliated investments (cost $17,580,235)	17,580,235
Interest and dividends receivable	2,065,389
Receivable for Fund shares sold	10,635,965
Receivable for investments sold	2,540
Cash pledged for financial futures contracts	5,638,041
Prepaid expenses and other assets	27,935

Total Assets	663,171,583

Liabilities:
Distributions payable	571,562
Unrealized loss on futures contracts	13,750
Payable for capital shares redeemed	183,370
Payable for investments purchased	6,172,307
Reverse repurchase agreements (including interest of $21,568)	27,070,568
Accrued expenses and other payables:
Investment advisory fees	271,021
Accounting fees	4,992
Distribution fees	1,846
Trustee fees	197
Audit fees	26,874
Transfer agent fees	15,723
Other	39,102

Total Liabilities	34,371,312

Net Assets	$628,800,271

Net Assets Consist Of:
Capital	$661,845,303
Distributions in excess of net investment income	(2,594,451)
Accumulated net realized losses from investment transactions, futures contracts and sale commitments	(32,883,715)
Net unrealized appreciation on investments, futures contracts, and sale commitments	2,433,134

Net Assets	$628,800,271

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

Net Assets:
Class A	$23,477,933
Class I	605,322,338

Total	$628,800,271

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value):
Class A	2,607,649
Class I	67,269,601

Total	69,877,250

Net Asset Values and Redemption Price Per Share:
Class A(a)	$9.00
Class I	$9.00
Maximum Offering Price Per Share:
Class A	$9.35
Maximum Sales Charge - Class A	3.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

Investment Income:
Interest income	$9,432,044
Dividend income - affiliated	23,685

Total Investment Income	9,455,729

Expenses:
Management fees	1,489,637
Interest expense	177,737
Distribution fees - Class A	27,492
Accounting services	27,499
Audit fees	25,905
Legal fees	15,313
Custodian fees	27,718
Insurance fees	1,734
Trustees’ fees and expenses	15,864
Transfer agent fees - Class A	24,463
Transfer agent fees - Class I	38,675
Shareholder reports	17,843
Registration and filing fees	22,159
Other fees and expenses	58,479

Total expenses before fee waiver/reimbursement	1,970,518
Expenses reduced/waived by:
Advisor	(16,965)

Net Expenses	1,953,553

Net Investment Income	7,502,176

Realized/Unrealized Gains (Losses) from Investment Transactions and Futures Contracts:
Net realized gains from investment transactions	594
Net realized gain from futures contracts	3,645,584

3,646,178

Net change in unrealized appreciation/depreciation on investments	(18,639,357)
Net change in unrealized appreciation/depreciation on futures contracts	(252,348)

(18,891,705)

Net realized/unrealized gains (losses) from investments and futures contracts	(15,245,527)

Change in net assets resulting from operations	$(7,743,351)

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$7,502,176	$14,911,257
Net realized gain(losses) from investments and futures contracts	3,646,178	(2,532,224)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(18,891,705)	4,915,530

Change in net assets resulting from operations	(7,743,351)	17,294,563

Distributions to Class A Shareholders:
From net investment income	(284,119)	(560,686)

Distributions to Class I Shareholders:
From net investment income	(8,490,102)	(15,997,713)

Change in net assets resulting from shareholder distributions	(8,774,221)	(16,558,399)

Capital Transactions:
Proceeds from shares issued	55,816,282	94,697,851
Distributions reinvested	5,196,934	9,309,602
Cost of shares redeemed	(15,855,571)	(36,824,198)

Change in net assets resulting from capital transactions	45,157,645	67,183,255

Net increase in net assets	28,640,073	67,919,419

Net Assets:
Beginning of period	600,160,198	532,240,779

End of period	$628,800,271	$600,160,198

Distributions in excess of net investment income	$(2,594,451)	$(1,322,406)

Share Transactions:
Issued	6,191,195	10,245,655
Reinvested	574,341	1,008,140
Redeemed	(1,753,069)	(3,985,876)

Change in shares resulting from capital transactions	5,012,467	7,267,919

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

	(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2017 (Unaudited)	$9.26	0.10	(0.24)	(0.14)	(0.12)	$9.00
Year Ended September 30, 2016	9.25	0.22	0.03	0.25	(0.24)	9.26
Year Ended September 30, 2015	9.27	0.24	0.01	0.25	(0.27)	9.25
Year Ended September 30, 2014	9.28	0.27	0.02	0.29	(0.30)	9.27
Year Ended September 30, 2013	9.77	0.28	(0.46)	(0.18)	(0.31)	9.28
Year Ended September 30, 2012	9.75	0.37	0.05	0.42	(0.40)	9.77
Class I
Six Months Ended March 31, 2017 (Unaudited)	$9.25	0.11	(0.23)	(0.12)	(0.13)	$9.00
Year Ended September 30, 2016	9.24	0.25	0.03	0.28	(0.27)	9.25
Year Ended September 30, 2015	9.26	0.27	0.01	0.28	(0.30)	9.24
Year Ended September 30, 2014	9.27	0.31	0.01	0.32	(0.33)	9.26
Year Ended September 30, 2013	9.76	0.31	(0.46)	(0.15)	(0.34)	9.27
Year Ended September 30, 2012	9.74	0.40	0.04	0.44	(0.42)	9.76
(a) Per share net investment income has been calculated using the average daily shares method.

See Notes to Financial Statements.

30

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund (cont.)

	(Selected data for a share outstanding throughout the periods indicated)
		Ratios to Average Net Assets(a)				Supplemental Data
	Total Return(b)(c)	Total Expenses	Net Expenses	Total Expenses After Fees Waived/Reimbursed and Excluding Interest Expense	Net Investment Income	Net Assets, End of Period (000’s)	Portfolio Turnover Rate
Class A
Six Months Ended March 31, 2017 (Unaudited)	(1.54%)(d)	1.10%	1.01%	0.95%	2.15%	$23,478	4%
Year Ended September 30, 2016	2.74%	1.10%	1.01%	0.95%	2.33%	21,269	13%
Year Ended September 30, 2015	2.69%	1.06%	1.00%	0.95%	2.55%	21,135	23%
Year Ended September 30, 2014	3.26%	1.06%	1.01%	0.95%	2.91%	19,454	10%
Year Ended September 30, 2013	(1.92%)	0.99%	0.99%	0.92%	2.99%	14,869	23%
Year Ended September 30, 2012	4.35%	1.03%	1.03%	0.94%	3.80%	14,458	20%
Class I
Six Months Ended March 31, 2017 (Unaudited)	(1.25%)(d)	0.64%	0.64%	0.58%	2.53%	$605,322	4%
Year Ended September 30, 2016	3.12%	0.64%	0.64%	0.58%	2.67%	578,891	13%
Year Ended September 30, 2015	2.95%	0.63%	0.63%	0.58%	2.91%	511,106	23%
Year Ended September 30, 2014	3.76%	0.65%	0.65%	0.58%	3.34%	478,605	10%
Year Ended September 30, 2013	(1.69%)	0.74%	0.74%	0.67%	3.28%	504,970	23%
Year Ended September 30, 2012	4.62%	0.78%	0.78%	0.70%	4.12%	576,183	20%

(a)    Annualized for those periods that are less than one year.

(b)    Total investment returns exclude the effect of sales charge.

(c)    Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(d)    Not Annualized.

See Notes to Financial Statements.

31

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the Access Capital Community Investment Fund (the “Fund”). The predecessor fund was reorganized into a series of the Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008.

The Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

The Fund’s investment objective is to invest in geographically specific debt securities located in portions of the United States designated by Fund investors. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. The Fund’s investments generally support community development, for example by supporting job creation or local business development.

2. Significant Accounting Policies:

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Fund. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms and amended certain existing rules and forms to modernize the reporting and disclosure of information by registered investment companies. In part, the rules amend Regulation S-X and will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that adoption of these amendments will have on the Funds’ financial statements and related disclosures.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of the Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

32

NOTES TO FINANCIAL STATEMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Fund’s Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance, and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Fund utilizes fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended

33

NOTES TO FINANCIAL STATEMENTS

to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Fund discloses the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value.

The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

●    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

●    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

34

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Investment Company	$17,580,235	$—	$—	$17,580,235
Municipal Bonds	—	23,613,450	—	23,613,450
Corporate Bonds	—	465,728	—	465,728
U.S. Government Agency Backed Mortgages	—	578,550,539	—	578,550,539
U.S. Government Agency Obligations	—	24,439,981	151,780	24,591,761

Total Assets	$17,580,235	$627,069,698	$151,780	$644,801,713

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$13,750	$27,070,568	$—	$27,084,318

* Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts and reverse repurchase agreements which are reflected in the Notes to Financial Statements and shown in the Statement of Assets and Liabilities at their par value plus accrued interest.

During the six months ended March 31, 2017, the Fund recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period .

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

U.S. Government Agency Obligations (Small Business Administration)
Balance as of 9/30/16 (value)	$167,452
Change in unrealized appreciation (depreciation)	(15,672)*

Balance as of 3/31/17 (value)	$151,780

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at March 31, 2017.

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

35

NOTES TO FINANCIAL STATEMENTS

Financial Instruments:

Reverse Repurchase Agreements:

To obtain short-term financing, the Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. For the six months ended March 31, 2017, the average amount borrowed was approximately $36,935,626 and the daily weighted average interest rate was 0.48%.

Details of open reverse repurchase agreements at March 31, 2017 were as follows:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par Value
Goldman Sachs	1.07%	3/16/17	5/04/17	$9,635,012	$9,621,000
Goldman Sachs	0.94%	3/02/17	4/17/17	10,021,022	10,009,000
Goldman Sachs	0.85%	2/16/17	4/04/17	7,427,233	7,419,000

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The following table is a summary of the Fund’s reverse repurchase agreements by counterparty, which are subject to offset under a MRA on a net basis as of March 31, 2017 :

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount[2]
Goldman Sachs	$27,070,568	$(27,070,568)	$—	$—

	$27,070,568	$(27,070,568)	$—	$—

1	Collateral with a value of $28,600,594 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
2	Net amount represents the net amount payable due to the counterparty in the event of default.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the

36

NOTES TO FINANCIAL STATEMENTS

risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation.” As of March 31, 2017, the Fund had an outstanding TBA commitment which is shown on the Schedule of Portfolio Investments.

Mortgage-Backed Securities:

Because the Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage-backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow the Fund to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of March 31, 2017, see the following section for financial futures contracts.

Financial Futures Contracts:

The Fund entered into futures contracts in an effort to manage both the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers shown on the Statement of Assets and Liabilities at March 31, 2017.

37

NOTES TO FINANCIAL STATEMENTS

Fair value of derivative instruments as of March 31, 2017 are as follows:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount

	Liability Derivatives
Interest Rate Risk	Unrealized Loss on Futures Contracts	$13,750

The effect of derivative instruments on the Statement of Operations during the six months ended March 31, 2017 is as follows:

Derivative Instruments Categorized by Risk Exposure	Net Realized Gains from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk	$3,645,584	$(252,348)

For the six months ended March 31, 2017, the average volume of derivative activities are as follows:

Futures Short Positions (Contracts)
187

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Affiliated Investments:

The Fund invests in other Funds of the Trust (an “Affiliated Fund”). The Fund invests in U.S. Government Money Market Fund-RBC Institutional Class 1 as a cash sweep vehicle. The income earned by the Fund from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Fund in Affiliated Fund.

	Value September 30, 2016	Purchases	Sales	Value March 31, 2017	Dividends
Investments in U.S. Government
Money Market Fund
— RBC Institutional Class 1	$18,417,297	$142,215,259	$143,052,321	$17,580,235	$23,685

38

NOTES TO FINANCIAL STATEMENTS

Credit Enhancement:

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each fund in the Trust either proportionately based upon the fund’s relative net assets or using another reasonable basis such as equally across all funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid to a redeeming shareholder at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

RBC GAM (US) serves as investment advisor to the Fund and has agreed to waive or limit fees through January 31, 2018, to maintain other expenses (excluding certain fees such as interest expense, management fees and distribution/service (12b-1) fees) at 0.20% of the Fund’s average daily net assets. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. At March 31, 2017, the amount subject to possible recoupment under the expense limitation agreement is $21,220. During the six months ended March 31, 2017, no reimbursements were made to the Advisor.

RBC GAM (US) voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to RBC GAM (US) indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2017, the amount waived was $6,909 and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

Under the terms of the Fund’s investment advisory agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s daily average net assets.

39

NOTES TO FINANCIAL STATEMENTS

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $49,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution:

The Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the Plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2017, there were no fees waived by the Distributor.

For the period ended March 31, 2017, the Distributor received commission of $345 front-end sales charges of Class A shares, of the Funds, of which $86 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2017, were as follows:

Purchases (Excl. U.S. Gov’t.)	Sales (Excl. U.S. Gov’t.)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
$27,471,257	$63,195,546	$—	$—

6. Capital Share Transactions:

The Trust is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001. Transactions in shares of the Fund are summarized below:

	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,920,103	$6,147,999
Distributions reinvested	273,606	537,160
Cost of shares redeemed	(2,387,083)	(6,583,443)

Change in Class A	$2,806,626	$101,716

40

NOTES TO FINANCIAL STATEMENTS

	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
Class I
Proceeds from shares issued	$50,896,179	$88,549,852
Distributions reinvested	4,923,328	8,772,442
Cost of shares redeemed	(13,468,488)	(30,240,755)

Change in Class I	$42,351,019	$67,081,539

Change in net assets resulting from capital transactions	$45,157,645	$67,183,255

SHARE TRANSACTIONS:
Class A
Issued	542,872	665,876
Reinvested	30,221	58,145
Redeemed	(262,722)	(712,322)

Change in Class A	310,371	11,699

Class I
Issued	5,648,323	9,579,779
Reinvested	544,120	949,995
Redeemed	(1,490,347)	(3,273,554)

Change in Class I	4,702,096	7,256,220

Change in shares resulting from capital transactions	5,012,467	7,267,919

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2013, 2014, 2015 and 2016) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$642,354,830	$12,366,087	$(9,919,204)	$2,446,883

41

NOTES TO FINANCIAL STATEMENTS

The tax characters of distributions were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
For the year ended September 30, 2016	$16,405,084	$16,405,084

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2017.

As of September 30, 2016, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carryforward	Expires
$11,587,282	2018
$4,011,206	2019

During the year ended September 30,2016, the Fund did not utilize any capital loss carryforward and had capital loss carryforwards of $8,197,543 expire as of the end of the fiscal year ending September 30, 2016.

As of September 30, 2016, the Fund had a short-term capital loss carryforward of $9,726,500 and a long-term capital loss carryforward of $10,966,306 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any deferred qualified late-year capital losses which will be treated as arising on the first business day of the fiscal year ending September 30, 2017.

8. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

42

SHARE CLASS INFORMATION (UNAUDITED)

The Access Capital Community Investment Fund offers Class A and Class I shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

43

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Access Capital Community Investment Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period* 10/1/16-3/31/17	Annualized Expense Ratio During Period 10/1/16-3/31/17
Class A	$1,000.00	$984.60	$5.00	1.01%
Class I	$1,000.00	$987.50	$3.17	0.64%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period* 10/1/16-3/31/17	Annualized Expense Ratio During Period 10/1/16-3/31/17
Class A	$1,000.00	$1,019.90	$5.09	1.01%
Class I	$1,000.00	$1,021.74	$3.23	0.64%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half-year period).

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48

Access Capital

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the Fund. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the Fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2017.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor to the Access Capital Community Investment Fund. The Fund is distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-AC SAR 03-17

	RBC Funds

About Your Semi-Annual Report

This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings. The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of
Contents
	Portfolio Managers	1
	Performance Summary	4
	Fund Statistics
	- RBC BlueBay Emerging Market Select Bond Fund	8
	- RBC BlueBay Emerging Market Corporate Bond Fund	9
	- RBC BlueBay Global High Yield Bond Fund	10
	- RBC BlueBay Global Convertible Bond Fund	11
	- RBC BlueBay Absolute Return Fund	12
	- RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	13
	- RBC BlueBay Diversified Credit Fund	14
	Schedule of Portfolio Investments	15
	Financial Statements
	- Statements of Assets and Liabilities	77
	- Statements of Operations	81
	- Statements of Changes in Net Assets	83
	Financial Highlights	90
	Notes to Financial Statements	104
	Share Class Information	137
	Supplemental Information	138

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and BlueBay Asset Management LLP (“BlueBay”) serves as an investment sub-advisor to each of the Funds and BlueBay Asset Management USA LLC (“BlueBay US”) serves as an investment sub-advisor for the RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Absolute Return Fund and RBC BlueBay Diversified Credit Fund. The sub-advisors are responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

David Dowsett Partner, Co-Chief Investment Officer & Co-Head of Emerging Market Debt

David Dowsett is Co-Chief Investment Officer of BlueBay and Co-Head of the Emerging Market Debt team at the firm and is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and RBC BlueBay Diversified Credit Fund. David joined BlueBay in April 2002. Previously he spent seven years at Deutsche Asset Management (formerly Morgan Grenfell Asset Management) where he was a Board Director with responsibility for emerging markets and a member of the Investment Policy Committee for all fixed income. David has a BA (Hons) degree in Politics and Economics from Durham University.

Nick Shearn Portfolio Manager

Nick Shearn is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund and RBC BlueBay Diversified Credit Fund. Nick joined BlueBay in June 2011 from The Royal Bank of Scotland, where he was Head of Local Markets Rates Trading for the CEEMEA region. Prior to this he spent ten years at Deutsche Bank in Johannesburg (1998-2002) and London (2002-2008) trading local markets products. Before trading emerging markets products, Nick focused on the Eurobond markets and was Head of Liquid Credit Trading at JP Morgan before joining DKB International as Head of Trading in 1995. He has a BSc Econ (Hons) from Queen Mary College, London University.

Polina Kurdyavko Partner, Senior Portfolio Manager
Polina Kurdyavko is Head of the Emerging Market Corporate Debt team at BlueBay and the lead portfolio manager for the BlueBay long only and alternative emerging market corporate bond portfolios, including the RBC BlueBay Emerging Market Corporate Bond Fund and RBC BlueBay Diversified Credit Fund. Polina joined BlueBay in July 2005 from UBS where she worked as a Credit Analyst in EMEA corporate research. Her role involved secondary coverage of CEEMEA issuers and research support for primary issuance of select corporates. Prior to this, Polina was with Alliance Capital where she started as an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at Alliance. Polina holds an MSc (Hons) in Finance from the People’s Friendship University of Russia, Moscow and is a CFA charterholder.

1

PORTFOLIO MANAGERS

Michael Reed
Senior Portfolio Manager

Michael Reed is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Diversified Credit Fund. Michael joined BlueBay in October 2007 from Pendragon, where, as a Partner, he ran the company’s convertible arbitrage strategies. Prior to that, he was a Managing Director of Salomon Brothers, responsible for international convertible bond trading between 1994 and 2002. Michael joined the Japanese Warrant Arbitrage desk at Salomon in 1989 and spent two years trading Japanese Warrant Arbitrage in Tokyo. Michael holds a Bachelor of Engineering from Southampton University.

Mark Dowding
Partner, Co-Head Investment Grade
Senior Portfolio Manager

Mark Dowding Co-Heads the investment grade team at BlueBay, is a member of the asset allocation committee and is responsible for portfolio management of the RBC BlueBay Absolute Return Fund and RBC BlueBay Diversified Credit Fund. Mark joined BlueBay in August 2010 from Deutsche Asset Management, where he was Head of Fixed Income in Europe. Prior to this, Mark was Head of Fixed Income in Europe for Invesco, where he managed a range of global fixed income portfolios for retail and institutional clients. Mark started his career as a Fixed Income Portfolio Manager at Morgan Grenfell in 1993 and holds a BA Hons in Economics from the University of Warwick.

Vinit Patel Portfolio Manager

Vinit Patel is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. Vinit joined BlueBay in June 2011 as a trader on the investment grade desk before becoming a junior portfolio manager in June 2014. He was promoted to his current role in February 2016. Prior to joining BlueBay, he worked at Fidelity International where he was responsible for trading both euro and sterling investment grade credit. Vinit started his career as a credit derivatives trader at WestLB where he was responsible for managing the credit risk of the global structured credit portfolio. Vinit attended the London School of Economics and Political Science, graduating with a first-class honours degree in Economics. In addition, he has completed the IMC, Certificate in Quantitative Finance (CQF) and is a CFA charterholder.

Andrzej Skiba Partner, Senior Portfolio Manager

Andrzej Skiba is responsible for BlueBay’s U.S.-based analyst and execution team and is a portfolio manager for the RBC BlueBay Absolute Return Fund. Andrzej joined BlueBay in February 2005 from Goldman Sachs where he worked as a Credit Analyst covering European investment grade Telecom, Media and Utility sectors. He spent his first four years at BlueBay as a credit analyst covering the TMT, Utilities and Retail sectors for the Investment Grade team. In 2009, he moved into a Portfolio Manager position, focusing on benchmarked portfolios. Andrzej has a BSc (Honors) in Management and International Business Economics from UMIST and is a CFA Charterholder.

2

PORTFOLIO MANAGERS

Justin Jewell Co-Head of Long Only Strategies Senior Portfolio Manager

Justin Jewell is responsible for portfolio management of the RBC BlueBay Diversified Credit Fund and the RBC BlueBay Global High Yield Bond Fund. Justin joined BlueBay in April 2009, initially as Head of High Yield Trading, before moving into portfolio management at the beginning of 2012. He has over ten years’ industry experience and spent a large part of his career at UBS where, most recently, he was Director of High Yield and Distressed Trading in Europe. Justin worked as a senior trader at MKM Longboat LLP between June and November 2008, though he returned to UBS after the fund wound down. Justin has a BSc in Economics from the London School of Economics and Political Science.

Tom Kreuzer Co-Head of Long Only Strategies Senior Portfolio Manager

Tom Kreuzer is responsible for portfolio management of the RBC BlueBay Diversified Credit Fund and the RBC BlueBay Global High Yield Bond Fund. Tom joined BlueBay in July 2002 and is a Portfolio Manager and Head of North American High Yield Credit based in the Stamford, Connecticut, office. Prior to BlueBay, Tom spent three years at Deutsche Bank within the Leveraged Finance and Financial Sponsor Group, in New York and London, where he was an analyst prior to being promoted to Associate in 2002. Tom holds a BA (cum laude) from Middlebury College, USA.

3

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Average Annual Total Returns as of March 31, 2017 (Unaudited)

RBC BlueBay Emerging Market Select Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	2.00%	-1.35%	-0.44%	0.63%
- At Net Asset Value	6.50%	0.08%	0.42%	1.45%	1.15%	4.54%

Class I
- At Net Asset Value	6.81%	0.31%	0.66%	1.69%	0.90%	1.79%

Class R6
- At Net Asset Value	6.85%	0.37%	0.75%	1.79%	0.85%(3)	65.98%(3)

50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index(b)	7.27%	2.59%	2.71%	3.69%
50% JPMorgan EMBI Global Diversified/ 50% JPMorgan GBI-EM Global Diversified Index(b)	7.27%	1.76%	2.11%	3.11%
JPMorgan EMBI Global Diversified Index (b)	8.92%	6.23%	5.82%	6.50%
JPMorgan GBI-EM Broad Diversified Index (b)	5.51%	-1.03%	-0.40%	0.84%
JPMorgan GBI-EM Global Diversified Index (b)	5.47%	-2.68%	-1.61%	-0.31%

RBC BlueBay Emerging Market Corporate Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	5.47%	2.40%	3.13%	4.12%
- At Net Asset Value	10.19%	3.89%	4.04%	4.96%	0.83%	35.56%

Class I
- At Net Asset Value	10.47%	4.18%	4.32%	5.25%	0.58%	2.04%
JPMorgan CEMBI Diversified(b)	9.11%	5.69%	5.79%	6.71%

RBC BlueBay Global High Yield Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	5.02%	2.21%	4.89%	5.79%
- At Net Asset Value	9.71%	3.70%	5.80%	6.65%	0.70%	2.25%

Class I
- At Net Asset Value	10.29%	4.06%	6.12%	6.98%	0.45%	1.50%

BofA Merrill Lynch Global High Yield Constrained Index USD hedged(b)	15.80%	5.29%	7.40%	8.79%

4

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Average Annual Total Returns as of March 31, 2017 (Unaudited)

RBC BlueBay Global Convertible Bond Fund
Class I
- At Net Asset Value	7.87%	3.18%	5.94%	7.01%	0.85%	1.96%

Thomson Reuters Convertible Global Focus
USD Hedged Index(b)	7.02%	3.12%	5.98%	6.96%

RBC BlueBay Absolute Return Fund
Class A
- Including Maximum Sales Charge of 4.25%	0.10%	-2.16%	N/A	0.11%
- At Net Asset Value	4.54%	-0.73%	N/A	1.11%	1.20%	1.25%

Class C
- At Net Asset Value	3.82%	-1.46%	N/A	0.33%	1.95%	2.46%

Class I
- At Net Asset Value	4.74%	-0.47%	N/A	1.35%	0.95%	1.01%
3-Month USD London Interbank Offering Rate (LIBOR) Index(b)	0.85%	0.50%	N/A	0.43%

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund
Class I
- At Net Asset Value	10.26%	N/A	N/A	1.94%	1.25%	2.59%

3-Month USD LIBOR Index(b)	0.85%	N/A	N/A	0.58%

RBC BlueBay Diversified Credit Fund
Class I
- At Net Asset Value	5.91%	N/A	N/A	1.95%	1.00%	1.29%

Class R6
- At Net Asset Value	5.95%	N/A	N/A	1.99%	0.95%(3)	65.78%(3)
3-Month USD LIBOR Index(b)	0.85%	N/A	N/A	0.58%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect actual expenses for the most recent year end except for Class R6 which is from December 27, 2016 (commencement of operations) through March 31, 2017.

5

PERFORMANCE SUMMARY (UNAUDITED)

(2) The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2018 (October 31, 2017 for RBC BlueBay Emerging Market Corporate Bond Fund and RBC BlueBay Global High Yield Bond Fund).

(3) Annualized.

(a) The inception date (commencement of operations) is November 27, 2013 for Class A shares, December 27, 2016 for Class R6 shares and November 30, 2011 for Class I shares for each Fund except RBC BlueBay Absolute Return Fund, which is June 24, 2014 for Class C shares and November 30, 2012 for Class I shares, and RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and RBC BlueBay Diversified Credit Fund, which is December 9, 2014 for Class I shares. The performance in the table for the Class A, Class C and Class R6 shares prior to the inception of those classes reflects the performance of the Class I shares since the Fund’s inception.

(b) Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified is a subset of the JPMorgan Morgan EMBI. The JPMorgan EMBI tracks the performance of U.S. dollar-denominated Brady bonds, Eurobonds and traded loans issued by sovereign and quasi-sovereign entities in emerging markets. The JPMorgan EMBI Global Diversified limits the weights of countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

JPMorgan Government Bond Index - Emerging Markets (“GBI-EM”) Broad Diversified Index tracks the performance of local currency-denominated bonds issued by governments in emerging markets. It includes all eligible countries containing eligible instruments regardless of capital controls and/or regulatory and tax hurdles. The maximum weight to a country is capped at 10%.

JPMorgan GBI-EM Global Diversified Index tracks the performance of local currency-denominated bonds issued by governments in emerging markets. It includes only countries directly accessible by most of the international investor base. The maximum weight to a country is capped at 10%.

The JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

The BofA Merrill Lynch Global High Yield Constrained Index USD hedged tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating.

The Thomson Reuters Convertible Global Focus USD Hedged Index measures the performance of the liquid global convertible market. This index was formerly known as the UBS Global Focus Convertible Index.

The 3-Month USD London Interbank Offering Rate (LIBOR) Index is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

6

This Page Intentionally Left Blank

7

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay Emerging Market Select Bond Fund
Investment Objective	High level of total return consisting of income and capital appreciation.
Benchmark	50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index 50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Global Diversified Index
Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Three Industries (as of 3/31/17) (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 3.90% of investments.

Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)	Turkey Government Bond, 10.60%, 2/11/26	3.71%	Zambia Government International Bond Series Regs, 8.50%, 4/14/24	2.29%
	Mexican Bonos, 6.50%, 6/10/21	3.12%	Mexican Bonos, 10.00%, 12/5/24	2.23%
	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	2.81%	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	2.14%
	Russian Federal Bond - OFZ, 7.00%, 8/16/23 Poland Government Bond, 2.50%, 7/25/26 A listing of all portfolio holdings can be found beginning on page 15.	2.75% 2.34%	Malaysia Government Bond, 3.80%, 8/17/23 Ecuador Government International Bond, 9.65%, 12/13/26	1.73% 1.51%

Growth of $1,000,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 (commencement of operations) to March 31, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

8

FUND STATISTICS (UNAUDITED)
RBC BlueBay Emerging Market Corporate Bond Fund
High level of total return consisting of income and capital appreciation.				Investment Objective
JPMorgan CEMBI Diversified Index				Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 4.60% of investments.				Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)

VTB Bank PJSC Via VTB Eurasia Ltd., 9.50%, 12/6/22

Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20

PTT Exploration & Production PCL, 4.88%, 12/29/49

OCP SA, 4.50%, 10/22/25

Oschadbank Via SSB #1 Plc, 9.63%, 3/20/25

	1.96% 1.86% 1.78% 1.71% 11.70%	CSN Islands XI Corp., 6.88%, 9/21/19 Turkiye Garanti Bankasi AS, 6.25%, 4/20/21 Banco do Brasil SA/Cayman, 9.00%, 12/29/49 Ecopetrol SA, 5.88%, 5/28/45 BBVA Bancomer SA, 6.75%, 9/30/22	1.50% 1.36% 1.35% 1.34% 1.22%	Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)
* A listing of all portfolio holdings can be found beginning on page 25.

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 (commencement of operations) to March 31, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Growth of $1,000,000 Initial Investment Since Inception (11/30/11)

9

FUND STATISTICS (UNAUDITED)
RBC BlueBay Global High Yield Bond Fund
Investment Objective	High level of total return consisting of income and capital appreciation.
Benchmark	BofA Merrill Lynch Global High Yield Constrained Index USD hedged
Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 8.50% of investments.
Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)

Momentive Performance Materials, Inc., 3.88%, 10/24/21

Wind Acquisition Finance SA, 4.75%, 7/15/20

Live Nation Entertainment, Inc., 5.38%, 6/15/22

Great Canadian Gaming Corp., 6.63%, 7/25/22

Albea Beauty Holdings SA, 8.38%, 11/1/19

1.55% 1.37% 1.22% 1.19% 1.15%

      SFR Group SA, 6.00%, 5/15/22

      Unitymedia Hessen GmbH & Co.

        KG/Unitymedia NRW GmbH,

        4.00%, 1/15/25

      LTF Merger Sub, Inc., 8.50%, 6/15/23

      Societe Generale SA, 7.38%, 9/13/49

      Ardagh Packaging Finance Plc/Ardagh

        Holdings USA, Inc.,     6.00%, 2/15/25

1.14% 1.13% 1.12% 1.12% 1.11%
A listing of all portfolio holdings can be found beginning on page 34.
Growth of $1,000,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 (commencement of operations) to March 31, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

10

FUND STATISTICS (UNAUDITED)
RBC BlueBay Global Convertible Bond Fund
High level of total return consisting of income and capital appreciation.		Investment Objective
Thomson Reuters Convertible Global Focus USD Hedged Index		Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 3.70% of investments.		Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)

Dish Network Corp., 3.38%, 8/15/26

Citrix Systems, Inc., 0.50%, 4/15/19

Ctrip.Com International Ltd., 1.25%, 9/15/22

United Microelectronics Corp., 1.37%, 5/18/20

Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18

3.33% 2.47% 2.44% 2.43% 2.37%

Cahaya Capital Ltd., 0.26%, 9/18/21

Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19

Salesforce.com, Inc., 0.25%, 4/1/18

Semiconductor Manufacturing International Corp., 5.05%, 7/7/22

China Railway Construction Corp Ltd., 1.50%, 12/21/21

2.35% 2.10% 1.86% 1.83% 1.81%
Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)
A listing of all portfolio holdings can be found beginning on page 44.

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 (commencement of operations) to March 31, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Growth of $1,000,000 Initial Investment Since Inception (11/30/11)

11

FUND STATISTICS (UNAUDITED)
RBC BlueBay Absolute Return Fund
Investment Objective	Positive total return.
Benchmark	3-Month USD London Interbank Offering Rate (LIBOR) Index
Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 58.15% of investments.

Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)

Mexico Government International Bond,

5.75%, 3/5/26

Mexico Government International Bond,

  4.00%, 3/15/99

Macedonia Government International Bond,

  3.98%, 7/24/21

Bayer AG, 3.00%, 7/1/75

Macedonia Government International Bond,

5.63%, 7/26/23

2.15% 1.79% 1.49% 1.43% 1.39%

Indonesia Government International Bond,

2.88%, 7/8/21

CBL & Associates L.P., 5.95%, 12/15/26

Intesa Sanpaolo SpA, 7.00%, 12/29/49

Barclays Plc, 7.88%, 12/29/49

Volkswagen International Finance NV, 2.50%, 12/29/49

1.25% 1.19% 1.18% 1.05% 1.04%
A listing of all portfolio holdings can be found beginning on page 51.
Growth of $1,000,000 Initial Investment Since Inception (11/30/12)

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2012 (commencement of operations) to March 31, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

12

FUND STATISTICS (UNAUDITED)
RBC BlueBay Emerging Market Unconstrained Fixed Income Fund
Total return consistent with preservation of capital.		Investment Objective
3-Month USD LIBOR Index		Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 15.59% of investments.		Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)

Turkey Government Bond, 10.60%,

2/11/26

Peruvian Government International

Bond, 7.13%, 3/30/19

Croatia Government International Bond,

6.75%, 11/5/19

Argentine Bonos del Tesoro, 18.20%,

10/3/21

Bahrain Government International Bond,

7.00%, 10/12/28

5.54% 5.23% 4.66% 4.66% 4.63%

Provincia de la Rioja, 9.75%, 2/24/25

KazMunayGas National Co., JSC,

9.13%, 7/2/18

Bolivian Government International Bond,

4.50%, 3/20/28

Provincia de Entre Rios Argentina,

8.75%, 2/8/25

Hungary Government International Bond,

6.25%, 1/29/20

	4.53% 4.44% 4.28% 4.18% 3.47%	Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)
*A listing of all portfolio holdings can be found beginning on page 58.

The graph reflects an initial investment of $1,000,000 over the period from December 9, 2014 (commencement of operations) to March 31, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Growth of $1,000,000 Initial Investment Since Inception (12/9/14)

13

FUND STATISTICS (UNAUDITED)
RBC BlueBay Diversified Credit Fund
Investment Objective	High level of total return consisting of income and capital appreciation.
Benchmark	3-Month USD LIBOR Index
Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 3.82% of investments.
Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)

Banque Centrale de Tunisie International Bond,

  5.75%, 1/30/25

Armenia International Bond, 7.15%,

  3/26/25

Kunlun Energy Co. Ltd., 1.63%, 7/25/19

Siemens Financieringsmaatschappij NV,

  1.05%, 8/16/17

Hungary Government International Bond,

  5.38%, 3/25/24

1.16% 1.16% 0.92% 0.91% 0.91%

Zambia Government International Bond,

  8.50%, 4/14/24

Great Canadian Gaming Corp., 6.63%,

  7/25/22

Lebanon Government International Bond,

  6.65%, 11/3/28

Ctrip.Com International Ltd.,

  1.99%,7/1/25

BP Capital Markets Plc, 1.00%, 4/28/23

0.90% 0.89% 0.88% 0.85% 0.84%
*A listing of all portfolio holdings can be found beginning on page 63.
Growth of $1,000,000 Initial Investment Since Inception (12/9/14)

The graph reflects an initial investment of $1,000,000 over the period from December 9, 2014 (commencement of operations) to March 31, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

March 31, 2017 (Unaudited)

Principal
Amount			Value

Corporate Bonds — 7.22%
Azerbaijan — 1.22%
$ 200,000		Southern Gas Corridor CJSC, 6.88%, 3/24/26(a)	$219,508
Brazil — 0.94%
40,000		Petrobras Global Finance BV, 6.13%, 1/17/22	41,940
40,000		Petrobras Global Finance BV, 7.38%, 1/17/27	42,500
75,000		Petrobras Global Finance BV, 8.38%, 5/23/21	84,844

			169,284

Colombia — 0.11%
21,000		Ecopetrol SA, 5.88%, 5/28/45	19,163
Kazakhstan — 1.22%
200,000		KazMunayGas National Co. JSC, 6.38%, 4/9/21	219,639
Mexico — 1.85%
100,000(b	)	Petroleos Mexicanos, 2.75%, 4/21/27	94,395
60,000		Petroleos Mexicanos, 4.63%, 9/21/23	60,435
75,000(b	)	Petroleos Mexicanos, 5.50%, 2/24/25	90,037
85,000		Petroleos Mexicanos, 6.75%, 9/21/47	86,056

			330,923

Russia — 1.19%
200,000		Vnesheconombank Via VEB Finance Plc, 5.94%, 11/21/23	214,000
United States — 0.69%
1,473,000,000(c)		JPMorgan Chase Bank NA, 8.75%, 5/19/31(a)	122,787

Total Corporate Bonds			1,295,304

(Cost $1,221,997)
Foreign Government Bonds — 85.71%
Argentina — 5.12%
2,228,514(d)		Argentine Bonos del Tesoro, 18.20%, 10/3/21	155,833
75,686(b)		Argentine Republic Government International Bond, 7.82%, 12/31/33	85,183
170,000(b)		Argentine Republic Government International Bond, 12.55%, 12/15/35(e)	17,954
813,130		Argentine Republic Government International Bond, 12.61%, 12/15/35(e)	80,906
105,000		Provincia de Buenos Aires Argentina, 6.50%, 2/15/23	104,869
150,000		Provincia de Buenos Aires Argentina, 7.88%, 6/15/27(a)	151,526
150,000		Provincia de Cordoba, 7.13%, 6/10/21	154,886
170,000		Provincia del Chubut Argentina, 7.75%, 7/26/26	167,443

			918,600

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount			Value

Azerbaijan — 1.26%
$ 225,000		Republic of Azerbaijan International Bond, 4.75%, 3/18/24	$226,286

Bahrain — 1.25%
215,000		Bahrain Government International Bond, 7.00%, 10/12/28	224,148

Bolivia — 1.09%
200,000		Bolivian Government International Bond, 4.50%, 3/20/28(a)	195,500

Brazil — 6.23%
209,000(d	)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/19	69,039
1,533,000(d	)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	504,909
346,000(d	)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	114,259
200,000		Brazilian Government International Bond, 6.00%, 4/7/26	216,707
50,000		Brazilian Government International Bond, 8.25%, 1/20/34	62,077
105,000		Brazilian Government International Bond, 10.13%, 5/15/27	149,933

			1,116,924

Colombia — 1.44%
422,700,000(d	)	Colombian TES, 6.00%, 4/28/28	138,066
333,500,000(d	)	Colombian TES, 7.00%, 5/4/22	119,697

			257,763

Costa Rica — 1.08%
200,000		Costa Rica Government International Bond, 4.25%, 1/26/23	193,149

Croatia (Hrvatska) — 0.92%
150,000		Croatia Government International Bond, 6.63%, 7/14/20	164,583

Dominican Republic — 2.35%
250,000		Dominican Republic International Bond, 5.95%, 1/25/27	255,931
150,000		Dominican Republic International Bond, 7.50%, 5/6/21	165,840

			421,771

Ecuador — 1.51%
265,000		Ecuador Government International Bond, 9.65%, 12/13/26	270,455

Egypt — 1.18%
200,000		Egypt Government International Bond, 7.50%, 1/31/27	212,146

El Salvador — 0.94%
71,000		El Salvador Government International Bond, 5.88%, 1/30/25	63,413
18,000		El Salvador Government International Bond, 7.65%, 6/15/35	16,851
85,000		El Salvador Government International Bond, 8.63%, 2/28/29(a)	87,678

			167,942

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal
Amount			Value

Ghana — 1.07%
$ 200,000		Ghana Government International Bond, 7.88%, 8/7/23	$192,537

Honduras — 1.26%
200,000		Honduras Government International Bond, 8.75%, 12/16/20	226,476

Hungary — 3.09%
29,620,000(d	)	Hungary Government Bond, 3.00%, 10/27/27	99,662
43,810,000(d	)	Hungary Government Bond, 7.00%, 6/24/22	188,366
240,000		Hungary Government International Bond, 5.38%, 3/25/24	267,203

			555,231

Indonesia — 5.74%
100,000(b	)	Indonesia Government International Bond, 3.75%, 6/14/28	114,104
2,173,000,000(d	)	Indonesia Treasury Bond, 8.38%, 9/15/26	177,344
3,173,000,000(d	)	Indonesia Treasury Bond, 8.75%, 5/15/31	265,158
2,212,000,000(d	)	Indonesia Treasury Bond, 11.00%, 9/15/25	204,496
3,345,000,000(d	)	Indonesia Treasury Bond Credit Linked Note, 8.38%, 3/19/24(a)	269,548

			1,030,650

Jamaica — 0.64%
100,000		Jamaica Government International Bond, 8.00%, 3/15/39	114,551

Jordan — 1.09%
200,000		Jordan Government International Bond, 5.75%, 1/31/27	196,000

Kazakhstan — 1.36%
225,000		Kazakhstan Government International Bond, 5.13%, 7/21/25	244,352

Kenya — 1.15%
200,000		Kenya Government International Bond, 5.88%, 6/24/19	206,728

Kuwait — 1.13%
200,000		Kuwait International Government Bond, 3.50%, 3/20/27(a)	202,307

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal
Amount			Value

Lebanon — 1.75%
$ 65,000		Lebanon Government International Bond, 5.15%, 6/12/18	$65,785
250,000		Lebanon Government International Bond, 6.65%, 11/3/28	247,688

			313,473

Malaysia — 3.54%
317,000(d	)	Malaysia Government Bond, 3.66%, 10/15/20	71,377
1,388,000(d	)	Malaysia Government Bond, 3.80%, 8/17/23	309,514
117,000(d	)	Malaysia Government Bond, 3.90%, 11/30/26	25,920
386,000(d	)	Malaysia Government Bond, 3.96%, 9/15/25	85,660
428,000(d	)	Malaysia Government Bond, 4.38%, 11/29/19	98,443
192,000(d	)	Malaysia Government Bond, 4.50%, 4/15/30	43,493

			634,407

Mexico — 7.98%
390,000(d	)	Mexican Bonos, 5.75%, 3/5/26	19,114
10,610,000(d	)	Mexican Bonos, 6.50%, 6/10/21	559,138
4,770,000(d	)	Mexican Bonos, 6.50%, 6/9/22	250,419
6,360,000(d	)	Mexican Bonos, 10.00%, 12/5/24	399,922
200,000		Mexico Government International Bond, 4.15%, 3/28/27	203,200

			1,431,793

Peru — 2.28%
220,000		Peruvian Government International Bond, 4.13%, 8/25/27	236,614
6,000(d	)	Peruvian Government International Bond, 6.35%, 8/12/28(a)	1,918
155,000		Peruvian Government International Bond, 7.13%, 3/30/19	170,421

			408,953

Poland — 2.42%
1,786,000(d	)	Poland Government Bond, 2.50%, 7/25/26	419,092
58,000(d	)	Poland Government Bond, 3.25%, 7/25/25	14,580

			433,672

Romania — 0.75%
240,000(d	)	Romania Government Bond, 4.75%, 2/24/25	60,648
270,000(d	)	Romanian Government Bond, 5.80%, 7/26/27	73,361

			134,009

Russia — 4.33%
28,988,000(d	)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	492,529
9,980,000(d	)	Russian Federal Bond - OFZ, 7.75%, 9/16/26	175,562
5,932,000(d	)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	108,077

			776,168

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal
Amount		Value

Serbia — 2.42%
$ 200,000	Serbia International Bond, 4.88%, 2/25/20	$207,036
200,000	Serbia International Bond, 7.25%, 9/28/21	227,731

		434,767

South Africa — 4.67%
1,652,327(d)	South Africa Government Bond, 6.25%, 3/31/36	87,682
1,888,639(d)	South Africa Government Bond, 6.75%, 3/31/21	135,403
3,734,521(d)	South Africa Government Bond, 7.00%, 2/28/31	229,208
2,054,555(d)	South Africa Government Bond, 8.25%, 3/31/32	139,222
2,975,315(d)	South Africa Government Bond, 10.50%, 12/21/26	245,563

		837,078

Thailand — 1.00%
2,443,000(d)	Thailand Government Bond, 3.65%, 6/20/31	76,031
960,000(d)	Thailand Government Bond, 3.85%, 12/12/25	30,661
2,111,000(d)	Thailand Government Bond, 4.88%, 6/22/29	73,166

		179,858

Tunisia — 2.14%
400,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	384,690

Turkey — 7.15%
877,697(d)	Turkey Government Bond, 8.00%, 3/12/25	206,301
2,444,760(d)	Turkey Government Bond, 10.60%, 2/11/26	665,936
200,000	Turkey Government International Bond, 5.13%, 3/25/22	203,559
200,000	Turkey Government International Bond, 6.00%, 3/25/27	207,555

		1,283,351

Ukraine — 1.73%
439,000	Ukraine Government International Bond, 4.72%, 5/31/40(f)	159,686
150,000	Ukreximbank Via Biz Finance Plc, 9.63%, 4/27/22	150,821

		310,507

Uruguay — 0.36%
67,105	Uruguay Government International Bond, 5.10%, 6/18/50	64,514

Zambia — 2.29%
400,000	Zambia Government International Bond Series Regs, 8.50%, 4/14/24	410,845

Total Foreign Government Bonds		15,376,184

(Cost $15,276,995)

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2017 (Unaudited)

Shares	Value

Investment Company — 3.77%
676,958 JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$676,958

Total Investment Company	676,958

(Cost $676,958)
Total Investments	$17,348,446
(Cost $17,175,950)(g) — 96.70%
Other assets in excess of liabilities — 3.30%	591,820

NET ASSETS — 100.00%	$17,940,266

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Principal amount denoted in Euros.
(c)	Principal amount denoted in Indonesian Rupiah.
(d)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(e)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2017.
(f)	Zero coupon bond. The rate represents the yield at time of purchase.
(g)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2017 (Unaudited)

 Foreign currency exchange contracts as of March 31, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	133,484	USD	42,000	Citibank N.A.	4/4/17	$572
BRL	5,523	USD	1,763	Citibank N.A.	4/4/17	(2)
USD	44,687	BRL	139,007	Citibank N.A.	4/4/17	354
HUF	26,000,000	USD	91,183	Citibank N.A.	4/25/17	(1,232)
MYR	88,648	USD	20,000	Citibank N.A.	4/26/17	(42)
USD	19,892	MYR	88,648	Citibank N.A.	4/26/17	(66)
BRL	54,287	USD	17,000	Citibank N.A.	5/3/17	202
USD	1,753	BRL	5,523	Citibank N.A.	5/3/17	3
CLP	18,244,313	USD	27,179	Citibank N.A.	5/24/17	397
CLP	44,434,400	USD	67,000	Citibank N.A.	5/24/17	162
COP	93,214,661	USD	30,937	Citibank N.A.	5/24/17	1,239
EUR	67,745	PLN	293,543	Citibank N.A.	5/24/17	(1,526)
EUR	82,612	PLN	358,140	Citibank N.A.	5/24/17	(1,923)
EUR	85,903	PLN	372,466	Citibank N.A.	5/24/17	(1,996)
EUR	92,569	PLN	401,118	Citibank N.A.	5/24/17	(2,088)
HUF	7,873,810	USD	27,039	Citibank N.A.	5/24/17	230
HUF	7,220,878	USD	24,779	Citibank N.A.	5/24/17	229
IDR	2,202,476,470	USD	164,585	Citibank N.A.	5/24/17	108
IDR	1,890,718,550	USD	141,415	Citibank N.A.	5/24/17	(34)
IDR	2,797,192,323	USD	209,575	Citibank N.A.	5/24/17	(411)
KRW	326,681,510	USD	288,792	Citibank N.A.	5/24/17	3,790
KRW	136,402,478	USD	120,692	Citibank N.A.	5/24/17	1,473
KRW	130,556,183	USD	115,516	Citibank N.A.	5/24/17	1,413
MYR	88,648	USD	19,872	Citibank N.A.	5/24/17	43
PEN	632,548	USD	192,130	Citibank N.A.	5/24/17	1,664
PHP	1,643,776	USD	32,479	Citibank N.A.	5/24/17	155
PLN	1,425,267	EUR	333,622	Citibank N.A.	5/24/17	2,387
PLN	248,539	USD	61,929	Citibank N.A.	5/24/17	709
PLN	175,439	USD	43,554	Citibank N.A.	5/24/17	660
PLN	192,983	USD	47,998	Citibank N.A.	5/24/17	638
PLN	263,159	USD	65,690	Citibank N.A.	5/24/17	632
PLN	233,919	USD	58,413	Citibank N.A.	5/24/17	540
PLN	264,943	USD	66,240	Citibank N.A.	5/24/17	531
PLN	233,919	USD	58,432	Citibank N.A.	5/24/17	521
PLN	219,299	USD	54,883	Citibank N.A.	5/24/17	385
PLN	29,083	USD	7,339	Citibank N.A.	5/24/17	(9)
RON	174,920	USD	40,994	Citibank N.A.	5/24/17	34
RON	159,125	USD	37,294	Citibank N.A.	5/24/17	29
RON	192,412	USD	45,123	Citibank N.A.	5/24/17	8
RUB	1,161,133	USD	20,061	Citibank N.A.	5/24/17	301
THB	2,200,697	USD	62,421	Citibank N.A.	5/24/17	1,591
THB	2,200,698	USD	62,728	Citibank N.A.	5/24/17	1,284
THB	2,200,698	USD	62,891	Citibank N.A.	5/24/17	1,122
THB	2,200,698	USD	63,058	Citibank N.A.	5/24/17	955
THB	1,760,558	USD	50,452	Citibank N.A.	5/24/17	758
THB	1,320,419	USD	37,663	Citibank N.A.	5/24/17	745
THB	1,025,525	USD	29,241	Citibank N.A.	5/24/17	589

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
THB	1,320,419	USD	37,839	Citibank N.A.	5/24/17	$569
THB	1,320,418	USD	37,839	Citibank N.A.	5/24/17	569
THB	884,093	USD	25,200	Citibank N.A.	5/24/17	516
TRY	425,487	USD	113,170	Citibank N.A.	5/24/17	2,032
TRY	321,643	USD	85,645	Citibank N.A.	5/24/17	1,442
TWD	7,150,972	USD	234,766	Citibank N.A.	5/24/17	1,485
TWD	6,098,327	USD	200,234	Citibank N.A.	5/24/17	1,240
TWD	201,026	USD	6,606	Citibank N.A.	5/24/17	35
USD	95,468	ZAR	1,232,190	Citibank N.A.	5/24/17	4,500
USD	87,332	ZAR	1,124,373	Citibank N.A.	5/24/17	4,324
USD	83,706	ZAR	1,078,166	Citibank N.A.	5/24/17	4,109
USD	80,108	ZAR	1,031,959	Citibank N.A.	5/24/17	3,922
USD	70,318	ZAR	905,660	Citibank N.A.	5/24/17	3,456
USD	59,959	ZAR	770,879	Citibank N.A.	5/24/17	3,048
USD	59,762	ZAR	770,119	Citibank N.A.	5/24/17	2,907
USD	59,710	ZAR	770,119	Citibank N.A.	5/24/17	2,855
USD	64,222	TRY	236,709	Citibank N.A.	5/24/17	132
USD	18,000	HUF	5,189,400	Citibank N.A.	5/24/17	28
USD	26,000	PLN	103,074	Citibank N.A.	5/24/17	23
USD	33,000	TRY	121,875	Citibank N.A.	5/24/17	2
USD	101,392	KRW	113,224,446	Citibank N.A.	5/24/17	(14)
USD	245,608	KRW	274,270,454	Citibank N.A.	5/24/17	(34)
USD	67,585	TRY	250,675	Citibank N.A.	5/24/17	(287)
USD	179,000	TRY	662,783	Citibank N.A.	5/24/17	(452)
USD	38,009	RUB	2,239,008	Citibank N.A.	5/24/17	(1,256)
USD	47,759	RUB	2,798,759	Citibank N.A.	5/24/17	(1,322)
USD	47,711	RUB	2,798,760	Citibank N.A.	5/24/17	(1,370)
USD	47,678	RUB	2,798,760	Citibank N.A.	5/24/17	(1,403)
USD	47,644	RUB	2,798,760	Citibank N.A.	5/24/17	(1,437)
USD	47,593	RUB	2,798,760	Citibank N.A.	5/24/17	(1,488)
USD	47,581	RUB	2,798,760	Citibank N.A.	5/24/17	(1,500)
USD	47,448	RUB	2,798,760	Citibank N.A.	5/24/17	(1,633)
USD	56,903	RUB	3,358,511	Citibank N.A.	5/24/17	(1,995)
USD	663,404	IDR	8,922,116,645	Citibank N.A.	5/24/17	(3,760)
USD	437,979	TWD	13,450,325	Citibank N.A.	5/24/17	(6,387)
USD	155,171	MXN	3,080,945	Citibank N.A.	5/24/17	(7,983)
USD	157,382	RUB	9,442,208	Citibank N.A.	5/24/17	(8,204)
USD	162,011	MXN	3,217,324	Citibank N.A.	5/24/17	(8,365)
USD	530,653	KRW	606,854,212	Citibank N.A.	5/24/17	(12,857)
ZAR	987,918	USD	77,611	Citibank N.A.	5/24/17	(4,677)
ZAR	2,982,371	USD	232,834	Citibank N.A.	5/24/17	(12,657)
USD	172,169	EUR	160,000	Citibank N.A.	6/8/17	915
USD	244,179	EUR	230,000	Citibank N.A.	6/8/17	(1,999)

Total						$(25,847)

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2017 (Unaudited)

Financial futures contracts as of March 31, 2017:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	33	December 2018	$(3,325)	USD	8,080,850	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	11	June 2017	(11,570)	USD	1,358,617	Citigroup Global Markets, Inc.
Ten Year Euro Bund	2	June 2017	(1,551)	EUR	321,390	Citigroup Global Markets, Inc.

			$(16,446)

Interest rate swaps as of March 31, 2017:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
11.78%	BRL-CDI	Citigroup Global Markets, Inc.	1/4/21	BRL	726(a)	$18,286
3.97%	CNY-CNREPOFIX= CFXS-Reuters	BNP Paribas SA	3/14/22	CNY	1,045(a)	(1,003)
6.70%	INR-MIBOR-OIS-COMPOUND	HSBC Bank Plc	2/24/22	INR	26,820(a)	966
1.67%	KRW-CD-KSDA	Merrill Lynch International	1/17/22	KRW	307,251(a)	739
1.66%	KRW-CD-KSDA	Citibank N.A.	1/17/22	KRW	234,161(a)	612
1.73%	KRW-CD-KSDA	BNP Paribas SA	1/31/22	KRW	471,430(a)	(114)
7.16%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	2/22/19	MXN	11,549(a)	506
7.16%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	2/22/19	MXN	6,459(a)	283

Total						$20,275

(a) The Fund pays the fixed rate on these swaps.

Credit default swaps buy protection as of March 31, 2017:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
5.00%	Argentina Government International Bond	Barclays Bank Plc	6/20/17	USD	38	(2,462)
5.00%	Argentina Government International Bond	Barclays Bank Plc	6/20/22	USD	281	(18,207)
5.00%	Argentina Government International Bond	Barclays Bank Plc	6/20/22	USD	106	(6,868)

Total (Premiums received $(19,855))						$(27,537)

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2017 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CD - Certificate of Deposit

CLP - Chilean Peso

CNY - Chinese Yuan

CNY-CNREPOFIX=CFXS - Chinese Renminbi Repo Rate=Chinese Foreign Exchange Trade System

COP - Colombian Peso

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

KRW- South Korean Won

KSDA - Korean Security Dealers Association

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TWD - Taiwan Dollar

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	85.71%
Energy	4.87%
Financials	2.35%
Other*	7.07%

100.00%

*   Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

March 31, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 88.96%
Argentina — 4.29%
$ 210,000	Banco Macro SA, 6.75%, 11/4/26(a)(b)	$210,525
96,000	Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22	104,640
200,000	Pampa Energia SA, 7.50%, 1/24/27(a)	203,000
140,000	Petrobras Argentina SA, 7.38%, 7/21/23(a)	146,202
60,000	Petrobras Argentina SA, 7.38%, 7/21/23	62,658
238,000	YPF SA, 8.88%, 12/19/18	258,944

		985,969

Barbados — 0.93%
200,000	Columbus International, Inc., 7.38%, 3/30/21	213,500

Brazil — 14.39%
200,000	Andrade Gutierrez International SA, 4.00%, 4/30/18	186,000
200,000	Banco BTG Pactual SA/Cayman Islands,, 5.75%, 9/28/22	192,000
300,000	Banco do Brasil SA/Cayman, 9.00%, 12/29/49(b)	309,798
320,000(c)	BRF SA, 7.75%, 5/22/18	96,595
200,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	204,400
400,000	CSN Islands XI Corp., 6.88%, 9/21/19	344,200
200,000	CSN Islands XII Corp., 7.00%, 10/5/49	137,000
230,000	CSN Resources SA, 6.50%, 7/21/20	191,475
165,380	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/22(d)	60,236
100,000(e)	Petrobras Global Finance BV, 4.25%, 10/2/23	109,423
263,000	Petrobras Global Finance BV, 7.38%, 1/17/27	279,437
100,000	Petrobras Global Finance BV, 8.75%, 5/23/26	115,669
227,290	Rio Oil Finance Trust Series 2014-1, 9.25%, 7/6/24	230,131
234,657	Rio Oil Finance Trust Series 2014-3, 9.75%, 1/6/27	237,883
320,000	Samarco Mineracao SA, 5.75%, 10/24/23(d)	208,320
240,000(e)	Telemar Norte Leste SA, 5.13%, 12/15/17(d)	78,534
111,000	Vale Overseas Ltd., 6.88%, 11/21/36	119,310
96,000	Vale Overseas Ltd., 6.88%, 11/10/39	102,662
54,000	Vale Overseas Ltd., 6.88%, 11/10/39	57,759
38,000	Vale Overseas Ltd., 8.25%, 1/17/34	44,992

		3,305,824

Chile — 1.82%
200,000	AES Gener SA, 8.38%, 12/18/73(b)	210,037
200,000	VTR Finance BV, 6.88%, 1/15/24	207,870

		417,907

China — 4.81%
200,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	195,631
200,000	CRCC Yupeng Ltd., 3.95%, 2/28/49(b)	203,751
250,000	Industrial & Commercial Bank of China Ltd., New York, 2.91%, 11/13/20	250,305

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 205,831	Kaisa Group Holdings Ltd., 7.56% cash or payment-in-kind interest, 12/31/19(f)	$203,160
251,166	Kaisa Group Holdings Ltd., 7.56% cash or payment-in-kind interest, 12/31/21(f)	251,106

		1,103,953

Colombia — 4.69%
200,000	Banco GNB Sudameris SA, 6.50%, 4/3/27(a)(b)	203,200
339,000	Ecopetrol SA, 5.88%, 5/28/45	309,337
100,000	Ecopetrol SA, 7.38%, 9/18/43	106,671
156,000,000(c)	Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23	40,544
200,000	Gruposura Finance SA, 5.50%, 4/29/26	211,585
200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	205,500

		1,076,837

Croatia (Hrvatska) — 0.35%
200,000(e)	Agrokor dd, 9.13%, 2/1/20	79,370

Democratic Republic of the Congo — 0.86%
200,000	HTA Group Ltd., 9.13%, 3/8/22(a)	197,880

Guernsey — 0.65%
144,917	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	149,808

Hong Kong — 1.74%
200,000	MCE Finance Ltd., 5.00%, 2/15/21	201,824
200,000	Noble Group Ltd., 3.63%, 3/20/18	196,818

		398,642

India — 0.92%
210,000	Vedanta Resources Plc, 6.38%, 7/30/22(a)	211,050

Indonesia — 3.44%
200,000	Indo Energy Finance II BV, 6.38%, 1/24/23	189,400
200,000	Listrindo Capital BV, 4.95%, 9/14/26(a)	195,087
200,000	Pelabuhan Indonesia II PT, 4.25%, 5/5/25	199,282
200,000	Pertamina Persero PT, 5.63%, 5/20/43	206,160

		789,929

Israel — 2.09%
57,766	Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23(a)	60,654
22,234	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(a)	23,568
200,000	Israel Electric Corp. Ltd., 5.00%, 11/12/24(a)	209,920

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 60,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	$57,005
140,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	128,835

		479,982

Jamaica — 1.57%
200,000	Digicel Ltd., 6.00%, 4/15/21	182,500
200,000	Digicel Ltd., 6.75%, 3/1/23	178,639

		361,139

Kazakhstan — 0.90%
220,000	Kazkommertsbank JSC, 5.50%, 12/21/22	205,810

Kuwait — 1.77%
200,000	Equate Petrochemical BV, 4.25%, 11/3/26(a)	200,214
200,000	NBK Tier 1 Financing Ltd., 5.75%, 12/29/49(b)	206,375

		406,589

Luxembourg — 2.74%
200,000	Altice Financing SA, 6.50%, 1/15/22	208,963
200,000	Altice Financing SA, 6.63%, 2/15/23	207,750
200,000	Altice Financing SA, 7.50%, 5/15/26(a)	212,157

		628,870

Malaysia — 0.89%
200,000	Axiata SPV2 Berhad, 3.47%, 11/19/20	205,064

Mexico — 7.60%
200,000	Alfa SAB de CV, 5.25%, 3/25/24	209,883
250,000	BBVA Bancomer SA, 6.75%, 9/30/22	280,313
200,000	Cemex SAB de CV, 7.75%, 4/16/26	225,042
240,000	Empresas ICA SAB de CV, 8.88%, 5/29/24(d)	60,000
100,000(e)	Petroleos Mexicanos, 5.13%, 3/15/23	117,842
260,000	Petroleos Mexicanos, 6.75%, 9/21/47	263,231
230,000	Petroleos Mexicanos, 6.88%, 8/4/26	255,277
2,570,000(c)	Petroleos Mexicanos, 7.19%, 9/12/24	121,668
210,000	Trust F/1401, 6.95%, 1/30/44	211,252

		1,744,508

Mongolia — 1.86%
400,000	Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20	427,213

Morocco — 1.71%
400,000	OCP SA, 4.50%, 10/22/25	393,643

Netherlands — 0.84%
200,000	Zhaikmunai LLP, 6.38%, 2/14/19	193,832

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

Nigeria — 0.91%
$ 200,000	Access Bank Plc, 10.50%, 10/19/21	$208,721

Peru — 0.92%
10,000	Banco de Credito del Peru/Panama, 6.13%, 4/24/27(b)	10,941
77,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(b)	86,701
110,000	Southern Copper Corp., 5.88%, 4/23/45	114,056

		211,698

Russia — 6.61%
220,000	Alfa Bank AO Via Alfa Bond Issuance Plc, 8.00%, 2/3/22(b)	233,498
214,000	Credit Bank of Moscow Via CBOM Finance Plc, 7.50%, 10/5/27(a)(b)	217,745
200,000	Gazprombank OJSC Via GPB Eurobond Finance Plc, 7.50%, 12/28/23(b)	211,568
200,000	O1 Properties Finance Plc, 8.25%, 9/27/21	198,238
200,000	Sberbank of Russia Via SB Capital SA, 5.50%, 2/26/24(b)	206,110
400,000	VTB Bank PJSC Via VTB Eurasia Ltd., 9.50%, 12/6/22(b)	450,793

		1,517,952

Singapore — 0.89%
200,000	Oversea-Chinese Banking Corp. Ltd., 3.50%, 10/15/24(b)	205,145

South Africa — 2.04%
68,000	AngloGold Ashanti Holdings Plc, 5.13%, 8/1/22	69,833
200,000	Myriad International Holdings BV, 5.50%, 7/21/25	207,625
200,000	Transnet SOC Ltd., 4.00%, 7/26/22	191,381

		468,839

South Korea — 0.86%
200,000	Kookmin Bank, 1.63%, 8/1/19(a)	197,271

Spain — 0.48%
150,000	Ajecorp BV, 6.50%, 5/14/22	109,286

Thailand — 2.68%
200,000	Krung Thai Bank PCL/Cayman Islands, 5.20%, 12/26/24(b)	207,157
400,000	PTT Exploration & Production PCL, 4.88%, 12/29/49(b)	409,200

		616,357

Turkey — 5.49%
200,000	Akbank TAS, 7.20%, 3/16/27(a)(b)	206,512
200,000	Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25	202,093
300,000	Turkiye Garanti Bankasi AS, 6.25%, 4/20/21	311,898
500,000(c)	Turkiye Garanti Bankasi AS, 11.50%, 11/12/21	126,723
200,000	Turkiye Is Bankasi, 5.38%, 10/6/21(a)	197,504

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$220,000	Turkiye Is Bankasi, 6.00%, 10/24/22	$215,303

		1,260,033

Ukraine — 2.56%
210,918	Metinvest BV, 8.75%, 2/14/18(f)	199,064
400,000	Oschadbank Via SSB #1 Plc, 9.63%, 3/20/25	389,638

		588,702

United Arab Emirates — 2.34%
200,000	DP World Crescent Ltd., 3.91%, 5/31/23(a)	202,653
110,000	DP World Ltd., 6.85%, 7/2/37	126,860
200,000	Emirates NBD 2014 Tier 1 Ltd., 6.38%, 9/17/20(b)	208,407

		537,920

United Kingdom — 0.81%
200,000	Tullow Oil Plc, 6.25%, 4/15/22	186,823

Uruguay — 0.88%
200,000	Arcos Dorados Holdings, Inc., 5.88%, 4/4/27(a)	201,560

Venezuela — 0.63%
420,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	143,821

Total Corporate Bonds		20,431,447

(Cost $20,135,122)

Foreign Government Bonds — 5.16%
Argentina — 3.48%
154,989	Argentina Bonar Bonds, 7.00%, 4/17/17	159,987
210,000	Argentine Republic Government International Bond, 5.63%, 1/26/22(a)	214,809
200,000	Argentine Republic Government International Bond, 6.25%, 4/22/19(a)	211,293
210,000	Provincia de Buenos Aires Argentina, 7.88%, 6/15/27(a)	212,137

		798,226

Ecuador — 0.89%
200,000	Ecuador Government International Bond, 9.65%, 12/13/26	204,117

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

Zambia — 0.79%
$ 200,000	Zambia Government International Bond, 5.38%, 9/20/22	$182,095

Total Foreign Government Bonds		1,184,438

(Cost $1,171,167)

Shares
Common Stocks — 0.15%
Canada — 0.14%
1,040	Pacific Exploration and Production Corp.*	33,237
Mexico — 0.01%
4,298	Urbi Desarrollos Urbanos SAB de CV,*	1,148

Total Common Stocks		34,385

(Cost $39,014)

Warrants/Rights — 0.00%
Mexico — 0.00%
2,479	Urbi Desarrollos Urbanos SAB de CV Warrants*	0

Total Warrants/Rights		0

(Cost $0)
Investment Company — 4.54%
1,044,082	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$1,044,082

Total Investment Company		1,044,082

(Cost $1,044,082)

Total Investments		$22,694,352
(Cost $22,389,385)(g) — 98.81%

Other assets in excess of liabilities — 1.19%		272,259

NET ASSETS — 100.00%		$22,966,611

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2017.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2017 (Unaudited)

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Principal amount denoted in Euros.
(f)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(g)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	1,191,510	USD	60,837	Citibank N.A.	4/7/17	$ 2,735
USD	60,574	MXN	1,191,510	Citibank N.A.	4/7/17	(2,998)
USD	69,216	EUR	65,000	Citibank N.A.	6/8/17	(356)
USD	44,792	CAD	60,000	Citibank N.A.	6/8/17	(369)
USD	227,195	EUR	214,000	Citibank N.A.	6/8/17	(1,857)
	Total					$(2,845)

Total return swaps as of March 31, 2017:

Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
1.27%	Noble Group Ltd.	Morgan Stanley & Co.	3/8/22	SGD	14(a)	$(1,388)

Total						$(1,388)

(a)	The Fund pays the fixed rate on these swaps.

Interest rate swaps as of March 31, 2017:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
0.20%	EUR-EURIBOR Reuters	Citigroup Global Markets, Inc.	3/14/22	EUR	135(a)	$(242)

Total						$(242)

(a)	The Counterparty pays the fixed rate on these swaps.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2017 (Unaudited)

Credit default swaps buy protection as of March 31, 2017:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)	Value
1.00%	Colombia Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD 360	$5,558
1.00%	Mexico Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD 440	5,975
1.00%	Mexico Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD 352	4,773

Total (Premiums paid $26,142)					$16,306

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2017 (Unaudited)

Abbreviations used are defined below:

CAD - Canadian Dollar

EUR - Euro

MXN - Mexican Peso

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	35.14%
Energy	17.53%
Materials	11.32%
Telecom Services	8.37%
Industrials	6.36%
Foreign Government Bonds	5.16%
Utilities	4.06%
Consumer Discretionary	3.73%
Consumer Staples	1.79%
Health Care	0.81%
Other*	5.73%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, total return swaps, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

March 31, 2017 (Unaudited)

Principal Amount		Value

Bank Loans — 3.57%
United States — 3.57%
$ 98,000	Chesapeake Energy Corp. Term Loan, 8.50%, 8/16/21(a)	$104,247
77,000	Cyxtera Technologies, Inc. 2nd Lien Term Loan, 0.00%, 3/14/25(a)	77,289
96,540	Enquest Plc Senior Term Loan, 0.00%, 11/21/21(a)	91,230
26,273	Enquest Plc Super Senior Term Loan, 0.00%, 11/21/21(a)	24,828
120,952	Hilton Worldwide Holdings, Inc. Term Loan B2, 2.50%, 10/26/20(a)	121,721
157,000	Level 3 Financing, Inc. Term Loan B2, 0.00%, 2/15/24(a)	157,196
340,815	SBA Communications Corp. Term Loan B1A, 0.00%, 3/31/21(a)	341,241
120,000	Serta Simmons Bedding LLC 2nd Lien Term Loan, 9.00%, 10/21/24(a)	120,400
96,758	Telesat Holdings, Inc. 1st Lien Senior Term Loan, 0.00%, 11/8/23(a)	97,563
90,964	Verso Corp. Term Loan, 12.00%, 6/6/21(a)	90,964
57,932	Vertellus Holdings LLC 1st Lien Term Loan, 0.00%, 10/31/19(a)	56,194
15,981	Vertellus Holdings LLC 2nd Lien Term Loan, 0.00%, 10/30/21(a)(b)	15,981
16,231	Vertellus Specialties, Inc. Term Loan, 0.00%, 12/31/17(a)	0

		1,298,854

Total Bank Loans		1,298,854

(Cost $1,276,593)

Corporate Bonds — 87.93%
Argentina — 0.52%
170,000	YPF SA, 8.75%, 4/4/24	188,445

Australia — 0.82%
300,000	Quintis Ltd., 8.75%, 8/1/23(c)	297,000

Belgium — 0.86%
300,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(c)	311,250

Brazil — 2.90%
100,000	JBS USA LUX SA/JBS USA Finance, Inc., 5.88%, 7/15/24	103,000
139,000	Petrobras Global Finance BV, 4.38%, 5/20/23	130,660
130,000	Petrobras Global Finance BV, 5.38%, 1/27/21	133,613
70,000	Petrobras Global Finance BV, 6.13%, 1/17/22	73,395
175,000	Petrobras Global Finance BV, 7.38%, 1/17/27	185,937
56,000	Petrobras Global Finance BV, 8.38%, 5/23/21	63,350
105,000	Petrobras Global Finance BV, 8.75%, 5/23/26	121,452
109,000	Vale Overseas Ltd., 6.25%, 8/10/26	118,255
130,000	Vale SA, 5.63%, 9/11/42	122,989

		1,052,651

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

Canada — 6.54%
$ 328,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(c)	$340,287
292,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(c)	302,939
80,000	Bombardier, Inc., 6.00%, 10/15/22(c)	78,603
80,000	Bombardier, Inc., 7.50%, 3/15/25(c)	82,200
148,000	Cogeco Communications, Inc., 4.88%, 5/1/20(c)	150,960
80,000	Enbridge, Inc., 6.00%, 1/15/77(a)	80,900
200,000	First Quantum Minerals Ltd., 7.50%, 4/1/25(c)	202,000
555,000(d)	Great Canadian Gaming Corp., 6.63%, 7/25/22(c)	431,426
70,000	Paramount Resources Ltd., 6.88%, 6/30/23(c)	73,106
50,000	Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25(c)	50,979
170,000	Seven Generations Energy Ltd., 6.75%, 5/1/23(c)	176,974
110,000	Teck Resources Ltd., 6.25%, 7/15/41	114,422
212,000	Telesat Canada /Telesat LLC, 8.88%, 11/15/24(c)	231,669
60,000	Tervita Escrow Corp., 7.63%, 12/1/21(c)	61,800

		2,378,265

France — 4.28%
400,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	417,155
280,000(e)	SFR Group SA, 5.63%, 5/15/24	316,836
400,000	SFR Group SA, 6.00%, 5/15/22(c)	414,800
400,000	Societe Generale SA, 7.38%, 9/13/49(a)(c)	406,240

		1,555,031

Germany — 2.95%
100,000(e)	IHO Verwaltungs GmbH, 2.75% cash or 3.50% payment-in-kind interest, 9/15/21(f)	109,351
316,000(e)	IHO Verwaltungs GmbH, 3.25% cash or 4.00% payment-in-kind interest, 9/15/23(f)	345,049
200,000	Unitymedia GmbH, 6.13%, 1/15/25(c)	209,437
370,000(e)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	409,613

		1,073,450

India — 0.55%
200,000	Vedanta Resources Plc, 6.38%, 7/30/22(c)	201,000

Ireland — 1.11%
400,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(c)	403,167
Italy — 1.94%
490,000	Wind Acquisition Finance SA, 4.75%, 7/15/20(c)	497,350
200,000	Wind Acquisition Finance SA, 7.38%, 4/23/21(c)	208,000

		705,350

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

Luxembourg — 1.55%
$ 320,000	Altice Financing SA, 6.63%, 2/15/23(c)	$332,400
204,000(e)	DEA Finance SA, 7.50%, 10/15/22	229,801

		562,201

Netherlands — 3.51%
250,000	Constellium NV, 6.63%, 3/1/25(c)	241,250
100,000(e)	LGE HoldCo VI BV, 7.13%, 5/15/24	119,802
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(c)	207,750
70,000(e)	Stichting AK Rabobank Certificaten, 6.50%, 12/29/49	84,246
290,000(g)	UPC Holding BV, 6.75%, 3/15/23	311,600
100,000(e)	UPCB Finance IV Ltd., 4.00%, 1/15/27	108,603
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(c)	202,000

		1,275,251

New Zealand — 0.90%
320,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	329,203

Spain — 0.64%
200,000(e)	Banco Bilbao Vizcaya Argentaria SA, 8.88%, 4/14/21(a)	233,374

Switzerland — 0.56%
200,000	UBS AG, 5.13%, 5/15/24	204,880

United Kingdom — 4.18%
120,000(h)	AA Bond Co. Ltd, 5.50%, 7/31/22	154,275
200,000	Aston Martin Capital Holdings Ltd., 6.50%, 4/15/22(c)	200,000
200,000	KCA Deutag UK Finance Plc, 7.25%, 5/15/21	187,062
190,000(e)	Royal Bank of Scotland Group Plc, 5.25%, 6/29/49	197,415
310,000(e)	Synlab Bondco Plc, 3.50%, 7/1/22(a)	334,334
210,000(e)	Synlab Bondco Plc, 6.25%, 7/1/22	241,167
200,000	Virgin Media Secured Finance Plc, 5.50%, 1/15/25(c)	203,944

		1,518,197

United States — 54.12%
248,000	Acadia Healthcare Co., Inc., 5.63%, 2/15/23	256,834
247,000	ADT Corp. (The), 3.50%, 7/15/22	236,503
47,000	ADT Corp. (The), 4.13%, 6/15/23	44,885
170,000	AdvancePierre Foods Holdings, Inc., 7.88%, 12/15/24(c)	171,913
40,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc./Albertson’s LLC, 5.75%, 3/15/25(c)	38,800
95,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24(c)	97,137
60,000	Allegion Plc, 5.88%, 9/15/23	63,960
87,000	Allegion US Holding Co., Inc., 5.75%, 10/1/21	90,806
68,321	Alliance Data Systems Corp., 5.38%, 8/1/22(c)	68,833

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 116,000	Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp., 7.88%, 12/15/24(c)	$120,930
240,000	Altice US Finance I Corp., 5.38%, 7/15/23(c)	248,700
206,000	AMC Entertainment Holdings, Inc., 5.88%, 2/15/22	215,013
80,000	AMC Entertainment Holdings, Inc., 5.88%, 11/15/26(c)	80,900
160,000(h)	AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	212,383
185,000	Amsurg Corp., 5.63%, 7/15/22	189,625
70,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24(c)	71,050
30,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/1/22(c)	31,050
220,000	Berry Plastics Corp., 5.50%, 5/15/22	228,525
245,000	Berry Plastics Corp., 6.00%, 10/15/22	259,088
202,000	Blackboard, Inc., 9.75%, 10/15/21(c)	202,000
279,000	Blueline Rental Finance Corp./Blueline Rental LLC, 9.25%, 3/15/24(c)	285,626
300,000	BMC East LLC, 5.50%, 10/1/24(c)	305,250
190,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/27(c)	190,950
136,000	CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	138,720
211,000	CenturyLink, Inc., 6.45%, 6/15/21	224,164
360,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(c)	365,400
48,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(c)	49,440
248,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(c)	273,110
104,000	Chesapeake Energy Corp., 8.00%, 1/15/25(c)	104,000
240,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	244,200
210,000	Cinemark USA, Inc., 4.88%, 6/1/23	212,205
88,000	Cliffs Natural Resources, Inc., 5.75%, 3/1/25(c)	85,360
130,000	Cliffs Natural Resources, Inc., 6.25%, 10/1/40	105,300
213,000	Continental Resources Inc., 4.50%, 4/15/23	207,275
70,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 4/1/25(c)	71,487
200,000	CSC Holdings LLC, 10.13%, 1/15/23(c)	232,000
113,000	DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	113,283
110,000	DCP Midstream Operating L.P., 5.85%, 5/21/43(a)(c)	100,375
114,000	Denbury Resources, Inc, 4.63%, 7/15/23	83,220
63,000	Diamondback Energy, Inc., 5.38%, 5/31/25(c)	64,575
260,000	Dish DBS Corp., 5.13%, 5/1/20	271,050
98,000	Energy Transfer Equity L.P., 5.88%, 1/15/24	104,125
80,000	Envision Healthcare Corp., 5.13%, 7/1/22(c)	81,425
110,000	EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23	84,425
62,000	Equinix, Inc., 4.88%, 4/1/20	63,550
240,000	ESH Hospitality, Inc., 5.25%, 5/1/25(c)	241,949
100,000	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21(c)	105,500
174,000	First Data Corp., 5.00%, 1/15/24(c)	177,045
130,000	Frontier Communications Corp., 8.50%, 4/15/20	137,150

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 120,000	FTS International, Inc., 8.63%, 6/15/20(a)(c)	$121,650
54,000	Gulfport Energy Corp., 6.38%, 5/15/25(c)	53,055
331,000	HCA, Inc., 5.88%, 5/1/23	357,480
140,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(c)	138,250
300,000	Howard Hughes Corp.(The), 5.38%, 3/15/25(c)	297,000
264,000	Landry’s, Inc., 6.75%, 10/15/24(c)	273,900
132,000	Level 3 Communications, Inc., 5.75%, 12/1/22	136,620
175,000	Live Nation Entertainment Inc, 4.88%, 11/1/24(c)	175,000
424,683	Live Nation Entertainment, Inc., 5.38%, 6/15/22(c)	441,670
385,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(c)	408,100
76,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 5/1/24	80,180
183,000	MGM Resorts International, 5.25%, 3/31/20	192,607
115,000	MGM Resorts International, 6.00%, 3/15/23	124,200
136,000	Micron Technology, Inc., 5.25%, 8/1/23(c)	139,400
573,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	563,689
598,000	Momentive Performance Materials, Inc., Escrow Bond, 8.88%, 10/15/20(b)(i)	1
138,000	NCL Corp. Ltd., 4.75%, 12/15/21(c)	139,833
265,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(c)	270,963
103,000	Northern Oil and Gas, Inc., 8.00%, 6/1/20	89,610
60,000	Novelis Corp., 5.88%, 9/30/26(c)	61,275
100,000	Novelis Corp., 6.25%, 8/15/24(c)	104,250
223,000	OPE KAG Finance Sub, Inc., 7.88%, 7/31/23(c)	228,019
40,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25(c)	40,400
80,000	PDC Energy, Inc., 6.13%, 9/15/24(c)	82,000
24,000	Peabody Energy Corp., 6.00%, 3/31/22(c)	23,865
40,000	Peabody Energy Corp., 6.38%, 3/31/25(c)	39,800
145,000	Post Holdings, Inc., 5.50%, 3/1/25(c)	145,725
145,000	Post Holdings, Inc., 5.75%, 3/1/27(c)	144,637
220,000(e)	Quintiles IMS, Inc., 3.25%, 3/15/25(c)	233,023
170,000	Rackspace Hosting, Inc., 8.63%, 11/15/24(c)	179,129
80,000	Range Resources Corp., 5.00%, 3/15/23(c)	78,800
287,000	Realogy Group LLC Realogy Co-Issuer Corp., 4.88%, 6/1/23(c)	280,543
215,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(c)	229,405
135,000	Rite Aid Corp., 6.13%, 4/1/23(c)	133,819
280,000	Sabre GLBL, Inc., 5.25%, 11/15/23(c)	286,300
125,000	Sanchez Energy Corp., 6.13%, 1/15/23	115,937
110,000	Scientific Games International, Inc., 7.00%, 1/1/22(c)	117,425
162,000	Scientific Games International, Inc., 10.00%, 12/1/22	172,733
100,000(e)	Sealed Air Corp., 4.50%, 9/15/23	118,134
54,000	Sesi LLC, 7.13%, 12/15/21	54,675
88,000	Silgan Holdings, Inc., 4.75%, 3/15/25(c)	88,330
80,000	Sirius XM Radio, Inc., 4.25%, 5/15/20(c)	80,700
160,000	Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24(c)	182,800
110,000	Sprint Capital Corp, 8.75%, 3/15/32	132,275
300,000	Sprint Communications, Inc., 9.00%, 11/15/18(c)	326,625
60,000	Sprint Corp., 7.13%, 6/15/24	64,050

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 102,000	Sprint Corp., 7.25%, 9/15/21	$110,109
60,000	Sprint Corp., 7.63%, 2/15/25	65,550
200,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(c)	199,500
79,000	Sunoco L.P./Sunoco Finance Corp., 5.50%, 8/1/20	79,790
60,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23	60,900
34,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.13%, 11/15/19	34,553
150,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, 2/1/25(c)	154,500
360,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(c)	370,800
259,000	Team Health Holdings, Inc., 6.38%, 2/1/25(c)	253,820
100,000	Tenet Healthcare Corp., 7.50%, 1/1/22(c)	108,000
140,000	Tenet Healthcare Corp., 8.00%, 8/1/20	142,275
150,000	T-Mobile USA, Inc., 6.50%, 1/15/26	164,250
180,000	T-Mobile USA, Inc., 6.63%, 4/28/21	186,030
98,000	United Rentals North America, Inc., 5.50%, 5/15/27	98,980
98,000	United Rentals North America, Inc., 5.88%, 9/15/26	102,165
184,000	Univision Communications, Inc., 5.13%, 5/15/23(c)	181,700
115,000	Univision Communications, Inc., 6.75%, 9/15/22(c)	120,634
200,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(c)	204,596
82,000	Viacom, Inc., 5.88%, 2/28/57(a)	83,640
180,000(e)	VRX Escrow Corp., 4.50%, 5/15/23	140,855
177,390	VRX Escrow Corp., 5.88%, 5/15/23(c)	137,135
257,000(e)	VWR Funding, Inc., 4.63%, 4/15/22	284,601
40,000	WESCO Distribution, Inc., 5.38%, 6/15/24	41,000
136,000	Whiting Petroleum Corp., 5.00%, 3/15/19	135,660
30,000	WMG Acquisition Corp., 5.00%, 8/1/23(c)	30,300
335,000	WMG Acquisition Corp., 6.75%, 4/15/22(c)	352,169
24,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27(c)	25,315
380,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	401,375

		19,669,178

Total Corporate Bonds		31,957,893

(Cost $31,557,085)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 0.24%
Germany — 0.00%
1,929	Telegate AG*	1,091

Italy — 0.07%
8,645	Italiaonline*	24,994

Mexico — 0.01%
5,349	Urbi Desarrollos Urbanos SAB de CV*	1,428

United States — 0.16%
12,785	Valencia Bidco LLC*(b)	20,833
6,152	Verso Corp., Class A*	36,912

		57,745

Total Common Stocks		85,258

(Cost $132,686)

Warrants/Rights — 0.00%
Australia — 0.00%
48,100	Quintis Ltd Warrants*	0

Mexico — 0.00%
3,085	Urbi Desarrollos Urbanos SAB de CV Warrants*	0

Total Warrants/Rights		0

(Cost $0)

Investment Company — 8.53%
3,099,684	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$3,099,684

Total Investment Company		3,099,684

(Cost $3,099,684)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2017 (Unaudited)

Contracts		Value

Put Options Purchased — 0.07%
12 S & P 500	Index, Strike Price USD 2,300.00,Expires 5/31/17	25,260

Total Put Options Purchased		25,260

(Cost $37,812)

Total Investments		$36,466,949
(Cost $36,103,860)(j) — 100.34%

Liabilities in excess of other assets — (0.34)%		(124,036)

NET ASSETS — 100.00%		$36,342,913

*	Non-income producing security.
(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2017.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Principal amount denoted in Canadian Dollars.
(e)	Principal amount denoted in Euros.
(f)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(g)	Principal amount denoted in Swiss Francs.
(h)	Principal amount denoted in British Pounds.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2017:					Settlement Date	Unrealized Appreciation/ (Depreciation)
Currency Purchased		Currency Sold		Counterparty
CAD	31,645	USD	23,728	Citibank N.A.	4/3/17	$ 69
CAD	17,000	USD	12,789	Citibank N.A.	6/8/17	7
GBP	250,000	USD	311,441	Citibank N.A.	6/8/17	2,308
USD	10,614	AUD	14,000	Citibank N.A.	6/8/17	(69)
USD	22,515	CAD	30,000	Citibank N.A.	6/8/17	(66)
USD	423,433	CAD	567,000	Citibank N.A.	6/8/17	(3,340)
USD	313,314	CHF	316,000	Citibank N.A.	6/8/17	(3,495)
USD	3,615,898	EUR	3,405,000	Citibank N.A.	6/8/17	(28,602)
USD	733,229	GBP	600,000	Citibank N.A.	6/8/17	(19,766)

Total						$(52,954)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2017 (Unaudited)

Options written of March 31, 2017:

Contracts	Put Options	Value
(12)	S & P 500 Index, Strike Price USD 2,200.00, Expires 5/31/17	$(10,680)

Total (Premiums received $(18,588))		$(10,680)

Financial futures Contracts as of March 31, 2017:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation	Notional Value		Clearinghouse
90-Day Euro Dollar	35	December 2017	$875	USD	8,615,250	Citigroup Global Markets, Inc.
90-Day Euro Dollar	15	December 2018	1,500	USD	3,676,125	Citigroup Global Markets, Inc.

Total			$2,375

Credit default swaps buy protection as of March 31, 2017:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
1.00%	Freeport-McMoRan, Inc.	Citigroup Global Markets, Inc.	12/20/21	USD	122	$10,438
1.00%	Freeport-McMoRan, Inc.	Citigroup Global Markets, Inc.	12/20/21	USD	62	5,311
1.00%	Freeport-McMoRan, Inc.	Citigroup Global Markets, Inc.	12/20/21	USD	46	3,930

Total (Premiums paid $57)						$19,679

Credit default swaps sell protection as of March 31, 2017:

Fixed Rate	Issuer	Counterparty	Expiration Date	Implied Credit Spread*	Notional Amount (000)(a)		Value
5.00%	CDX.NA.HY, Series 27	Citigroup Global Markets, Inc.	12/20/21	0.03%	USD	1,800	$146,679
5.00%	CDX.NA.HY, Series 27	Citigroup Global Markets, Inc.	12/20/21	0.03%	USD	1,800	146,679

Total (Premiums paid $240,953)							$293,358

*	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2017 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	22.09%
Consumer Discretionary	20.31%
Energy	11.96%
Health Care	7.57%
Industrials	6.92%
Financials	6.35%
Materials	6.25%
Information Technology	5.02%
Consumer Staples	4.13%
Utilities	1.14%
Other*	8.26%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, options, credit default swaps, warrants, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

March 31, 2017 (Unaudited)

Principal Amount		Value

Convertible Bonds — 92.03%
Bermuda — 0.32%
$ 52,000	Golar LNG Ltd., 2.75%, 2/15/22(a)	$52,434

China — 13.19%
200,000	Baosteel Hong Kong Investment Co. Ltd., 0.64%, 12/1/18(b)	205,150
2,000,000(c)	China Railway Construction Corp Ltd., 1.50%, 12/21/21	297,092
387,000	Ctrip.Com International Ltd., 1.25%, 9/15/22(a)	399,620
168,000	Ctrip.Com International Ltd., 1.99%, 7/1/25	194,566
250,000	ENN Energy Holdings Ltd., 4.22%, 2/26/18(b)	264,313
1,000,000(c)	Kunlun Energy Co. Ltd., 1.63%, 7/25/19	158,182
250,000	Semiconductor Manufacturing International Corp., 5.05%, 7/7/22(b)	299,781
2,000,000(d)	Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	344,255

		2,162,959

France — 0.63%
38,500	LVMH Moet Hennessy Louis Vuitton SE, 22.66%, 2/16/21(b)	103,758

Germany — 0.65%
100,000(e)	Fresenius SE & Co. KGaA, 0.07%, 1/31/24(b)	105,965

Hong Kong — 1.70%
250,000	Asia View Ltd., 1.50%, 8/8/19	278,750

Japan — 13.37%
4,000,000(c)	Aeon Financial Service Co. Ltd., 2.02%, 9/13/19(b)	37,941
10,000,000(c)	Asics Corp., 6.78%, 3/1/19(b)	91,283
10,000,000(c)	Chugoku Electric Power Co., Inc. (The), 0.80%, 3/25/20(b)	89,857
100,000	Gunma Bank Ltd. (The), 0.49%, 10/11/19(b)	100,073
40,000,000(c)	Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18(b)	388,035
100,000	Mitsui OSK Lines Ltd., 3.30%, 4/24/20(b)	95,880
10,000,000(c)	SBI Holdings, Inc., 0.49%, 11/2/17(b)	101,283
16,000,000(c)	Sony Corp., 1.13%, 9/30/22(b)	156,867
30,000,000(c)	Takashimaya Co. Ltd., 1.32%, 12/11/20(b)	279,271
20,000,000(c)	Terumo Corp., 0.35%, 12/6/21(b)	208,868
20,000,000(c)	Toray Industries, Inc., 0.47%, 8/31/21(b)	229,947
20,000,000(c)	Yamada Denki Co. Ltd., 2.94%, 6/28/19(b)	205,425
200,000	Yamaguchi Financial Group, Inc., 0.65%, 3/26/20(f)	207,750

		2,192,480

Malaysia — 3.71%
400,000	Cahaya Capital Ltd., 0.26%, 9/18/21(b)	384,850
300,000(g)	Indah Capital Ltd., 0.31%, 10/24/18(b)	222,772

		607,622

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

Mexico — 1.14%
$ 161,000	Cemex SAB de CV, 3.75%, 3/15/18	$186,985

Netherlands — 2.21%
220,000	NXP Semiconductor NV, 1.00%, 12/1/19	253,935
100,000(e)	Vastned Retail NV, 1.88%, 4/10/19	107,636

		361,571

Norway — 2.27%
200,000	Golden Ocean Group Ltd., 3.07%, 1/30/19	179,250
100,000(e)	Marine Harvest ASA, 0.13%, 11/5/20	118,522
75,000	Ship Finance International Ltd., 5.75%, 10/15/21	74,495

		372,267

Philippines — 1.24%
200,000	AYC Finance Ltd., 0.50%, 5/2/19	203,167

Singapore — 1.08%
250,000(c)	Capitaland Ltd., 2.80%, 6/8/25	176,797

South Africa — 1.74%
200,000(e)	Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	285,823

Taiwan — 6.35%
200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(b)	264,020
250,000	Siliconware Precision Industries Co. Ltd., 1.00%, 10/31/19(b)	279,000
400,000	United Microelectronics Corp., 1.37%, 5/18/20(b)	398,000
100,000	Zhen Ding Technology Holding Ltd., 0.07%, 6/26/19(b)	100,655

		1,041,675

United Arab Emirates — 1.15%
200,000(e)	Aabar Investments PJSC, 0.50%, 3/27/20	187,791

United Kingdom — 3.15%
100,000(c)	BP Capital Markets Plc, 1.00%, 4/28/23	144,326
100,000(c)	British Land Jersey Ltd., 1.50%, 9/10/17	125,983
100,000(c)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	123,965
100,000(c)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	122,463

		516,737

United States — 38.13%
85,000	Akamai Technologies, Inc., 0.25%, 2/15/19(b)	84,097
150,000	Ares Capital Corp., 4.38%, 1/15/19	153,187
77,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	90,908
142,000	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22(a)	151,496
323,000	Citrix Systems, Inc., 0.50%, 4/15/19	404,557

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$452,000	Dish Network Corp., 3.38%, 8/15/26(a)	$546,073
70,000	Dycom Industries, Inc., 0.75%, 9/15/21	81,681
105,000	Extra Space Storage L.P., 3.13%, 10/1/35(a)	108,675
160,000	FireEye, Inc., 1.63%, 6/1/35	143,300
200,000	Herbalife Ltd., 2.00%, 8/15/19	191,954
50,000	Hologic, Inc., 2.00%, 3/1/42(h)	69,625
99,000	Intel Corp., 3.25%, 8/1/39	172,941
70,000	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	65,231
33,000	LAM Research Corp., 1.25%, 5/15/18	69,898
130,000	Liberty Interactive LLC, 1.75%, 9/30/46(a)	146,169
180,000	Liberty Media Corp., 1.38%, 10/15/23	203,513
47,000	Lumentum Holdings, Inc., 0.25%, 3/15/24(a)	52,252
49,000	Macquarie Infrastructure Corp., 2.00%, 10/1/23	48,020
166,000	Microchip Technology, Inc., 1.63%, 2/15/25	238,003
171,000	Microchip Technology, Inc., 1.63%, 2/15/27(a)	173,244
190,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43	212,919
89,000	Nabors Industries, Inc., 0.75%, 1/15/24(a)	83,159
84,000	NanHealth, Inc., 5.50%, 12/15/21(a)	64,943
136,000	Nuance Communications, Inc., 1.00%, 12/15/35	129,455
116,000	NuVasive, Inc., 2.25%, 3/15/21	158,195
133,000	ON Semiconductor Corp., 1.00%, 12/1/20	145,219
39,000	ON Semiconductor Corp., 1.63%, 10/15/23(a)	40,438
83,000	Pattern Energy Group, Inc., 4.00%, 7/15/20	82,274
130,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	244,725
18,000	Proofpoint, Inc., 1.25%, 12/15/18	34,425
200,000	QIAGEN NV, 0.38%, 3/19/19	225,093
95,000	Red Hat, Inc., 0.25%, 10/1/19	123,263
236,000	Salesforce.com, Inc., 0.25%, 4/1/18	304,145
100,000	ServiceNow, Inc., 1.92%, 11/1/18(b)	128,625
23,000	Square, Inc., 0.38%, 3/1/22(a)	23,863
179,000	Starwood Property Trust, Inc., 4.38%, 4/1/23	178,329
24,000	TESARO, Inc., 3.00%, 10/1/21	106,350
290,000	Tesla Motors, Inc., 1.25%, 3/1/21	284,381
82,000	Tesla, Inc., 2.38%, 3/15/22	85,434
97,000	Viavi Solutions, Inc., 1.00%, 3/1/24(a)	101,729
55,000	Wright Medical Group NV, 2.25%, 11/15/21(a)	86,178
206,000	Yahoo!, Inc., 0.35%, 12/1/18(b)	213,467

		6,251,433

Total Convertible Bonds		15,088,214

(Cost $14,189,804)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 0.84%
France — 0.19%
131	Unibail-Rodamco SE	$30,620

United Kingdom — 0.46%
2,328	TechnipFMC Plc*	75,971

United States — 0.19%
180	Illumina, Inc.*	30,715

Total Common Stocks		137,306

(Cost $139,817)

Convertible Preferred Stocks — 0.91%
Israel — 0.32%
90	Teva Pharmaceutical Industries, Ltd., 7.00%, 12/15/18	51,930

United States — 0.59%
867	American Tower Corp., 5.50%, 2/15/18	96,887

Total Convertible Preferred Stocks		148,817

(Cost $149,146)
Contracts
Call Options Purchased — 0.27%
31	Eni SpA, Strike Price EUR 16.00, Expires 12/21/18	18,277
64	Total SA, Strike Price EUR 50.00, Expires 06/15/18	15,635
14	Valeo SA, Strike Price EUR 60.00, Expires 12/15/17	9,529
19	Vodafone Group Plc, Strike Price GBP 240.00, Expires 12/15/17	535

Total Call Options Purchased		43,976

(Cost $41,968)

Put Options Purchased — 0.06%
20	S & P 500 Index, Strike Price USD 2,300.00, Expires 04/21/17	10,000

Total Put Options Purchased		10,000

(Cost $25,446)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

Investment Company — 3.61%
593,049	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$593,049

Total Investment Company		593,049

(Cost $593,049)

Total Investments		$16,021,362
(Cost $15,139,230)(i) — 97.72%

Other assets in excess of liabilities — 2.28%		373,419

NET ASSETS — 100.00%		$16,394,781

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Zero coupon bond. The rate represents the yield at time of purchase.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Principal amount denoted in Hong Kong Dollars.
(e)	Principal amount denoted in Euros.
(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2017.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(i)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2017 (Unaudited)

Foreign currency exchange contracts as of March 31, 2017:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	149,585	CNY	1,039,837	Citibank N.A.	5/24/17	$(728)
USD	288,443	CNY	2,005,163	Citibank N.A.	5/24/17	(1,413)
EUR	34,000	USD	36,050	Citibank N.A.	6/8/17	341
USD	1,419,917	EUR	1,337,000	Citibank N.A.	6/8/17	(11,125)
USD	501,252	GBP	410,000	Citibank N.A.	6/8/17	(13,294)
USD	342,576	HKD	2,657,000	Citibank N.A.	6/8/17	166
USD	1,920,077	JPY	218,076,000	Citibank N.A.	6/8/17	(44,030)
USD	406,224	SGD	573,000	Citibank N.A.	6/8/17	(3,622)

Total						$(73,705)

Options written as of March 31, 2017:

Contracts	Put Options	Value
(20)	S&P 500 Index, Strike Price USD 2,200.00, Expires 04/21/17	$(2,860)

Total (Premiums received $(8,954))		$(2,860)

Financial futures contracts as of March 31, 2017:

Abbreviations used are defined below:

CNY - Chinese Yuan

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Information Technology	27.85%
Consumer Discretionary	20.11%
Financials	19.54%
Industrials	8.74%
Health Care	5.62%
Telecom Services	5.27%
Energy	3.32%
Utilities	2.16%
Consumer Staples	1.17%
Other*	6.22%

100.00%

*	Includes cash, options, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

March 31, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 27.10%
Brazil — 0.61%
$ 95,000	Petrobras Global Finance BV, 6.13%, 1/17/22	$99,607
117,000	Petrobras Global Finance BV, 7.38%, 1/17/27	124,312

		223,919

Canada — 2.74%
220,000	Cenovus Energy, Inc., 4.45%, 9/15/42	195,014
280,000	Enbridge, Inc., 6.00%, 1/15/77(a)	280,400
274,000	Encana Corp., 6.50%, 2/1/38	306,154
280,000(b)	Fairfax Financial Holdings Ltd., 4.70%, 12/16/26	220,702

		1,002,270

France — 1.98%
340,000	BNP Paribas SA, 6.75%, 12/29/49(c)	345,100
100,000(d)	Groupama SA, 6.00%, 1/23/27(a)	112,376
250,000(d)	TOTAL SA, 2.71%, 12/29/49(a)	264,674

		722,150

Germany — 3.53%
481,000(d)	Bayer AG, 3.00%, 7/1/75(a)	523,287
200,000(d)	Commerzbank AG, 4.00%, 3/23/26	225,621
150,000(d)	EnBW Energie Baden-Wuerttemberg AG, 3.38%, 4/5/77(a)	162,434
360,000(d)	Volkswagen International Finance NV, 2.50%, 12/29/49(a)	379,656

		1,290,998

Italy — 1.18%
400,000(d)	Intesa Sanpaolo SpA, 7.00%, 12/29/49(a)	431,796

Spain — 1.45%
128,000(d)	Repsol International Finance BV, 3.88%, 12/29/49(a)	141,281
161,000(d)	Repsol International Finance BV, 4.50%, 3/25/75(a)	173,549
200,000(d)	Telefonica Europe BV, 3.75%, 12/29/49(a)	213,653

		528,483

Switzerland — 0.57%
200,000	Credit Suisse Group AG, 7.13%, 7/29/22(a)	207,377

United Kingdom — 2.42%
370,000	Barclays Plc, 7.88%, 12/29/49(a)	385,006
178,000	Royal Bank of Scotland Group Plc, 7.65%, 8/29/49(a)	208,705
280,000	Royal Bank of Scotland Group Plc, 8.63%, 8/15/50(a)	291,900

		885,611

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

United States — 12.62%
$ 250,000	AT&T, Inc., 4.75%, 5/15/46	$233,272
90,000	Boardwalk Pipelines L.P., 4.45%, 7/15/27	90,929
119,000	Boardwalk Pipelines L.P., 5.95%, 6/1/26	131,777
450,000	CBL & Associates L.P., 5.95%, 12/15/26	434,178
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35	227,350
180,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46(c)	232,469
252,000	Energy Transfer Partners L.P., 6.13%, 12/15/45	269,613
200,000	EnLink Midstream Partners L.P., 4.85%, 7/15/26	206,376
170,000	Express Scripts Holding Co., 4.80%, 7/15/46	162,876
180,000	Hewlett Packard Enterprise Co., 6.35%, 10/15/45	185,356
310,000	Jefferies Group LLC, 4.85%, 1/15/27	316,443
173,000	Marathon Oil Corp., 6.60%, 10/1/37	196,303
153,000	Motorola Solutions, Inc., 5.50%, 9/1/44	147,545
180,000(d)	Mylan NV, 2.25%, 11/22/24	197,020
210,000(d)	Mylan NV, 3.13%, 11/22/28	234,655
214,000	Mylan NV, 3.95%, 6/15/26	209,745
210,000	Mylan NV, 5.25%, 6/15/46	214,924
210,000	Perrigo Co. Plc, 5.30%, 11/15/43	217,921
160,000	Southern Power Co., 4.95%, 12/15/46	158,205
96,000	Tesoro Corp., 5.13%, 12/15/26(c)	100,704
210,000	Viacom, Inc., 5.85%, 9/1/43	221,177
220,000	Viacom, Inc., 5.88%, 2/28/57(a)	224,400

		4,613,238

Total Corporate Bonds		9,905,842

(Cost $9,717,741)

Foreign Government Bonds — 9.65%
Albania — 0.38%
120,000(d)	Albania Government International Bond, 5.75%, 11/12/20	140,818

Indonesia — 1.90%
213,000(d)	Indonesia Government International Bond, 2.63%, 6/14/23(c)	237,704
403,000(d)	Indonesia Government International Bond, 2.88%, 7/8/21	458,744

		696,448

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

Macedonia — 2.88%
502,000(d)	Macedonia Government International Bond, 3.98%, 7/24/21	$544,907
450,000	Macedonia Government International Bond, 5.63%, 7/26/23(c)	506,465

		1,051,372

Mexico — 4.49%
705,000(d)	Mexico Government International Bond, 4.00%, 3/15/99	653,137
$ 200,000	Mexico Government International Bond, 4.15%, 3/28/27	203,200
16,000,000(b)	Mexico Government International Bond, 5.75%, 3/5/26	784,146

		1,640,483

Total Foreign Government Bonds		3,529,121

(Cost $3,498,344)

Shares
Investment Company — 51.08%
18,669,924	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$18,669,924

Total Investment Company		18,669,924

(Cost $18,669,924)

Total Investments		$32,104,887
(Cost $31,886,009)(e) — 87.83%

Other assets in excess of liabilities — 12.17%		4,448,513

NET ASSETS — 100.00%		$36,553,400

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2017.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Principal amount denoted in Euros.
(e)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2017 (Unaudited)

Foreign currency exchange contracts as of March 31, 2017:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
EUR	2,270,000	SEK	21,434,800	Barclays Bank Plc	4/7/17	$29,522
EUR	1,430,000	SEK	13,512,242	Barclays Bank Plc	4/7/17	17,563
EUR	1,055,581	SEK	10,050,000	Barclays Bank Plc	4/7/17	4,515
EUR	176,142	SEK	1,670,000	Barclays Bank Plc	4/7/17	1,536
EUR	168,790	SEK	1,600,000	Barclays Bank Plc	4/7/17	1,507
EUR	971,645	SEK	9,300,000	Barclays Bank Plc	4/7/17	(1,330)
GBP	600,000	USD	746,435	Citibank N.A.	4/7/17	5,427
GBP	1,100,000	USD	1,377,046	Citibank N.A.	4/7/17	1,368
GBP	100,000	USD	125,013	Citibank N.A.	4/7/17	297
GBP	1,700,000	USD	2,133,852	Barclays Bank Plc	4/7/17	(3,575)
SEK	66,899,620	EUR	7,005,783	Barclays Bank Plc	4/7/17	(7,772)
TRY	5,500,600	USD	1,400,000	Barclays Bank Plc	4/7/17	110,426
USD	522,804	TRY	1,900,000	Barclays Bank Plc	4/7/17	1,077
USD	247,381	TRY	900,000	Barclays Bank Plc	4/7/17	247
USD	687,935	GBP	550,000	Barclays Bank Plc	4/7/17	(1,273)
USD	246,001	TRY	900,600	Barclays Bank Plc	4/7/17	(1,297)
USD	490,626	TRY	1,800,000	Barclays Bank Plc	4/7/17	(3,641)
USD	1,400,000	ZAR	19,018,636	Barclays Bank Plc	4/7/17	(15,866)
USD	1,398,423	GBP	1,150,000	Barclays Bank Plc	4/7/17	(42,646)
USD	2,768,093	GBP	2,273,989	Citibank N.A.	4/7/17	(81,452)
ZAR	6,150,000	USD	467,152	Barclays Bank Plc	4/7/17	(9,308)
ZAR	6,650,000	USD	510,431	Barclays Bank Plc	4/7/17	(15,364)
ZAR	6,218,636	USD	489,275	Barclays Bank Plc	4/7/17	(26,321)
MXN	3,936,282	USD	200,000	Barclays Bank Plc	5/19/17	8,620
NOK	6,271,733	EUR	700,000	Barclays Bank Plc	5/19/17	(17,653)
USD	350,000	RUB	20,992,860	Citibank N.A.	5/19/17	(18,608)
CNY	6,721,600	USD	938,312	Barclays Bank Plc	6/1/17	32,648
CNY	2,450,000	USD	353,001	Barclays Bank Plc	6/1/17	911
CNY	4,000,000	USD	579,039	Barclays Bank Plc	6/1/17	(1,224)
CNY	14,524,860	USD	2,100,000	Barclays Bank Plc	6/1/17	(1,830)
CNY	2,550,000	USD	370,188	Barclays Bank Plc	6/1/17	(1,831)
CNY	14,650,000	USD	2,119,870	Barclays Bank Plc	6/1/17	(3,624)
CNY	4,500,000	USD	666,272	Barclays Bank Plc	6/1/17	(16,230)
CNY	10,900,000	USD	1,623,401	Barclays Bank Plc	6/1/17	(48,856)
CNY	14,400,000	USD	2,138,148	Barclays Bank Plc	6/1/17	(58,015)
CNY	47,350,000	USD	7,000,089	Barclays Bank Plc	6/1/17	(160,207)
USD	16,294,346	CNY	109,137,899	Barclays Bank Plc	6/1/17	528,974
USD	3,700,000	CNY	25,611,770	Barclays Bank Plc	6/1/17	285
USD	24,613	JPY	2,797,000	Citibank N.A.	6/8/17	(578)
USD	200,871	CAD	269,000	Citibank N.A.	6/8/17	(1,602)
USD	633,092	GBP	518,000	Citibank N.A.	6/8/17	(16,993)
USD	746,950	MXN	14,810,000	Citibank N.A.	6/8/17	(35,531)
USD	7,968,076	EUR	7,506,000	Citibank N.A.	6/8/17	(65,879)
SAR	8,250,000	USD	2,195,492	Barclays Bank Plc	11/13/17	2,565
SAR	8,900,000	USD	2,369,668	Barclays Bank Plc	11/13/17	1,569
SAR	1,700,000	USD	452,080	Barclays Bank Plc	11/13/17	853

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2017 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
SAR	1,480,000	USD	393,837	Barclays Bank Plc	11/13/17	$481
SAR	1,500,000	USD	399,489	Barclays Bank Plc	11/13/17	158
USD	7,921,713	SAR	30,106,469	Barclays Bank Plc	11/13/17	(99,588)

Total						$(7,545)

Financial futures contracts as of March 31, 2017:

Short	Number of	Expiration	Unrealized		Notional
Position	Contracts	Date	Depreciation		Value	Clearinghouse
90-Day Euro Dollar	384	December 2018	$(15,870)	EUR	94,054,529	Credit Suisse Securities (USA) LLC
Twenty Year U.S. Treasury Bonds	1	June 2017	(714)	USD	150,130	Credit Suisse Securities (USA) LLC
Ten Year Euro-OAT	12	June 2017	(1,925)	EUR	1,762,860	Credit Suisse Securities (USA) LLC
Ten Year Euro-Bund	15	June 2017	(21,256)	EUR	2,401,427	Credit Suisse Securities (USA) LLC
Ten Year Canadian Bonds	2	June 2017	(1,335)	CAD	272,860	Credit Suisse Securities (USA) LLC

Total			$(41,100)

			Unrealized
Long	Number of	Expiration	Appreciation/		Notional
Position	Contracts	Date	(Depreciation)		Value	Clearinghouse
Five Year U.S. Treasury Bonds	2	June 2017	$344	USD	235,109	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Bonds	6	June 2017	2,547	USD	744,828	Credit Suisse Securities (USA) LLC
Thirty Year U.S. Treasury Bonds	2	June 2017	7,812	USD	313,438	Credit Suisse Securities (USA) LLC
Two Years Euro-Schatz	5	June 2017	562	EUR	560,700	Credit Suisse Securities (USA) LLC
Ten Year Euro-BTP	27	June 2017	52,538	EUR	3,479,509	Credit Suisse Securities (USA) LLC
Ten Year British Bonds	1	June 2017	(88)	GBP	127,650	Credit Suisse Securities (USA) LLC

Total			$63,715

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2017 (Unaudited)

Interest rate swaps as of March 31, 2017:

				Notional		Unrealized
Fixed			Expiration	Amount		Appreciation/
Rate	Floating Rate	Counterparty	Date	(000)		(Depreciation)
0.14%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	5/9/22	EUR	2,950(a)	$(10,139)
0.88%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	5/9/27	EUR	2,250(a)	23,961
1.46%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	7/4/42	EUR	1,150(a)	(24,546)
1.19%	GBP-BBA-LIBOR	Credit Suisse Securities (USA) LLC	5/24/27	GBP	1,700(b)	4,567
1.35%	GBP-BBA-LIBOR	Credit Suisse Securities (USA) LLC	3/15/67	GBP	450(b)	(21,378)
1.67%	HUF-BUBOR-Reuters	Credit Suisse Securities (USA) LLC	6/9/22	HUF	181,590(b)	(9,554)
1.55%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	12/30/18	USD	2,550(b)	11
2.01%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	5/24/22	USD	8,300(b)	(22,811)
2.03%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	5/24/22	USD	1,350(b)	(2,430)
2.21%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	2/15/24	USD	16,000(b)	6,855
2.60%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	5/24/47	USD	1,150(b)	3,657

Total						$(51,807)

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Credit default swaps buy protection as of March 31, 2017:

				Notional
Fixed			Expiration	Amount
Rate	Issuer	Counterparty	Date	(000)		Value
1.00%	Arrow Electronics, Inc.	Barclays Bank Plc	6/20/22	USD	540	$(8,797)
1.00%	CDX.NA.IG, Series 28	Credit Suisse Securities (USA) LLC	6/20/22	USD	3,039	(51,807)
1.00%	CDX.NA.IG, Series 28	Credit Suisse Securities (USA) LLC	6/20/22	USD	2,611	(44,511)
1.00%	Fortum OYJ	BNP Paribas SA	6/20/22	EUR	483	(7,669)
1.00%	iTraxx Main, Series 27	Credit Suisse Securities (USA) LLC	6/20/22	EUR	4,392	(65,791)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	USD	2,175	(53,406)
1.00%	Navient Corp.	Barclays Bank Plc	12/20/21	USD	200	(11,148)

Total (Premiums received $(208,516))						$(243,129)

Credit default swaps sell protection as of March 31, 2017:

				Implied	Notional
Fixed			Expiration	Credit	Amount
Rate	Issuer	Counterparty	Date	Spread*	(000)(a)	Value
1.00%	Macy’s, Inc.	Barclays Bank Plc	6/20/22	0.02%	USD 414	$(28,512)

Total (Premiums received $(25,759))						$(28,512)

*	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an in’dicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2017 (Unaudited)

selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

BBA LIBOR - British Bankers Association London Interbank Offered Rate

BTP - Italian Buoni del Tesoro Poliannuali

CAD - Canadian Dollar

CNY - Chinese Yuan

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

HUF - Hungarian Forint

HUF-BUBOR - Budapest Interbank Offered Rate for Hungarian Forint

JPY - Japanese Yen

OAT - Obligations Assimilables du Trésor

MXN - Mexican Peso

NOK - Norwegian Kroner

RUB - Russian Ruble

SAR - Saudi Arabian Riyal

Schatz - Short Term German Bond

SEK - Swedish Krona

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Foreign Government Bonds	9.65%
Financials	8.70%
Utilities	6.72%
Health Care	4.82%
Telecommunication Services	2.86%
Energy	1.22%
Information Technology	1.14%
Industrials	1.04%
Consumer Discretionary	0.60%
Other*	63.25%

100.00%

*	Includes cash, financial futures contracts, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

March 31, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 15.42%
Argentina — 2.46%
5,562,000(a)	Banco Supervielle SA, 24.44%, 8/9/20(b)(c)	$388,572

Brazil — 3.26%
$ 345,000	CSN Resources SA, 6.50%, 7/21/20	287,213
350,000	Samarco Mineracao SA, 4.13%, 11/1/22(d)	226,625

		513,838

Kazakhstan — 7.50%
515,000	Kazkommertsbank JSC, 5.50%, 12/21/22	481,783
650,000	KazMunayGas National Co., JSC, 9.13%, 7/2/18	700,402

		1,182,185

United Kingdom — 2.20%
7,326,608(e)	ICBC Standard Bank Plc, 17.28%, 2/8/18(b)(f)	347,188

Total Corporate Bonds		2,431,783

(Cost $2,438,896)

Foreign Government Bonds — 67.46%
Argentina — 13.37%
10,500,000(a)	Argentine Bonos del Tesoro, 18.20%, 10/3/21	734,232
660,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25(b)	660,000
700,000	Provincia de la Rioja, 9.75%, 2/24/25(b)	714,000

		2,108,232

Bahrain — 4.63%
700,000	Bahrain Government International Bond, 7.00%, 10/12/28	729,785

Bolivia — 4.28%
690,000	Bolivian Government International Bond, 4.50%, 3/20/28(b)	674,475

Croatia (Hrvatska) — 4.66%
675,000	Croatia Government International Bond, 6.75%, 11/5/19	734,411

El Salvador — 4.49%
233,000	El Salvador Government International Bond, 5.88%, 1/30/25	208,102
61,000	El Salvador Government International Bond, 7.65%, 6/15/35	57,106
430,000	El Salvador Government International Bond, 8.63%, 2/28/29(b)	443,545

		708,753

Ghana — 3.13%
315,000	Ghana Government International Bond, 7.88%, 8/7/23	303,246

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 200,000	Ghana Government International Bond, 8.13%, 1/18/26	$190,146

		493,392

Hungary — 3.47%
500,000	Hungary Government International Bond, 6.25%, 1/29/20	547,702

Indonesia — 1.75%
275,000	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 3/29/27(b)	276,378

Lebanon — 2.90%
440,000	Lebanon Government International Bond, 6.38%, 3/9/20	456,697

Mongolia — 2.62%
440,000	Mongolia Government International Bond, 5.13%, 12/5/22	413,989

Nigeria — 2.84%
430,000	Nigeria Government International Bond, 7.88%, 2/16/32	448,158

Oman — 2.84%
425,000	Oman Government International Bond, 6.50%, 3/8/47(b)	447,793

Paraguay — 1.28%
200,000	Paraguay Government International Bond, 4.70%, 3/27/27(b)	202,500

Peru — 5.23%
750,000	Peruvian Government International Bond, 7.13%, 3/30/19	824,617

Tunisia — 2.65%
435,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	418,350

Turkey — 5.53%
3,205,000(a)	Turkey Government Bond, 10.60%, 2/11/26	873,021

Ukraine — 1.79%
775,000	Ukraine Government International Bond, 4.72%, 5/31/40(c)	281,906

Total Foreign Government Bonds		10,640,159

(Cost $10,648,311)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

Investment Company — 15.31%
2,414,898	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares
		$2,414,898

Total Investment Company		2,414,898

(Cost $2,414,898)

Total Investments		$15,486,840
(Cost $15,502,105)(g) — 98.19%

Other assets in excess of liabilities — 1.81%		285,070

NET ASSETS — 100.00%		$15,771,910

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2017.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Principal amount denoted in Egyptian Pound.
(f)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(g)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2017:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
EUR	510,589	PLN	2,196,224	Citibank N.A.	5/24/17	$(7,417)
EUR	515,000	USD	552,517	Citibank N.A.	5/24/17	(1,720)
EUR	515,000	USD	558,288	Citibank N.A.	5/24/17	(7,491)
PLN	2,196,224	EUR	514,085	Citibank N.A.	5/24/17	3,678
TRY	1,638,333	USD	443,511	Citibank N.A.	5/24/17	76
USD	560,642	EUR	515,000	Citibank N.A.	5/24/17	9,845
USD	557,014	EUR	515,000	Citibank N.A.	5/24/17	6,217
USD	968,072	MXN	18,619,123	Citibank N.A.	5/24/17	(17,917)
USD	868,670	RUB	50,684,782	Citibank N.A.	5/24/17	(20,175)
USD	878,436	TRY	3,241,508	Citibank N.A.	5/24/17	781
USD	215,882	TRY	795,693	Citibank N.A.	5/24/17	444
USD	227,185	TRY	842,640	Citibank N.A.	5/24/17	(964)
USD	886,767	ZAR	11,381,335	Citibank N.A.	5/24/17	46,527
USD	6,826	MXN	135,000	Citibank N.A.	6/8/17	(306)

Total						$11,578

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2017 (Unaudited)

Financial futures contracts as of March 31, 2017:

			Unrealized
Short	Number of	Expiration	Appreciation/		Notional
Position	Contracts	Date	(Depreciation)		Value	Clearinghouse
Ten Year U.S. Treasury Bonds	3	June 2017	$(4,922)	USD	368,766	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Bonds	17	June 2017	(18,614)	USD	2,257,527	Credit Suisse Securities (USA) LLC
Thirty Year U.S. Treasury Bonds	2	June 2017	(4,562)	USD	316,688	Credit Suisse Securities (USA) LLC
Ten Year Euro-OAT	4	June 2017	299	EUR	588,440	Credit Suisse Securities (USA) LLC
Ten Year British Bonds	4	June 2017	(9,253)	GBP	502,920	Credit Suisse Securities (USA) LLC

Total			$(37,052)

Interest rate swaps as of March 31, 2017:

				Notional
Fixed			Expiration	Amount		Unrealized
Rate	Floating Rate	Counterparty	Date	(000)		Appreciation
1.67%	KRW-CD-KSDA	Merrill Lynch International	1/17/22	KRW	1,348,452(a)	$3,243
7.16%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	2/22/19	MXN	55,000(a)	2,411

Total						$5,654

(a)	The Counterparty pays the fixed rate on these swaps.

Credit default swaps buy protection as of March 31, 2017:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
5.00%	Argentine Republic Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	1,115	$(72,243)
1.00%	Korea Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	1,100	(27,598)
1.00%	Mexico Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	1,150	15,616

Total (Premiums received $(88,913)/(Premiums paid $22,153)						$(84,225)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2017 (Unaudited)

Abbreviations used are defined below:

CD - Certificate of Deposit

EUR - Euro

GBP - British Pound

KRW - South Korean Won

KSDA - Korean Security Dealers Association

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

OAT - Obligations Assimilables du Trésor

PLN - Polish Zloty

RUB - Russian Ruble

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Foreign Government Bonds	67.46%
Financials	7.72%
Materials	3.26%
Energy	4.44%
Other*	17.12%

100.00%

*	Includes cash, Investment Company, credit default swaps, interest rate swaps, interest and dividend receivable, pending trades and Fund share transactions, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund

March 31, 2017 (Unaudited)

Principal Amount		Value

Convertible Bonds — 16.48%
Belgium — 0.52%
300,000(a)	Ablynx NV, 3.25%, 5/27/20	$357,226

China — 3.20%
$ 520,000	Baosteel Hong Kong Investment Co. Ltd., 0.64%, 12/1/18(b)	533,390
3,000,000(c)	China Railway Construction Corp Ltd., 1.50%, 12/21/21	445,638
500,000	Ctrip.Com International Ltd., 1.99%, 7/1/25	579,064
4,000,000(c)	Kunlun Energy Co. Ltd., 1.63%, 7/25/19	632,727

		2,190,819

Germany — 0.91%
500,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	624,333

Hong Kong — 1.35%
500,000	Bagan Capital Ltd., 0.93%, 9/23/21(b)	516,884
400,000	China Overseas Finance Investment (Cayman) V Ltd., 2.88%, 1/5/23(b)	407,633

		924,517

Malaysia — 0.73%
670,000(d)	Indah Capital Ltd., 0.00%, 10/24/18(b)	497,525

Norway — 1.43%
400,000(a)	Marine Harvest ASA, 0.13%, 11/5/20	474,087
510,000	Ship Finance International Ltd., 5.75%, 10/15/21	506,568

		980,655

South Africa — 0.75%
500,000(a)	Steinhoff Finance Holding GmbH, 1.25%, 10/21/23	513,372

United Arab Emirates — 0.83%
600,000(a)	Aabar Investments PJSC, 0.50%, 3/27/20	563,372

United Kingdom — 3.63%
400,000(e)	BP Capital Markets Plc, 1.00%, 4/28/23	577,307
400,000(e)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	495,859
400,000(e)	J Sainsbury Plc, 2.88%, 7/30/21(f)	511,545
300,000(e)	PHP Finance Jersey Ltd., 4.25%, 5/20/19	430,727
500,000	Premier Oil Finance Jersey Ltd., 2.50%, 7/27/18	470,000

		2,485,438

United States — 3.13%
410,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	484,056
515,000	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22(g)	549,441
448,000	Dish Network Corp., 3.38%, 8/15/26(g)	541,240

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$440,000	Salesforce.com, Inc., 0.25%, 4/1/18	$567,050

		2,141,787

Total Convertible Bonds		11,279,044

(Cost $10,924,059)

Corporate Bonds — 50.15%
Argentina — 0.26%
160,000	YPF SA, 8.75%, 4/4/24	177,360

Australia — 0.28%
190,000	TFS Corp Ltd., 8.75%, 8/1/23(g)	188,100

Azerbaijan — 0.88%
280,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26(g)	307,311
270,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	296,336

		603,647

Brazil — 2.46%
200,000	JBS Investments GmbH, 7.25%, 4/3/24	207,834
90,000	JBS USA LUX SA/JBS USA Finance, Inc., 5.88%, 7/15/24	92,700
162,000	Petrobras Global Finance BV, 4.38%, 5/20/23	152,280
150,000	Petrobras Global Finance BV, 5.38%, 1/27/21	154,169
76,000	Petrobras Global Finance BV, 6.13%, 1/17/22	79,686
297,000	Petrobras Global Finance BV, 7.38%, 1/17/27	315,563
236,000	Petrobras Global Finance BV, 8.38%, 5/23/21	266,975
165,000	Petrobras Global Finance BV, 8.75%, 5/23/26	190,854
99,000	Vale Overseas Ltd., 6.25%, 8/10/26	107,406
120,000	Vale SA, 5.63%, 9/11/42	113,528

		1,680,995

Canada — 3.69%
543,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(g)	563,341
80,000	Bombardier, Inc., 6.00%, 10/15/22(g)	78,604
80,000	Bombardier, Inc., 7.50%, 3/15/25(g)	82,200
218,000	Cogeco Communications, Inc., 4.88%, 5/1/20(g)	222,360
80,000	Enbridge, Inc., 6.00%, 1/15/77(f)	80,114
200,000	First Quantum Minerals Ltd., 7.50%, 4/1/25(g)	202,000
787,000	Great Canadian Gaming Corp., 6.63%, 7/25/22(g)	611,769
70,000	Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25(g)	71,371
190,000	Seven Generations Energy Ltd., 6.75%, 5/1/23(g)	197,794
130,000	Teck Resources Ltd, 6.25%, 7/15/41	135,226
192,000	Telesat Canada /Telesat LLC, 8.88%, 11/15/24(g)	209,814
70,000	Tervita Escrow Corp., 7.63%, 12/1/21(g)	72,100

		2,526,693

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

France — 1.69%
$ 310,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(g)	$323,295
310,000(a)	SFR Group SA, 5.63%, 5/15/24	350,782
230,000	SFR Group SA, 7.38%, 5/1/26(g)	237,124
240,000	Societe Generale SA, 7.38%, 12/29/49(f)(g)	243,744

		1,154,945

Germany — 1.76%
416,000(a)	IHO Verwaltungs GmbH, 3.25% cash or 4.00% payment-in-kind interest, 9/15/23(h)	454,242
400,000	Unitymedia GmbH, 6.13%, 1/15/25(g)	418,875
300,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	332,119

		1,205,236

Hong Kong — 0.78%
550,000	PB Issuer No 4 Ltd, 3.25%, 7/3/21	530,819

India — 0.29%
200,000	Vedanta Resources Plc, 6.38%, 7/30/22(g)	201,000

Ireland — 0.29%
200,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(g)	201,583

Italy — 1.77%
309,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	334,748
400,000	Wind Acquisition Finance SA, 4.75%, 7/15/20(g)	406,000
450,000	Wind Acquisition Finance SA, 7.38%, 4/23/21(g)	468,000

		1,208,748

Luxembourg — 0.57%
230,000	Altice Financing SA, 6.63%, 2/15/23(g)	238,912
136,000(a)	DEA Finance SA, 7.50%, 10/15/22	153,201

		392,113

Mexico — 1.12%
180,000(a)	Petroleos Mexicanos, 2.75%, 4/21/27	169,911
165,000(a)	Petroleos Mexicanos, 5.50%, 2/24/25	198,082
395,000	Petroleos Mexicanos, 6.75%, 9/21/47	399,910

		767,903

Netherlands — 1.06%
250,000	Constellium NV, 6.63%, 3/1/25(g)	240,469
70,000(a)	Stichting AK Rabobank Certificaten, 6.50%, 12/29/49	84,246

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 400,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(g)	$404,000

		728,715

New Zealand — 0.50%
330,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	339,491

Switzerland — 0.95%
430,000	Sunrise Communications Holdings SA, 2.13%, 3/31/22	437,321
210,000	UBS AG, 5.13%, 5/15/24	215,124

		652,445

Taiwan — 0.41%
250,000	Siliconware Precision Industries Co. Ltd., 1.00%, 10/31/19	279,000

Ukraine — 0.40%
270,000	Oschadbank Via SSB #1 Plc, 9.38%, 3/10/23(i)	271,148

United Kingdom — 1.41%
260,000(e)	AA Bond Co. Ltd., 5.50%, 7/31/22	334,262
200,000	Aston Martin Capital Holdings Ltd., 6.50%, 4/15/22(g)	200,000
200,000	Royal Bank of Scotland Group Plc, 8.63%, 8/15/50(f)	208,500
100,000(a)	Synlab Bondco Plc, 3.50%, 7/1/22(f)	107,850
100,000(a)	Synlab Bondco Plc, 6.25%, 7/1/22	114,841

		965,453

United States — 29.52%
336,000	Acadia Healthcare Co., Inc, 5.63%, 2/15/23	347,968
80,000	Acadia Healthcare Co., Inc, 6.50%, 3/1/24	84,200
260,000	ADT Corp. (The), 3.50%, 7/15/22	248,950
77,000	ADT Corp. (The), 4.13%, 6/15/23	73,535
180,000	AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(g)	182,025
20,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc/Albertson’s LLC, 5.75%, 3/15/25(g)	19,400
97,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc/Albertson’s LLC, 6.63%, 6/15/24(g)	99,182
40,000	Alliance Data Systems Corp., 5.38%, 8/1/22(g)	40,300
65,000	Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp., 7.88%, 12/15/24(g)	67,762
310,000	Altice US Finance I Corp., 5.38%, 7/15/23(g)	321,237
185,000	AMC Entertainment Holdings, Inc., 5.88%, 2/15/22	193,094
130,000	AMC Entertainment Holdings, Inc., 5.88%, 11/15/26(g)	131,462
140,000(e)	AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	185,835
197,000	Amsurg Corp., 5.63%, 7/15/22	201,925
70,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24(g)	71,050

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 30,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/1/22(g)	$31,050
480,000	Berry Plastics Corp., 5.50%, 5/15/22	498,600
162,000	Blackboard, Inc., 9.75%, 10/15/21(g)	162,000
258,000	Blueline Rental Finance Corp./Blueline Rental LLC, 9.25%, 3/15/24(g)	264,127
360,000	BMC East LLC, 5.50%, 10/1/24(g)	366,300
180,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/27(g)	180,900
119,000	CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	121,380
205,000	CenturyLink, Inc., 6.45%, 6/15/21	217,790
80,000	CenturyLink, Inc., 7.50%, 4/1/24	84,575
310,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(g)	314,650
380,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(g)	391,400
261,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(g)	287,426
92,000	Chesapeake Energy Corp., 8.00%, 1/15/25(g)	92,000
230,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	234,025
260,000	Cinemark USA, Inc., 4.88%, 6/1/23	262,730
76,000	Cliffs Natural Resources, Inc., 5.75%, 3/1/25(g)	73,720
130,000	Cliffs Natural Resources, Inc., 6.25%, 10/1/40	105,300
80,000	Continental Resources, Inc., 4.50%, 4/15/23	77,850
70,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 4/1/25(g)	71,487
200,000	CSC Holdings LLC, 10.13%, 1/15/23(g)	232,000
111,000	Davita Healthcare Partners, Inc., 5.00%, 5/1/25	111,276
90,000	DCP Midstream Operating L.P., 5.85%, 5/21/43(f)(g)	82,125
76,000	Denbury Resources, Inc., 4.63%, 7/15/23	55,480
72,000	Diamondback Energy, Inc., 5.38%, 5/31/25(g)	73,800
380,000	Dish DBS Corp, 5.13%, 5/1/20	396,150
70,000	Energy Transfer Equity L.P., 5.88%, 1/15/24	74,375
98,000	Envision Healthcare Corp., 5.13%, 7/1/22(g)	99,745
100,000	EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23	76,750
331,000	ESH Hospitality, Inc., 5.25%, 5/1/25(g)	333,688
70,000	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21(g)	73,850
250,000	First Data Corp, 5.00%, 1/15/24(g)	254,375
110,000	Frontier Communications Corp., 8.50%, 4/15/20	116,050
120,000	FTS International, Inc., 8.63%, 6/15/20(f)(g)	121,650
56,000	Gulfport Energy Corp., 6.38%, 5/15/25(g)	55,020
325,000	HCA, Inc., 5.88%, 5/1/23	351,000
160,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(g)	158,000
283,000	Howard Hughes Corp.(The), 5.38%, 3/15/25(g)	280,170
238,000	Landry’s, Inc., 6.75%, 10/15/24(g)	246,925
134,000	Level 3 Communications, Inc., 5.75%, 12/1/22	138,690
179,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24(g)	179,000
456,293	Live Nation Entertainment, Inc., 5.38%, 6/15/22(g)	474,545
354,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(g)	375,240

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 77,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 5/1/24	$81,235
160,000	MGM Resorts International, 5.25%, 3/31/20	168,400
200,000	MGM Resorts International, 6.00%, 3/15/23	216,000
158,000	Micron Technology, Inc., 5.25%, 8/1/23(g)	161,950
540,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	531,225
533,000	Momentive Performance Materials, Inc., Escrow Bond, 8.88%, 10/15/20(j)(k)	1
148,000	NCL Corp. Ltd., 4.75%, 12/15/21(g)	149,966
245,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(g)	250,513
102,000	Northern Oil and Gas, Inc., 8.00%, 6/1/20	88,740
70,000	Novelis Corp., 5.88%, 9/30/26(g)	71,487
130,000	Novelis Corp., 6.25%, 8/15/24(g)	135,525
40,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25(g)	40,400
80,000	PDC Energy Inc., 6.13%, 9/15/24(g)	82,000
23,000	Peabody Energy Corp., 6.00%, 3/31/22(g)	22,871
30,000	Peabody Energy Corp., 6.38%, 3/31/25(g)	29,850
128,000	Post Holdings, Inc., 5.50%, 3/1/25(g)	128,640
128,000	Post Holdings, Inc., 5.75%, 3/1/27(g)	127,680
210,000(a)	Quintiles IMS, Inc., 3.25%, 3/15/25(g)	222,431
150,000	Rackspace Hosting, Inc., 8.63%, 11/15/24(g)	158,055
120,000	Range Resources Corp., 5.00%, 3/15/23(g)	118,200
250,000	Realogy Group LLC Realogy Co-Issuer Corp., 4.88%, 6/1/23(g)	244,375
195,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(g)	208,065
130,000	Rite Aid Corp., 6.13%, 4/1/23(g)	128,863
245,000	Sabre GLBL, Inc., 5.25%, 11/15/23(g)	250,513
154,000	Sanchez Energy Corp., 6.13%, 1/15/23	142,963
20,000	Sanchez Energy Corp., 6.13%, 1/15/23	18,550
125,000	Scientific Games International, Inc, 7.00%, 1/1/22(g)	133,438
150,000	Scientific Games International, Inc, 10.00%, 12/1/22	159,938
200,000(a)	Sealed Air Corp., 4.50%, 9/15/23	236,269
69,000	SESI LLC, 7.13%, 12/15/21	69,863
83,000	Silgan Holdings, Inc., 4.75%, 3/15/25(g)	83,311
130,000	Sirius XM Radio, Inc., 4.25%, 5/15/20(g)	131,137
138,000	Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24(g)	157,665
120,000	Sprint Capital Corp., 8.75%, 3/15/32	144,300
340,000	Sprint Communications, Inc., 9.00%, 11/15/18(g)	370,175
109,000	Sprint Corp, 7.25%, 9/15/21	117,665
70,000	Sprint Corp., 7.13%, 6/15/24	74,725
70,000	Sprint Corp., 7.63%, 2/15/25	76,475
200,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(g)	199,500
85,000	Sunoco L.P./Sunoco Finance Corp., 5.50%, 8/1/20	85,850
60,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23	60,900
47,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.13%, 11/15/19	47,764
90,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, 2/1/25(g)	92,700

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 280,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(g)	$288,400
257,000	Team Health Holdings, Inc., 6.38%, 2/1/25(g)	251,860
130,000	Tenet Healthcare Corp., 7.50%, 1/1/22(g)	140,400
200,000	T-Mobile USA, Inc, 6.25%, 4/1/21	206,250
210,000	T-Mobile USA, Inc, 6.50%, 1/15/26	229,950
223,000	T-Mobile USA, Inc, 6.63%, 4/28/21	230,471
84,000	United Rentals North America, Inc., 5.50%, 5/15/27	84,840
84,000	United Rentals North America, Inc., 5.88%, 9/15/26	87,570
232,000	Univision Communications, Inc., 5.13%, 5/15/23(g)	229,100
147,000	Univision Communications, Inc., 6.75%, 9/15/22(g)	154,202
273,890	Valeant Pharmaceuticals International Inc., 5.88%, 5/15/23(g)	211,736
179,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(g)	183,114
77,000	Viacom, Inc., 5.88%, 2/28/57(f)	78,540
313,000(a)	VWR Funding, Inc., 4.63%, 4/15/22	346,615
40,000	WESCO Distribution, Inc., 5.38%, 6/15/24	41,000
125,000	Whiting Petroleum Corp., 5.00%, 3/15/19	124,687
70,000	WMG Acquisition Corp., 5.00%, 8/1/23(g)	70,700
310,000	WMG Acquisition Corp., 6.75%, 4/15/22(g)	325,888
27,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27(g)	28,480
385,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	406,656

		20,205,771

Venezuela — 0.06%
125,000	Petroleos de Venezuela SA, 6.00%, 11/15/26	44,050

Total Corporate Bonds		34,325,215

(Cost $33,756,325)

Foreign Government Bonds — 25.61%
Argentina — 2.33%
210,000(a)	Argentine Republic Government International Bond, 5.00%, 1/15/27	208,995
96,327(a)	Argentine Republic Government International Bond, 7.82%, 12/31/33	108,414
540,000(a)	Argentine Republic Government International Bond, 12.55%, 12/15/35(b)	57,031
1,715,745	Argentine Republic Government International Bond, 12.61%, 12/15/35(b)	170,717
150,000	Provincia de Buenos Aires Argentina, 7.88%, 6/15/27(g)	151,526
130,000	Provincia de Buenos Aires/ Argentina, 6.50%, 2/15/23	129,838
400,000	Provincia de Cordoba, 7.13%, 6/10/21	413,025
360,000	Provincia del Chubut Argentina, 7.75%, 7/26/26	354,585

		1,594,131

Armenia — 1.16%
740,000	Armenia International Bond, 7.15%, 3/26/25	793,353

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

Bahrain — 0.62%
$200,000	Bahrain Government International Bond, 7.00%, 1/26/26	$213,641
200,000	Bahrain Government International Bond, 7.00%, 10/12/28	208,510

		422,151

Bolivia — 0.59%
410,000	Bolivian Government International Bond, 4.50%, 3/20/28(g)	400,775

Brazil — 1.56%
490,000	Brazilian Government International Bond, 6.00%, 4/7/26	530,932
160,000	Brazilian Government International Bond, 8.25%, 1/20/34	198,648
235,000	Brazilian Government International Bond, 10.13%, 5/15/27	335,565

		1,065,145

Croatia (Hrvatska) — 0.89%
200,000	Croatia Government International Bond, 5.50%, 4/4/23	215,362
365,000	Croatia Government International Bond, 6.75%, 11/5/19	397,126

		612,488

Dominican Republic — 1.16%
465,000	Dominican Republic International Bond, 5.95%, 1/25/27	476,031
200,000	Dominican Republic International Bond, 6.85%, 1/27/45	207,951
100,000	Dominican Republic International Bond, 6.88%, 1/29/26	109,561

		793,543

Ecuador — 1.08%
285,000	Ecuador Government International Bond, 7.95%, 6/20/24	268,511
255,000	Ecuador Government International Bond, 9.65%, 12/13/26	260,248
200,000	Ecuador Government International Bond, 10.75%, 3/28/22	212,450

		741,209

Egypt — 0.80%
200,000	Egypt Government International Bond, 6.13%, 1/31/22	207,808
131,000	Egypt Government International Bond, 6.88%, 4/30/40	122,943
200,000	Egypt Government International Bond, 8.50%, 1/31/47	215,138

		545,889

El Salvador — 0.72%
157,000	El Salvador Government International Bond, 5.88%, 1/30/25	140,223
41,000	El Salvador Government International Bond, 7.65%, 6/15/35	38,383
305,000	El Salvador Government International Bond, 8.63%, 2/28/29(g)	314,607

		493,213

Ghana — 0.58%
410,000	Ghana Government International Bond, 7.88%, 8/7/23	394,701

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

Honduras — 0.78%
$ 530,000	Honduras Government International Bond, 6.25%, 1/19/27	$536,254

Hungary — 0.91%
560,000	Hungary Government International Bond, 5.38%, 3/25/24	623,473

Indonesia — 1.38%
235,000(a)	Indonesia Government International Bond, 3.75%, 6/14/28	268,145
200,000	Indonesia Government International Bond, 4.35%, 1/8/27	206,942
250,000	Indonesia Government International Bond, 4.75%, 1/8/26	266,415
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 3/29/27(g)	201,002

		942,504

Kazakhstan — 0.61%
350,000	Kazakhstan Government International Bond, 6.50%, 7/21/45	414,706

Kenya — 0.30%
200,000	Kenya Government International Bond, 5.88%, 6/24/19	206,728

Kuwait — 0.61%
415,000	Kuwait International Government Bond, 3.50%, 3/20/27(g)	419,787

Lebanon — 1.32%
290,000	Lebanon Government International Bond, 6.38%, 3/9/20	301,005
605,000	Lebanon Government International Bond, 6.65%, 11/3/28	599,404

		900,409

Mongolia — 0.30%
220,000	Mongolia Government International Bond, 5.13%, 12/5/22	206,995

Nigeria — 0.31%
205,000	Nigeria Government International Bond, 7.88%, 2/16/32	213,657

Oman — 0.93%
305,000	Oman Government International Bond, 5.38%, 3/8/27(g)	318,785
305,000	Oman Government International Bond, 6.50%, 3/8/47(g)	321,358

		640,143

Paraguay — 0.31%
200,000	Paraguay Government International Bond, 6.10%, 8/11/44	214,500

Peru — 0.59%
340,000	Peruvian Government International Bond, 5.63%, 11/18/50	404,843

Romania — 0.60%
390,000	Romanian Government International Bond, 4.38%, 8/22/23	411,146

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

Serbia — 1.29%
$410,000	Serbia International Bond, 4.88%, 2/25/20	$424,425
400,000	Serbia International Bond, 7.25%, 9/28/21	455,462

		879,887

Tunisia — 1.16%
825,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	793,423

Turkey — 1.26%
200,000	Turkey Government International Bond, 4.25%, 4/14/26	185,158
215,000	Turkey Government International Bond, 5.13%, 3/25/22	218,826
440,000	Turkey Government International Bond, 6.00%, 3/25/27	456,621

		860,605

Ukraine — 0.35%
663,000	Ukraine Government International Bond, 4.72%, 5/31/40(b)	241,166

Venezuela — 0.21%
360,000	Venezuela Government International Bond, 7.00%, 3/31/38	143,792
Zambia — 0.90%
600,000	Zambia Government International Bond, 8.50%, 4/14/24	616,267

Total Foreign Government Bonds		17,526,883

(Cost $17,494,820)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Contracts		Value

Put Options Purchased — 0.08%
15	S & P 500 Index, Strike Price USD 2,300.00, Expires 04/21/17	$ 7,500
23	S & P 500 Index, Strike Price USD 2,300.00, Expires 5/31/17	48,415

Total Put Options Purchased		55,915
(Cost $94,407)
Shares
Investment Company — 3.67%
2,510,742	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$2,510,742

Total Investment Company		2,510,742
(Cost $2,510,742)

Total Investments		$65,697,799
(Cost $64,780,353)(l) — 95.99%

Other assets in excess of liabilities — 4.01%		2,744,082

NET ASSETS — 100.00%		$68,441,881

(a)	Principal amount denoted in Euros.
(b)	Zero coupon bond. The rate represents the yield at time of purchase.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Principal amount denoted in Singapore Dollars.
(e)	Principal amount denoted in British Pounds.
(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2017.
(g)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(k)	Issuer filed for bankruptcy and/or is in default of interest payments.
(l)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2017:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	358,854	CNY	2,494,584	Citibank N.A.	5/24/17	$(1,749)
USD	692,025	CNY	4,810,416	Citibank N.A.	5/24/17	(3,344)
CAD	29,000	USD	21,817	Citibank N.A.	6/8/17	11
EUR	50,000	USD	53,951	Citibank N.A.	6/8/17	(434)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	636,253	CAD	852,000	Citibank N.A.	6/8/17	$ (5,037)
USD	430,281	CHF	434,000	Citibank N.A.	6/8/17	(4,830)
USD	387,381	EUR	360,000	Citibank N.A.	6/8/17	2,060
USD	934,407	EUR	880,000	Citibank N.A.	6/8/17	(7,490)
USD	2,549,881	EUR	2,401,000	Citibank N.A.	6/8/17	(20,000)
USD	3,211,824	EUR	3,025,000	Citibank N.A.	6/8/17	(25,948)
USD	109,628	GBP	90,000	Citibank N.A.	6/8/17	(3,321)
USD	1,313,970	GBP	1,075,000	Citibank N.A.	6/8/17	(35,145)
USD	1,876,637	GBP	1,535,000	Citibank N.A.	6/8/17	(49,773)
USD	43,548	JPY	4,946,000	Citibank N.A.	6/8/17	(998)
USD	491,298	SGD	693,000	Citibank N.A.	6/8/17	(4,381)
USD	3,240,094	CNY	21,980,800	Citibank N.A.	6/19/17	69,561

Total						$(90,818)

Options written as of March 31, 2017:

Contracts	Put Options	Value
(15)	S & P 500 Index, Strike Price USD 2,200.00, Expires 04/21/17	$(2,145)
(23)	S & P 500 Index, Strike Price USD 2,200.00, Expires 5/31/17	(20,470)

Total (Premiums received $(42,343))		$(22,615)

Financial futures contracts as of March 31, 2017:

			Unrealized
Short	Number of	Expiration	Appreciation		Notional
Position	Contracts	Date	(Depreciation)		Value	Clearinghouse
90-Day Euro Dollar	35	December, 2017	$875	USD	8,615,250	Credit Suisse Securities (USA) LLC
90-Day Euro Dollar	429	December, 2018	51,434	USD	105,145,709	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Bonds	130	June, 2017	(56,883)	USD	16,136,243	Credit Suisse Securities (USA) LLC
Ten Year Euro-Bund	5	June, 2017	(3,230)	EUR	804,080	Credit Suisse Securities (USA) LLC

Total			$(7,804)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Credit default swaps buy protection as of March 31, 2017:

				Notional
Fixed			Expiration	Amount
Rate	Issuer	Counterparty	Date	(000)		Value
1.00%	Argentina Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	331	$(21,446)
1.00%	Argentina Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	125	(8,099)
1.00%	Argentina Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	44	(2,851)
1.00%	Freeport-McMoRan, Inc.	Citigroup Global Markets, Inc.	12/20/21	USD	117	10,011
1.00%	Freeport-McMoRan, Inc.	Citigroup Global Markets, Inc.	12/20/21	USD	59	5,048
1.00%	Freeport-McMoRan, Inc.	Citigroup Global Markets, Inc.	12/20/21	USD	44	3,765

Total (Premiums paid $539)						$(13,572)

Credit default swaps sell protection as of March 31, 2017:

				Implied	Notional
Fixed			Expiration	Credit	Amount
Rate	Issuer	Counterparty	Date	Spread*	(000)(a)		Value
5.00%	CDX.NA.HY, Series 27	Citigroup Global Markets, Inc.	12/20/21	0.03%	USD	1,695	$138,123
5.00%	CDX.NA.HY, Series 27	Citigroup Global Markets, Inc.	12/20/21	0.03%	USD	1,695	138,123

Total (Premiums paid $227,764)							$276,246

*	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	25.61%
Consumer Discretionary	14.38%
Telecom Services	13.87%
Energy	9.85%
Financials	8.70%
Industrials	6.52%
Health Care	3.50%
Information Technology	3.46%
Consumer Staples	2.85%
Materials	2.77%
Real Estate	0.73%
Other*	7.76%

100.00%

*	Includes cash, Investment Company, credit default swaps, financial futures contracts, interest and dividend receivable, pending trades and Fund share transactions, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund
Assets:
Investments, at value (cost $17,175,950, $22,389,385, $36,103,860 and $15,139,230, respectively)	$17,348,446	$22,694,352	$36,466,949	$16,021,362
Cash	67,817	186,299	—	38,432
Cash due to broker for options contracts	—	136,937	—	—
Cash at broker for financial futures contracts	118,949	—	22,105	—
Segregated cash and foreign currency for options contracts and swap contracts	—	—	—	7,412
Foreign currency, at value (cost $112,749, $2,684, $488,756 and $652,352, respectively)	119,474	2,571	497,362	656,761
Credit default swaps at value (premiums paid $0, $26,142, $241,010 and $0, respectively)	—	16,306	313,037	—
Interest and dividends receivable	270,100	335,048	553,917	38,781
Receivable from advisor	11,150	13,014	8,077	6,374
Receivable for capital shares issued	33,000	124,000	—	—
Receivable for investments sold	365,830	942,699	691,516	90,683
Unrealized appreciation on futures contracts	—	—	2,375	—
Unrealized appreciation on interest rate swaps contracts	21,392	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	64,562	2,735	2,384	507
Prepaid expenses and other assets	39,814	28,807	24,838	21,675

Total Assets	18,460,534	24,482,768	38,582,560	16,881,987

Liabilities:
Cash overdraft	—	—	52,378	—
Payable for investments purchased	349,441	1,476,941	2,085,486	372,956
Written options, at value (premiums received $0, $0, $18,588 and $8,954, respectively)	—	—	10,680	2,860
Credit default swaps at value (premiums received $19,855, $0, $0 and $0, respectively)	27,537	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	90,409	5,580	55,338	74,212
Unrealized depreciation on interest rate swaps contracts	1,117	242	—	—
Unrealized depreciation on total return swaps contracts	—	1,388	—	—
Unrealized depreciation on futures contracts	16,446	—	—	—
Foreign witholding tax payable	5,849	—	51	—
Accrued expenses and other payables:
Accounting fees	3,966	3,989	4,050	3,962
Audit fees	21,829	23,579	25,183	28,814
Trustee fees	45	—	—	37
Distribution fees	—	503	—	—
Shareholder reports	—	968	1,584	2,081
Transfer agent fees	3,629	2,967	4,897	2,284

Total Liabilities	520,268	1,516,157	2,239,647	487,206

Net Assets	$17,940,266	$22,966,611	$36,342,913	$16,394,781

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2017 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund
Net Assets Consist Of:
Capital	$23,993,698	$23,006,655	$36,355,370	$16,996,793
Undistributed net investment income and distributions in excess of net investment income	(124,233)	373,149	355,633	(531,792)
Accumulated net realized losses from investment transactions, futures contracts, swap contracts, written options and foreign currency	(6,062,531)	(703,950)	(769,260)	(888,504)
Net unrealized appreciation on investments, futures contracts, swap contracts, written options and foreign currency	133,332	290,757	401,170	818,284

Net Assets	$17,940,266	$22,966,611	$36,342,913	$16,394,781

Net Assets:
Class A	$50,250	$1,548,102	$42,775	N/A
Class I	17,879,506	21,418,509	36,300,138	$16,394,781
Class R6	10,510	N/A	N/A	N/A

Total	$17,940,266	$22,966,611	$36,342,913	$16,394,781

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	5,194	154,928	4,235	N/A
Class I	1,840,317	2,142,651	3,577,778	1,637,182
Class R6	1,081	N/A	N/A	N/A

Total	1,846,592	2,297,579	3,582,013	1,637,182

Net Asset Values and Redemption Prices Per Share:
Class A	$9.68 (a)	$9.99	$10.10	N/A

Class I	$9.72	$10.00	$10.15	$10.01

Class R6	$9.72	N/A	N/A	N/A

Maximum Offering Prices Per Share:
Class A	$10.11	$10.43	$10.55	N/A

Maximum Sales Charge - Class A	4.25%	4.25%	4.25%	N/A

(a) Net asset value is calculated using unrounded net assets of $ 50,249.61 divided by the unrounded shares outstanding of 5,193.665.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2017 (Unaudited)

	RBC BlueBay Absolute Return Fund	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	RBC BlueBay Diversified Credit Fund
Assets:
Investments, at value (cost $31,886,009, $15,502,105 and $64,780,353, respectively)	$32,104,887	$15,486,840	$65,697,799
Cash	19,954	—	—
Cash at broker for financial futures contracts	371,733	210,395	842,888
Segregated cash and foreign currency for options contracts and swap contracts	1,575,145	459,440	289,058
Foreign currency, at value (cost $1,856,832, $1,630 and $1,760,746, respectively)	1,878,291	1,699	1,750,405
Credit default swaps at value (premiums paid $0, $22,153 and $227,819, respectively)	—	15,616	295,070
Interest and dividends receivable	211,349	199,463	835,181
Receivable from advisor	16,584	—	—
Receivable for capital shares issued	3,483	—	—
Receivable for investments sold	2,064,856	1,261,152	973,450
Unrealized appreciation on futures contracts	63,803	299	52,309
Unrealized appreciation on interest rate swaps contracts	39,051	5,654	—
Unrealized appreciation on forward foreign currency exchange contracts	750,549	67,568	71,632
Other receivable	349,410	—	—
Prepaid expenses and other assets	26,401	19,121	36,817

Total Assets	39,475,496	17,727,247	70,844,609

Liabilities:
Cash overdraft	—	555,201	36,970
Payable for capital shares redeemed	22,320	—	—
Payable for investments purchased	1,348,459	1,170,108	2,025,130
Payable to broker	270,000	—	—
Written options, at value (premiums received $0, $0 and $42,343, respectively)	—	—	22,615
Credit default swaps at value (premiums received $234,275, $88,913 and $484, respectively)	271,641	99,841	32,396
Unrealized depreciation on forward foreign currency exchange contracts	758,094	55,990	162,450
Unrealized depreciation on interest rate swaps contracts	90,858	—	—
Unrealized depreciation on futures contracts	41,188	37,351	60,113
Foreign witholding tax payable	418	3,571	—
Accrued expenses and other payables:
Investment advisory fees	—	824	31,817
Accounting fees	4,063	3,959	4,197
Audit fees	26,781	26,120	24,370
Trustee fees	1,896	5	38
Shareholder reports	22,137	782	1,815
Transfer agent fees	59,959	594	817
Other	4,282	991	—

Total Liabilities	$2,922,096	$1,955,337	$2,402,728

Net Assets	$36,553,400	$15,771,910	$68,441,881

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	RBC BlueBay Absolute Return Fund	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	RBC BlueBay Diversified Credit Fund
Net Assets Consist Of:
Capital	$64,140,256	$16,108,802	$69,037,405
Undistributed net investment income and distributions in excess of net investment income	(4,253,432)	62,358	678,781
Accumulated net realized losses from investment transactions, futures contracts, swap contracts, written options and foreign currency	(23,498,773)	(346,885)	(2,135,016)
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap contracts, written options and foreign currency	165,349	(52,365)	860,711

Net Assets	$36,553,400	$15,771,910	$68,441,881

Net Assets:
Class A	$1,610,031	N/A	N/A
Class C	161,375	N/A	N/A
Class I	34,781,994	$15,771,910	$68,431,642
Class R6	N/A	N/A	10,239

Total	$36,553,400	$15,771,910	$68,441,881

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	166,330	N/A	N/A
Class C	16,974	N/A	N/A
Class I	3,575,878	1,620,450	6,967,966
Class R6	N/A	N/A	1,043

Total	3,759,182	1,620,450	6,969,009

Net Asset Values and Redemption Prices Per Share:
Class A	$9.68	N/A	N/A

Class C	$9.51	N/A	N/A

Class I	$9.73	$9.73	$9.82

Class R6	N/A	N/A	$9.82

Maximum Offering Prices Per Share:
Class A	$10.11	N/A	N/A

Maximum Sales Charge - Class A	4.25%	N/A	N/A

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Period Ended March 31, 2017 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund
Investment Income:
Interest income (loss)	$516,578	$637,196	$888,741	$(234,231)
Dividend income	500	2,280	2,577	3,618
Foreign tax withholding	(8,142)	—	(56)	(477)

Total Investment Income/(loss)	508,936	639,476	891,262	(231,090)

Expenses:
Investment advisory fees	64,788	89,150	117,093	61,000
Distribution fees - Class A	99	606	293	—
Accounting fees	22,109	22,201	22,513	22,084
Audit fees	22,288	22,288	23,958	27,652
Custodian fees	37,369	44,653	27,120	24,834
Insurance fees	1,734	1,734	1,734	1,734
Legal fees	4,247	1,897	4,297	3,140
Registration and filing fees	22,843	18,902	19,111	10,784
Shareholder reports	2,002	1,655	2,770	2,066
Transfer agent fees - Class A	1,866	1,881	1,999	—
Transfer agent fees - Class I	2,850	1,899	4,109	3,171
Transfer agent fees - Class R6	1,722	—	—	—
Trustees’ fees	512	539	875	464
Other fees	5,646	5,801	11,021	6,756

Total expenses before fee waiver/reimbursement	190,075	213,206	236,893	163,685
Expenses waived/reimbursed by:
Advisor	(112,233)	(152,292)	(161,325)	(94,552)

Net Expenses	77,842	60,914	75,568	69,133

Net Investment Income/(Loss)	431,094	578,562	815,694	(300,223)

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(66,701)	10,678	197,806	366,645
Foreign currency transactions	(308,257)	(16,134)	162,799	330,967
Written options	—	—	(1,811)	11,438
Futures contracts	(13,927)	(11,656)	9,760	15,044
Swap agreements	(8,622)	(79,370)	(30,965)	—

Net realized gains/(losses)	(397,507)	(96,482)	337,589	724,094

Net change in unrealized appreciation/(depreciation) on:
Investments	(194,176)	50,956	102,931	119,969
Foreign currency	(38,783)	2,175	(51,048)	(30,889)
Written options	—	—	7,908	(13,125)
Futures contracts	(17,480)	2,336	2,375	(2,588)
Swap contracts	(53,703)	(265)	73,802	—

Net unrealized gains (losses)	(304,142)	55,202	135,968	73,367

Change in net assets resulting from operations	$(270,555)	$537,282	$1,289,251	$497,238

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Period Ended March 31, 2017 (Unaudited)

	RBC BlueBay Absolute Return Fund	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	RBC BlueBay Diversified Credit Fund
Investment Income:
Interest income	$1,802,193	$386,223	$1,728,154
Dividend income	15,884	3,492	6,937
Foreign tax withholding	(418)	676	4,156

Total Investment Income	1,817,659	390,391	1,739,247

Expenses:
Investment advisory fees	457,431	89,369	286,005
Distribution fees - Class A	2,372	—	—
Distribution fees - Class C	995	—	—
Accounting fees	24,726	22,065	23,359
Audit fees	25,623	24,935	24,935
Custodian fees	45,374	29,791	48,859
Insurance fees	1,734	1,734	1,734
Legal fees	15,618	768	6,426
Registration and filing fees	29,171	10,450	15,669
Shareholder reports	28,935	1,259	6,369
Transfer agent fees - Class A	2,234	—	—
Transfer agent fees - Class C	1,869	—	—
Transfer agent fees - Class I	132,770	1,777	2,156
Transfer agent fees - Class R6	—	—	1,722
Trustees’ fees	5,425	415	1,821
Other fees	8,106	2,709	10,821

Total expenses before fee waiver/reimbursement	782,383	185,272	429,876
Expenses waived/reimbursed by:
Advisor	(199,602)	(88,132)	(93,401)

Net Expenses	582,781	97,140	336,475

Net Investment Income	1,234,878	293,251	1,402,772

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	1,579,695	(201,629)	(1,318,285)
Foreign currency transactions	(3,121,193)	(133,490)	24,362
Foreign tax	—	—	(8,461)
Written options	—	—	(538)
Futures contracts	1,247,358	61,616	470,299
Swap agreements	1,955,378	(23,041)	21,719

Net realized gains/(losses)	1,661,238	(296,544)	(810,904)

Net change in unrealized appreciation/ (depreciation) on:
Investments	(2,391,260)	110,465	(242,925)
Foreign currency	1,873,615	(4,717)	(60,401)
Written options	—	—	19,728
Futures contracts	(11,716)	(14,196)	6,940
Swap contracts	1,180,964	(39,461)	18,426

Net unrealized gains/(losses)	651,603	52,091	(258,232)

Change in net assets resulting from operations	$3,547,719	$48,798	$333,636

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Select Bond Fund
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$431,094	$1,141,148
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(397,507)	(683,471)
Net change in unrealized appreciation/ (depreciation) on investments, foreign currency, futures contracts and swap contracts	(304,142)	1,840,135

Change in net assets resulting from operations	(270,555)	2,297,812

Capital Transactions:
Proceeds from shares issued	1,922,287	2,440,526
Cost of shares redeemed	(2,890,569)	(12,389,011)

Change in net assets resulting from capital transactions	(968,282)	(9,948,485)

Net decrease in net assets	(1,238,837)	(7,650,673)
Net Assets:
Beginning of period	19,179,103	26,829,776

End of period	$17,940,266	$19,179,103

Distributions in excess of net investment income	$(124,233)	$(555,327)

Share Transactions:
Issued	201,374	271,372
Redeemed	(310,272)	(1,419,503)

Change in shares resulting from capital transactions	(108,898)	(1,148,131)

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Emerging Market Corporate Bond Fund
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$578,562	$926,255
Net realized gains/(losses) from investments, foreign currency, futures contracts and swap contracts transactions	(96,482)	101,998
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	55,202	986,148

Change in net assets resulting from operations	537,282	2,014,401

Distributions to Class A Shareholders:
From net investment income	(5,859)	(367)
Distributions to Class I Shareholders:
From net investment income	(450,376)	(692,504)

Change in net assets resulting from shareholder distributions	(456,235)	(692,871)

Capital Transactions:
Proceeds from shares issued	2,288,381	710,075
Distributions reinvested	456,235	684,630
Cost of shares redeemed	(61,849)	(1,847,677)

Change in net assets resulting from capital transactions	2,682,767	(452,972)

Net increase in net assets	2,763,814	868,558
Net Assets:
Beginning of period	20,202,797	19,334,239

End of period	$22,966,611	$20,202,797

Undistributed net investment income	$373,149	$250,822

Share Transactions:
Issued	232,035	73,772
Reinvested	47,318	73,165
Redeemed	(6,325)	(198,149)

Change in shares resulting from capital transactions	273,028	(51,212)

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global High Yield Bond Fund
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$815,694	$1,614,029
Net realized gains / (losses) from investments, foreign currency, futures contracts, written options and swap contracts transactions	337,589	(1,128,520)
Net change in unrealized appreciation on investments, foreign currency, futures contracts, written options and swap contracts	135,968	1,827,147

Change in net assets resulting from operations	1,289,251	2,312,656

Distributions to Class A Shareholders:
From net investment income	(4,425)	(31,641)
From net realized gains	—	(3,856)
Distributions to Class I Shareholders:
From net investment income	(730,512)	(1,356,237)
From net realized gains	—	(223,989)

Change in net assets resulting from shareholder distributions	(734,937)	(1,615,723)

Capital Transactions:
Proceeds from shares issued	3,962,042	8,368,097
Distributions reinvested	734,877	1,615,285
Cost of shares redeemed	(1,562,613)	(8,192,664)

Change in net assets resulting from capital transactions	3,134,306	1,790,718

Net increase in net assets	3,688,620	2,487,651
Net Assets:
Beginning of period	32,654,293	30,166,642

End of period	$36,342,913	$32,654,293

Undistributed net investment income	$355,633	$274,876

Share Transactions:
Issued	393,642	877,267
Reinvested	73,591	166,841
Redeemed	(156,631)	(843,695)

Change in shares resulting from capital transactions	310,602	200,413

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global Convertible Bond Fund
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(300,223)	$(244,356)
Net realized gains/(losses) from investments, futures contracts, written options and foreign currency transactions	724,094	(641,835)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency and written options	73,367	1,509,798

Change in net assets resulting from operations	497,238	623,607

Distributions to Class I Shareholders:
From net investment income	(104,931)	(515,662)
From net realized gains	—	(1,087,713)

Change in net assets resulting from shareholder distributions	(104,931)	(1,603,375)

Capital Transactions:
Proceeds from shares issued	2,500	877,197
Distributions reinvested	94,103	1,593,473
Cost of shares redeemed	(710,324)	(5,853,844)

Change in net assets resulting from capital transactions	(613,721)	(3,383,174)

Net decrease in net assets	(221,414)	(4,362,942)
Net Assets
Beginning of period	16,616,195	20,979,137

End of period	$16,394,781	$16,616,195

Distributions in excess of net investment income	$(531,792)	$(126,638)

Share Transactions:
Issued	250	89,356
Reinvested	11,882	164,373
Redeemed	(81,592)	(606,661)

Change in shares resulting from capital transactions	(69,460)	(352,932)

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Absolute Return Fund
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,234,878	$5,392,824
Net realized gains/(losses) from investments, foreign currency, futures contracts and swap contracts transactions	1,661,238	(27,788,393)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	651,603	17,009,054

Change in net assets resulting from operations	3,547,719	(5,386,515)

Distributions to Class A Shareholders:
From net realized gains	—	(116,486)
Distributions to Class C Shareholders:
From net realized gains	—	(17,172)
Distributions to Class I Shareholders:
From net realized gains	—	(13,342,422)

Change in net assets resulting from shareholder distributions	—	(13,476,080)

Capital Transactions:
Proceeds from shares issued	4,786,265	18,111,424
Capital contributions	349,410
Distributions reinvested	396,694	4,279,247
Cost of shares redeemed	(124,355,719)	(377,112,209)

Change in net assets resulting from capital transactions	(118,823,350)	(354,721,538)

Net decrease in net assets	(115,275,631)	(373,584,133)

Net Assets:
Beginning of period	151,829,031	525,413,164

End of period	$36,553,400	$151,829,031

Distributions in excess of net investment income	$(4,253,432)	$(5,488,310)

Share Transactions:
Issued	499,867	1,893,775
Reinvested	41,934	446,263
Redeemed	(12,830,424)	(39,891,594)

Change in shares resulting from capital transactions	(12,288,623)	(37,551,556)

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$293,251	$1,007,029
Net realized gains/(losses) from investments, foreign currency, futures contracts and swap contracts transactions	(296,544)	201,700
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	52,091	399,389

Change in net assets resulting from operations	48,798	1,608,118

Distributions to Class I Shareholders:
From net investment income	(694,480)	(351,225)

Change in net assets resulting from shareholder distributions	(694,480)	(351,225)

Capital Transactions:
Proceeds from shares issued	84,770	—
Distributions reinvested	694,480	351,225
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	779,250	351,225

Net increase in net assets	133,568	1,608,118
Net Assets:
Beginning of period	15,638,342	14,030,224

End of period	$15,771,910	$15,638,342

Undistributed net investment income	$62,358	$463,587

Share Transactions:
Issued	8,971	—
Reinvested	72,192	36,543
Redeemed	—	—

Change in shares resulting from capital transactions	81,163	36,543

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Diversified Credit Fund
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,402,772	$2,728,718
Net realized losses from investments, foreign currency, futures contracts, written options and swap contracts transactions	(810,904)	(1,856,889)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts, written options and swap contracts	(258,232)	4,001,849

Change in net assets resulting from operations	333,636	4,873,678

Distributions to Class I Shareholders:
From net investment income	(1,593,358)	(937,553)
From net realized gains	—	(725,331)
Distributions to Class R6 Shareholders:
From net investment income	—	—
From net realized gains	—	—

Change in net assets resulting from shareholder distributions	(1,593,358)	(1,662,884)

Capital Transactions:
Proceeds from shares issued	10,350	1,792,700
Distributions reinvested	1,586,698	1,655,799
Cost of shares redeemed	(365,030)	(1,529,600)

Change in net assets resulting from capital transactions	1,232,018	1,918,899

Net increase (decrease) in net assets	(27,704)	5,129,693
Net Assets:
Beginning of period	68,469,585	63,339,892

End of period	$68,441,881	$68,469,585

Undistributed net investment income	$678,781	$869,367

Share Transactions:
Issued	1,079	191,552
Reinvested	165,626	173,465
Redeemed	(25,129)	(153,451)

Change in shares resulting from capital transactions	141,576	211,566

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period Ended September 30,
	2017	2016	2015	2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.78	$8.64	$ 9.75	$ 9.83
Net investment income(b)	0.22	0.45	0.40	0.33
Realized and unrealized gains/(losses)	(0.32)	0.69	(1.44)	(0.08)
Total from investment activities	(0.10)	1.14	(1.04)	0.25
Distributions:
Net investment income	—	—	(0.07)	(0.18)
Return of capital	—	—	—	(0.15)
Total distributions	—	—	(0.07)	(0.33)
Net asset value, end of period	$ 9.68	$9.78	$ 8.64	$ 9.75

Total Return:*(c)	(1.02)%(d)	13.08%	(10.72)%	2.51%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.15%(e)	1.15%	1.15%	1.25%(e)
Ratio of Net Investment Income to Average Net Assets	4.72%(e)	4.96%	4.32%	3.91%(e)
Ratio of Expenses to Average Net Assets**	7.07%(e)	4.54%	3.84%	53.32%(e)
Net assets, end of period (in thousands)	$ 50	$ 112	$ 241	$ 10
Portfolio turnover***	110%	279%	282%	233%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.81	$ 8.64	$ 9.75	$ 9.92	$ 10.88	$ 10.00
Net investment income(b)	0.24	0.50	0.36	0.40	0.30	0.24
Realized and unrealized gains/(losses)	(0.33)	0.67	(1.39)	(0.17)	(0.78)	0.91
Total from investment activities	(0.09)	1.17	(1.03)	0.23	(0.48)	1.15
Distributions:
Net investment income	—	—	(0.08)	(0.24)	(0.11)	(0.27)
Realized gains	—	—	—	—	(0.18)	—
Return of capital	—	—	—	(0.16)	(0.19)	—
Total distributions	—	—	(0.08)	(0.40)	(0.48)	(0.27)
Net asset value, end of period	$ 9.72	$ 9.81	$ 8.64	$ 9.75	$ 9.92	$ 10.88

Total Return:(c)	(0.82)%(d)	13.43%	(10.67)%	2.32%	(4.70)%	11.60%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.90%(e)	0.90%	0.90%	1.00%	1.00%	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	4.99%(e)	5.44%	3.81%	4.04%	2.79%	2.76%(e)
Ratio of Expenses to Average Net Assets*	2.16%(e)	1.79%	1.14%	1.05%	1.10%	1.59%(e)

Net assets, end of period (in thousands)	$17,880	$19,067	$26,588	$216,014	$185,882	$122,097
Portfolio turnover**	110%	279%	282%	233%	203%	110%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the periods indicated)
	For the Period Ended March 31, 2017(a)
Class R6	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.25

Net investment income(b)	0.14
Realized and unrealized gains/(losses)	0.33

Total from investment activities	0.47

Distributions:
Net investment income	—

Total distributions	—

Net asset value, end of period	$9.72

Total Return:(c)	5.08%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.85%	(e)
Ratio of Net Investment Income to Average Net Assets	5.57%	(e)
Ratio of Expenses to Average Net Assets*	65.98%	(e)
Net assets, end of period (in thousands)	$11
Portfolio turnover**		110%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 28, 2016 (commencement of operations) to March 31, 2017.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund

(Selected data for a share outstanding throughout the periods indicated)
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.97	$ 9.31	$10.03	$ 9.75
Net investment income(b)	0.28	0.44	0.40	0.32
Realized and unrealized gains/(losses)	(0.06)	0.55	(0.78)	0.29
Total from investment activities	0.22	0.99	(0.38)	0.61
Distributions:
Net investment income	(0.20)	(0.33)	(0.26)	(0.33)
Realized gains	—	—	(0.08)	—
Total distributions	(0.20)	(0.33)	(0.34)	(0.33)
Net asset value, end of period	$ 9.99	$ 9.97	$ 9.31	$10.03

Total Return:*(c)	2.30%(d)	10.92%	(3.99)%	6.27%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.83%(e)	0.83%	1.19%(f)	1.40%(e)
Ratio of Net Investment Income to Average Net Assets	5.93%(e)	4.75%	4.10%	3.86%(e)
Ratio of Expenses to Average Net Assets**	3.10%(e)	35.56%	35.45%	53.53%(e)

Net assets, end of period (in thousands)	$1,548	$52	$10	$11
Portfolio turnover***	109%	220%	172%	180%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.825% of average daily net assets of Class A. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund

(Selected data for a share outstanding throughout the periods indicated)
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.98	$ 9.31	$ 10.04	$ 9.68	$ 10.91	$ 10.00
Net investment income(b)	0.27	0.47	0.43	0.41	0.43	0.37
Realized and unrealized gains/(losses)	(0.03)	0.55	(0.80)	0.37	(0.60)	0.91
Total from investment activities	0.24	1.02	(0.37)	0.78	(0.17)	1.28
Distributions:
Net investment income	(0.22)	(0.35)	(0.28)	(0.41)	(0.44)	(0.37)
Realized gains	—	—	(0.08)	(0.01)	(0.62)	—
Total distributions	(0.22)	(0.35)	(0.36)	(0.42)	(1.06)	(0.37)
Net asset value, end of period	$ 10.00	$ 9.98	$ 9.31	$ 10.04	$ 9.68	$ 10.91

Total Return:(c)	2.48%(d)	11.27%	(3.77)%	8.02%	(1.98)%	13.06%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.58%(e)	0.58%	0.94%(f)	1.15%	1.15%	1.15%(e)
Ratio of Net Investment Income to Average Net Assets	5.51%(e)	4.90%	4.35%	4.12%	4.18%	4.24%(e)
Ratio of Expenses to Average Net Assets*	2.01%(e)	2.04%	1.74%	1.78%	1.96%	3.10%(e)

Net assets, end of period (in thousands)	$21,419	$20,151	$19,324	$22,639	$18,927	$17,623
Portfolio turnover**	109%	220%	172%	180%	182%	151%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.575% of average daily net assets of Class I. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.98	$ 9.82	$10.41	$10.41
Net investment income(b)	0.24	0.48	0.46	0.41
Realized and unrealized gains/(losses)	0.11	0.16	(0.44)	0.04
Total from investment activities	0.35	0.64	0.02	0.45
Distributions:
Net investment income	(0.23)	(0.41)	(0.26)	(0.45)
Realized gains	—	(0.07)	(0.35)	—
Total distributions	(0.23)	(0.48)	(0.61)	(0.45)
Net asset value, end of period	$10.10	$ 9.98	$ 9.82	$10.41

Total Return:*(c)	3.60%(d)	6.86%	0.15%	4.38%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.70%(e)	0.70%	0.98%(f)	1.20%(e)
Ratio of Net Investment Income to Average Net Assets	4.60%(e)	4.86%	4.53%	4.62%(e)
Ratio of Expenses to Average Net Assets**	3.31%(e)	2.25%	2.38%	25.84%(e)

Net assets, end of period (in thousands)	$ 43	$ 831	$ 505	$ 29
Portfolio turnover***	49%	84%	128%	116%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.70% of average daily net assets of Class A. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.98	$ 9.82	$ 10.42	$ 10.35	$ 10.76	$ 10.00
Net investment income(b)	0.24	0.50	0.48	0.53	0.60	0.53
Realized and unrealized gains/(losses)	0.16	0.17	(0.45)	0.21	(0.02)	0.76
Total from investment activities	0.40	0.67	0.03	0.74	0.58	1.29
Distributions:
Net investment income	(0.23)	(0.44)	(0.28)	(0.56)	(0.60)	(0.53)
Realized gains	—	(0.07)	(0.35)	(0.11)	(0.39)	—
Total distributions	(0.23)	(0.51)	(0.63)	(0.67)	(0.99)	(0.53)
Net asset value, end of period	$ 10.15	$ 9.98	$ 9.82	$ 10.42	$ 10.35	$ 10.76

Total Return:(c)	4.03%(d)	7.14%	0.28%	7.36%	5.54%	13.16%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.45%(e)	0.45%	0.75%(f)	0.95%	0.95%	0.95%(e)
Ratio of Net Investment Income to Average Net Assets	4.88%(e)	5.13%	4.76%	5.05%	5.64%	6.15%(e)
Ratio of Expenses to Average Net Assets*	1.40%(e)	1.50%	1.33%	1.30%	1.52%	2.40%(e)
Net assets, end of period (in thousands)	$36,300	$31,824	$29,662	$34,631	$29,519	$22,624
Portfolio turnover**	49%	84%	128%	116%	117%	87%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.45% of average daily net assets of Class I. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Convertible Bond Fund

(Selected data for a share outstanding throughout the periods indicated)
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.74	$ 10.19	$ 11.13	$ 11.64	$ 10.63	$ 10.00
Net investment income/(loss)(b)	(0.18)	(0.12)	(0.09)	0.05	0.24	0.22
Realized and unrealized gains/(losses)	0.51	0.45	0.31	0.59	1.23	0.64
Total from investment activities	0.33	0.33	0.22	0.64	1.47	0.86
Distributions:
Net investment income	(0.06)	(0.25)	(0.13)	(0.45)	(0.24)	(0.23)
Realized gains	—	(0.53)	(1.03)	(0.70)	(0.22)	—
Total distributions	(0.06)	(0.78)	(1.16)	(1.15)	(0.46)	(0.23)
Net asset value, end of period	$ 10.01	$ 9.74	$ 10.19	$ 11.13	$ 11.64	$ 10.63

Total Return:(c)	3.44%(d)	3.34%	2.37%	5.75%	14.20%	8.65%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.85%(e)	0.85%	0.85%	1.00%	1.00%	1.00%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	(3.69)%(e)	(1.25)%	(0.80)%	0.41%	2.18%	2.56%(e)
Ratio of Expenses to Average Net Assets*	2.01%(e)	1.96%	1.56%	1.60%	1.77%	2.89%(e)

Net assets, end of period (in thousands)	$16,395	$16,616	$20,979	$21,193	$18,663	$16,778
Portfolio turnover**	26%	54%	82%	139%	91%	25%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the periods indicated)
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.43	$ 9.79	$ 10.41	$ 10.26
Net investment income(b)	0.08	0.13	0.11	0.10
Realized and unrealized gains/(losses)	0.17	(0.21)	(0.42)	0.18
Total from investment activities	0.25	(0.08)	(0.31)	0.28
Distributions:
Net investment income	—	—	(0.02)	(0.13)
Realized gains	—	(0.28)	(0.29)	—
Total distributions	—	(0.28)	(0.31)	(0.13)
Net asset value, end of period	$ 9.68	$ 9.43	$ 9.79	$ 10.41

Total Return:*(c)	2.65%(d)	(0.87)%	(2.90)%	2.61%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.20%(e)	1.20%	1.20%	1.20%(e)
Ratio of Net Investment Income to Average Net Assets	1.66%(e)	1.32%	1.05%	1.16%(e)
Ratio of Expenses to Average Net Assets**	1.60%(e)	1.25%	1.17%	1.35%(e)

Net assets, end of period (in thousands)	$1,610	$3,036	$4,299	$6,365
Portfolio turnover***	81%	136%	210%	218%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the periods indicated)
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Class C	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.29	$ 9.73	$ 10.40	$ 10.52
Net investment income(b)	0.04	0.06	0.03	0.02
Realized and unrealized losses	0.18	(0.22)	(0.41)	(0.13)
Total from investment activities	0.22	(0.16)	(0.38)	(0.11)
Distributions:
Net investment income	—	—	— (c)	(0.01)
Realized gains	—	(0.28)	(0.29)	—
Total distributions	—	(0.28)	(0.29)	(0.01)
Net asset value, end of period	$ 9.51	$ 9.29	$ 9.73	$ 10.40

Total Return:*(d)	2.26%(e)	(1.61)%	(3.58)%	(1.16)%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.95%(f)	1.95%	1.92%	1.95%(f)
Ratio of Net Investment Income to Average Net Assets	0.93%(f)	0.64%	0.33%	0.37%(f)
Ratio of Expenses to Average Net Assets**	3.99%(f)	2.46%	1.90%	1.96%(f)

Net assets, end of period (in thousands)	$161	$237	$4,657	$6,952
Portfolio turnover***	81%	136%	210%	218%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from June 24, 2014 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.46	$ 9.80	$ 10.40	$ 10.15	$ 10.00
Net investment income(b)	0.10	0.15	0.13	0.19	0.11
Realized and unrealized gains/(losses)	0.17	(0.21)	(0.41)	0.24	0.12
Total from investment activities	0.27	(0.06)	(0.28)	0.43	0.23
Distributions:
Net investment income	—	—	(0.03)	(0.18)	(0.02)
Realized gains	—	(0.28)	(0.29)	—	—(	c)
Return of capital	—	—	—	—	(0.06)
Total distributions	—	(0.28)	(0.32)	(0.18)	(0.08)
Net asset value, end of period	$ 9.73	$ 9.46	$ 9.80	$ 10.40	$ 10.15

Total Return:(d)	2.85%(e)	(0.76)%	(2.54)%	4.12%	2.31%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95%(f)	0.95%	0.95%	0.95%	0.95%(f)
Ratio of Net Investment Income to Average Net Assets	2.03%(f)	1.52%	1.31%	1.83%	1.27%(f)
Ratio of Expenses to Average Net Assets*	1.27%(f)	1.01%	0.96%	0.98%	0.97%(f)

Net assets, end of period (in thousands)	$34,782	$148,555	$516,457	$549,816	$508,871
Portfolio turnover**	81%	136%	210%	218%	338%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2012 (commencement of operations) to September 30, 2013.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.16	$9.34	$10.00

Net investment income(b)	0.19	0.66	0.29
Realized and unrealized gains/(losses)	(0.17)	0.39	(0.93)

Total from investment activities	0.02	1.05	(0.64)

Distributions:
Net investment income	(0.45)	(0.23)	(0.02)

Total distributions	(0.45)	(0.23)	(0.02)

Net asset value, end of period	$9.73	10.16	$9.34

Total Return:(c)	0.26%(d)	11.54%	(6.53)%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.25%(e)	1.25%	1.25%(e)
Ratio of Net Investment Income to Average Net Assets	3.77%(e)	6.83%	3.64%(e)
Ratio of Expenses to Average Net Assets*	2.38%(e)	2.59%	2.49%(e)

Net assets, end of period (in thousands)	$15,772	$15,638	$14,030
Portfolio turnover**	526%	1,227%	693%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 9, 2014 (commencement of operations) to September 30, 2015.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Diversified Credit Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2017		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.03		$9.57	$10.00

Net investment income(b)	0.20		0.40	0.24
Realized and unrealized losses		(0.18)	0.31		(0.54)

Total from investment activities	0.02		0.71		(0.30)

Distributions:
Net investment income		(0.23)	(0.14)		(0.13)
Realized gains	—		(0.11)	—

Total distributions		(0.23)	(0.25)		(0.13)

Net asset value, end of period	$9.82		$10.03	$9.57

Total Return:(c)	0.30%(	d)	7.56%	(3.08)%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%(	e)	1.00%	1.00%(	e)
Ratio of Net Investment Income to Average Net Assets	4.17%(	e)	4.11%	2.99%(	e)
Ratio of Expenses to Average Net Assets*	1.27%(	e)	1.29%	1.34%(	e)

Net assets, end of period (in thousands)	$68,432		$68,470	$63,340
Portfolio turnover**		134%	246%	193%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 9, 2014 (commencement of operations) to September 30, 2015.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Diversified Credit Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2017(a)
Class R6	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.59

Net investment income(b)	0.10
Realized and unrealized gains	0.13

Total from investment activities	0.23

Distributions:
Net investment income	—

Total distributions	—

Net asset value, end of period	$9.82

Total Return:(c)	2.40%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95%	(e)
Ratio of Net Investment Income to Average Net Assets	3.96%	(e)
Ratio of Expenses to Average Net Assets*	65.78%	(e)

Net assets, end of period (in thousands)	$10
Portfolio turnover**		134%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 27, 2016 (commencement of operations) to March 31, 2017.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. This report includes the following seven investment portfolios (each a “Fund” and collectively, the ”Funds“):

-	RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)
-	RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)
-	RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)
-	RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)
-	RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)
-	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (“Emerging Market Unconstrained Fixed Income Fund”)
-	RBC BlueBay Diversified Credit Fund (“Diversified Credit Fund”)

Class I shares are offered by each Fund; Class A shares are offered by each Fund except Global Convertible Bond Fund, Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund; Class C shares are only offered by Absolute Return Fund and Class R6 shares (effective December 27, 2016) are only offered by Emerging Market Select Bond Fund and Diversified Credit Fund. Class A shares are offered with a 4.25% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered with a 1.00% CDSC for redemption within 12 months of purchase. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM (US)“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (”BlueBay“or ”Sub-Advisor“) acts as a sub-advisor for each of the Funds. BlueBay Asset Management USA LLC (”BlueBay US“) also acts as a sub-advisor for the Global High Yield Bond Fund, the Absolute Return Fund, and the Diversified Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies:

Each Fund is an investment company that follows accounting and reporting guidelines under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (”US GAAP“). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (”NYSE“).

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms and amended certain existing rules and forms to modernize the reporting and disclosure of information by registered investment companies. In part, the rules amend Regulation S-X and will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that adoption of these amendments will have on the Funds’ financial statements and related disclosures.

NOTES TO FINANCIAL STATEMENTS

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy (see ”Fair Value Measurements“ below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Option contracts traded in the over-the-counter market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States

NOTES TO FINANCIAL STATEMENTS

may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance, and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

NOTES TO FINANCIAL STATEMENTS

●     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

●     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 2 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 2 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Select Bond Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$1,295,304	$—	$1,295,304
Foreign Government Bonds	—	15,376,184	—	15,376,184
Investment Company	676,958	—	—	676,958
Other Financial Instruments*
Interest rate contracts:
Interest rate swaps	—	21,392	—	21,392
Foreign currency exchange contracts - forward contracts	—	64,562	—	64,562

Total Assets	$676,958	$16,757,442	$—	$17,434,400

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(16,446)	$—	$—	$(16,446)
Interest rate swaps	—	(1,117)	—	(1,117)
Foreign currency exchange contracts - forward contracts	—	(90,409)	—	(90,409)
Credit contracts:
Credit default swaps	—	(27,537)	—	(27,537)

Total Liabilities	$(16,446)	$(119,063)	$—	$(135,509)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Corporate Bond Fund
Assets:
Investments in Securities(a)
Common Stock	$34,385	$—	$—	$34,385
Warrants/Rights	—	—	—	—
Corporate Bonds	—	20,431,447	—	20,431,447
Foreign Government Bonds	—	1,184,438	—	1,184,438
Investment Company	1,044,082	—	—	1,044,082
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	2,735	—	2,735
Credit contracts:
Credit default swaps	—	16,306	—	16,306

Total Assets	$1,078,467	$21,634,926	$—	$22,713,393

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(5,580)	$—	$(5,580)
Interest rate contracts:
Interest rate swaps	—	(242)	—	(242)
Total return swaps	—	(1,388)	—	(1,388)

Total Liabilities	$—	$(7,210)	$—	$(7,210)

Global High Yield Bond Fund
Assets:
Investments in Securities(a)
Bank Loans	$—	$1,298,854	$—	$1,298,854
Corporate Bonds	—	31,957,892	1(b)	31,957,893
Common Stocks	64,425	20,833	—	85,258
Investment Company	3,099,684	—	—	3,099,684
Warrants/Rights	—	—	—	—
Other Financial Instruments*
Equity contracts:
Purchased options	25,260	—	—	25,260
Foreign currency exchange contracts - forward contracts	—	2,384	—	2,384
Credit contracts:
Credit default swaps	—	313,037	—	313,037
Interest rate contracts:
Financial futures contracts	2,375	—	—	2,375

Total Assets	$3,191,744	$33,593,000	$1	$36,784,745

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(55,338)	$—	$(55,338)
Equity contracts:
Written options	(10,680)	—	—	(10,680)

Total Liabilities	$(10,680)	$(55,338)	$—	$(66,018)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Convertible Bond Fund
Assets:
Investments in Securities(a)
Convertible Bonds	$—	$15,088,214	$—	$15,088,214
Convertible Preferred Stocks	51,930	96,887	—	148,817
Investment Company	593,049	—	—	593,049
Common Stock	137,306	—	—	137,306
Other Financial Instruments*
Equity contracts:
Purchased options	53,976	—	—	53,976
Foreign currency exchange contracts - forward contracts		507	—	507

Total Assets	$836,261	$15,185,608	$—	$16,021,869

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(74,212)	$—	$(74,212)
Equity contracts:
Written options	(2,860)	—	—	(2,860)

Total Liabilities	$(2,860)	$(74,212)	$—	$(77,072)

Absolute Return Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$9,905,842	$—	$9,905,842
Foreign Government Bonds	—	3,529,121	—	3,529,121
Investment Company	18,669,924	—	—	18,669,924
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	63,803	—	—	63,803
Interest rate swaps	—	39,051	—	39,051
Credit contracts:
Foreign currency exchange contracts - forward contracts	—	750,549	—	750,549

Total Assets	$18,733,727	$14,224,563	$—	$32,958,290

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(41,188)	$—	$—	$(41,188)
Interest rate swaps	—	(90,858)	—	(90,858)
Credit contracts:
Credit default swaps	—	(271,641)	—	(271,641)
Foreign currency exchange contracts - forward contracts	—	(758,094)	—	(758,094)

Total Liabilities	$(41,188)	$(1,120,593)	$—	$(1,161,781)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Unconstrained Fixed Income Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$2,431,783	$—	$2,431,783
Foreign Government Bonds	—	10,640,159	—	10,640,159
Investment Company	2,414,898	—	—	2,414,898
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	299	—	—	299
Interest rate swaps	—	5,654	—	5,654
Credit contracts:
Credit default swaps	—	15,616	—	15,616
Foreign currency exchange contracts - forward contracts	—	67,568	—	67,568

Total Assets	$2,415,197	$13,160,780	$—	$15,575,977

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(37,351)	$—	$—	$(37,351)
Credit contracts:
Credit default swaps	—	(99,841)	—	(99,841)
Foreign currency exchange contracts - forward contracts	—	(55,990)	—	(55,990)

Total Liabilities	$(37,351)	$(155,831)	$—	$(193,182)

Diversified Credit Fund
Assets:
Investments in Securities(a)
Convertible Bonds	$—	$11,279,044	$—	$11,279,044
Corporate Bonds	—	34,325,214	1(b)	34,325,215
Foreign Government Bonds	—	17,526,883	—	17,526,883
Investment Company	2,510,742	—	—	2,510,742
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	52,309	—	—	52,309
Credit contracts:
Credit default swaps	—	295,070	—	295,070
Foreign currency exchange contracts - forward contracts	—	71,632	—	71,632
Equity contracts: Purchased options	55,915	—	—	55,915

Total Assets	$2,618,966	$63,497,843	$1	$66,116,810

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Diversified Credit Fund
Liabilities:
Other Financial Instruments*
Interest rate contracts: Financial futures contracts	$(60,113)	$—	$—	$(60,113)
Credit contracts:
Credit default swaps	—	(32,396)	—	(32,396)
Equity contracts:
Written options	(22,615)	—	—	(22,615)
Foreign currency exchange contracts - forward contracts	—	(162,450)	—	(162,450)

Total Liabilities	$(82,728)	$(194,846)	$—	$(277,574)

(a) The breakdown of the Fund’s investments by country is disclosed in the Schedules of Portfolio Investments.

(b) A Corporate Bond (Momentive Performance Materials, Inc.) in the United States section of the Schedule of Portfolio Investments had no value at 3/31/16 and is considered Level 3. This security includes $1 in appreciation/depreciation during the year ended 3/31/17.

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value.

During the period ended March 31, 2017, the Funds recognized no transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Financial Instruments:

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower (“borrower”) by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

NOTES TO FINANCIAL STATEMENTS

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When the Funds purchase a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of March 31, 2017, the Funds did not have any unfunded floating rate loan interests.

Payment-In-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended March 31, 2017, the total in-kind payments received by the Emerging Market Corporate Bond Fund, Global High Yield Bond Fund and Diversified Credit Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of

NOTES TO FINANCIAL STATEMENTS

derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Collateral pledged for open futures contracts is included in the cash at broker for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2017.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover

NOTES TO FINANCIAL STATEMENTS

the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and over-the-counter (”OTC“) options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain on the contract (as writer).

A summary of the Emerging Market Select Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2016	—	$—
Options written	801,498	2,036
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(801,498)	(2,036)

Contracts outstanding at March 31, 2017	—	$—

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2016	—	$—
Options written	46	35,512
Options terminated in closing purchase transactions	(34)	(16,924)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at March 31, 2017	12	$18,588

NOTES TO FINANCIAL STATEMENTS

A summary of the Global Convertible Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2016	18	$34,879
Options written	38	21,513
Options terminated in closing purchase transactions	(18)	(34,879)
Options exercised	—	—
Options expired	(18)	(12,559)

Contracts outstanding at March 31, 2017	20	$8,954

A summary of the Absolute Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2016	—	$—
Options written	55,000,000	23,946
Options terminated in closing purchase transactions	(55,000,000)	(23,946)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at March 31, 2017	—	$—

A summary of the Diversified Credit Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2016	—	$—
Options written	66	55,014
Options terminated in closing purchase transactions	(28)	(12,671)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at March 31, 2017	38	$42,343

Forward Foreign Currency Exchange Contracts:

The Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

NOTES TO FINANCIAL STATEMENTS

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption ”Foreign currency exchange contracts.“

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate, credit default and other swap agreements for the period ended March 31, 2017.

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are

NOTES TO FINANCIAL STATEMENTS

recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the captions “Interest rate swaps,” “Credit default swaps” and “Total return swaps”.

NOTES TO FINANCIAL STATEMENTS

Fair Values of derivative instruments as of March 31, 2017 are as follows(1):

Fair Values of Derivative Financial Instruments as of March 31, 2017
Statement of Assets and Liabilities Location
Asset Derivatives
	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Diversified Credit Fund
Credit risk:
Credit default swaps, at value	$—	$16,306	$313,037	$—	$—	$15,616	$295,070
Equity risk:
Investments, at value (call options purchased)	—	—	—	43,976	—	—	—
Investments, at value (put options purchased)	—	—	25,260	10,000	—	—	55,915
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	64,562	2,735	2,384	507	750,549	67,568	71,632
Interest rate risk:
Unrealized appreciation on futures contracts	—	—	2,375	—	63,803	299	52,309
Unrealized appreciation on interest rate swaps contracts	21,392	—	—	—	39,051	5,654	—

Total	$85,954	$19,041	$343,056	$54,483	$853,403	$89,137	$474,926

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives
	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Diversified Credit Fund
Credit risk:
Credit default swaps, at value	$27,537	$—	$—	$—	$271,641	$99,841	$32,396
Equity risk:
Written options, at value	—	—	10,680	2,860	—	—	22,615
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	90,409	5,580	55,338	74,212	758,094	55,990	162,450
Interest rate risk:
Unrealized depreciation on futures contracts	16,446	—	—	—	41,188	37,351	60,113
Unrealized depreciation on interest rate swaps contracts	1,117	242	—	—	90,858	—	—
Unrealized depreciation on total return swap contracts	—	1,388	—	—	—	—	—

Total	$135,509	$7,210	$66,018	$77,072	$1,161,781	$193,182	$277,574

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2017 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Diversified Credit Fund
Net realized
Gain/(Loss) From:
Credit Risk:
Credit default swaps	$ (5,698)	$ (79,971)	$ (30,965)	$ —	$(1,213,227)	$(240,154)	$ 2,872
Equity Risk:
Written options	—	—	(1,811)	11,438	—	—	(538)
Purchased options(2)	—	—	13,768	(99,278)	(26,776)	—	(55,645)
Financial futures contracts	—	—	—	15,044	—	—	—
Interest Rate Risk:
Financial futures contracts	(13,927)	(11,656)	9,760	—	1,247,358	61,616	470,299
Interest rate swaps	(2,924)	601	—	—	3,198,160	217,113	18,847
Total Return swaps	—	—	—	—	(29,555)	—	—
Purchased options(2)	—	1,647	—	—	—	—	—
Foreign currency exchange risk:
Purchased options(2)	(5,623)	—	—	—	—	(7,522)	—
Forward foreign currency exchange contracts(3)	(144,747)	8,064	357,748	394,196	2,681,405	(552,637)	(520,522)
Total	$(172,919)	$(81,315)	$ 348,500	$321,400	$ 5,857,365	$(521,584)	$ (84,687)

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Diversified Credit Fund
Net Change in Unrealized Appreciation /(Depreciation) From:
Credit Risk:
Credit default swaps	$371	$1,365	$73,802	$—	$887,066	$(1,743)	$25,861
Call swaptions purchased(4)	—	—	—	—	41,302	—	—
Equity Risk:
Call options purchased(4)	—	—	—	65,004	—	—	—
Put options purchased(4)	—	—	(12,552)	6,915	—	—	(38,492)
Written options	—	—	7,908	(13,125)	—	—	19,728
Interest Rate Risk:
Put options purchased(4)	—	1,663	—	—	—	—	—
Financial futures contracts	(17,480)	2,336	2,375	(2,588)	(11,716)	(14,196)	6,940
Interest rate swaps	(54,074)	(242)	—	—	(179,117)	(37,718)	(7,435)
Total return swaps	—	(1,388)	—	—	473,015	—	—
Foreign currency exchange risk:
Forward foreign currency exchange contracts(5)	(31,699)	2,471	(60,699)	(35,292)	1,860,671	(7,488)	(46,506)

Total	$(102,882)	$6,205	$10,834	$20,914	$3,071,221	$(61,145)	$(39,904)

(1) For open derivative instruments as of March 31, 2017, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts, interest rate contracts and written options.

(2) Included in net realized gains/(losses) on investment transactions on Statement of Operations.

(3) Included in net realized gains/(losses) on foreign currency transactions on Statement of Operations.

(4) Included in net change in unrealized appreciation/(depreciation) on investments on Statement of Operations. (5) Included in net change in unrealized appreciation/(depreciation) on foreign currency on Statement of Operations.

NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2017, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Diversified Credit Fund
Futures short position (contracts)	35	—	33	—	736	19	536
Futures long position (contracts)	—	—	—	—	28	—
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$5,439,386	$500,861	$5,360,353	$5,092,686	$110,589,471	$3,943,766	$17,515,356
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	4,901,705	80,419	383,875	18,025	59,055,207	1,175,278	2,236,845
Purchased options (Cost $)	2,409	—	28,676	46,769	—	—	53,717
Written Options (Premium received $)	1,018	—	11,315	4,477	—	—	22,519
Interest rate swaps (Notional Amount in U.S. Dollars)	6,002,553	72,009	—	—	80,252,955	2,071,743	—
Credit default swaps (Notional Amount in U.S. Dollars)	758,500	2,225,794	1,915,000	—	65,414,355	4,432,500	2,055,000
Total return swaps (Notional Amount in U.S. Dollars)	—	5,004	—	—	4,586,926	—	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes

NOTES TO FINANCIAL STATEMENTS

insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS

The following tables present the Funds’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Funds as of March 31, 2017:

Emerging Market Select Bond Fund	Barclays Bank Plc	BNP Paribas SA	Citibank N.A.	Citigoup Global Markets, Inc.	HSBC Bank Plc	Merrill Lynch International	Total

Assets:
Forward Currency Exchange Contracts	$—	$—	$64,562	$—	$—	$—	$64,562
Swaps	—	—	612	19,075	966	739	21,392

Total Assets	—	—	65,174	19,075	966	739	85,954

Liabilities:
Forward Currency Exchange Contracts	—	—	90,409	—	—	—	90,409
Financial Futures Contracts	—	—	—	16,446	—	—	16,446
Swaps	27,537	1,117			—	—	28,654

Total Liabilities	27,537	1,117	90,409	16,446	—	—	135,509

Total Financial and Derivative Net Assets[1]:	(27,537)	(1,117)	(25,235)	2,629	966	739	(49,555)
Total Collateral Received (Pledged)[2]	—	—	—	—	—	—	—

Net Amount[3]	$(27,537)	$(1,117)	$(25,235)	$2,629	$966	$739	$(49,555)

Emerging Market Corporate Bond Fund	Citibank N.A.	Citigoup Global Markets, Inc.	Morgan Stanley & Co.	Total

Assets:
Forward Currency
Exchange Contracts	$2,735	$—	$—	$2,735
Swaps	—	16,306	—	16,306

Total Assets	2,735	16,306	—	19,041

Liabilities:
Forward Currency
Exchange Contracts	5,580	—	—	5,580
Swaps	—	242	1,388	1,630

Total Liabilities	5,580	242	1,388	7,210

Total Financial and Derivative Net Assets[1]:	(2,845)	16,064	(1,388)	11,831
Total Collateral
Received (Pledged)[2]	—	—	—	—

Net Amount[3]	$(2,845)	$16,064	$(1,388)	$11,831

NOTES TO FINANCIAL STATEMENTS

Global High Yield Bond Fund	Citibank N.A.	Citigoup Global Markets, Inc.	Credit Suisse Securities, (USA) LLC	Total

Assets:
Forward Currency
Exchange Contracts	$2,384	$—		$2,384
Financial Futures
Contracts	—	2,375	—	2,375
Swaps	—	313,037	—	313,037
Put Options Purchased	—	—	25,260	25,260

Total Assets	2,384	315,412	25,260	343,056

Liabilities:
Forward Currency
Exchange Contracts	55,338	—	—	55,338
Put Options Written	—	—	10,680	10,680

Total Liabilities	55,338	—	10,680	66,018

Total Financial and Derivative Net Assets[1]:	(52,954)	315,412	14,580	277,038
Total Collateral
Received (Pledged)[2]	—	—	—	—

Net Amount[3]	$(52,954)	$315,412	$14,580	$277,038

Global Convertible Bond Fund	Citibank N.A.	Credit Suisse Securities, (USA) LLC	Total
Assets:
Forward Currency
Exchange Contracts	$507	$—	$507
Call Options Purchased	—	43,976	43,976
Put Options Purchased	—	10,000	10,000

Total Assets	507	53,976	54,483

Liabilities:
Forward Currency
Exchange Contracts	74,212	—	74,212
Put Options Written	—	2,860	2,860

Total Liabilities	74,212	2,860	77,072

Total Financial and Derivative Net Assets[1]:	(73,705)	51,116	(22,589)
Total Collateral
Received (Pledged)[2]	—	—	—

Net Amount[3]	$(73,705)	$51,116	$(22,589)

NOTES TO FINANCIAL STATEMENTS

Absolute Return Fund	Barclays Bank Plc	BNP Paribas SA	Citibank N.A.	Credit Suisse Securities, (USA) LLC	Total

Assets:
Forward Currency Exchange Contracts	$743,457	$—	$7,092	$—	$750,549
Financial Futures Contracts	—	—	—	63,803	63,803
Swaps	—	—	—	39,051	39,051

Total Assets	743,457	—	7,092	102,854	853,403

Liabilities:
Forward Currency Exchange Contracts	537,451	—	220,643	—	758,094
Financial Futures Contracts	—	—	—	41,188	41,188
Swaps	48,457	61,075	—	252,967	362,499

Total Liabilities	585,908	61,075	220,643	294,155	1,161,781

Total Financial and Derivative Net Assets[1]:	157,549	(61,075)	(213,551)	(191,301)	(308,378)
Total Collateral Received (Pledged)[2]	157,549	(61,075)	(213,551)	(191,301)	(308,378)

Net Amount[3]	$—	$—	$—	$—	$—

Emerging Market Unconstrained Fixed Income Fund	Citibank N.A.	Citigoup Global Markets, Inc.	Credit Suisse Securities (USA) LLC	Merrill Lynch International	Total

Assets:
Forward Currency Exchange Contracts	$67,568	$—	$—	$—	$67,568
Financial Futures Contracts	—	—	299	—	299
Swaps	—	18,027	—	3,243	21,270

Total Assets	67,568	18,027	299	3,243	89,137

Liabilities:
Forward Currency Exchange Contracts	55,990	—	—	—	55,990
Financial Futures Contracts	—	—	37,351	—	37,351
Swaps	—	99,841	—	—	99,841

Total Liabilities	55,990	99,841	37,351	—	193,182

Total Financial and Derivative Net Assets[1]:	11,578	(81,814)	(37,052)	3,243	(104,045)
Total Collateral Received (Pledged)[2]	—	(81,814)	(37,052)	—	(118,866)

Net Amount[3]	$11,578	$—	$—	$3,243	$14,821

NOTES TO FINANCIAL STATEMENTS

			Credit
Diversified Credit Fund	BNP Paribas SA	Citibank N.A.	Suisse Securities (USA) LLC	Total

Assets:
Forward Currency Exchange Contracts	$71,632	$—	$—	$71,632
Financial Futures Contracts	—	—	52,309	52,309
Swaps	—	295,070	—	295,070
Put Options Purchased	—	—	55,915	55,915

Total Assets	71,632	295,070	108,224	474,926

Liabilities:
Forward Currency Exchange Contracts	162,450	—	—	162,450
Financial Futures Contracts	—	—	60,113	60,113
Swaps	—	32,396	—	32,396
Put Options Written	—	—	22,615	22,615

Total Liabilities	162,450	32,396	82,728	277,574

Total Financial and Derivative Net Assets[1]:	(90,818)	262,674	25,496	197,352
Total Collateral Received (Pledged)[2]	(90,818)	—	—	(90,818)

Net Amount[3]	$—	$262,674	$25,496	$288,170

1  The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2  Excess of collateral received (pledged) from/to the individual counterparty may not be shown for financial reporting purposes.

3  Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Offering Costs:

Upon commencement of operations, offering costs associated with the establishment of the Funds were incurred by the Funds. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statements of Operations.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

NOTES TO FINANCIAL STATEMENTS

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Select Bond Fund	0.75%
Emerging Market Corporate Bond Fund	0.85%
Global High Yield Bond Fund	0.70%
Global Convertible Bond Fund	0.75%
Absolute Return Fund	0.75%
Emerging Market Unconstrained Fixed Income Fund	1.15%
Diversified Credit Fund	0.85%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class C Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Market Select Bond Fund	1.15%	N/A	0.90%	0.85%
Emerging Market Corporate Bond Fund	0.825%	N/A	0.575%	N/A
Global High Yield Bond Fund	0.70%	N/A	0.45%	N/A
Global Convertible Bond Fund	N/A	N/A	0.85%	N/A
Absolute Return Fund	1.20%	1.95%	0.95%	N/A
Emerging Market Unconstrained Fixed Income Fund	N/A	N/A	1.25%	N/A
Diversified Credit Fund	N/A	N/A	1.00%	0.95%

This expense limitation agreement is in place until January 31, 2018 (October 31, 2017 for Emerging Market Corporate Bond Fund and Global High Yield Bond Fund) and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

NOTES TO FINANCIAL STATEMENTS

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/14	FYE 9/30/15	FYE 9/30/16	FYE 9/30/17	Total
Emerging Market Select Bond Fund	$29,131	$307,733	$189,953	$112,233	$639,050
Emerging Market Corporate Bond Fund	72,039	173,735	279,676	152,292	677,742
Global High Yield Bond Fund	63,367	195,091	336,394	161,325	756,177
Global Convertible Bond Fund	61,044	156,359	216,390	94,552	528,345
Absolute Return Fund	108,402	35,217	210,858	199,602	554,079
Emerging Market Unconstrained Fixed Income Fund	—	156,314	196,887	88,132	441,333
Diversified Credit Fund	—	153,788	187,847	93,401	435,036

Each of the Funds are sub-advised by BlueBay, and the Global High Yield Bond Fund, Absolute Return Fund and Diversified Credit Fund are also sub-advised by BlueBay US, which are wholly-owned subsidiaries of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisors are paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $49,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of each of the Funds, the Advisor invested seed capital in each Fund to provide each Fund with its initial investment assets. The table below shows, as of March 31, 2017, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

NOTES TO FINANCIAL STATEMENTS

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Market Select Bond Fund	$17,940,266	1,081	0.1%
Emerging Market Corporate Bond Fund	$22,966,611	1,971,452	85.8%
Global High Yield Bond Fund	$36,342,913	2,824,414	78.9%
Global Convertible Bond Fund	$16,394,781	1,617,770	98.8%
Emerging Market Unconstrained Fixed Income Fund	$15,771,910	1,611,479	99.4%
Diversified Credit Fund	$68,441,881	4,785,073	68.7%

4. Fund Distribution:

Each of the Funds, except Global Convertible Bond Fund, Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund, has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I or Class R6. The following chart shows the current Plan fee rates for Class A and C.

	Class A	Class C
12b-1 Plan Fee	0.25%*	1.00%

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A and C. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended March 31, 2017, there were no fees waived by the Distributor.

For the period ended March 31, 2017, the Distributor did not receive any commissions on front-end sales charges of Class A shares, of the Funds.

The Distributor did not receive any CDSC fees from Class A shares or Class C shares of the Funds during the period ended March 31, 2017.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2017 were as follows:

	Purchases	Sales
Emerging Market Select Bond Fund	$17,397,469	$16,441,444
Emerging Market Corporate Bond Fund	23,671,818	20,851,809
Global High Yield Bond Fund	17,712,311	15,281,217
Global Convertible Bond Fund	4,022,456	4,621,988
Absolute Return Fund	65,604,907	168,267,308
Emerging Market Unconstrained Fixed Income Fund	65,936,521	65,343,546
Diversified Credit Fund	81,718,061	80,007,534

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Market Select Bond Fund		Emerging Market Corporate Bond Fund
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$1,476,735	$41,001
Distributions reinvested	—	—	5,859	367
Cost of shares redeemed	(58,720)	(144,552)	(7,143)	—

Change in Class A	$(58,720)	$(144,552)	$1,475,451	$41,368

Class I
Proceeds from shares issued	$1,912,287	$2,440,526	$811,646	$669,074
Distributions reinvested	—	—	450,376	684,263
Cost of shares redeemed	(2,831,849)	(12,244,459)	(54,706)	(1,847,677)

Change in Class I	$(919,562)	$(9,803,933)	$1,207,316	$(494,340)

Class R6
Proceeds from shares issued	$10,000	—
Distributions reinvested	—	—
Cost of shares redeemed	—	—

Change in Class R6	$10,000	—

Change in net assets resulting from capital transactions	$(968,282)	$(9,948,485)	$2,682,767	$(452,972)

SHARE TRANSACTIONS:
Class A
Issued	—	—	149,810	4,108
Reinvested	—	—	608	39
Redeemed	(6,249)	(16,521)	(733)	—

Change in Class A	(6,249)	(16,521)	149,685	4,147

Class I
Issued	200,293	271,372	82,225	69,664
Reinvested	—	—	46,710	73,126
Redeemed	(304,023)	(1,402,982)	(5,592)	(198,149)

Change in Class I	(103,730)	(1,131,610)	123,343	(55,359)

Class R6
Issued	1,081	—
Reinvested	—	—
Redeemed	—	—

Change in Class R6	1,081	—

Change in shares resulting from capital transactions	(108,898)	(1,148,131)	273,028	(51,212)

NOTES TO FINANCIAL STATEMENTS

	Global High Yield Bond Fund		Global Convertible Bond Fund
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$100	$805,747
Distributions reinvested	4,365	35,060
Cost of shares redeemed	(793,325)	(556,218)

Change in Class A	$(788,860)	$284,589

Class I
Proceeds from shares issued	$3,961,942	$7,562,350	$2,500	$877,197
Distributions reinvested	730,512	1,580,225	94,103	1,593,473
Cost of shares redeemed	(769,288)	(7,636,446)	(710,324)	(5,853,844)

Change in Class I	$3,923,166	$1,506,129	$(613,721)	$(3,383,174)

Change in net assets resulting from capital transactions	$3,134,306	$1,790,718	$(613,721)	$(3,383,174)

SHARE TRANSACTIONS:
Class A
Issued	10	85,357
Reinvested	439	3,619
Redeemed	(79,460)	(57,166)

Change in Class A	(79,011)	31,810

Class I
Issued	393,632	791,910	250	89,356
Reinvested	73,152	163,222	11,882	164,373
Redeemed	(77,171)	(786,529)	(81,592)	(606,661)

Change in Class I	389,613	168,603	(69,460)	(352,932)

Change in shares resulting from capital transactions	310,602	200,413	(69,460)	(352,932)

NOTES TO FINANCIAL STATEMENTS

	Absolute Return Fund		Emerging Market Unconstrained Fixed Income Fund
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$790	$233,742
Capital contributions	15,386	—
Distributions reinvested	—	116,486
Cost of shares redeemed	(1,477,843)	(1,452,105)

Change in Class A	$(1,461,667)	$(1,101,877)

Class C
Proceeds from shares issued	$—	$—
Capital contributions	1,543	—
Distributions reinvested	—	17,172
Cost of shares redeemed	(80,752)	(4,436,735)

Change in Class C	$(79,209)	$(4,419,563)

Class I
Proceeds from shares issued	$4,785,475	$17,877,682	$84,770	$—
Capital contributions	332,481	—	—	—
Distributions reinvested	396,694	4,145,589	694,480	351,225
Cost of shares redeemed	(122,797,124)	(371,223,369)	—	—

Change in Class I	$(117,282,474)	$(349,200,098)	$779,250	$351,225

Change in net assets resulting from capital transactions	$(118,823,350)	$(354,721,538)	$779,250	$351,225

SHARE TRANSACTIONS:
Class A
Issued	82	24,077
Reinvested	—	12,172
Redeemed	(155,874)	(153,204)

Change in Class A	(155,792)	(116,955)

Class C
Issued	—	—
Reinvested	—	1,809
Redeemed	(8,571)	(455,010)

Change in Class C	(8,571)	(453,201)

Class I
Issued	499,785	1,869,698	8,971	—
Reinvested	41,934	432,282	72,192	36,543
Redeemed	(12,665,979)	(39,283,380)	—	—

Change in Class I	(12,124,260)	(36,981,400)	81,163	36,543

Change in shares resulting from capital transactions	(12,288,623)	(37,551,556)	81,163	36,543

NOTES TO FINANCIAL STATEMENTS

	Diversified Credit Fund
	For the Period Ended March 31, 2017	For the Year Ended September 30, 2016
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$350	1,792,700
Distributions reinvested	1,586,698	1,655,799
Cost of shares redeemed	(365,030)	(1,529,600)

Change in Class I	$1,222,018	$1,918,899

Class R6
Proceeds from shares issued	$10,000	—
Distributions reinvested	—	—
Cost of shares redeemed	—	—

Change in Class R6	$10,000	$—

Change in net assets resulting from capital transactions	$1,232,018	1,918,899

SHARE TRANSACTIONS:
Class I
Issued	36	191,552
Reinvested	165,626	173,465
Redeemed	(25,129)	(153,451)

Change in Class I	140,533	211,566

Class R6
Issued	1,043	—
Reinvested	—	—
Redeemed	—	—

Change in Class R6	1,043	—

Change in shares resulting from capital transactions	141,576	211,566

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2013, 2014, 2015 and 2016 for all Funds, except Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund which is the tax year ended September 30 of the years 2015 and 2016, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Market Select Bond Fund	$17,181,942	$ 368,431	$ (201,927)	$ 166,504
Emerging Market Corporate Bond Fund	22,389,444	488,609	(183,701)	304,908
Global High Yield Bond Fund	36,117,168	832,260	(482,479)	349,781
Global Convertible Bond Fund	15,145,344	1,433,267	(557,249)	876,018
Absolute Return Fund	31,886,944	650,157	(432,214)	217,943
Emerging Market Unconstrained Fixed Income Fund	15,502,812	165,712	(181,684)	(15,972)
Diversified Credit Fund	65,003,238	1,728,351	(1,033,790)	694,561

The tax character of distributions during the fiscal year ended September 30, 2016 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid*
Emerging Market Select Bond Fund	$ —	$ —	$ —	$—	$ —
Emerging Market Corporate Bond Fund	692,871	—	692,871	—	692,871
Global High Yield Bond Fund	1,392,981	222,742	1,615,723	—	1,615,723
Global Convertible Bond Fund	727,758	592,692	1,320,450	—	1,320,450
Absolute Return Fund	2,923,245	10,543,835	13,467,080	—	13,467,080
Emerging Market Unconstrained Fixed Income Fund	351,225	—	351,225	—	351,225
Diversified Credit Fund	1,242,949	419,935	1,662,884	—	1,662,884

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2017.

As of September 30, 2016, the Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund had a short-term capital loss carryforward of $5,487,923, $486,237, $351,306, $581,104, $1,587,062, $0 and $566,147, respectively and a long-term capital loss carryforward of $129,403, $121,042, $732,420, $840,032, $0, $47,772 and $717,995, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Market Select Bond Fund, and Absolute Return Fund deferred qualified late-year ordinary losses of $504,911 and $3,217,793, respectively, and Absolute Return Fund had qualified late-year short-term capital losses of $16,097,320 and qualified late-year long-term capital losses of $8,203,417, which will be treated as arising on the first business day of the year ending September 30, 2017.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically

NOTES TO FINANCIAL STATEMENTS

directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the period ended March 31, 2017, redemption fees were collected by the Emerging Market Corporate Bond Fund, Global Convertible Bond Fund and the Absolute Return Fund in the amount of $101, $50 and $703, respectively. There were no redemption fees collected by the other Funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statements of Changes in Net Assets.

9. Commitments:

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate Global High Yield Bond Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2017, Global High Yield Bond Fund had no outstanding commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10.	Line of Credit:

Each Fund, except Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund, participated in a single committed, unsecured $4,000,000 line of credit with Bank of New York Mellon, the Funds’ custodian, to be used only to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit had a termination date of March 28, 2017 and was not renewed. Interest would have been charged on borrowings made under this line of credit at the higher of (a) the Federal Funds Effective Rate plus 1.25% per annum, and (b) the Overnight LIBOR Rate plus 1.25% per annum. A commitment fee of 0.175% per annum of the available line of credit was charged, of which each participating Fund paid its pro rata share based on the ratio of its individual net assets to the aggregate net assets of the participating Funds at the time the fee was due and payable. Accrued and unpaid commitment fees were payable on the last business day of each calendar quarter. Since each of the participating Funds participated in the line of credit, there was no assurance that an individual fund would have access to all or any part of the $4,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at the termination date of March 28, 2017. During the period ended March 28, 2017, the Funds did not utilize this line of credit.

11.	Subsequent Events:

Fund Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class C, Class I and Class R6 shares.

Class A

Class A shares are available in all Funds except Global Convertible Bond Fund, Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund. This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class C

This share class is offered only by Absolute Return Fund and is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares of the Funds are currently subject to a 1.00% CDSC for redemption within 12 months of purchase. Class C shares currently include a 1.00% (100 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Emerging Market Select Bond Fund and Diversified Credit Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period* 10/1/16-3/31/17	Annualized Expense Ratio During Period 10/1/16-3/31/17
Emerging Market Select Bond Fund	Class A	$1,000.00	$ 989.80	$ 5.71	1.15%
	Class I	1,000.00	991.80	4.47	0.90%
	Class R6	1,000.00	991.90	4.22	0.85%

Emerging Market Corporate Bond Fund	Class A	1,000.00	1,023.00	4.16	0.83%
	Class I	1,000.00	1,024.80	2.90	0.58%

Global High Yield Bond Fund	Class A	1,000.00	1,036.00	3.55	0.70%
	Class I	1,000.00	1,040.30	2.29	0.45%

Global Convertible Bond Fund	Class I	1,000.00	1,034.40	4.31	0.85%

Absolute Return Fund	Class A	1,000.00	1,029.70	6.07	1.20%
	Class C	1,000.00	1,024.70	9.84	1.95%
	Class I	1,000.00	1,030.70	4.81	0.95%

Emerging Market Unconstrained Fixed Income Fund	Class I	1,000.00	1,002.60	6.24	1.25%

Diversified Credit Fund	Class I	1,000.00	1,003.00	4.99	1.00%
	Class R6	1,000.00	1,003.10	4.74	0.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period* 10/1/16-3/31/17	Annualized Expense Ratio During Period 10/1/16-3/31/17
Emerging Market Select Bond Fund	Class A	$1,000.00	$1,019.20	$5.79	1.15%
	Class I	1,000.00	1,020.44	4.53	0.90%
	Class R6	1,000.00	1,020.69	4.28	0.85%

Emerging Market Corporate Bond Fund	Class A	1,000.00	1,020.82	4.16	0.83%
	Class I	1,000.00	1,022.06	2.90	0.58%

Global High Yield Bond Fund	Class A	1,000.00	1,021.44	3.53	0.70%
	Class I	1,000.00	1,022.69	2.27	0.45%

Global Convertible Bond Fund	Class I	1,000.00	1,020.69	4.28	0.85%

Absolute Return Fund	Class A	1,000.00	1,018.95	6.04	1.20%
	Class C	1,000.00	1,015.21	9.80	1.95%
	Class I	1,000.00	1,020.19	4.78	0.95%

Emerging Market Unconstrained Fixed Income Fund	Class I	1,000.00	1,018.70	6.29	1.25%

Diversified Credit Fund	Class I	1,000.00	1,019.95	5.04	1.00%
	Class R6	1,000.00	1,020.19	4.78	0.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

This Page Intentionally Left Blank

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2017.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB SAR 03-17

	RBC Funds
About Your
Semi Annual Report	This semi annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various Russell equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Funds’ prospectus for further detail as to your Funds’ investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of
Contents
	Portfolio Managers	1
	Performance Summary	3
	RBC SMID Cap Growth Fund	8
	RBC Enterprise Fund	9
	RBC Small Cap Core Fund	10
	RBC Microcap Value Fund	11
	RBC Mid Cap Value Fund	12
	RBC Small Cap Value Fund	13
	Schedules of Portfolio Investments	15
	Financial Statements
	- Statements of Assets and Liabilities	43
	- Statements of Operations	45
	- Statements of Changes in Net Assets	46
	Financial Highlights	52
	Notes to Financial Statements	64
	Share Class Information	77
	Supplemental Information	78

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James	Lance F. James
Managing Director, Senior Portfolio Manager

Lance James is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, and RBC Small Cap Value Fund. Prior to joining RBC GAM (US) in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

George Prince	George Prince
Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the RBC Small Cap Core Fund. He joined RBC GAM (US) in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

Kenneth A. Tyszko, CPA, CFA	Kenneth A. Tyszko, CPA, CFA
Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and is responsible for Small Cap Growth and SMID Cap Growth research and portfolio management at RBC GAM (US). Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM (US) in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

1

PORTFOLIO MANAGERS

Stephen E. Kylander	Stephen E. Kylander
Vice President, Senior Portfolio Manager

Steve Kylander is responsible for portfolio management of the RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, he was a portfolio manager and research analyst for Babson Capital Management. Steve’s previous experience also includes strategy consulting, mergers and acquisitions work and investment banking for L.E.K. Consulting, The Yarmouth Group, and First Boston Corporation. He began working in the investment industry in 1986. Steve earned a BA from Dartmouth College and an MBA from Harvard Business School.

2

PERFORMANCE SUMMARY (UNAUDITED)

Average Annual Total Returns as of March 31, 2017 (Unaudited)

RBC SMID Cap Growth Fund (a)

	1 Year	3 Year	5 Year	10 Year	Since Inception(b)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A
- Including Maximum Sales Charge of 5.75%	8.13%	4.63%	9.10%	6.84%	10.61%
- At Net Asset Value	14.75%	6.72%	10.40%	7.47%	10.86%	1.10%	1.46%

Class I	14.90%	6.96%	10.67%	7.74%	11.18%	0.85%	1.05%

Class R6	15.02%	7.03%	10.82%	7.98%	11.45%	0.80%(3)	59.76%(3)

Russell 2500 Growth Index*	19.77%	7.23%	12.17%	8.47%	10.27%
RBC Enterprise Fund (c)
	1 Year	3 Year	5 Year	10 Year	Since Inception(d)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (f)
- Including Maximum Sales Charge of 5.75%	18.28%	(0.74)%	8.40%	4.12%	10.09%
- At Net Asset Value	25.47%	1.24%	9.68%	4.74%	10.28%	1.33%	2.00%

Class I (f)	25.79%	1.49%	9.95%	4.99%	10.55%	1.08%	1.25%

Russell Microcap Index*†	27.77%	4.86%	12.43%	5.42%	N/A

Russell 2000 Index*	26.22%	7.22%	12.35%	7.12%	9.45%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

3

PERFORMANCE SUMMARY (UNAUDITED)

RBC Small Cap Core Fund (g)

	1 Year	3 Year	5 Year	10 Year	Since Inception(h)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (l)
- Including Maximum Sales Charge of 5.75%	17.12%	3.78%	10.02%	6.84%	10.30%
- At Net Asset Value	24.28%	5.85%	11.34%	7.48%	10.55%	1.15%	1.47%

Class I (l)	24.58%	6.12%	11.61%	7.78%	10.70%	0.90%	1.13%

Class R6	24.61%	6.15%	11.66%	7.99%	11.12%	0.87%(3)	59.89%(3)

Russell 2000 Index*	26.22%	7.22%	12.35%	7.12%	9.95%

RBC Microcap Value Fund (i)
	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (e)
- Including Maximum Sales Charge of 5.75%	15.42%	4.19%	11.72%	5.24%	9.18%
- At Net Asset Value	22.48%	6.27%	13.05%	5.87%	9.40%	1.32%	1.76%
Class I (e)	22.77%	6.52%	13.33%	6.14%	9.67%	1.07%	1.24%

Russell Microcap Value Index*††	33.27%	7.02%	13.55%	5.03%	N/A

Russell 2000 Value Index*	29.37%	7.62%	12.54%	6.09%	10.19%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

4

PERFORMANCE SUMMARY (UNAUDITED)

RBC Mid Cap Value Fund (k)

	1 Year	3 Year	5 Year	Since Inception(k)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A
- Including Maximum Sales Charge of 5.75%	10.03%	5.17%	10.75%	12.45%
- At Net Asset Value	16.71%	7.27%	12.06%	13.37%	0.80%(3)	43.48%(3)

Class I	17.00%	7.44%	12.17%	13.44%	0.55%	3.94%

Russell Midcap Value Index*	19.82%	8.94%	14.07%	14.37%

RBC Small Cap Value Fund

	1 Year	3 Year	5 Year	Since Inception(m)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)

Class I	27.96%	N/A	N/A	12.78%	1.00%	2.71%

Class R6	28.06%	N/A	N/A	12.85%	0.95%(3)	7.04%(3)

Russell 2000 Value Index*	29.37%	7.62%	12.54%	9.83%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect the most recent fiscal year or period ended September 30, 2016 except for Class R6 of SMID Cap Growth Fund , Small Cap Core Fund and Small Cap Value Fund , which is for the period from November 21,2016 (commencement of operations) to March 31, 2017 and Mid Cap Value Fund Class A which is for the period from October 26, 2015 (commencement of operations) to September 30, 2016.

(2) The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2018 (October 31, 2017 for RBC Mid Cap Value Fund).

(3) Annualized.

* Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

†Effective March 30, 2017, RBC Enterprise Fund changed its benchmark index from Russell 2000 Index to the Russell Microcap Index.

†† Effective March 30, 2017, RBC Microcap Value Fund changed its benchmark index from Russell 2000 Value Index to the Russell Microcap Value Index.

5

PERFORMANCE SUMMARY (UNAUDITED)

(a)	The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM (US) (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(b)	The since inception date (commencement of operations) of the Fund is December 31, 1990 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception.

(c)	The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(e)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(f)	Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

(g)	The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(h)	The since inception date (commencement of operations) of the Fund is August 5, 1991 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(i)	The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(k)	The since inception date (commencement of operations) of the Fund is December 31, 2009 for Class I shares and October 26, 2015 for Class A shares. The performance in the table for the Class A shares prior to October 26, 2015 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from December 31, 2009.

(l)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(m)	The since inception date (commencement of operations) of the Fund is December 3, 2014 for Class I shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from December 3, 2014.

6

PERFORMANCE SUMMARY (UNAUDITED)

The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000 Index based on a combination of their market cap and current index membership.

The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

The Russell Microcap Index is an unmanaged index that measures the performance of the Microcap segment of the U.S. Equity Market.

The Russell Microcap Value Index is an unmanaged index that measures the performance of the Microcap Value segment of the U.S. Equity Market.

7

	FUND STATISTICS (UNAUDITED)
	RBC SMID Cap Growth Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell 2500 Growth Index
Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)

Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)	Global Payments, Inc.	2.17%	IDEXX Laboratories, Inc.	1.82%
	MercadoLibre, Inc.	2.16%	Tractor Supply Co.	1.79%
	Synopsys, Inc.	2.04%	Cantel Medical Corp.	1.74%
	Raymond James Financial, Inc.	2.04%	Microchip Technology, Inc.	1.72%
	Mettler-Toledo International, Inc.	1.91%	Woodward, Inc.	1.71%
	*A listing of all portfolio holdings can be found beginning on page 15.
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

8

FUND STATISTICS (UNAUDITED)
RBC Enterprise Fund
Long-term growth of capital and income.				Investment Objective
Russell Microcap Index Russell 2000 Index				Benchmark
				Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)
Patrick Industries, Inc.	4.50%	Grand Canyon Education, Inc.	2.76%	Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)
Compass Diversified Holdings	4.10%	Pacific Premier Bancorp, Inc.	2.56%
Universal Electronics, Inc.	4.08%	AZZ, Inc.	2.53%
Columbus McKinnon Corp.	3.29%	OMNOVA Solutions, Inc.	2.27%
Novanta, Inc.	2.81%	NN, Inc.	2.14%
*A listing of all portfolio holdings can be found beginning on page 18.
				Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

9

	FUND STATISTICS (UNAUDITED)
	RBC Small Cap Core Fund
Investment Objective Benchmark	Long-term growth of capital and income.
	Russell 2000 Index
Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)	Patrick Industries, Inc.	4.15%	West Pharmaceutical Services, Inc.	2.58%
	Universal Electronics, Inc.	3.38%	MKS Instruments, Inc.	2.51%
	Compass Diversified Holdings	3.32%	Grand Canyon Education, Inc.	2.47%
	ACCO Brands Corp.	2.71%	InterDigital, Inc.	2.43%
	AMERISAFE, Inc.	2.66%
	EnerSys, Inc.	2.65%
	*A listing of all portfolio holdings can be found beginning on page 22.
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

10

FUND STATISTICS (UNAUDITED)
RBC Microcap Value Fund
Long-term growth of capital.				Investment Objective
Russell Microcap Value Index Russell 2000 Value Index				Benchmark
				Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)
REX American Resources Corp.	1.19%	Omega Protein Corp.	0.91%	Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)
Federal Agricultural Mortgage Corp., Class C	1.10%	First Defiance Financial Corp.	0.90%
Central Garden and Pet Co.	1.09%	MutualFirst Financial, Inc.	0.90%
First Merchants Corp.	1.00%	Carriage Services, Inc.	0.89%
ePlus, Inc.	0.97%	Insight Enterprises, Inc.	0.89%
*A listing of all portfolio holdings can be found beginning on page 25.
				Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

11

	FUND STATISTICS (UNAUDITED)
	RBC Mid Cap Value Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell Midcap Value Index
Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)

Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)	Jazz Pharmaceuticals Plc	4.78%	LAM Research Corp.	2.80%
	AmTrust Financial Services, Inc.	3.47%	Synchrony Financial	2.67%
	Western Digital Corp.	3.20%	Parsley Energy, Inc., Class A	2.57%
	National General Holdings Corp.	3.11%	Tesoro Corp.	2.43%
	Mallinckrodt Plc	2.96%	Range Resources Corp.	2.41%
	*A listing of all portfolio holdings can be found beginning on page 36.
Growth of $250,000 Initial Investment Since Inception (12/31/09)

The graph reflects an initial investment of $250,000 over the period from December 31, 2009 (commencement of operations) to March 31, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

12

FUND STATISTICS (UNAUDITED)
RBC Small Cap Value Fund
Long-term capital appreciation.				Investment Objective
Russell 2000 Value Index				Benchmark
				Asset Allocation (as of 3/31/17) (% of Fund’s investments) & Top Five Industries (as of 3/31/17) (% of Fund’s net assets)
ACCO Brands Corp.	2.50%	United Community Banks, Inc.	2.15%	Top Ten Holdings (excluding investment companies) (as of 3/31/17) (% of Fund’s net assets)
Compass Diversified Holdings	2.24%	Pacific Premier Bancorp, Inc.	2.14%
EnerSys, Inc.	2.24%	Chemical Financial Corp.	1.87%
Spire, Inc.	2.20%	Synovus Financial Corp.	1.86%
Texas Capital Bancshares, Inc.	2.19%	Novanta, Inc.	1.83%
*A listing of all portfolio holdings can be found beginning on page 39.
				Growth of $250,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $250,000 over the period from December 3, 2014 (commencement of operations) to March 31, 2016 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

13

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14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 97.65%
Consumer Discretionary — 10.77%
10,940	Bright Horizons Family Solutions, Inc.*	$793,041
28,400	Core-Mark Holding Co., Inc.	885,796
15,540	Dorman Products, Inc.*	1,276,300
14,680	Gentherm, Inc.*	576,190
24,970	G-III Apparel Group Ltd.*	546,593
35,620	LKQ Corp.*	1,042,597
16,050	Monro Muffler Brake, Inc.	836,205
4,290	Panera Bread Co., Class A*	1,123,422
20,520	Tractor Supply Co.	1,415,264

		8,495,408

Consumer Staples — 6.57%
8,850	Casey’s General Stores, Inc.	993,413
25,020	Church & Dwight Co., Inc.	1,247,747
9,510	PriceSmart, Inc.	876,822
13,500	TreeHouse Foods, Inc.*	1,142,910
21,460	United Natural Foods, Inc.*	927,716

		5,188,608

Energy — 0.53%
15,510	Oceaneering International, Inc.	420,011

Financials — 9.12%
4,670	Affiliated Managers Group, Inc.	765,600
21,110	Eagle Bancorp, Inc.*	1,260,267
20,690	FirstCash, Inc.	1,016,914
17,860	PRA Group, Inc.*	592,059
21,080	Raymond James Financial, Inc.	1,607,561
15,120	RLI Corp.	907,502
7,040	Signature Bank*	1,044,666

		7,194,569

Health Care — 22.47%
8,830	Abiomed, Inc.*	1,105,516
8,450	Bio-Techne Corp.	858,943
17,110	Cantel Medical Corp.	1,370,511
11,660	Charles River Laboratories International, Inc.*	1,048,817
9,280	IDEXX Laboratories, Inc.*	1,434,781
21,400	Integer Holdings Corp.*	860,280
28,300	Integra LifeSciences Holdings Corp.*	1,192,279
7,200	Laboratory Corp. of America Holdings*	1,032,984
18,530	Medidata Solutions, Inc.*	1,068,996
3,140	Mettler-Toledo International, Inc.*	1,503,777
16,230	NuVasive, Inc.*	1,212,056
14,530	PAREXEL International Corp.*	916,988
11,940	STERIS Plc	829,352

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

9,410	Varian Medical Systems, Inc.*	$857,533
8,390	Waters Corp.*	1,311,441
13,850	West Pharmaceutical Services, Inc.	1,130,299

		17,734,553

Industrials — 16.96%
19,460	Advisory Board Co., (The)*	910,728
15,330	Clean Harbors, Inc.*	852,655
18,950	Copart, Inc.*	1,173,574
13,760	Flowserve Corp.	666,259
10,070	Landstar System, Inc.	862,495
8,010	Middleby Corp. (The)*	1,092,965
11,190	MSC Industrial Direct Co., Inc., Class A	1,149,884
11,120	Multi-Color Corp.	789,520
8,390	Stericycle, Inc.*	695,447
8,290	Teledyne Technologies, Inc.*	1,048,353
10,310	Wabtec Corp.	804,180
10,360	WageWorks, Inc.*	749,028
14,090	Waste Connections, Inc.	1,243,020
19,820	Woodward, Inc.	1,346,174

		13,384,282

Information Technology — 23.67%
9,260	ANSYS, Inc.*	989,616
25,320	Bottomline Technologies (DE), Inc.*	598,818
21,450	Cardtronics Plc*	1,002,787
5,970	F5 Networks, Inc.*	851,143
21,220	Global Payments, Inc.	1,712,030
12,050	Guidewire Software, Inc.*	678,777
18,180	Inphi Corp.*	887,548
12,030	Jack Henry & Associates, Inc.	1,119,993
15,760	Manhattan Associates, Inc.*	820,308
8,060	MercadoLibre, Inc.	1,704,448
18,380	Microchip Technology, Inc.	1,356,076
18,020	National Instruments Corp.	586,731
12,220	SPS Commerce, Inc.*	714,748
22,350	Synopsys, Inc.*	1,612,106
5,330	Tyler Technologies, Inc.*	823,805
6,220	Ultimate Software Group, Inc. (The)*	1,214,206
10,720	WEX, Inc.*	1,109,520
9,780	Zebra Technologies Corp., Class A*	892,425

		18,675,085

Materials — 4.85%
12,880	AptarGroup, Inc.	991,631
14,300	Balchem Corp.	1,178,606
16,500	HB Fuller Co.	850,740

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

10,100	Reliance Steel & Aluminum Co.	$808,202

		3,829,179

Real Estate — 2.71%
8,820	CoreSite Realty Corp. REIT	794,241
23,770	Healthcare Trust of America, Inc. REIT, Class A	747,804
18,130	Tanger Factory Outlet Centers, Inc. REIT	594,120

		2,136,165

Total Common Stocks		77,057,860

(Cost $59,807,721)
Investment Company — 1.92%
1,513,558	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,513,558

Total Investment Company		1,513,558

(Cost $1,513,558)

Total Investments		$78,571,418
(Cost $61,321,279)(b) — 99.57%

Other assets in excess of liabilities — 0.43%		339,338

NET ASSETS — 100.00%		$78,910,756

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT  -  Real Estate Investment Trust

See Notes to Financial Statements.

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.57%
Consumer Discretionary — 19.75%
50,316	American Outdoor Brands Corp.*	$996,760
83,638	Delta Apparel, Inc.*	1,474,538
297,870	Destination XL Group, Inc.*	848,929
32,640	Grand Canyon Education, Inc.*	2,337,350
66,380	Gray Television, Inc.*	962,510
47,690	Kona Grill, Inc.*	300,447
9,551	Lakeland Industries, Inc.*	102,673
42,580	Libbey, Inc.	620,816
63,714	Malibu Boats, Inc., Class A*	1,430,379
4,450	Red Robin Gourmet Burgers, Inc.*	260,103
107,150	Salem Media Group, Inc.	798,267
43,080	Superior Uniform Group, Inc.	801,288
130,390	Tandy Leather Factory, Inc.*	1,069,198
50,410	Universal Electronics, Inc.*	3,453,085
174,792	ZAGG, Inc.*	1,258,502

		16,714,845

Consumer Staples — 2.04%
17,520	John B Sanfilippo & Son, Inc.	1,282,289
37,330	Landec Corp.*	447,960

		1,730,249

Energy — 4.57%
136,950	Callon Petroleum Co.*	1,802,262
44,640	Gulfport Energy Corp.*	767,362
119,830	Ring Energy, Inc.*	1,296,561

		3,866,185

Financials — 20.09%
44,750	Atlas Financial Holdings, Inc.*	610,837
94,059	CoBiz Financial, Inc.	1,580,191
208,940	Compass Diversified Holdings	3,468,404
40,450	First Bancorp/Southern Pines, NC	1,184,781
23,340	German American Bancorp, Inc.	1,104,916
55,803	Heritage Financial Corp.	1,381,124
34,626	Mercantile Bank Corp.	1,191,134
50,724	Northrim BanCorp, Inc.	1,524,256
56,322	Pacific Premier Bancorp, Inc.*	2,171,213
32,110	Preferred Bank/Los Angeles, CA	1,723,023
40,910	State Bank Financial Corp.	1,068,569

		17,008,448

Health Care — 2.39%
17,650	Exactech, Inc.*	444,780
78,962	Streamline Health Solutions, Inc.*	80,541
21,400	SurModics, Inc.*	514,670

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

15,100	US Physical Therapy, Inc.	$986,030

		2,026,021

Industrials — 27.49%
9,490	Air Transport Services Group, Inc.*	152,315
35,980	AZZ, Inc.	2,140,810
80,478	Casella Waste Systems, Inc., Class A*	1,135,545
112,135	Columbus McKinnon Corp.	2,783,191
53,040	Ducommun, Inc.*	1,527,022
51,830	Ennis, Inc.	881,110
33,597	Greenbrier Cos., Inc. (The)	1,448,031
193,450	Hudson Technologies, Inc.*	1,276,770
30,627	Lydall, Inc.*	1,641,607
15,470	Marten Transport Ltd.	362,771
71,830	NN, Inc.	1,810,116
22,963	NV5 Global, Inc.*	863,409
8,585	Old Dominion Freight Line, Inc.	734,618
53,716	Patrick Industries, Inc.*	3,808,464
84,570	PGT, Inc.*	909,128
193,650	Radiant Logistics, Inc.*	968,250
2,150	Sun Hydraulics Corp.	77,637
36,860	Supreme Industries, Inc., Class A	746,784

		23,267,578

Information Technology — 12.23%
18,272	Aspen Technology, Inc.*	1,076,586
70,960	CYREN Ltd.*	141,920
84,221	Glu Mobile, Inc.*	191,182
150,050	Mitek Systems, Inc.*	997,833
89,580	Novanta, Inc.*	2,378,349
22,500	PC Connection, Inc.	670,275
132,730	Sapiens International Corp.	1,709,562
16,200	Tangoe, Inc.*	85,860
66,892	TESSCO Technologies, Inc.	1,050,204
10,930	Tyler Technologies, Inc.*	1,689,341
8,325	Vishay Precision Group, Inc.*	131,535
113,922	Xplore Technologies Corp.*	233,540

		10,356,187

Materials — 6.81%
23,910	FutureFuel Corp.	339,044
42,730	Koppers Holdings, Inc.*	1,809,616
193,920	OMNOVA Solutions, Inc.*	1,919,808
99,588	Universal Stainless & Alloy Products, Inc.*	1,692,996

		5,761,464

Real Estate — 2.23%
40,820	Community Healthcare Trust, Inc., REIT	975,598

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

14,817	Gramercy Property Trust, REIT	$389,687
17,930	LaSalle Hotel Properties REIT	519,073

		1,884,358

Utilities — 0.97%
18,300	Unitil Corp.	824,049

Total Common Stocks		83,439,384

(Cost $46,415,783)
Rights/Warrants — 0.57%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*(a)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	255,564
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	231,992

Total Rights/Warrants		487,556

(Cost $0)

Exchange Traded Funds — 0.42%
6,470	SPDR S&P Regional Banking	353,327

Total Exchange Traded Funds		353,327

(Cost $128,547)
Investment Company — 0.81%
682,519	U.S. Government Money Market Fund, RBC Institutional Class 1(b)	682,519

Total Investment Company		682,519

(Cost $682,519)

Total Investments		$84,962,786
(Cost $47,226,849)(c) — 100.37%

Liabilities in excess of other assets — (0.37)%		(314,321)

NET ASSETS — 100.00%		$84,648,465

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2017 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Affiliated investment.
(c)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 95.91%
Consumer Discretionary — 17.83%
163,522	American Outdoor Brands Corp.*	$3,239,371
73,070	Carriage Services, Inc.	1,981,658
10,660	Cavco Industries, Inc.*	1,240,824
25,800	Core-Mark Holding Co., Inc.	804,702
586,000	Destination XL Group, Inc.*	1,670,100
156,010	Fox Factory Holding Corp.*	4,477,487
97,040	Grand Canyon Education, Inc.*	6,949,035
48,790	Gray Television, Inc.*	707,455
7,170	Helen of Troy Ltd.*	675,414
70,620	Kona Grill, Inc.*	444,906
60,190	LCI Industries	6,006,962
137,926	Libbey, Inc.	2,010,961
141,049	Malibu Boats, Inc., Class A*	3,166,550
84,172	Steven Madden Ltd.*	3,244,830
47,737	Unifi, Inc.*	1,355,254
138,593	Universal Electronics, Inc.*	9,493,621
365,257	ZAGG, Inc.*	2,629,850

		50,098,980

Consumer Staples — 0.41%
95,570	Landec Corp.*	1,146,840

Energy — 3.62%
152,040	Callon Petroleum Co.*	2,000,846
108,630	Gulfport Energy Corp.*	1,867,350
314,241	Ring Energy, Inc.*	3,400,088
69,840	RSP Permian, Inc.*	2,893,471

		10,161,755

Financials — 19.07%
115,300	AMERISAFE, Inc.	7,482,970
79,290	AmTrust Financial Services, Inc.	1,463,693
10,480	BancFirst Corp.	942,152
92,710	Chemical Financial Corp.	4,742,117
39,210	Community Bank System, Inc.	2,155,766
561,250	Compass Diversified Holdings	9,316,750
69,549	Hanmi Financial Corp.	2,138,632
147,830	National General Holdings Corp.	3,512,441
120,416	Pacific Premier Bancorp, Inc.*	4,642,037
24,080	Pinnacle Financial Partners, Inc.	1,600,116
30,750	ProAssurance Corp.	1,852,687
110,840	Safeguard Scientifics, Inc.*	1,407,668
54,380	Texas Capital Bancshares, Inc.*	4,538,011
193,910	United Community Banks, Inc.	5,369,368
35,220	Wintrust Financial Corp.	2,434,406

		53,598,814

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

Health Care — 6.54%
104,610	Emergent BioSolutions, Inc.*	$3,037,874
107,180	Globus Medical, Inc., Class A*	3,174,672
37,400	Masimo Corp.*	3,487,924
21,960	US Physical Therapy, Inc.	1,433,988
88,810	West Pharmaceutical Services, Inc.	7,247,784

		18,382,242

Industrials — 27.26%
578,860	ACCO Brands Corp.*	7,612,009
166,231	Astronics Corp.*	5,274,510
98,276	AZZ, Inc.	5,847,422
87,560	Babcock & Wilcox Enterprises, Inc.*	817,810
248,910	Columbus McKinnon Corp.	6,177,946
142,350	Ducommun, Inc.*	4,098,257
94,240	EnerSys, Inc.	7,439,306
103,446	Greenbrier Cos., Inc. (The)	4,458,522
138,813	Insteel Industries, Inc.	5,016,702
112,850	Interface, Inc.	2,149,793
82,737	Lydall, Inc.*	4,434,703
67,640	NCI Building Systems, Inc.*	1,160,026
199,500	NN, Inc.	5,027,400
33,730	Old Dominion Freight Line, Inc.	2,886,276
164,663	Patrick Industries, Inc.*	11,674,607
32,090	Spirit Airlines, Inc.*	1,703,016
10,410	Wabtec Corp.	811,980

		76,590,285

Information Technology — 12.88%
18,490	Coherent, Inc.*	3,802,284
79,230	InterDigital, Inc.	6,837,549
102,518	MKS Instruments, Inc.	7,048,112
65,350	Synaptics, Inc.*	3,235,478
146,414	Synchronoss Technologies, Inc.*	3,572,502
76,610	Take-Two Interactive Software, Inc.*	4,540,675
97,400	TESSCO Technologies, Inc.	1,529,180
36,336	Tyler Technologies, Inc.*	5,616,092

		36,181,872

Materials — 4.74%
84,550	Ferro Corp.*	1,284,315
104,501	FutureFuel Corp.	1,481,824
100,593	Koppers Holdings, Inc.*	4,260,113
380,988	OMNOVA Solutions, Inc.*	3,771,781
55,620	PH Glatfelter Co.	1,209,179
77,091	Universal Stainless & Alloy Products, Inc.*	1,310,547

		13,317,759

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

Real Estate — 2.28%
66,760	CubeSmart, REIT	$1,733,090
30,477	Gramercy Property Trust, REIT	801,545
43,280	LaSalle Hotel Properties REIT	1,252,956
131,270	Physicians Realty Trust, REIT	2,608,335

		6,395,926

Telecommunication Services — 0.76%
339,820	Vonage Holdings Corp.*	2,147,662

Utilities — 0.52%
21,700	Spire, Inc.	1,464,750

Total Common Stocks		269,486,885

(Cost $184,362,123)
Exchange Traded Funds — 0.05%
1,040	iShares Russell 2000 Index Fund	142,979

Total Exchange Traded Funds		142,979

(Cost $87,288)
Investment Company — 3.76%
10,567,234	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	10,567,234

Total Investment Company		10,567,234

(Cost $10,567,234)

Total Investments		$280,197,098
(Cost $195,016,645)(b) — 99.72%

Other assets in excess of liabilities — 0.28%		799,458

NET ASSETS — 100.00%		$280,996,556

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

  See Notes to Financial Statements.

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 97.96%
Consumer Discretionary — 19.97%
13,100	AH Belo Corp., Class A	$80,565
3,725	Ambassadors International, Inc.*(a)(b)	0
600	Ambow Education Holding Ltd. ADR*(b)	3,540
11,800	AMC Entertainment Holdings, Inc., Class A	371,110
10,900	America’s Car-Mart, Inc.*	397,305
21,300	Anemostat Door Products*(a)(b)	0
21,300	Anemostat, Inc.*(a)(b)	0
32,100	Beazer Homes USA, Inc.*	389,373
3	Biglari Holdings, Inc.*	1,296
16,200	Boot Barn Holdings, Inc.*	160,218
13,427	Bowl America, Inc., Class A	194,691
27,800	Bridgepoint Education, Inc.*	296,626
45,700	Build-A-Bear Workshop, Inc.*	404,445
6,700	Caleres, Inc.	177,014
47,600	Carriage Services, Inc.	1,290,912
30,100	Century Communities, Inc.*	764,540
66,800	Container Store Group, Inc. (The)*	282,564
8,800	Core-Mark Holding Co., Inc.	274,472
28,700	CSS Industries, Inc.	743,904
14,130	Culp, Inc.	440,856
30,200	Delta Apparel, Inc.*	532,426
24,243	E.W. Scripps Co. (The), Class A*	568,256
46,600	Entercom Communications Corp., Class A	666,380
35,000	Eros International Plc*	360,500
18,100	Flexsteel Industries, Inc.	912,240
9,100	Fred’s, Inc., Class A	119,210
21,800	Harte-Hanks, Inc.*	30,520
25,940	Haverty Furniture Cos., Inc.	631,639
2,000	Helen of Troy Ltd.*	188,400
10,400	hhgregg, Inc.*	1,300
25,100	Hooker Furniture Corp.	779,355
23,000	J Alexander’s Holdings, Inc.*	231,150
10,500	JAKKS Pacific, Inc.*	57,750
18,500	Johnson Outdoors, Inc., Class A	675,250
41,700	K12, Inc.*	798,555
23,500	Kid Brands, Inc.*	33
47,910	Lakeland Industries, Inc.*	515,033
95,270	Lazare Kaplan International, Inc.*(a)(b)	0
7,900	La-Z-Boy, Inc.	213,300
26,200	Lifetime Brands, Inc.	526,620
22,500	Luby’s, Inc.*	69,975
21,200	M/I Homes, Inc.*	519,400
38,300	Marcus Corp. (The)	1,229,430
39,190	MarineMax, Inc.*	848,463
7,500	McRae Industries, Inc., Class A	217,500
2,285	Mecklermedia Corp.*	91

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

21,300	Mestek, Inc.*	$532,500
9,600	Modine Manufacturing Co.*	117,120
23,100	Movado Group, Inc.	576,345
2,300	NACCO Industries, Inc., Class A	160,540
8,400	Nautilus, Inc.*	153,300
22,000	New Home Co., Inc. (The)*	230,120
761	Nexstar Media Group, Inc.	53,384
10,300	Nobility Homes, Inc.*	162,225
41,000	Orleans Homebuilders, Inc.*(a)(b)	0
8,450	Perry Ellis International, Inc.*	181,506
40,800	Pier 1 Imports, Inc.	292,128
119,400	Point.360*	29,850
51,900	Red Lion Hotels Corp.*	365,895
35,200	Rocky Brands, Inc.	406,560
61,500	Ruby Tuesday, Inc.*	172,815
14,200	Saga Communications, Inc., Class A	724,910
39,150	Salem Media Group, Inc.	291,667
35,000	Shiloh Industries, Inc.*	477,050
35,100	Stage Stores, Inc.	90,909
15,100	Standard Motor Products, Inc.	742,014
15,900	Stein Mart, Inc.	47,859
4,000	Stoneridge, Inc.*	72,560
14,600	Strattec Security Corp.	405,880
34,500	Superior Industries International, Inc.	874,575
53,400	Superior Uniform Group, Inc.	993,240
59,300	Tilly’s, Inc., Class A	534,886
9,800	Tower International, Inc.	265,580
29,300	Townsquare Media, Inc, Class A*	356,874
65,200	Trans World Entertainment Corp.*	110,840
40,300	TravelCenters of America LLC*	245,830
23,400	UCP, Inc., Class A*	237,510
33,500	Unifi, Inc.*	951,065
19,100	Universal Technical Institute, Inc.*	65,895
30,000	Universal Travel Group*(a)(b)	0
23,100	VOXX International Corp.*	120,120
1,397	Walking Co. Holdings, Inc. (The)*	6,636
11,000	Weyco Group, Inc.	308,880
25,100	William Lyon Homes, Class A*	517,562

		28,842,837

Consumer Staples — 4.29%
6,490	Alliance One International, Inc.*	83,397
7,350	Andersons, Inc. (The)	278,565
42,400	Central Garden and Pet Co.*	1,571,768
22,800	Ingles Markets, Inc., Class A	983,820
24,200	Natural Grocers By Vitamin Cottage, Inc.*	251,438
15,300	Oil-Dri Corp. of America	570,231
65,900	Omega Protein Corp.	1,321,295

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

73,000	Royal Hawaiian Orchards LP*	$164,980
27,640	SpartanNash Co.	967,124

		6,192,618

Energy — 3.95%
45,500	Aegean Marine Petroleum Network, Inc.	548,275
27,000	Ardmore Shipping Corp.	217,350
27,100	Atwood Oceanics, Inc.*	258,263
16	Basic Energy Services, Inc.*	534
24,540	Callon Petroleum Co.*	322,946
31,700	Dorian LPG Ltd.*	333,801
23,800	Era Group, Inc.*	315,588
7,500	Global Partners LP	146,250
2,950	Harvest Natural Resources, Inc.*	19,588
15,700	Hornbeck Offshore Services, Inc.*	69,551
29,800	Natural Gas Services Group, Inc.*	776,290
13,100	Newpark Resources, Inc.*	106,110
53,100	North American Energy Partners, Inc.*	262,845
9,200	Panhandle Oil and Gas, Inc.	176,640
14,600	PHI, Inc.*	169,360
11,900	PHI, Inc., Non voting*	142,562
19,050	REX American Resources Corp.*	1,723,835
1,230	Sanchez Production Partners L.P.	19,311
131	Swift Energy Co.*	3,603
17,600	Teekay Tankers Ltd., Class A	36,080
110,300	Trico Marine Services, Inc.*(a)(b)	0
18,880	W&T Offshore, Inc.*	52,298

		5,701,080

Financials — 26.58%
39,150	Affirmative Insurance Holdings, Inc.*	47
30,720	AG Mortgage Investment Trust, Inc. REIT	554,497
16,490	Ameris Bancorp	760,189
49,300	Anworth Mortgage Asset Corp.	273,615
27,478	Apollo Commercial Real Estate Finance, Inc. REIT	516,861
85,300	Arbor Realty Trust, Inc. REIT	714,814
41,000	Ares Commercial Real Estate Corp. REIT	548,580
8,100	Arlington Asset Investment Corp., Class A	114,453
6,997	Asta Funding, Inc.*	57,375
17,400	Baldwin & Lyons, Inc., Class B	425,430
37,700	Banc of California, Inc.	780,390
12,400	Banco Latinoamericano de Comercio Exterior SA	343,976
25,400	Bancorp, Inc. (The)*	129,540
4,928	Banner Corp.	274,194
100,000	Beverly Hills Bancorp, Inc.*(b)	200
13,200	Blue Capital Reinsurance Holdings Ltd.	254,760
33,600	California First National Bancorp	544,320
4,211	Capital Bank Financial Corp., Class A	182,757

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

38,000	Capitol Bancorp Ltd.*(a)(b)	$0
31,400	Cherry Hill Mortgage Investment Corp. REIT	536,626
1,506	CIM Commercial Trust Corp. REIT	24,247
63,650	Citizens, Inc.*	472,919
101,200	Consumer Portfolio Services, Inc.*	476,652
2,189	Cowen Group, Inc., Class A*	32,725
31,777	Donegal Group, Inc., Class A	559,911
8,444	Donegal Group, Inc., Class B	130,882
48,540	Dynex Capital, Inc. REIT	344,149
19,200	Ellington Residential Mortgage REIT	281,472
31,050	EMC Insurance Group, Inc.	871,263
57,900	Enova International, Inc.*	859,815
27,600	Federal Agricultural Mortgage Corp., Class C	1,588,932
56,900	Federated National Holding Co.	991,767
26,200	First Defiance Financial Corp.	1,297,162
9,400	First Financial Corp.	446,500
36,700	First Merchants Corp.	1,443,044
38,000	First Place Financial Corp.*(a)(b)	0
42,000	First State Bancorporation*(a)(b)	0
660	Flagstar Bancorp, Inc.*	18,605
14,800	Franklin Financial Network, Inc.*	573,500
65,700	GAIN Capital Holdings, Inc.	547,281
11,500	GAMCO Investors, Inc., Class A	340,285
19,800	Great Ajax Corp. REIT	258,390
5,226	Great Western Bancorp, Inc.	221,635
7,100	Guaranty Bancorp	172,885
17,300	HCI Group, Inc.	788,534
28,900	Heritage Insurance Holdings, Inc.	369,053
2,858	Hilltop Holdings, Inc.	78,509
6,040	HomeTrust Bancshares, Inc.*	141,940
9,000	Houlihan Lokey, Inc.	310,050
42,700	Independence Holding Co.	794,220
7,100	Infinity Property & Casualty Corp.	678,050
6,300	Investors Title Co.	996,345
41,600	JMP Group, Inc.	252,512
16,500	Kansas City Life Insurance Co.	756,525
69,200	Manning & Napier, Inc.	394,440
28,890	Marlin Business Services Corp.	743,917
20,200	MidSouth Bancorp, Inc.	309,060
41,000	MutualFirst Financial, Inc.	1,293,550
5,300	National Security Group, Inc. (The)	85,224
3,200	National Western Life Group, Inc., Class A	973,312
12,400	Navigators Group, Inc. (The)	673,320
22,067	Nicholas Financial, Inc.*	234,572
37,700	OFG Bancorp.	444,860
24,000	Onebeacon Insurance Group Ltd., Class A	384,000
8,200	Oppenheimer Holdings, Inc., Class A	140,220
23,900	Orchid Island Capital, Inc. REIT	238,761

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

7,900	Pacific Mercantile Bancorp*	$59,645
2,468	Park Sterling Corp.	30,381
37,700	PennyMac Financial Services, Inc. Class A*	642,785
23,200	Peoples Bancorp, Inc.	734,512
7,300	Piper Jaffray Cos.	466,105
15,900	Provident Financial Holdings, Inc.	296,535
37,000	Regional Management Corp.*	718,910
5,100	Resource Capital Corp. REIT	49,827
9,100	Safety Insurance Group, Inc.	637,910
5,300	Simmons First National Corp., Class A	292,295
1,893	South State Corp.	169,139
29,500	Southwest Bancorp, Inc.	771,425
24,623	Sterling Bancorp	583,565
10,600	Stewart Information Services Corp.	468,308
6,100	Suffolk Bancorp	246,501
3,140	Sun Bancorp, Inc.	76,616
3,743	Sutherland Asset Management Corp. REIT	54,086
26,800	Unico American Corp.*	255,940
84,216	United Community Financial Corp.	702,361
19,000	United Western Bancorp, Inc.*(a)(b)	0
18,900	Walker & Dunlop, Inc.*	787,941
14,041	Western Asset Mortgage Capital Corp. REIT	137,181
16,800	Winthrop Realty Trust REIT*(b)	151,200

		38,380,787

Health Care — 3.38%
21,339	Aceto Corp.	337,370
30,600	Adeptus Health, Inc., Class A*	55,080
28,800	Albany Molecular Research, Inc.*	404,064
11,000	American Shared Hospital Services*	47,839
17,900	AngioDynamics, Inc.*	310,565
42,660	BioScrip, Inc.*	72,522
16,800	CONMED Corp.	746,088
5,300	Cross Country Healthcare, Inc.*	76,108
68,850	CryoLife, Inc.*	1,146,353
11,562	Five Star Quality Care, Inc.*	24,858
2,800	Invacare Corp.	33,320
5,300	Kewaunee Scientific Corp.	122,165
9,662	Kindred Healthcare, Inc.	80,678
15,000	MedCath Corp.*(a)(b)	0
42,300	PharMerica Corp.*	989,820
24,600	Triple-S Management Corp., Class B*	432,222

		4,879,052

Industrials — 19.12%
3,000	Aegion Corp.*	68,730
13,300	Aerojet Rocketdyne Holdings, Inc.*	288,610
13,500	Alamo Group, Inc.	1,028,565

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

47,907	Allied Motion Technologies, Inc.	$962,931
1,800	Altra Industrial Motion Corp.	70,110
47,700	Ameresco, Inc., Class A*	312,435
8,100	AMREP Corp.*	51,921
66,000	Arc Document Solutions, Inc.*	227,700
4,500	Argan, Inc.	297,675
30,500	CAI International, Inc.*	480,070
45,800	CBIZ, Inc.*	620,590
6,700	CDI Corp.*	57,285
8,774	CECO Environmental Corp.	92,215
55,700	Celadon Group, Inc.	364,835
10,678	Cenveo, Inc.*	53,604
2,400	Chicago Rivet & Machine Co.	97,272
3,960	Comfort Systems USA, Inc.	145,134
28,878	Compx International, Inc.	443,277
7,000	Douglas Dynamics, Inc.	214,550
25,500	Ducommun, Inc.*	734,145
2	Eagle Bulk Shipping, Inc.*	11
13,100	Eastern Co. (The)	280,340
8,480	Ecology and Environment, Inc., Class A	84,800
12,100	Encore Wire Corp.	556,600
44,600	Ennis, Inc.	758,200
1,300	EnPro Industries, Inc.	92,508
18,400	Espey Manufacturing & Electronics Corp.	423,200
27,000	Federal Signal Corp.	372,870
19,900	FLY Leasing Ltd. ADR*	261,088
414	Genco Shipping & Trading Ltd.*	5,175
13,400	Gibraltar Industries, Inc.*	552,080
22,100	Global Power Equipment Group, Inc.*	98,345
5,580	Golden Ocean Group Ltd.*	42,687
8,960	GP Strategies Corp.*	226,688
11,500	Graham Corp.	264,500
12,850	Greenbrier Cos., Inc. (The)	553,835
26,500	Griffon Corp.	653,225
19,250	Hardinge, Inc.	216,370
7,600	Hill International, Inc.*	31,540
23,350	International Shipholding Corp.*	212
11,830	Kadant, Inc.	702,111
2,600	Key Technology, Inc.*	34,476
9,600	Kimball International, Inc., Class B	158,400
3,908	Kratos Defense & Security Solutions, Inc.*	30,404
64,000	LECG Corp.*(a)(b)	0
16,200	LS Starrett Co. (The), Class A	170,100
44,250	LSI Industries, Inc.	446,483
17,400	Lydall, Inc.*	932,640
27,012	Marten Transport Ltd.	633,431
40,100	Meritor, Inc.*	686,913
72,000	Mesa Air Group, Inc.*(a)(b)	0

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

43,194	MFC Industrial Ltd.*	$76,885
39,700	Miller Industries, Inc.	1,046,095
16,000	Mistras Group, Inc.*	342,080
3,900	National Presto Industries, Inc.	398,580
19,500	Neff Corp., Class A*	379,275
29,200	NN, Inc.	735,840
4,600	Northwest Pipe Co.*	72,266
31,500	Orion Marine Group, Inc.*	235,305
42,900	PAM Transportation Services, Inc.*	698,841
137	Paragon Shipping, Inc., Class A*	3
9,440	Patrick Industries, Inc.*	669,296
25,000	RCM Technologies, Inc.*	119,000
43,100	Roadrunner Transportation Systems, Inc.*	296,097
18,500	Rush Enterprises, Inc., Class A*	611,980
22,000	Safe Bulkers, Inc.*	48,400
25,690	Sparton Corp.*	539,233
3,200	Standex International Corp.	320,480
49,820	Supreme Industries, Inc., Class A	1,009,353
14,082	Team, Inc.*	380,918
26,400	Textainer Group Holdings Ltd.	403,920
33,000	TRC Cos., Inc.*	575,850
2,900	Universal Forest Products, Inc.	285,766
13,900	USA Truck, Inc.*	102,165
11,100	Vectrus, Inc.*	248,085
17,000	Viad Corp.	768,400
24,200	Volt Information Sciences, Inc.*	166,980
15,000	Willdan Group, Inc.*	483,900
32,200	Willis Lease Finance Corp.*	719,670

		27,615,549

Information Technology — 9.12%
5,200	Black Box Corp.	46,540
15,000	Blucora, Inc.*	259,500
38,600	CIBER, Inc.*	15,440
50,000	Comarco, Inc.*	6,500
9,600	Communications Systems, Inc.	42,240
31,800	CTS Corp.	677,340
44,050	DHI Group, Inc.*	173,997
25,600	Digi International, Inc.*	304,640
24,700	Edgewater Technology, Inc.*	184,015
9,200	Electro Scientific Industries, Inc.*	64,124
10,400	ePlus, Inc.*	1,404,520
40,800	Everi Holdings, Inc.*	195,432
8,000	Exar Corp.*	104,080
4,200	Fabrinet*	176,526
31,400	Insight Enterprises, Inc.*	1,290,226
13,000	JinkoSolar Holding Co. Ltd. ADR*	215,410
4,800	Kemet Corp.*	57,600

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

26,100	Kimball Electronics, Inc.*	$442,395
18,300	Magal Security Systems Ltd.*	137,616
17,800	Methode Electronics, Inc.	811,680
21,532	Novanta, Inc.*	571,675
35,415	Optical Cable Corp.*	108,016
23,800	Park Electrochemical Corp.	425,068
41,200	PC Connection, Inc.	1,227,348
28,700	Perceptron, Inc.*	239,358
31,730	Photronics, Inc.*	339,511
39,674	Reis, Inc.	710,165
21,200	Richardson Electronics Ltd.	127,624
33,900	Rubicon Project, Inc. (The)*	199,671
24,600	Rudolph Technologies, Inc.*	551,040
60,100	Sigmatron International, Inc.*	297,495
2,433	STR Holdings, Inc.*	504
4,269	SYKES Enterprises, Inc.*	125,509
16,200	Systemax, Inc.	179,658
25,600	TESSCO Technologies, Inc.	401,920
13,200	Vishay Precision Group, Inc.*	208,560
650	WPCS International, Inc.*	897
47,600	XO Group, Inc.*	819,196
9,866	Zedge, Inc., Class B*	30,289

		13,173,325

Materials — 4.28%
46,290	American Vanguard Corp.	768,414
5,200	Ampco-Pittsburgh Corp.	73,060
37,000	Blue Earth Refineries, Inc.*(a)(b)	0
6,629	Centerra Gold, Inc.	38,514
15,700	China Green Agriculture, Inc.*	20,410
8,400	Friedman Industries, Inc.	54,348
35,790	FutureFuel Corp.	507,502
4,300	Hawkins, Inc.	210,700
5,100	Innospec, Inc.	330,225
17,200	KMG Chemicals, Inc.	792,404
11,500	Materion Corp.	385,825
5,640	Myers Industries, Inc.	89,394
1,700	Neenah Paper, Inc.	126,990
26	North American Palladium Ltd.*	106
16,100	Olympic Steel, Inc.	298,816
85,270	OMNOVA Solutions, Inc.*	844,173
870	Quaker Chemical Corp.	114,544
16,500	Rayonier Advanced Materials, Inc.	221,925
10,900	Real Industry, Inc.*	31,065
2,200	Stepan Co.	173,382
31,000	Trecora Resources*	344,100
22,200	Tredegar Corp.	389,610
7,800	Universal Stainless & Alloy Products, Inc.*	132,600

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

3,200	Vulcan International Corp.	$236,800

		6,184,907

Real Estate — 2.96%
13,200	Agree Realty Corp. REIT	633,072
37,100	Cedar Realty Trust, Inc. REIT	186,242
8,400	Forestar Group, Inc.*	114,660
11,342	Getty Realty Corp. REIT	286,612
23,500	MedEquities Realty Trust, Inc. REIT	263,435
23,100	Monmouth Real Estate Investment Corp. REIT	329,637
29,700	One Liberty Properties, Inc. REIT	693,792
17,400	Ramco-Gershenson Properties Trust REIT	243,948
8,100	RE/MAX Holdings, Inc. Class A	481,545
11,000	UMH Properties, Inc. REIT	167,310
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	222,048
47,200	Whitestone REIT	653,248

		4,275,549

Telecommunication Services — 0.47%
15,200	IDT Corp., Class B	193,344
25,800	Spok Holdings, Inc.	490,200

		683,544

Utilities — 3.84%
3,000	American States Water Co.	132,900
3,708	California Water Service Group	132,932
17,885	Chesapeake Utilities Corp.	1,237,642
16,200	Connecticut Water Service, Inc.	861,030
16,100	Delta Natural Gas Co., Inc.	488,635
22,300	Middlesex Water Co.	823,985
17,000	SJW Corp.	819,740
23,326	Unitil Corp.	1,050,370

		5,547,234

Total Common Stocks		141,476,482

(Cost $106,895,900)
Preferred Stocks — 0.71%
3,122	Alere, Inc.	1,024,016

Total Preferred Stocks		1,024,016

(Cost $504,723)
Exchange Traded Funds — 0.10%
750	iShares Russell Microcap Index Fund	64,237

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

4,400	PowerShares Zacks Micro Cap Portfolio	$80,674

Total Exchange Traded Funds		144,911

(Cost $57,304)

Rights/Warrants — 0.20%
444	Basic Energy Services, Inc. Warrants*	0
724	Eagle Bulk Shipping, Inc. Warrants, Expire 10/15/21*	65
992	Genco Shipping & Trading Ltd. Warrants, Expire 7/9/21*	149
6,100	Media General, Inc. Rights*	0
703	Swift Energy Co. Warrants*(b)	0
703	Swift Energy Co. Warrants*(b)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	147,702
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	134,079

Total Rights/Warrants		281,995

(Cost $73,488)

Principal Amount		Value

Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)	$0
1,625	Trenwick America Corp.*(a)(b)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 1.13%
1,638,349	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	1,638,349

Total Investment Company		1,638,349

(Cost $1,638,349)

Total Investments		$144,565,753
(Cost $109,169,764)(d) — 100.10%

Liabilities in excess of other assets — (0.10)%		(148,196)

NET ASSETS — 100.00%		$144,417,557

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2017 (Unaudited)

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Affiliated investment.
(d)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

March 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 99.56%
Consumer Discretionary — 16.96%
4,033	Brunswick Corp.	$246,820
3,179	Foot Locker, Inc.	237,821
12,843	ILG, Inc.	269,189
2,350	Interpublic Group of Cos., Inc. (The)	57,739
477	Lear Corp.	67,534
3,350	Lennar Corp. Class A	171,487
1,552	Lithia Motors, Inc., Class A	132,929
930	Mohawk Industries, Inc.*	213,426
4,761	Newell Rubbermaid, Inc.	224,576
4,615	Toll Brothers, Inc.*	166,648
9,910	Tri Pointe Group, Inc.*	124,271
64	Whirlpool Corp.	10,965
780	Williams-Sonoma, Inc.	41,824

		1,965,229

Consumer Staples — 0.50%
440	JM Smucker Co., (The)	57,675

Energy — 15.92%
1,950	Cabot Oil & Gas Corp.	46,625
12,516	Callon Petroleum Co.*	164,710
1,250	Concho Resources, Inc.*	160,425
8,840	Extraction Oil & Gas, Inc.*	163,982
9,613	Keane Group, Inc.*	137,466
4,296	Newfield Exploration Co.*	158,565
3,100	Noble Energy, Inc.	106,454
9,170	Parsley Energy, Inc., Class A*	298,117
9,593	Range Resources Corp.	279,156
3,480	Tesoro Corp.	282,089
4,998	Whiting Petroleum Corp.*	47,281

		1,844,870

Financials — 17.79%
21,789	AmTrust Financial Services, Inc.	402,225
5,227	Citizens Financial Group, Inc.	180,593
1,937	Hartford Financial Services Group, Inc. (The)	93,112
9,500	Huntington Bancshares, Inc.	127,205
4,140	Invesco Ltd.	126,808
330	Lincoln National Corp.	21,599
15,193	National General Holdings Corp.	360,986
1,370	Signature Bank*	203,294
1,109	SVB Financial Group*	206,374
9,030	Synchrony Financial	309,729
760	XL Group Ltd.	30,294

		2,062,219

Health Care — 11.18%
1,772	Centene Corp.*	126,273

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

3,974	Envision Healthcare Corp.*	$243,686
3,820	Jazz Pharmaceuticals Plc*	554,397
200	Laboratory Corp. of America Holdings*	28,694
7,698	Mallinckrodt Plc*	343,100

		1,296,150

Industrials — 4.98%
1,972	Alaska Air Group, Inc.	181,858
750	Carlisle Cos., Inc.	79,807
2,152	Oshkosh Corp.	147,606
1,096	Ryder System, Inc.	82,682
1,599	Spirit Airlines, Inc.*	84,859

		576,812

Information Technology — 15.15%
1,431	Arrow Electronics, Inc.*	105,050
1,940	Cavium, Inc.*	139,020
3,387	Integrated Device Technology, Inc.*	80,170
2,527	LAM Research Corp.	324,366
3,184	MACOM Technology Solutions Holdings, Inc.*	153,787
3,990	Microsemi Corp.*	205,605
16,670	On Semiconductor Corp.*	258,218
4,490	Western Digital Corp.	370,560
1,312	Zebra Technologies Corp., Class A*	119,720

		1,756,496

Materials — 5.67%
3,522	Crown Holdings, Inc.*	186,490
7,519	Steel Dynamics, Inc.	261,360
4,023	WestRock Co.	209,317

		657,167

Real Estate — 5.06%
210	Alexandria Real Estate Equities, Inc. REIT	23,209
650	Apartment Investment & Management Co. REIT, Class A	28,827
40	Boston Properties, Inc. REIT	5,296
3,769	Colony Starwood Homes REIT	127,957
540	Extra Space Storage, Inc. REIT	40,171
3,540	First Industrial Realty Trust, Inc. REIT	94,270
2,294	Healthcare Trust of America, Inc. REIT, Class A	72,169
4,250	Invitation Homes, Inc. REIT*	92,777
3,000	Weyerhaeuser Co. REIT	101,940

		586,616

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

Utilities — 6.35%
5,180	CMS Energy Corp.	$231,753
1,931	DTE Energy Co.	197,174
1,750	Edison International	139,317
10,310	Vistra Energy Corp.	168,053

		736,297

Total Common Stocks		11,539,531

(Cost $11,178,585)
Investment Company — 0.81%
93,794	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	93,794

Total Investment Company		93,794

(Cost $93,794)

Total Investments		$11,633,325
(Cost $11,272,379)(b) — 100.37%

Liabilities in excess of other assets — (0.37)%		(43,309)

NET ASSETS — 100.00%		$11,590,016

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

38

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

March 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 96.14%
Consumer Discretionary — 12.43%
29,750	American Outdoor Brands Corp.*	$589,347
13,310	Carriage Services, Inc.	360,967
29,070	Dana Holding Corp.	561,342
56,350	Gray Television, Inc.*	817,075
43,040	Libbey, Inc.	627,523
20,680	Motorcar Parts of America, Inc.*	635,496
22,760	New Media Investment Group, Inc.	323,420
8,800	Red Robin Gourmet Burgers, Inc.*	514,360
23,500	Steven Madden Ltd.*	905,925
24,360	Tandy Leather Factory, Inc.*	199,752
29,200	Taylor Morrison Home Corp., Class A*	622,544
24,200	Unifi, Inc.*	687,038
10,420	Universal Electronics, Inc.*	713,770

		7,558,559

Consumer Staples — 2.07%
38,550	Dean Foods Co.	757,893
6,880	John B Sanfilippo & Son, Inc.	503,547

		1,261,440

Energy — 3.95%
35,100	Callon Petroleum Co.*	461,916
34,650	Delek US Holdings, Inc.	840,955
16,230	Gulfport Energy Corp.*	278,994
46,940	Ring Energy, Inc.*	507,891
7,570	RSP Permian, Inc.*	313,625

		2,403,381

Financials — 27.48%
7,580	American Financial Group, Inc.	723,284
10,520	AMERISAFE, Inc.	682,748
27,060	AmTrust Financial Services, Inc.	499,528
22,270	Chemical Financial Corp.	1,139,111
28,010	CoBiz Financial, Inc.	470,568
11,030	Community Bank System, Inc.	606,429
82,030	Compass Diversified Holdings	1,361,698
28,479	Hanmi Financial Corp.	875,729
41,020	Heritage Financial Corp.	1,015,245
7,610	LegacyTexas Financial Group, Inc.	303,639
30,000	Mercantile Bank Corp.	1,032,000
14,720	National General Holdings Corp.	349,747
4,790	Northrim BanCorp, Inc.	143,939
33,760	Pacific Premier Bancorp, Inc.*	1,301,448
12,400	ProAssurance Corp.	747,100
7,160	Reinsurance Group of America, Inc.	909,177
5,960	Safeguard Scientifics, Inc.*	75,692

39

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

29,830	Sterling Bancorp	$706,971
27,530	Synovus Financial Corp.	1,129,281
15,930	Texas Capital Bancshares, Inc.*	1,329,358
47,330	United Community Banks, Inc.	1,310,568

		16,713,260

Health Care — 3.12%
18,090	Globus Medical, Inc., Class A*	535,826
15,100	PharMerica Corp.*	353,340
2,940	Teleflex, Inc.	569,566
5,350	West Pharmaceutical Services, Inc.	436,613

		1,895,345

Industrials — 19.46%
115,528	ACCO Brands Corp.*	1,519,193
64,270	Casella Waste Systems, Inc., Class A*	906,850
16,660	Columbus McKinnon Corp.	413,501
31,063	Ducommun, Inc.*	894,304
17,240	EnerSys, Inc.	1,360,926
22,430	Ennis, Inc.	381,310
25,570	Greenbrier Cos., Inc. (The)	1,102,067
15,650	Herman Miller, Inc.	493,757
2,650	Kirby Corp.*	186,957
11,260	Lydall, Inc.*	603,536
12,370	Marten Transport Ltd.	290,077
36,190	NN, Inc.	911,988
11,815	Patrick Industries, Inc.*	837,684
34,380	PGT, Inc.*	369,585
19,040	Spirit Airlines, Inc.*	1,010,453
27,290	Supreme Industries, Inc., Class A	552,895

		11,835,083

Information Technology — 7.71%
4,440	Coherent, Inc.*	913,042
41,840	Novanta, Inc.*	1,110,852
34,280	PC Connection, Inc.	1,021,201
31,490	Sapiens International Corp.	405,591
5,970	Synaptics, Inc.*	295,575
7,650	Take-Two Interactive Software, Inc.*	453,415
30,760	Vishay Precision Group, Inc.*	486,008

		4,685,684

Materials — 5.74%
5,200	Kaiser Aluminum Corp.	415,480
21,650	Koppers Holdings, Inc.*	916,878
110,580	OMNOVA Solutions, Inc.*	1,094,742
13,320	Reliance Steel & Aluminum Co.	1,065,866

		3,492,966

40

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2017 (Unaudited)

Shares		Value

Real Estate — 9.03%
20,090	Columbia Property Trust, Inc. REIT	$447,003
17,300	Community Healthcare Trust, Inc., REIT	413,470
8,850	CubeSmart, REIT	229,746
53,830	DiamondRock Hospitality Co. REIT	600,204
15,900	DuPont Fabros Technology, Inc. REIT	788,481
3,110	EastGroup Properties, Inc. REIT	228,678
10,366	Gramercy Property Trust, REIT	272,626
20,600	LaSalle Hotel Properties REIT	596,370
12,370	National Storage Affiliates Trust, REIT	295,643
25,620	Physicians Realty Trust, REIT	509,069
12,900	Rexford Industrial Realty, Inc. REIT	290,508
20,280	STAG Industrial, Inc. REIT	507,406
11,250	Terreno Realty Corp. REIT	315,000

		5,494,204

Utilities — 5.15%
13,720	NorthWestern Corp.	805,364
22,280	Portland General Electric Co.	989,678
19,790	Spire, Inc.	1,335,825

		3,130,867

Total Common Stocks		58,470,789

(Cost $56,733,844)
Investment Company — 8.69%
5,281,489	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	5,281,489

Total Investment Company		5,281,489

(Cost $5,281,489)

Total Investments		$63,752,278
(Cost $62,015,333)(b) — 104.83%

Liabilities in excess of other assets — (4.83)%		(2,934,745)

NET ASSETS — 100.00%		$60,817,533

41

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2017 (Unaudited)

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See Notes to Financial Statements.

42

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund	RBC Small Cap Value Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $59,807,721, $46,544,330, $184,449,411, $107,531,415, $11,178,585 and $56,733,844, respectively)	$77,057,860	$84,280,267	$269,629,864	$142,927,404	$11,539,531		$58,470,789
Affiliated investments (cost $1,513,558, $682,519, $10,567,234, $1,638,349, $93,794 and $5,281,489, respectively)	1,513,558	682,519	10,567,234	1,638,349	93,794		5,281,489
Interest and dividends receivable	16,332	17,717	133,984	197,919	12,721		69,419
Receivable from advisor	—	—	—	—	9,420		—
Receivable for capital shares issued	356,490	—	267,522	29,490	6,040		682,407
Receivable for investments sold	—	—	1,953,167	—	186,004		—
Prepaid expenses	40,523	21,045	75,744	22,538	17,331		25,939

Total Assets	78,984,763	85,001,548	282,627,515	144,815,700	11,864,841		64,530,043

Liabilities:
Payable for capital shares redeemed	550	—	121,243	232,663	—		—
Payable for investments purchased	—	245,589	1,255,403	—	246,182		3,665,110
Accrued expenses and other payables:
Investment advisory fees	31,110	57,571	147,758	91,887	—		28,053
Administration fees	5,306	6,132	18,822	10,012	687		—
Audit fees	19,279	19,294	19,250	19,543	19,309		19,264
Trustees’ fees	—	141	—	51	—		—
Distribution fees	3,238	247	264	—	62		—
Shareholder reports	1,314	3,807	6,073	4,823	520		—
Transfer agent fees	10,822	17,189	56,947	35,439	1,669		—
Other	2,388	3,113	5,199	3,725	6,396		83

Total Liabilities	74,007	353,083	1,630,959	398,143	274,825		3,712,510

Net Assets	$78,910,756	$84,648,465	$280,996,556	$144,417,557	$11,590,016		$60,817,533

Net Assets Consist Of:
Capital	$52,831,370	$36,540,761	$196,281,563	$98,527,329	$11,126,811		$58,642,614
Undistributed net investment income (loss)	(273,805)	(267,344)	(184,693)	82,258	14,955		46,548
Accumulated net realized gains (losses) from investment transactions and foreign currency	9,103,052	10,639,111	(280,767)	10,411,981	87,304		391,426
Net unrealized appreciation on investments and foreign currency	17,250,139	37,735,937	85,180,453	35,395,989	360,946		1,736,945

Net Assets	$78,910,756	$84,648,465	$280,996,556	$144,417,557	$11,590,016		$60,817,533

Net Assets:
Class A	$11,226,150	$1,327,457	$12,984,516	$7,970,087	$67,328	$	N/A
Class I	67,674,001	83,321,008	268,001,827	136,447,470	11,522,688		57,647,096
Class R6	10,605	N/A	10,213	N/A	N/A		3,170,437

Total	$78,910,756	$84,648,465	$280,996,556	$144,417,557	$11,590,016		$60,817,533

43

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund		RBC Microcap Value Fund	RBC Mid Cap Value Fund	RBC Small Cap Value Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	819,028	56,428	356,831		262,127	5,772	N/A
Class I	4,474,388	3,434,144	7,088,809		4,484,795	994,677	4,576,065
Class R6	701	N/A	270		N/A	N/A	250,375
Total	5,294,117	3,490,572	7,445,910		4,746,922	1,000,449	4,826,440

Net Asset Values and Redemption Prices per Share:
Class A(a)	$ 13.71	$ 23.52	$ 36.39		$ 30.41	$ 11.66	$ N/A
Class I	$ 15.12	$ 24.26	$ 37.81		$30.42	$ 11.58	$ 12.60
Class R6	$ 15.13	N/A	$ 37.84	(b)	N/A	N/A	$ 12.66

Maximum Offering Price Per Share:
Class A	$ 14.55	$ 24.95	$ 38.61		$ 32.27	$ 12.37	$ N/A
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%		5.75%	5.75%	N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.
(b)	Net asset value is calculated using unrounded net assets of $10,212.76 divided by the unrounded shares outstanding of 269.91.

See Notes to Financial Statements.

44

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund	RBC Small Cap Value Fund
Investment Income:
Dividend income - unaffiliated	$248,815	$571,856	$1,869,766	$1,454,427	$43,321	$181,908
Dividend income - affiliated	3,579	4,373	18,006	2,293	701	4,982
Foreign tax withholding	(771)	(464)	—	(741)	—	—

Total Investment Income	251,623	575,765	1,887,772	1,455,979	44,022	186,890

Expenses:
Investment advisory fees	275,732	468,726	1,143,310	694,869	23,014	83,876
Distribution fees - Class A	14,434	1,774	16,295	11,055	74	—
Accounting fees	14,572	15,124	19,328	16,463	12,767	13,127
Administration fees	29,543	37,814	100,880	57,906	2,466	—
Audit fees	17,997	18,011	17,966	18,260	18,026	17,981
Custodian fees	1,792	1,960	3,817	1,147	12,717	1,554
Insurance fees	1,734	1,734	1,735	1,734	1,735	1,734
Legal fees	5,416	2,409	18,579	3,460	193	485
Registration and filing fees	24,007	18,726	24,275	19,168	16,238	18,140
Shareholder reports	5,625	9,686	16,634	17,001	609	307
Transfer agent fees - Class A	14,300	3,612	12,617	18,041	1,844	—
Transfer agent fees - Class I	24,199	48,144	155,691	101,516	3,007	3,201
Transfer agent fees - Class R6	2,194	—	2,194	—	—	2,194
Trustees’ fees	2,256	2,766	6,763	4,022	132	214
Other fees	4,876	5,145	7,006	12,091	3,636	4,262

Total expenses before fee waiver/reimbursement	438,677	635,631	1,547,090	976,733	96,458	147,075
Expenses waived/reimbursed by:
Advisor	(89,427)	(89,336)	(320,232)	(139,557)	(78,301)	(42,250)

Net Expenses	349,250	546,295	1,226,858	837,176	18,157	104,825

Net Investment Income (Loss)	(97,627)	29,470	660,914	618,803	25,865	82,065

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	9,399,463	10,916,365	4,751,701	10,442,229	250,408	434,480
Net change in unrealized appreciation/depreciation on investments and foreign currency	(5,938,864)	(538,014)	15,097,900	4,454,040	133,892	1,106,591

Net realized/unrealized gains from investments	3,460,599	10,378,351	19,849,601	14,896,269	384,300	1,541,071

Change in net assets resulting from operations	$3,362,972	$10,407,821	$20,510,515	$15,515,072	$410,165	$1,623,136

See Notes to Financial Statements.

45

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(97,627)	$(153,273)
Net realized gains from investment transactions	9,399,463	5,351,638
Net change in unrealized appreciation/depreciation on investments	(5,938,864)	4,438,779

Change in net assets resulting from operations	3,362,972	9,637,144

Distributions to Class A Shareholders:
From net realized gains	(886,609)	(1,355,182)

Distributions to Class I Shareholders:
From net realized gains	(4,241,939)	(5,590,012)

Distributions to Class R6 Shareholders:
From net realized gains	(682)	—

Change in net assets resulting from shareholder distributions	(5,129,230)	(6,945,194)

Capital Transactions:
Proceeds from shares issued	7,843,106	32,011,667
Distributions reinvested	5,053,916	6,849,002
Cost of shares redeemed	(30,392,438)	(10,385,986)

Change in net assets resulting from capital transactions	(17,495,416)	28,474,683

Net Increase (decrease) in net assets	(19,261,674)	31,166,633

Net Assets:
Beginning of period	98,172,430	67,005,797

End of period	$78,910,756	$98,172,430

Distributions in excess of net investment income	$(273,805)	$(176,178)

Share Transactions:
Issued	524,477	2,124,305
Reinvested	356,322	502,417
Redeemed	(2,104,694)	(739,325)

Change in shares resulting from capital transactions	(1,223,895)	1,887,397

See Notes to Financial Statements.

46

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$29,470	$(96,315)
Net realized gains from investment transactions	10,916,365	817,844
Net change in unrealized appreciation/depreciation on investments	(538,014)	12,099,665

Change in net assets resulting from operations	10,407,821	12,821,194

Distributions to Class A Shareholders:
From net investment income	(384)	—
From net realized gains	(13,842)	(80,685)

Distributions to Class I Shareholders:
From net investment income	(257,301)	(257,698)
From net realized gains	(962,243)	(5,807,743)

Change in net assets resulting from shareholder distributions	(1,233,770)	(6,146,126)

Capital Transactions:
Proceeds from shares issued	383,818	526,008
Distributions reinvested	1,163,116	5,812,298
Cost of shares redeemed	(30,458,568)	(14,275,233)

Change in net assets resulting from capital transactions	(28,911,634)	(7,936,927)

Net decrease in net assets	(19,737,583)	(1,261,859)

Net Assets:
Beginning of period	104,386,048	105,647,907

End of period	$84,648,465	$104,386,048

Distributions in excess of net investment income	$(267,344)	$(39,129)

Share Transactions:
Issued	16,106	26,485
Reinvested	47,684	299,718
Redeemed	(1,282,809)	(705,606)

Change in shares resulting from capital transactions	(1,219,019)	(379,403)

See Notes to Financial Statements.

47

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$660,914	$(46,959)
Net realized gains (losses) from investment transactions	4,751,701	(4,150,947)
Net change in unrealized appreciation/depreciation on investments	15,097,900	45,588,780

Change in net assets resulting from operations	20,510,515	41,390,874

Distributions to Class A Shareholders:
From net realized gains	—	(154,785)

Distributions to Class I Shareholders:
From net investment income	(436,339)	(164,209)
From net realized gains	—	(3,088,120)

Distributions to Class R6 Shareholders:
From net investment income	(9)	—

Change in net assets resulting from shareholder distributions	(436,348)	(3,407,114)

Capital Transactions:
Proceeds from shares issued	39,988,294	39,090,686
Distributions reinvested	428,287	3,250,461
Cost of shares redeemed	(37,167,070)	(56,191,638)

Change in net assets resulting from capital transactions	3,249,511	(13,850,491)

Net increase in net assets	23,323,678	24,133,269

Net Assets:
Beginning of period	257,672,878	233,539,609

End of period	$280,996,556	$257,672,878

Distributions in excess of net investment income	$(184,693)	$(409,259)

Share Transactions:
Issued	1,064,768	1,283,885
Reinvested	11,150	107,253
Redeemed	(1,037,780)	(1,879,937)

Change in shares resulting from capital transactions	38,138	(488,799)

See Notes to Financial Statements.

48

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$618,803	$557,988
Net realized gains from investment transactions	10,442,229	8,082,929
Net change in unrealized appreciation/depreciation on investments	4,454,040	10,518,615

Change in net assets resulting from operations	15,515,072	19,159,532

Distributions to Class A Shareholders:
From net investment income	(20,416)	(30,869)
From net realized gains	(463,470)	(112,251)

Distributions to Class I Shareholders:
From net investment income	(715,339)	(726,945)
From net realized gains	(7,603,069)	(1,415,402)

Change in net assets resulting from shareholder distributions	(8,802,294)	(2,285,467)

Capital Transactions:
Proceeds from shares issued	5,321,785	17,491,384
Distributions reinvested	7,402,253	1,959,231
Cost of shares redeemed	(25,468,028)	(26,310,976)

Change in net assets resulting from capital transactions	(12,743,990)	(6,860,361)

Net increase (decrease) in net assets	(6,031,212)	10,013,704

Net Assets:
Beginning of period	150,448,769	140,435,065

End of period	$144,417,557	$150,448,769

Undistributed net investment income	$82,258	$199,210

Share Transactions:
Issued	173,411	663,449
Reinvested	234,100	74,270
Redeemed	(830,696)	(986,502)

Change in shares resulting from capital transactions	(423,185)	(248,783)

See Notes to Financial Statements.

49

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Mid Cap Value Fund
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$25,865	$30,572
Net realized gains from investment transactions	250,408	101,970
Net change in unrealized appreciation/depreciation on investments	133,892	615,657

Change in net assets resulting from operations	410,165	748,199

Distributions to Class A Shareholders:
From net realized gains	(1,315)	(55)

Distributions to Class I Shareholders:
From net investment income	(23,711)	(34,471)
From net realized gains	(123,435)	(561,287)

Change in net assets resulting from shareholder distributions	(148,461)	(595,813)

Capital Transactions:
Proceeds from shares issued	7,377,049	3,506,630
Distributions reinvested	148,040	591,666
Cost of shares redeemed	(133,740)	(5,362,198)

Change in net assets resulting from capital transactions	7,391,349	(1,263,902)

Net increase (decrease) in net assets	7,653,053	(1,111,516)

Net Assets
Beginning of period	3,936,963	5,048,479

End of period	$11,590,016	$3,936,963

Undistributed net investment income	$14,955	$12,801

Share Transactions:
Issued	638,772	358,613
Reinvested	12,917	56,516
Redeemed	(11,676)	(503,848)

Change in shares resulting from capital transactions	640,013	(88,719)

See Notes to Financial Statements.

50

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Small Cap Value Fund
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$82,065	$43,710
Net realized gains from investment transactions	434,480	126,690
Net change in unrealized appreciation/depreciation on investments	1,106,591	816,465

Change in net assets resulting from operations	1,623,136	986,865

Distributions to Class I Shareholders:
From net investment income	(42,304)	(82,471)
From net realized gains	(171,674)	(40,742)

Distributions to Class R6 Shareholders:
From net realized gains	(178)	—

Change in net assets resulting from shareholder distributions	(214,156)	(123,213)

Capital Transactions:
Proceeds from shares issued	56,790,746	59,136
Distributions reinvested	209,696	119,352
Cost of shares redeemed	(3,718,845)	—

Change in net assets resulting from capital transactions	53,281,597	178,488

Net increase in net assets	54,690,577	1,042,140
Net Assets:
Beginning of period	6,126,956	5,084,816

End of period	$60,817,533	$6,126,956

Undistributed net investment income	$46,548	$6,787

Share Transactions:
Issued	4,569,256	6,062
Reinvested	16,642	12,254
Redeemed	(300,238)	—

Change in shares resulting from capital transactions	4,285,660	18,316

See Notes to Financial Statements.

51

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2017 (Unaudited)	$13.92	(0.03)(a)	0.86	(b)	0.83	(1.04)	(1.04)	$13.71
Year Ended September 30, 2016	13.57	(0.06)(a)	1.95	(b)	1.89	(1.54)	(1.54)	13.92
Year Ended September 30, 2015	15.60	(0.08)(a)	0.53	(b)	0.45	(2.48)	(2.48)	13.57
Year Ended September 30, 2014	16.10	(0.11)(a)	0.77	(b)	0.66	(1.16)	(1.16)	15.60
Year Ended September 30, 2013	14.61	(0.09)(a)	3.35	(b)	3.26	(1.77)	(1.77)	16.10
Year Ended September 30, 2012	11.41	(0.10)(a)	3.30	(b)	3.20	—	—	14.61
Class I
Six Months Ended March 31, 2017 (Unaudited)	$15.24	(0.02)(a)	0.94	(b)	0.92	(1.04)	(1.04)	$15.12
Year Ended September 30, 2016	14.68	(0.03)(a)	2.13	(b)	2.10	(1.54)	(1.54)	15.24
Year Ended September 30, 2015	16.65	(0.05)(a)	0.56	(b)	0.51	(2.48)	(2.48)	14.68
Year Ended September 30, 2014	17.07	(0.08)(a)	0.82	(b)	0.74	(1.16)	(1.16)	16.65
Year Ended September 30, 2013	15.34	(0.06)(a)	3.56	(b)	3.50	(1.77)	(1.77)	17.07
Year Ended September 30, 2012	11.95	(0.07)(a)	3.46	(b)	3.39	—	—	15.34
Class R6
Period Ended March 31, 2017 (Unaudited)(c)	$15.30	(0.01)(a)	0.88	(b)	0.87	(1.04)	(1.04)	$15.13

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

See Notes to Financial Statements.

52

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2017 (Unaudited)	6.34%(b)	$ 11,226	1.10%(c)	(0.44%)(c)	1.47%(c)	7%
Year Ended September 30, 2016	14.99%	12,106	1.10%	(0.43%)	1.46%	14%
Year Ended September 30, 2015	2.20%	12,070	1.10%	(0.56%)	1.45%	18%
Year Ended September 30, 2014	3.90%	12,503	1.14%†	(0.70%)	1.47%	17%
Year Ended September 30, 2013	25.08%	13,620	1.35%	(0.65%)	1.46%	16%
Year Ended September 30, 2012	28.16%	29,755	1.35%	(0.77%)	1.60%	10%
Class I
Six Months Ended March 31, 2017 (Unaudited)	6.38%(b)	$ 67,674	0.85%(c)	(0.22%)(c)	1.05%(c)	7%
Year Ended September 30, 2016	15.32%	86,067	0.85%	(0.18%)	1.05%	14%
Year Ended September 30, 2015	2.44%	54,935	0.85%	(0.31%)	1.07%	18%
Year Ended September 30, 2014	4.16%	56,329	0.89%†	(0.45%)	1.04%	17%
Year Ended September 30, 2013	25.48%	61,546	1.10%	(0.40%)	1.20%	16%
Year Ended September 30, 2012	28.37%	32,825	1.10%	(0.52%)	1.35%	10%
Class R6
Period Ended March 31, 2017 (Unaudited)(d)	6.04%(b)	$ 11	0.80%(c)	(0.14%)(c)	59.76%(c)	7%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
†	Beginning November 27, 2013, the net operating expenses were contractually limited to 1.10% and 0.85% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2014.
(a)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

See Notes to Financial Statements.

53

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2017 (Unaudited)	$ 21.49	(0.03)(a)	2.28	—	2.25	(0.01)	(0.21)	(0.22)	$ 23.52
Year Ended September 30, 2016	20.16	(0.07)(a)	2.59	(b)	2.52	—	(1.19)	(1.19)	21.49
Year Ended September 30, 2015	25.16	(0.07)(a)	(1.72)	(b)	(1.79)	—	(3.21)	(3.21)	20.16
Year Ended September 30, 2014	26.48	(0.12)(a)	(0.52)	(b)	(0.64)	—	(0.68)	(0.68)	25.16
Year Ended September 30, 2013	19.45	0.06(a)	6.99	(b)	7.05	(0.02)	—	(0.02)	26.48
Year Ended September 30, 2012	14.27	(0.02)(a)	5.20	(b)	5.18	—	—	—	19.45
Class I
Six Months Ended March 31, 2017 (Unaudited)	$ 22.17	0.01(a)	2.35	—	2.36	(0.06)	(0.21)	(0.27)	$ 24.26
Year Ended September 30, 2016	20.77	(0.02)(a)	2.66	(b)	2.64	(0.05)	(1.19)	(1.24)	22.17
Year Ended September 30, 2015	25.77	(0.02)(a)	(1.77)	(b)	(1.79)	—	(3.21)	(3.21)	20.77
Year Ended September 30, 2014	27.05	(0.06)(a)	(0.53)	(b)	(0.59)	(0.01)	(0.68)	(0.69)	25.77
Year Ended September 30, 2013	19.85	0.10(a)	7.16	(b)	7.26	(0.06)	—	(0.06)	27.05
Year Ended September 30, 2012	14.53	0.12(a)	5.20	(b)	5.32	—	—	—	19.85

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See Notes to Financial Statements.

54

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2017 (Unaudited)	10.46%(b)	$ 1,327	1.33%(c)	(0.22%)(c)	1.92%(c)	20%
Year Ended September 30, 2016	13.31%	1,303	1.33%	(0.35%)	2.00%	11%
Year Ended September 30, 2015	(8.73%)	1,410	1.33%	(0.30%)	1.85%	16%
Year Ended September 30, 2014	(2.62%)	2,708	1.33%	(0.45%)	1.75%	19%
Year Ended September 30, 2013	36.31%	3,025	1.33%	0.25%	1.54%	16%
Year Ended September 30, 2012	36.30%	1,387	1.33%	(0.12%)	1.58%	13%
Class I
Six Months Ended March 31, 2017 (Unaudited)	10.64%(b)	$ 83,321	1.08%(c)	0.06%(c)	1.25%(c)	20%
Year Ended September 30, 2016	13.56%	103,083	1.08%	(0.09%)	1.25%	11%
Year Ended September 30, 2015	(8.50%)	104,237	1.08%	(0.09%)	1.21%	16%
Year Ended September 30, 2014	(2.36%)	124,229	1.08%	(0.20%)	1.20%	19%
Year Ended September 30, 2013	36.69%	138,882	1.08%	0.44%	1.29%	16%
Year Ended September 30, 2012	36.61%	27	0.99%	0.67%	1.26%	13%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

55

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2017 (Unaudited)	$33.53	0.05(a)	2.81	(b)	2.86	—	—	—	$36.39
Year Ended September 30, 2016	28.55	(0.07)(a)	5.46	(b)	5.39	—	(0.41)	(0.41)	33.53
Year Ended September 30, 2015	30.66	(0.04)(a)	(0.91)	(b)	(0.95)	—	(1.16)	(1.16)	28.55
Year Ended September 30, 2014	30.53	(0.09)(a)	1.04	(b)	0.95	—	(0.82)	(0.82)	30.66
Year Ended September 30, 2013	24.45	0.09(a)	7.65	(b)	7.74	(0.08)	(1.58)	(1.66)	30.53
Year Ended September 30, 2012	20.02	(0.06)(a)	5.89	(b)	5.83	—	(1.40)	(1.40)	24.45
Class I(c)
Six Months Ended March 31, 2017 (Unaudited)	$34.85	0.09(a)	2.93	(b)	3.02	(0.06)	—	(0.06)	$37.81
Year Ended September 30, 2016	29.61	—(a)(b)	5.67	(b)	5.67	(0.02)	(0.41)	(0.43)	34.85
Year Ended September 30, 2015	31.68	0.04(a)	(0.95)	(b)	(0.91)	—	(1.16)	(1.16)	29.61
Year Ended September 30, 2014	31.45	(0.01)(a)	1.06	(b)	1.05	—	(0.82)	(0.82)	31.68
Year Ended September 30, 2013	25.11	0.12(a)	7.92	(b)	8.04	(0.12)	(1.58)	(1.70)	31.45
Year Ended September 30, 2012	20.49	—(a)(b)	6.02	(b)	6.02	—	(1.40)	(1.40)	25.11
Class R6
Period Ended March 31, 2017 (Unaudited)(d)	$37.08	0.11(a)	0.68	(b)	0.79	(0.03)	—	(0.03)	$37.84

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.
(d)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

See Notes to Financial Statements.

56

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2017 (Unaudited)	8.53%(b)	$ 12,985	1.15%(c)	0.31%(c)	1.45%(c)	16%
Year Ended September 30, 2016	19.07%	12,960	1.15%	(0.23%)	1.47%	20%
Year Ended September 30, 2015	(3.47%)	7,303	1.15%	(0.13%)	1.34%	36%
Year Ended September 30, 2014	3.05%	8,971	1.15%	(0.30%)	1.57%	29%
Year Ended September 30, 2013	33.57%	9,186	1.17%†	0.34%	1.48%	26%
Year Ended September 30, 2012	29.76%	4,117	1.30%	(0.27%)	1.77%	35%
Class I(d)
Six Months Ended March 31, 2017 (Unaudited)	8.67%(b)	$ 268,002	0.90%(c)	0.50%(c)	1.13%(c)	16%
Year Ended September 30, 2016	19.35%	244,713	0.90%	(0.01%)	1.13%	20%
Year Ended September 30, 2015	(3.22%)	226,237	0.90%	0.11%	1.13%	36%
Year Ended September 30, 2014	3.29%	209,104	0.90%	(0.04%)	1.13%	29%
Year Ended September 30, 2013	33.96%	138,426	0.90%†	0.47%	1.20%	26%
Year Ended September 30, 2012	30.08%	53,147	1.05%	(0.01%)	1.52%	35%
Class R6
Period Ended March 31, 2017 (Unaudited)(e)	2.13%(b)	$10	0.87%(c)	0.78%(c)	59.89%(c)	16%

*	Excludes sales charge.
†	Beginning November 27, 2012, the net operating expenses were contractually limited to 1.15% and 0.90% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2013.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.
(e)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

See Notes to Financial Statements.

57

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2017 (Unaudited)	$29.05	0.08(a)	2.96	(b)	3.04	(0.07)	(1.61)	(1.68)	$30.41
Year Ended September 30, 2016	25.88	0.04(a)	3.50	(b)	3.54	(0.08)	(0.29)	(0.37)	29.05
Year Ended September 30, 2015	26.68	0.06(a)	(0.06)	(b)	—	(0.10)	(0.70)	(0.80)	25.88
Year Ended September 30, 2014	25.10	0.09(a)	1.69	(b)	1.78	(0.20)	—	(0.20)	26.68
Year Ended September 30, 2013	18.91	0.15(a)	6.18	(b)	6.33	(0.14)	—	(0.14)	25.10
Year Ended September 30, 2012	14.30	0.09(a)	4.57	(b)	4.66	(0.05)	—	(0.05)	18.91
Class I(c)
Six Months Ended March 31, 2017 (Unaudited)	$29.10	0.12(a)	2.96	(b)	3.08	(0.15)	(1.61)	(1.76)	$30.42
Year Ended September 30, 2016	25.92	0.11(a)	3.51	(b)	3.62	(0.15)	(0.29)	(0.44)	29.10
Year Ended September 30, 2015	26.73	0.13(a)	(0.07)	(b)	0.06	(0.17)	(0.70)	(0.87)	25.92
Year Ended September 30, 2014	25.13	0.15(a)	1.71	(b)	1.86	(0.26)	—	(0.26)	26.73
Year Ended September 30, 2013	18.93	0.20(a)	6.18	(b)	6.38	(0.18)	—	(0.18)	25.13
Year Ended September 30, 2012	14.33	0.13(a)	4.58	(b)	4.71	(0.11)	—	(0.11)	18.93

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See Notes to Financial Statements.

58

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2017 (Unaudited)	10.25%(b)	$ 7,970	1.32%(c)	0.55%(c)	1.75%(c)	8%
Year Ended September 30, 2016	13.80%	9,136	1.32%	0.15%	1.76%	11%
Year Ended September 30, 2015	(0.18%)	10,300	1.32%	0.20%	1.69%	5%
Year Ended September 30, 2014	7.09%	10,029	1.32%	0.32%	1.69%	11%
Year Ended September 30, 2013	33.66%	6,417	1.32%	0.69%	1.52%	4%
Year Ended September 30, 2012	32.62%	4,289	1.32%	0.51%	1.60%	5%
Class I(d)
Six Months Ended March 31, 2017 (Unaudited)	10.37%(b)	$ 136,447	1.07%(c)	0.82%(c)	1.24%(c)	8%
Year Ended September 30, 2016	14.10%	141,313	1.07%	0.40%	1.24%	11%
Year Ended September 30, 2015	0.04%	130,135	1.07%	0.47%	1.22%	5%
Year Ended September 30, 2014	7.39%	134,345	1.07%	0.55%	1.23%	11%
Year Ended September 30, 2013	33.96%	144,915	1.07%	1.08%	1.26%	4%
Year Ended September 30, 2012	32.97%	126,432	1.07%	0.76%	1.35%	5%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See Notes to Financial Statements.

59

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2017 (Unaudited)	$ 10.96	0.03(a)	0.93	—	0.96	—	(0.26)	(0.26)	$ 11.66
Period Ended September 30, 2016(b)	10.55	0.02(a)	0.45	—	0.47	—	(0.06)	(0.06)	10.96
Class I
Six Months Ended March 31, 2017 (Unaudited)	$ 10.92	0.04(a)	0.93	—	0.97	(0.05)	(0.26)	(0.31)	$ 11.58
Year Ended September 30, 2016	11.24	0.05(a)	0.94	—	0.99	(0.07)	(1.24)	(1.31)	10.92
Year Ended September 30, 2015	13.49	0.08(a)	0.20	—	0.28	(0.04)	(2.49)	(2.53)	11.24
Year Ended September 30, 2014	12.35	0.04(a)	2.31	—	2.35	(0.04)	(1.17)	(1.21)	13.49
Year Ended September 30, 2013	10.34	0.06(a)	2.59	—	2.65	(0.16)	(0.48)	(0.64)	12.35
Year Ended September 30, 2012	9.42	0.09(a)	2.69	—	2.78	(0.10)	(1.76)	(1.86)	10.34

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from October 26, 2015 (commencement of operations) to September 30, 2016.

See Notes to Financial Statements.

60

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2017 (Unaudited)	8.83%(b)	$ 67	0.80%(c)	0.47%(c)	9.34%(c)	50%
Period Ended September 30, 2016(d)	4.48%(b)(e)	32	0.80%(c)	0.19%(c)	43.48%(c)	229%
Class I
Six Months Ended March 31, 2017 (Unaudited)	8.97%(b)	$ 11,523	0.55%(c)	0.79%(c)	2.88%(c)	50%
Year Ended September 30, 2016	9.37%	3,905	0.55%	0.53%	3.94%	229%
Year Ended September 30, 2015	0.91%	5,048	0.84%†	0.61%	3.28%	184%
Year Ended September 30, 2014	20.14%	4,602	0.90%	0.33%	3.71%	162%
Year Ended September 30, 2013	26.93%	2,981	0.90%	0.51%	4.66%	113%
Year Ended September 30, 2012	31.73%	2,185	0.90%	0.89%	5.31%	160%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
†	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.55% of average daily net assets for Class I. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2015.
(a)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	For the period from October 26, 2015 (commencement of operations) to September 30, 2016.
(e)	During the current fiscal period, an error was discovered in the calculation of the 9/30/2016 Total Return percentage. The previously reported return of 9.06% for Class A had reflected a return that was linked to performance of Class I (adjusted for expenses of Class A) for the period of time prior to commencement of operations for Class A. The corrected return for Class A, which is not linked to another share class and reflects the performance of that class for only the period of its operations, is 4.48%. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statements or the Financial Highlights. The revised return is reflected in the Financial Highlights shown above.

See Notes to Financial Statements.

61

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended March 31, 2017 (Unaudited)	$11.33	0.05(a)	1.49	(b)	1.54	(0.05)	(0.22)	(0.27)	$12.60
Year Ended September 30, 2016	9.73	0.08(a)	1.76	—	1.84	(0.16)	(0.08)	(0.24)	11.33
Period Ended September 30, 2015(c)	10.00	0.06(a)	(0.30)	—	(0.24)	(0.03)	—	(0.03)	9.73
Class R6
Period Ended March 31, 2017 (Unaudited)(d)	$12.26	0.17(a)	0.45	—	0.62	—	(0.22)	(0.22)	$12.66

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from December 3, 2014 (commencement of operations) to September 30, 2015.
(d)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

See Notes to Financial Statements.

62

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class I
Six Months Ended March 31, 2017 (Unaudited)	13.61%(b)	$ 57,647	1.00%(c)	0.77%(c)	1.38%(c)	21%
Year Ended September 30, 2016	19.26%	6,127	1.00%	0.79%	2.71%	47%
Period Ended September 30, 2015(d)	(2.42%)(b)	5,085	1.00%(c)	0.67%(c)	3.50%(c)	41%
Class R6
Period Ended March 31, 2017 (Unaudited)(e)	5.05%(b)	3,170	0.95%(c)	4.56%(c)	7.04%(c)	21%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	For the period from December 3, 2014 (commencement of operations) to September 30, 2015.
(e)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

See Notes to Financial Statements.

63

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

1.Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following six investment portfolios (each a “Fund” and collectively, the “Funds”):

-	RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)
-	RBC Enterprise Fund (“Enterprise Fund”)
-	RBC Small Cap Core Fund (“Small Cap Core Fund”)
-	RBC Microcap Value Fund (“Microcap Value Fund”)
-	RBC Mid Cap Value Fund (“Mid Cap Value Fund”)
-	RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth and Small Cap Core Funds offer three share classes: Class A, Class R6 (effective November 21, 2016) and Class I shares. The Enterprise, Microcap Value, and Mid Cap Value Funds offer two share classes: Class A and Class I shares. The Small Cap Value Fund offers Class I and Class R6 shares (effective November 21, 2016). On November 27, 2012, Class C shares were converted to Class A shares for the SMID Cap Growth, Enterprise, Small Cap Core and Microcap Value Funds and Class S shares were converted to Class I shares for SMID Cap Growth and Enterprise Funds. For the Small Cap Core and Microcap Value Funds, which did not previously have Class I shares, the Class S shares were redesignated as Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies:

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms and amended certain existing rules and forms to modernize the reporting and disclosure of information by registered investment companies. In part, the rules amend Regulation S-X and will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that adoption of these amendments will have on the Funds’ financial statements and related disclosures.

64

NOTES TO FINANCIAL STATEMENTS

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the

65

NOTES TO FINANCIAL STATEMENTS

forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

●    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

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NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2017 is as follows:

Investments in Securities	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
SMID Cap Growth Fund	$78,571,418	(a)	$—	$—	$78,571,418
Enterprise Fund	84,962,786	(a)	—	—	84,962,786
Small Cap Core Fund	280,197,098	(a)	—	—	280,197,098
Microcap Value Fund	144,030,852	(a)	383,701(b)	151,200	144,565,753
Mid Cap Value Fund	11,633,325	(a)	—	—	11,633,325
Small Cap Value Fund	63,752,278	(a)	—	—	63,752,278

(a) The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.

(b) Represents securities in the Consumer Discretionary ($383,389), Financials ($247), Rights/Warrants ($65) sections of the Schedule of Portfolio Investments.

The Funds did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2017.

During the six months ended March 31, 2017, the Funds, except Microcap Value Fund, recognized no transfers to/from Level 1 or Level 2. For Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $189,420 were due to the absence of an active trading market for the securities on March 31, 2017; securities were transferred from Level 2 to Level 1 in the amount of $373,869 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Following is reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund
(Common Stocks- Industrials)
Balance as of 09/30/16 (value)	$137,928
Change in unrealized appreciation (depreciation) *	13,272

Balance as of 3/31/17 (value)	$151,200

(a) These securities were transferred to Level 3 due to lack of a current market quotation and were valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

* Net change in unrealized appreciation (depreciation) in Level 3 securities still held at March 31, 2017.

The Funds’ assets assigned to the Level 3 category, including those which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Financial Instruments:

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no repurchase agreements held during the six months ended March 31, 2017.

Affiliated Investments:

The Funds may invest in other Funds of the Trust (each an “Affiliated Fund”). The Funds utilize U.S. Government Money Market Fund-RBC Institutional Class 1 as a cash sweep vehicle. The income earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in Affiliated Funds.

	Value September 30, 2016	Purchases	Sales	Value March 31, 2017	Dividends
Investments in U.S. Government Money Market Fund — RBC Institutional Class 1
SMID Cap Growth Fund	$2,073,995	$6,009,611	$6,570,048	$1,513,558	$3,579
Enterprise Fund	655,591	33,510,190	33,483,262	682,519	4,373
Small Cap Core Fund	3,369,639	34,954,735	27,757,140	10,567,234	18,006
Microcap Value Fund	1,306,236	12,322,449	11,990,336	1,638,349	2,293
Mid Cap Value Fund	49,878	9,205,959	9,162,043	93,794	701
Small Cap Value Fund	98,611	42,756,032	37,573,154	5,281,489	4,982

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

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NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions and basis adjustments on investments in passive foreign investment companies (PFICs) and partnerships.), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreements, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%

Enterprise Fund	Up to $30 million	1.00%
	Over $30 million	0.90%

Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Mid Cap Value Fund	All Net Assets	0.70%
Small Cap Value Fund	All Net Assets	0.80%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

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NOTES TO FINANCIAL STATEMENTS

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
SMID Cap Growth Fund	1.10%	0.85%	0.80%
Enterprise Fund	1.33%	1.08%	N/A
Small Cap Core Fund	1.15%	0.90%	0.87%
Microcap Value Fund	1.32%	1.07%	N/A
Mid Cap Value Fund	0.80%	0.55%	N/A
Small Cap Value Fund	N/A	1.00%	0.95%

This expense limitation agreement is in place until January 31, 2018 (October 31,2017 for Mid Cap Value Fund), and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 12 months (3 years for Small Cap Value Fund) from the date on which the fee was waived or expense was paid by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

	FYE 9/30/15	FYE 9/30/16	FYE 9/30/17	Total
SMID Cap Growth Fund	$—	$76,270	$88,289	$164,559
Enterprise Fund	—	83,893	87,985	171,878
Small Cap Core Fund	—	274,683	314,974	589,657
Microcap Value Fund	—	138,354	138,786	277,140
Mid Cap Value Fund	—	120,668	78,089	198,757
Small Cap Value Fund	106,609	93,970	41,280	241,859

There was no recoupment of expense reimbursements/waivers during the period. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM (US) voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM (US) indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2017, the amount waived was $1,138, $1,350, $5,258, $771, $212 and $969 for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM (US) receives from each Fund except Small Cap Value Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. BNY Mellon receives a fee for its services payable by each Fund based on each Funds’ average net assets. RBC GAM (US)’s fee is listed as “Administration fees” in the Statements of Operations. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $49,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting

70

NOTES TO FINANCIAL STATEMENTS

fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of the Small Cap Value Fund and the Class R6 Shares, the Advisor invested seed capital to provide the Fund its initial investment assets. The table below shows, as of March 31, 2017, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$78,910,756	701	0.0%
Small Cap Core Fund	$280,996,556	270	0.0%
Small Cap Value Fund	$60,817,533	525,532	10.9%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the Plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2017, there were no fees waived by the Distributor.

For the six months ended March 31, 2017, the Distributor received commissions of $9,810 front-end sales charges of Class A shares of the Funds, of which $1,733 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the six months ended March 31, 2017.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2017 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$5,759,402	$27,558,782
Enterprise Fund	19,866,277	47,648,772
Small Cap Core Fund	41,428,544	45,899,096
Microcap Value Fund	12,544,078	31,725,033
Mid Cap Value Fund	10,519,156	3,272,840
Small Cap Value Fund	55,470,014	4,588,456

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NOTES TO FINANCIAL STATEMENTS

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, the Funds participate in a “commission recapture” program under which brokerage transactions are directed to Capital Institutional Services Inc. (“CAPIS”) and its correspondent brokers. A portion of the commissions paid under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$136,049	$407,886	$241,276	$115,644
Distributions reinvested	886,031	1,353,008	11,785	73,756
Cost of shares redeemed	(1,725,151)	(2,084,654)	(344,481)	(372,585)

Change in Class A	$(703,071)	$(323,760)	$(91,420)	$(183,185)

Class I
Proceeds from shares issued	$7,697,057	$31,603,781	$142,542	$410,364
Distributions reinvested	4,167,203	5,495,994	1,151,331	5,738,542
Cost of shares redeemed	(28,667,287)	(8,301,332)	(30,114,087)	(13,902,648)

Change in Class I	$(16,803,027)	$28,798,443	$(28,820,214)	$(7,753,742)

Class R6
Proceeds from shares issued	$10,000	$—	$—	$—
Distributions reinvested	682	—	—	—
Cost of shares redeemed	—	—	—	—

Change in Class R6	$10,682	$—	$—	$—

Change in net assets resulting from capital transactions	$(17,495,416)	$28,474,683	$(28,911,634)	$(7,936,927)

SHARE TRANSACTIONS:
Class A
Issued	10,074	30,777	10,146	5,954
Reinvested	67,688	106,452	498	3,917
Redeemed	(128,374)	(156,990)	(14,876)	(19,181)

Change in Class A	(50,612)	(19,761)	(4,232)	(9,310)

Class I
Issued	513,749	2,093,528	5,960	20,531
Reinvested	288,587	395,965	47,186	295,801
Redeemed	(1,976,320)	(582,335)	(1,267,933)	(686,425)

Change in Class I	(1,173,984)	1,907,158	(1,214,787)	(370,093)

Class R6
Issued	654	—	—	—
Reinvested	47	—	—	—
Redeemed	—	—	—	—

Change in Class R6	701	—	—	—

Change in shares resulting from capital transactions	(1,223,895)	1,887,397	(1,219,019)	(379,403)

72

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,199,666	$6,173,540	$555,504	$1,210,163
Distributions reinvested	—	154,270	383,624	106,116
Cost of shares redeemed	(3,280,126)	(2,278,362)	(2,564,304)	(3,547,551)

Change in Class A	$(1,080,460)	$4,049,448	$(1,625,176)	$(2,231,272)

Class I
Proceeds from shares issued	$37,778,628	$32,917,146	$4,766,281	$16,281,221
Distributions reinvested	428,279	3,096,191	7,018,629	1,853,115
Cost of shares redeemed	(33,886,944)	(53,913,276)	(22,903,724)	(22,763,425)

Change in Class I	$4,319,963	$(17,899,939)	$(11,118,814)	$(4,629,089)

Class R6
Proceeds from shares issued	$10,000	$—	$—	$—
Distributions reinvested	8	—	—	—
Cost of shares redeemed	—	—	—	—

Change in Class R6	$10,008	$0	$—	$0

Change in net assets resulting from capital transactions	$3,249,511	$(13,850,491)	$(12,743,990)	$(6,860,361)

SHARE TRANSACTIONS:
Class A
Issued	60,440	203,351	17,921	45,583
Reinvested	—	5,271	12,132	4,023
Redeemed	(90,122)	(77,926)	(82,407)	(133,183)

Change in Class A	(29,682)	130,696	(52,354)	(83,577)

Class I
Issued	1,004,058	1,080,534	155,490	617,866
Reinvested	11,150	101,982	221,968	70,247
Redeemed	(947,658)	(1,802,011)	(748,289)	(853,319)

Change in Class I	67,550	(619,495)	(370,831)	(165,206)

Class R6
Issued	270	—	—	—
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in Class R6	270	—	—	—

Change in shares resulting from capital transactions	38,138	(488,799)	(423,185)	(248,783)

73

NOTES TO FINANCIAL STATEMENTS

	Mid Cap Value Fund		Small Cap Value Fund
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$35,533	$40,101	$—	$—
Distributions reinvested	1,316	55	—	—
Cost of shares redeemed	(5,217)	(10,381)	—	—

Change in Class A	$31,632	$29,775	$—	$—

Class I
Proceeds from shares issued	$7,341,516	$3,466,529	$53,676,400	$59,136
Distributions reinvested	146,724	591,611	209,518	119,352
Cost of shares redeemed	(128,523)	(5,351,817)	(3,718,845)	—

Change in Class I	$7,359,717	$(1,293,677)	$50,167,073	$178,488

Class R6
Proceeds from shares issued	$—	$—	$3,114,346	$—
Distributions reinvested	—	—	178	—
Cost of shares redeemed	—	—	—	—

Change in Class R6	$—	$0	$3,114,524	$0

Change in net assets resulting from capital transactions	$7,391,349	$(1,263,902)	$53,281,597	$178,488

SHARE TRANSACTIONS:
Class A
Issued	3,187	3,870	—	—
Reinvested	114	5	—	—
Redeemed	(451)	(953)	—	—

Change in Class A	2,850	2,922	—	—

Class I
Issued	635,585	354,743	4,318,895	6,062
Reinvested	12,803	56,511	16,628	12,254
Redeemed	(11,225)	(502,895)	(300,238)	—

Change in Class I	637,163	(91,641)	4,035,285	18,316

Class R6
Issued	—	—	250,361	—
Reinvested	—	—	14	—
Redeemed	—	—	—	—

Change in Class R6	—	—	250,375	—

Change in shares resulting from capital transactions	640,013	(88,719)	4,285,660	18,316

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2013, 2014, 2015 and 2016 for all funds except Small Cap Value Fund, which is for the period ended September 30, 2015 and the tax year ended 2016), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

74

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$61,484,308	$18,458,654	$(1,208,515)	$17,250,139
Enterprise Fund	47,418,841	39,450,640	(1,714,703)	37,735,937
Small Cap Core Fund	196,679,473	95,907,079	(10,726,626)	85,180,453
Microcap Value Fund	109,286,312	59,624,984	(24,228,995)	35,395,989
Mid Cap Value Fund	11,429,788	664,723	(303,777)	360,946
Small Cap Value Fund	62,193,525	2,441,122	(704,177)	1,736,945

The tax character of distributions during the fiscal year ended September 30, 2016 was as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$6,945,194	$6,945,194	$6,945,194
Enterprise Fund	—	6,146,126	6,146,126	6,146,126
Small Cap Core Fund	164,209	3,242,905	3,407,114	3,407,114
Microcap Value Fund	790,628	1,494,839	2,285,467	2,285,467
Mid Cap Value Fund	571,508	24,305	595,813	595,813
Small Cap Value Fund	123,145	68	123,213	123,213

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2017.

As of September 30, 2016, the Funds did not have any capital loss carryforwards for federal income tax purposes.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund, Enterprise Fund, and Small Cap Core Fund had deferred qualified late-year ordinary losses of $176,178, $39,129, and $409,259, respectively and the SMID Cap Growth Fund and Small Cap Core Fund had qualified late-year short term capital losses of $143,221 and $2,087,603, respectively and the Small Cap Core Fund had qualified late-year long term capital losses of $1,143,527, which will be treated as arising on the first business day of the fiscal year ending September 30, 2017.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of Class A or Class I shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

75

NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2017, the redemption fees collected by the Funds which are included in the cost of shares redeemed on the Statements of Changes in Net Assets are as follows:

Redemption Fees
SMID Cap Growth Fund	$ 6
Small Cap Core Fund	815
Microcap Value Fund	494
Small Cap Value Fund	1,021

9. Soft Dollars:

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the period ended March 31, 2017, certain of the Funds used soft dollar arrangements on a limited basis. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Subsequent Events:

Fund Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

76

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer three share classes. These three share classes are the A, R6 and I classes.

Class A

Class A shares, offered by all Funds except Small Cap Value Fund, are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in SMID Cap Growth Fund, Small Cap Core Fund and Small Cap Value Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

77

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/16-3/31/17	Annualized Expense Ratio During Period 10/1/16-3/31/17

SMID Cap Growth Fund	Class A	$1,000.00	$1,063.40	$5.66	1.10%
	Class I	1,000.00	1,063.80	4.37	0.85%
	Class R6	1,000.00	1,064.60	4.12	0.80%

Enterprise Fund	Class A	1,000.00	1,104.60	6.98	1.33%
	Class I	1,000.00	1,106.40	5.67	1.08%

Small Cap Core Fund	Class A	1,000.00	1,085.30	5.98	1.15%
	Class I	1,000.00	1,086.70	4.68	0.90%
	Class R6	1,000.00	1,086.80	4.53	0.87%

Microcap Value Fund	Class A	1,000.00	1,102.50	6.92	1.32%
	Class I	1,000.00	1,103.70	5.61	1.07%

Mid Cap Value Fund	Class A	1,000.00	1,088.30	4.17	0.80%
	Class I	1,000.00	1,089.70	2.87	0.55%

Small Cap Value Fund	Class I	1,000.00	1,136.10	5.33	1.00%
	Class R6	1,000.00	1,136.80	5.06	0.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

78

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/16-3/31/17	Annualized Expense Ratio During Period 10/1/16-3/31/17

SMID Cap Growth Fund	Class A	$1,000.00	$1,019.45	$5.54	1.10%
	Class I	1,000.00	1,020.69	4.28	0.85%
	Class R6	1,000.00	1,020.94	4.03	0.80%

Enterprise Fund	Class A	1,000.00	1,018.30	6.69	1.33%
	Class I	1,000.00	1,019.55	5.44	1.08%

Small Cap Core Fund	Class A	1,000.00	1,019.20	5.79	1.15%
	Class I	1,000.00	1,020.44	4.53	0.90%
	Class R6	1,000.00	1,020.59	4.38	0.87%

Microcap Value Fund	Class A	1,000.00	1,018.35	6.64	1.32%
	Class I	1,000.00	1,019.60	5.39	1.07%

Mid Cap Value Fund	Class A	1,000.00	1,020.94	4.03	0.80%
	Class I	1,000.00	1,022.19	2.77	0.55%

Small Cap Value Fund	Class I	1,000.00	1,019.95	5.04	1.00%
	Class R6	1,000.00	1,020.19	4.78	0.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2017.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-17

MONEY MARKET PORTFOLIO MANAGER

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), serves as the investment advisor to the Fund. RBC GAM (US) employs a team approach to the management of the U.S. Government Money Market Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for several cash management and core solutions, including the U.S. Government Money Market Fund. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

1

	PERFORMANCE SUMMARY (UNAUDITED)

Investment Objective

The U.S. Government Money Market Fund was managed to preserve principal. This means that the share price of the Fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

		Total Return for the Six Months Ended March 31, 2017 (Unaudited)
			SEC 7-Day Annualized Yield (1)
			March 31, 2017 (Unaudited)	September 30, 2016
	U.S. Government Money Market Fund
	RBC Institutional Class 1	0.22%	0.61%	0.42%
	RBC Institutional Class 2	0.17%	0.51%	0.24%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.03%	0.01%

(1)   As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

2

PERFORMANCE SUMMARY (UNAUDITED)

		Asset Allocation

Money Market Maturity Schedule
As a percentage of value of investments based on effective maturity as of March 31, 2017.

	U.S. Government Money Market Fund
Less than 8 days	61.8%
8 to 14 Days	3.9%
15 to 30 Days	8.7%
31 to 180 Days	15.6%
Over 180 Days	10.0%

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4

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2017 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Corporate Bonds — 0.21%
Information Technology — 0.21%
$15,200,000	Net Magan Two LLC, 1.03%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 18.77%
Arizona — 0.04%
3,100,000	Maricopa County Industrial Development Authority San Angelin Apartments Project Refunding Revenue, 0.85%, 5/15/37, (Credit Support: Fannie Mae)(a)	3,100,000

California — 3.42%
7,605,000	California Statewide Communities Development Authority Harmony Court Apartments Revenue, Series E, 0.85%, 1/15/37, (Credit Support: Fannie Mae)(a)	7,605,000
4,045,000	California Statewide Communities Development Authority Kelvin Court Refunding Revenue, 0.91%, 6/15/51, (Credit Support: Fannie Mae)(a)	4,045,000
29,990,000	California Statewide Communities Development Authority Multi Family Housing Dublin Ranch Apartments Revenue, 0.85%, 12/15/37, (Credit Support: Fannie Mae)(a)	29,990,000
22,000,000	California Statewide Communities Development Authority Multi Family Housing Fairway Family Apartments Revenue, 0.85%, 12/15/37, (Credit Support: Fannie Mae)(a)	22,000,000
7,000,000	California Statewide Communities Development Authority Multi Family Housing Glen Haven Apartments Revenue, Series AA, 0.85%, 4/15/35(a)	7,000,000
13,205,000	California Statewide Communities Development Authority Multi Family Housing Knolls at Green Valley Revenue, Series FF, 0.85%, 7/15/36, (Credit Support: Fannie Mae)(a)	13,205,000
25,000,000	California Statewide Communities Development Authority Multi Family Housing Oakmont Concord Revenue, Series Q, 0.85%, 6/15/35, (Credit Support: Fannie Mae)(a)	25,000,000
3,000,000	California Statewide Communities Development Authority Multi Family Housing Wilshire Court Revenue, 0.85%, 5/15/37, (Credit Support: Fannie Mae)(a)	3,000,000
13,360,000	City of Pleasanton Busch Senior Revenue, Series A, 0.85%, 6/15/37, (Credit Support: Fannie Mae)(a)	13,360,000
5,600,000	County of Contra Costa Multi Family Housing Refunding Revenue, Series B, 0.85%, 11/15/22, (Credit Support: Fannie Mae)(a)	5,600,000
26,900,000	Los Angeles Community Redevelopment Agency Met Apartments Revenue, 0.88%, 12/15/24, (Credit Support: Fannie Mae)(a)	26,900,000
15,500,000	Orange County Apartment Development Villas La Paz Revenue, Series F, 0.90%, 8/15/28, (Credit Support: Fannie Mae)(a)	15,500,000
3,215,000	Sacramento County Housing Authority Ashford Heights Apartments Refunding Revenue, Series D, 0.83%, 7/15/29, (Credit Support: Fannie Mae)(a)	3,215,000

5

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$12,255,000	Sacramento County Housing Authority Ashford Heights Apartments Revenue, Series H, 0.85%, 12/15/39, (Credit Support: Fannie Mae)(a)	$12,255,000
6,535,000	Sacramento County Housing Authority Cascades Revenue, Series D, 0.85%, 9/15/35, (Credit Support: Fannie Mae)(a)	6,535,000
16,500,000	Sacramento County Housing Authority Hasting Park Apartments Revenue, Series G, 0.85%, 1/15/35, (Credit Support: Fannie Mae)(a)	16,500,000
4,580,000	Sacramento Housing Authority Lofts at Natomas Apartments Revenue, Series F, 0.85%, 6/15/36, (Credit Support: Fannie Mae)(a)	4,580,000
5,205,000	Sacramento Housing Authority Shenandoah Apartments Revenue, Series F, 0.85%, 9/15/36, (Credit Support: Fannie Mae)(a)	5,205,000
25,595,000	San Diego Housing Authority Hillside Garden Apartments, 0.85%, 1/15/35, (Credit Support: Fannie Mae)(a)	25,595,000
2,750,000	San Francisco City & County Redevelopment Agency 3rd Mission Revenue, Series C, 0.82%, 6/15/34, (Credit Support: Fannie Mae)(a)	2,750,000

		249,840,000

Connecticut — 0.14%
10,560,000	Stamford New Public Housing Authority Fairfield Apartments Refunding Revenue, 0.87%, 12/1/28, (Credit Support: Fannie Mae)(a)	10,560,000

Delaware — 0.39%
28,155,000	County of New Castle, Fairfield English Village Project Revenue, 0.85%, 9/15/38, (Credit Support: Fannie Mae)(a)	28,155,000

Florida — 0.32%
5,610,000	Florida Housing Finance Corp. Heather Glenn Apartments Revenue, Series H, 0.93%, 6/15/36, (Credit Support: Fannie Mae)(a)	5,610,000
17,605,000	Orange County Housing Finance Authority, Post Fountains Project Refunding Revenue, 0.86%, 6/1/25, (Credit Support: Fannie Mae)(a)	17,605,000

		23,215,000

Georgia — 0.10%
7,600,000	Richmond County Development Authority Stonegate Club Apartments Project Revenue, 0.93%, 11/15/35, (Credit Support: Fannie Mae)(a)	7,600,000

Indiana — 0.18%
13,010,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.83%, 11/15/37, (Credit Support: Fannie Mae)(a)	13,010,000

Kentucky — 0.14%
10,000,000	Kentucky Housing Corp. Overlook Terraces Apartments Revenue, Series A, 0.93%, 11/15/40, (Credit Support: Fannie Mae)(a)	10,000,000

6

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

Nevada — 0.46%
$16,300,000	Nevada Housing Division Multi Unit Housing, Sonoma Palms Revenue, 0.91%, 4/15/39, (Credit Support: Fannie Mae)(a)	$16,300,000
17,000,000	Nevada Housing Division Multi Unit Housing, Southwest VLG Project Revenue, 0.88%, 10/15/38, (Credit Support: Fannie Mae)(a)	17,000,000

		33,300,000

New York — 11.34%
10,800,000	New York City Housing Development Corp. Lexington Courts Revenue, Series A, 0.90%, 12/1/39, (Credit Support: Freddie Mac)(a)	10,800,000
21,700,000	New York City Housing Development Corp. Multi Family 201 Pearl Street Revenue, Series A, 0.88%, 10/15/41, (Credit Support: Fannie Mae)(a)	21,700,000
14,600,000	New York City Housing Development Corp. Multi Family 245 East 124th Street Revenue, 0.88%, 11/1/46, (Credit Support: Freddie Mac)(a)	14,600,000
25,500,000	New York City Housing Development Corp. Multi Family 90 Washington Street Revenue, Series A, 0.88%, 2/15/35, (Credit Support: Fannie Mae)(a)	25,500,000
51,400,000	New York City Housing Development Corp. Multi Family 90 West Street Revenue, Series A, 0.88%, 3/15/36, (Credit Support: Fannie Mae)(a)	51,400,000
4,435,000	New York City Housing Development Corp. Multi Family Bathgate Ave. Apartments Revenue, Series A, 0.90%, 5/15/39, (Credit Support: Fannie Mae)(a)	4,435,000
33,175,000	New York City Housing Development Corp. Multi Family Rental Housing 2 Gold Street Revenue, Series B, 0.95%, 4/15/36, (Credit Support: Fannie Mae)(a)	33,175,000
2,800,000	New York City Housing Development Corp. Multi Family Revenue, Series B, 0.84%, 11/15/35, (Credit Support: Fannie Mae)(a)	2,800,000
4,400,000	New York City Housing Development Corp. Multi Family Taxable 155 West 21st Street Revenue, Series B, 0.95%, 11/15/37, (Credit Support: Fannie Mae)(a)	4,400,000
8,000,000	New York State Housing Finance Agency 1500 Lex Ave. Revenue, Series A, 0.87%, 5/15/34, (Credit Support: Fannie Mae)(a)	8,000,000
48,050,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, 0.84%, 11/1/41, (Credit Support: Freddie Mac)(a)	48,050,000
32,610,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, 0.84%, 11/1/41, (Credit Support: Freddie Mac)(a)	32,610,000
28,500,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, Series A, 0.88%, 11/1/41, (Credit Support: Freddie Mac)(a)	28,500,000
82,235,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, 0.87%, 5/15/41, (Credit Support: Fannie Mae)(a)	82,235,000
91,975,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 0.91%, 5/15/41, (Credit Support: Fannie Mae)(a)	91,975,000

7

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 77,755,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 0.92%, 5/15/41, (Credit Support: Fannie Mae)(a)	$77,755,000
30,500,000	New York State Housing Finance Agency 900 8th Avenue Revenue, Series A, 0.87%, 5/15/35, (Credit Support: Fannie Mae)(a)	30,500,000
100,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.90%, 11/1/38, (Credit Support: Freddie Mac)(a)	100,000,000
58,200,000	New York State Housing Finance Agency Clinton Park Revenue, Series A, 0.86%, 11/1/44, (Credit Support: Freddie Mac)(a)	58,200,000
10,290,000	New York State Housing Finance Agency College Arms Revenue, Series A, 0.86%, 5/1/48, (Credit Support: Freddie Mac)(a)	10,290,000
47,050,000	New York State Housing Finance Agency Helena Revenue, Series A, 0.87%, 5/15/36, (Credit Support: Fannie Mae)(a)	47,050,000
12,900,000	New York State Housing Finance Agency North End Revenue Series A, 0.88%, 11/15/36, (Credit Support: Fannie Mae)(a)	12,900,000
10,000,000	New York State Housing Finance Agency Taconic Refunding Revenue, 0.86%, 5/15/39, (Credit Support: Fannie Mae)(a)	10,000,000
21,300,000	New York State Housing Finance Agency Worth Street Revenue, Series A, 0.90%, 5/15/33, (Credit Support: Fannie Mae)(a)	21,300,000

		828,175,000

Tennessee — 0.05%
4,000,000	Shelby County Health Educational & Housing Facilities Board Gateway Projects Refunding Revenue, Series A-1, 0.88%, 6/15/36, (Credit Support: Fannie Mae)(a)	4,000,000

Virginia — 1.60%
99,800,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series M017, Class A, 0.91%, 9/15/50, (Credit Support: Freddie Mac)(a)(b)	99,800,000
17,315,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series M027, Class A, 0.91%, 10/15/29, (Credit Support: Freddie Mac)(a)	17,315,000

		117,115,000

Washington — 0.59%
4,220,000	King County Housing Authority Refunding Revenue, 0.91%, 7/1/35, (Credit Support: Freddie Mac)(a)	4,220,000
23,600,000	Vancouver Housing Authority Multi Family Revenue, 0.85%, 12/1/38, (Credit Support: Freddie Mac)(a)	23,600,000
14,880,000	Washington State Housing Finance Commission Vintage Silverdale Revenue, Series A, 0.85%, 9/15/39, (Credit Support: Fannie Mae)(a)	14,880,000

		42,700,000

Total U.S. Government Agency Backed Municipal Bonds		1,370,770,000

(Cost $1,370,770,000)

8

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

U.S. Government Agency Obligations — 43.14%
Fannie Mae — 10.48%
$ 26,000,000	0.59%, 4/3/17(c)	$26,000,000
38,978,000	0.60%, 4/3/17(c)	38,978,000
53,322,000	0.62%, 4/3/17(c)	53,322,000
58,424,000	0.65%, 6/1/17(c)	58,362,932
26,000,000	0.85%, 7/3/17(c)	25,944,136
38,952,100	0.86%, 7/3/17(c)	38,867,915
47,390,000	0.88%, 8/28/17	47,427,113
185,082,000	0.88%, 10/26/17	185,214,171
6,273,000	0.88%, 12/20/17	6,272,377
7,487,000	0.88%, 2/8/18	7,484,133
25,000,000	0.94%, 8/16/17(a)	24,999,065
3,679,243	0.98%, 9/25/18(a)	3,679,999
3,471,278	0.99%, 6/25/18(a)	3,471,219
50,000,000	1.00%, 9/8/17(a)	49,986,378
48,028,309	1.02%, 5/25/18(a)	48,031,229
9,344,017	1.06%, 12/25/17(a)	9,343,924
50,000,000	1.13%, 4/27/17	50,015,436
1,762,132	1.22%, 8/1/17	1,762,477
272,025	1.31%, 10/25/17(a)	272,090
11,267,401	1.31%, 1/25/18(a)	11,274,428
1,302,171	1.33%, 8/25/18(a)	1,303,572
809,951	1.33%, 5/25/18(a)	810,382
31,000,000	5.00%, 5/11/17	31,140,151
41,031,000	5.38%, 6/12/17	41,395,779

		765,358,906

Federal Farm Credit Bank — 9.55%
25,000,000	0.68%, 9/8/17(c)	24,925,389
19,000,000	0.69%, 9/11/17(c)	18,941,369
50,000,000	0.71%, 10/3/17(c)	49,819,542
10,000,000	0.72%, 7/21/17	10,000,373
5,000,000	0.75%, 10/16/17	5,000,590
50,000,000	0.85%, 10/30/17(c)	49,752,083
15,000,000	0.89%, 10/13/17(a)	14,989,643
61,511,000	0.96%, 5/12/17(a)	61,502,677
42,729,000	0.99%, 4/17/17(a)	42,729,352
49,600,000	1.00%, 11/13/18(a)	49,648,597
3,240,000	1.01%, 10/17/17(a)	3,238,414
5,150,000	1.01%, 3/22/18(a)	5,143,976
55,400,000	1.02%, 8/4/17(a)	55,408,522
1,400,000	1.02%, 1/2/18(a)	1,399,051
8,500,000	1.03%, 2/2/18(a)	8,495,738
50,000,000	1.03%, 11/1/18(a)	50,003,983
6,180,000	1.03%, 4/9/18(a)	6,181,008
25,000,000	1.03%, 5/4/18(a)	25,005,759
50,000,000	1.04%, 6/19/17(a)	49,999,685

9

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 21,500,000	1.05%, 9/12/17(a)	$21,497,622
16,340,000	1.05%, 11/6/17(a)	16,337,773
4,000,000	1.07%, 9/4/18(a)	4,005,588
3,500,000	1.09%, 6/13/17(a)	3,499,960
25,000,000	1.12%, 8/1/18(a)	24,999,956
20,000,000	1.12%, 9/18/18(a)	20,029,521
50,000,000	1.16%, 11/27/17(a)	49,993,432
25,000,000	1.16%, 4/4/18(a)	24,997,474

		697,547,077

Federal Home Loan Bank — 12.74%
4,000,000	0.63%, 8/15/17	3,999,524
5,920,000	0.63%, 10/26/17	5,916,704
21,005,000	0.63%, 4/4/17	21,004,969
25,000,000	0.63%, 8/11/17	24,996,133
35,000,000	0.68%, 9/21/17	34,995,359
126,570,000	0.75%, 8/28/17	126,597,299
10,750,000	0.75%, 9/8/17	10,753,297
1,000,000	0.88%, 3/19/18	998,851
21,000,000	0.90%, 4/28/17(a)	21,000,000
25,000,000	0.90%, 2/8/18(a)	25,000,000
45,000,000	0.92%, 4/13/17(a)	45,000,000
40,000,000	0.94%, 7/21/17(a)	40,002,418
25,000,000	0.94%, 11/6/17(a)	24,999,251
33,100,000	0.94%, 11/15/17(a)	33,097,297
50,000,000	0.96%, 10/30/17(a)	49,998,215
100,000,000	0.98%, 6/19/18(a)	100,000,000
25,000,000	1.01%, 8/10/17(a)	24,999,555
100,000,000	1.03%, 10/26/18(a)	100,000,000
50,000,000	1.04%, 12/5/17(a)	50,001,019
13,000,000	1.05%, 12/12/17(a)	13,007,270
25,000,000	1.10%, 9/11/17(a)	24,999,445
50,000,000	1.12%, 12/22/17(a)	50,000,000
50,000,000	1.12%, 1/8/18(a)	50,000,000
25,000,000	1.13%, 10/4/17(a)	24,998,664
7,175,000	2.25%, 9/8/17	7,223,514
1,600,000	4.88%, 9/8/17	1,628,823
14,605,000	4.88%, 5/17/17	14,679,078

		929,896,685

Freddie Mac — 4.24%
18,860,000	0.75%, 7/14/17	18,862,879
804,000	0.75%, 1/12/18	802,265
8,500,000	0.90%, 9/15/17	8,508,447
35,000,000	0.99%, 1/12/18(a)	35,000,000
2,650,000	1.00%, 7/25/17	2,652,694
46,365,000	1.00%, 7/28/17	46,420,879

10

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$40,000,000	1.00%, 9/29/17	$40,054,630
75,000,000	1.11%, 7/21/17(a)	74,997,696
15,000,000	1.13%, 1/8/18(a)	15,000,000
3,150,000	1.13%, 3/8/18(a)	3,151,329
32,529,877	1.43%, 8/25/17	32,555,403
19,000,000	5.00%, 4/18/17	19,033,796
12,339,000	5.50%, 8/23/17	12,570,030

		309,610,048

Overseas Private Investment Corp. — 6.13%
5,000,000	0.00%, 11/8/17(d)	5,019,400
86,204	0.81%, 6/15/17(a)	86,204
86,204	0.81%, 6/15/17(a)	86,204
2,768,000	0.81%, 10/20/17(a)	2,768,000
13,333,334	0.81%, 8/15/19(a)	13,333,334
3,437,500	0.81%, 11/20/19(a)	3,437,500
2,000,000	0.81%, 12/16/19(a)	2,000,000
80,187,000	0.81%, 9/15/20(a)	80,187,000
5,000,000	0.81%, 7/20/22(a)	5,000,000
9,565,217	0.81%, 9/15/22(a)	9,565,217
21,600,000	0.81%, 11/15/22(a)	21,600,000
3,340,351	0.81%, 3/15/24(a)	3,340,351
1,228,070	0.81%, 3/15/24(a)	1,228,070
10,256,733	0.81%, 10/10/25(a)	10,256,733
10,164,330	0.81%, 10/10/25(a)	10,164,330
20,000,000	0.81%, 4/30/26(a)	20,000,000
7,000,000	0.81%, 4/30/26(a)	7,000,000
50,000,000	0.81%, 2/15/28(a)	50,000,000
15,000,000	0.81%, 11/15/28(a)	15,000,000
27,569,811	0.81%, 1/15/30(a)	27,569,811
13,800,000	0.81%, 6/1/33(a)	13,800,000
7,000,000	0.81%, 10/15/33(a)	7,000,000
1,500,000	0.81%, 10/15/33(a)	1,500,000
12,906,880	0.81%, 6/15/34(a)	12,906,880
9,476,832	0.81%, 6/15/34(a)	9,476,832
12,000,000	0.81%, 1/20/35(a)	12,000,000
15,000,000	0.81%, 7/7/40(a)	15,000,000
14,300,000	0.81%, 7/7/40(a)	14,300,000
7,500,000	0.81%, 7/7/40(a)	7,500,000
11,232,000	0.82%, 5/15/30(a)	11,232,000
26,000,000	0.84%, 7/12/17(d)	26,048,868
3,700,000	0.89%, 11/17/17(d)	3,905,452
25,000,000	0.99%, 11/17/17(d)	25,092,897

		447,405,083

Total U.S. Government Agency Obligations		3,149,817,799

(Cost $3,149,817,799)

11

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 7.19%
U.S. Treasury Notes — 7.19%
$ 10,000,000	0.00%, 8/15/17(d)	$9,971,513
73,000,000	0.00%, 11/15/17(d)	72,650,023
25,000,000	0.86%, 4/30/17(a)	24,997,161
50,000,000	0.88%, 4/15/17	50,003,773
50,000,000	0.88%, 4/30/17	50,009,327
85,000,000	0.88%, 10/15/17	85,078,361
25,000,000	0.88%, 1/15/18	24,980,999
51,475,000	0.95%, 10/31/17(a)	51,451,484
30,065,000	1.05%, 1/31/18(a)	30,070,432
125,000,000	1.88%, 10/31/17	125,833,721

		525,046,794

Total U.S. Treasury Obligations		525,046,794

(Cost $525,046,794)
Repurchase Agreements — 25.48%
15,000,000	BNP Paribas Securities Corp., dated 3/31/17; due 04/03/17 at 0.80% with maturity value of $15,001,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 04/15/17 to 04/30/21 at rates ranging from 0.88% to 2.25%, aggregate original par and fair value of $15,228,500 and $15,300,011, respectively)	15,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $15,300,011)	15,000,000

75,000,000	Citigroup Global, dated 3/28/17; due 4/4/17 at 0.77% with maturity value of $75,011,229 (fully collateralized by a U.S. Treasury security with a maturity date of 8/31/17 at a rate of 0.63%, original par and fair value of $76,543,500 and $76,500,061, respectively)	75,000,000
125,000,000	Citigroup Global, dated 3/28/17; due 4/4/17 at 0.78% with maturity value of $125,018,958 (fully collateralized by Fannie Mae, Freddie Mac and Federal Farm Credit Bank securities with maturity dates ranging from 8/31/17 to 2/8/28 at rates ranging from 0.00% to 2.95%, aggregate original par and fair value of $127,362,000 and $127,500,145, respectively)	125,000,000
125,000,000	Citigroup Global, dated 3/30/17; due 4/6/17 at 0.77% with maturity value of $125,018,715 (fully collateralized by a U.S. Treasury security with a maturity date of 2/15/40 at a rate of 4.63%, original par and fair value of $98,993,400 and $127,500,089, respectively)	125,000,000
75,000,000	Citigroup Global, dated 3/30/17; due 4/6/17 at 0.78% with maturity value of $75,011,375 (fully collateralized by a Freddie Mac security with a maturity date of 10/2/19 at a rate of 1.25%, original par and fair value of $76,501,000 and $76,500,639, respectively)	75,000,000

12

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 75,000,000	Citigroup Global, dated 3/31/17; due 4/3/17 at 0.76% with maturity value of $75,004,750 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/27/17 to 4/15/29 at rates ranging from 0.00% to 3.88%, aggregate original par and fair value of $37,093,900 and $76,500,092, respectively)	$75,000,000
30,000,000	Citigroup Global, dated 3/31/17; due 4/3/17 at 0.80% with maturity value of $30,002,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/28/17 to 2/28/19 at rates ranging from 0.00% to 1.50%, aggregate original par and fair value of $30,444,700 and $30,600,074, respectively)	30,000,000
50,000,000	Citigroup Global, dated 3/31/17; due 4/3/17 at 0.81% with maturity value of $50,003,375 (fully collateralized by a Freddie Mac security with a maturity date of 10/2/19 at a rate of 1.25%, original par and fair value of $51,001,000 and $51,000,759, respectively)	50,000,000
50,000,000	Citigroup Global, dated 3/31/17; due 4/3/17 at 0.82% with maturity value of $50,003,417 (fully collateralized by Fannie Mae and U.S. Treasury securities with maturity dates ranging from 8/15/17 to 4/1/46 at rates ranging from 0.00% to 4.75%, aggregate original par and fair value of $50,808,978 and $51,000,000, respectively)	50,000,000

	Total Value of Citigroup Global, (collateral value of $617,101,859)	605,000,000

10,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/17; due 4/3/17 at 0.80% with maturity value of $10,000,667 (fully collateralized by a U.S. Treasury security with a maturity date of 1/31/21 at a rate of 2.13%, original par and fair value of $10,039,800 and $10,200,069, respectively)	10,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $10,200,069)	10,000,000

250,000,000	Federal Reserve, dated 3/31/17; due 4/3/17 at 0.75% with maturity value of $250,015,625 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/20 to 11/15/41 at rates ranging from 3.13% to 3.63%, aggregate original par and fair value of $238,466,700 and $250,015,644, respectively)	250,000,000

	Total Value of Federal Reserve, (collateral value of $250,015,644)	250,000,000

13

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value

$ 35,000,000	Goldman Sachs & Co., dated 3/31/17; due 4/3/17 at 0.79% with maturity value of $35,002,304 (fully collateralized by Fannie Mae securities with maturity dates ranging from 5/1/36 to 2/1/47 at rates ranging from 3.50% to 4.50%, aggregate original par and fair value of $36,111,662 and $35,700,000, respectively)	$35,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $35,700,000)	35,000,000

30,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/17; due 4/3/17 at 0.84% with maturity value of $30,002,100 (fully collateralized by a U.S. Treasury security with a maturity date of 8/15/24 at a rate of 2.38%, original par and fair value of $30,334,700 and $30,600,030, respectively)	30,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $30,600,030)	30,000,000

450,000,000	National Australia Bank, dated 3/31/17; due 4/3/17 at 0.80% with maturity value of $450,030,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/31/18 to 5/15/30 at rates ranging from 0.13% to 6.25%, aggregate original par and fair value of $442,600,000 and $459,077,500, respectively)	450,000,000

	Total Value of National Australia Bank, (collateral value of $459,077,500)	450,000,000

65,000,000	TD Securities (USA), dated 3/31/17; due 4/3/17 at 0.81% with maturity value of $65,004,388 (fully collateralized by a Fannie Mae security with a maturity date of 7/1/43 at a rate of 3.00%, original par and fair value of $91,427,845 and $66,300,001, respectively)	65,000,000

	Total Value of TD Securities (USA), (collateral value of $66,300,001)	65,000,000

250,000,000	Wells Fargo Securities, dated 3/31/17; due 4/3/17 at 0.80% with maturity value of $250,016,667 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 6/15/17 to 2/15/26 at rates ranging from 0.88% to 1.63%, aggregate original par and fair value of $256,121,600 and $255,000,059, respectively)	250,000,000
150,000,000	Wells Fargo Securities, dated 3/31/17; due 4/3/17 at 0.81% with maturity value of $150,010,025 (fully collateralized by a Fannie Mae security with a maturity date of 2/1/47 at a rate of 3.50%, original par and fair value of $150,138,260 and $153,000,000, respectively)	150,000,000

	Total Value of Wells Fargo Securities, (collateral value of $408,000,059)	400,000,000

Total Repurchase Agreements		1,860,000,000

(Cost $1,860,000,000)

14

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount	Value

Total Investments	$6,920,834,593
(Cost $6,920,834,593)(e) — 94.79%

Other assets in excess of liabilities — 5.21%	380,125,229

NET ASSETS — 100.00%	$7,300,959,822

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2017. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC -Letter of Credit

See Notes to Financial Statements.

15

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

U.S. Government
Money
Market Fund
Assets:
Investments, at value (cost $6,920,834,593)	$6,920,834,593*
Cash	449,767,131
Interest and dividends receivable	8,080,917
Prepaid expenses and other assets	332,959

Total Assets	7,379,015,600

Liabilities:
Distributions payable	655,084
Payable for investments purchased	74,816,673
Accrued expenses and other payables:
Investment advisory fees	635,995
Audit fees	18,122
Trustee fees	6,351
Distribution fees	1,711,834
Shareholder servicing fees	141,016
Transfer Agent fees	6,478
Other	64,225

Total Liabilities	78,055,778

Net Assets	$7,300,959,822

Net Assets Consist Of:
Capital	$7,301,016,257
Distributions in excess of net investment income	(1)
Accumulated net realized losses from investment transactions	(56,434)

Net Assets	$7,300,959,822

Net Assets:
RBC Institutional Class 1	$3,303,594,393
RBC Institutional Class 2	949,054,895
RBC Investor Class	62,830,295
RBC Reserve Class	1,625,534,907
RBC Select Class	1,359,945,332

Total	$7,300,959,822

16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

U.S. Government
Money
Market Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	3,303,591,141
RBC Institutional Class 2	949,055,605
RBC Investor Class	62,846,832
RBC Reserve Class	1,625,581,383
RBC Select Class	1,359,976,214

Total	7,301,051,175

Net Asset Values and Redemption Price per Share:
RBC Institutional Class 1	$1.00

RBC Institutional Class 2	$1.00

RBC Investor Class	$1.00

RBC Reserve Class	$1.00

RBC Select Class	$1.00

*	$1,860,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See Notes to Financial Statements.

17

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

U.S. Government
Money
Market Fund
Investment Income:
Interest income	$30,704,737

Expenses:
Investment advisory fees	5,120,159
Distribution fees-RBC Institutional Class 2	550,886
Distribution fees-RBC Investor Class	2,904,235
Distribution fees-RBC Reserve Class	14,014,444
Distribution fees-RBC Select Class	8,565,283
Shareholder services administration fees-RBC Institutional Class 1	917,329
Accounting fees	256,008
Audit fees	17,625
Custodian fees	82,874
Insurance fees	52,057
Legal fees	168,362
Registration and filing fees	106,872
Shareholder reports	93,839
Transfer agent fees-RBC Institutional Class 1	11,561
Transfer agent fees-RBC Institutional Class 2	3,135
Transfer agent fees-RBC Investor Class	3,024
Transfer agent fees-RBC Reserve Class	3,024
Transfer agent fees-RBC Select Class	3,479
Trustees’ fees	276,803
Other fees	172,712

Total expenses before fee reductions	33,323,711
Expenses reduced by:
Distributor - Class Specific	(11,862,999)

Net Expenses	21,460,712

Net Investment Income	9,244,025

Realized/Unrealized Gains from Investment Transactions:
Net realized losses from investment transactions	(21,516)

Change in net assets resulting from operations	$9,222,509

See Notes to Financial Statements.

18

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	U.S. Government Money Market Fund
	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$9,244,025	$4,744,281
Net realized gains (losses) from investment transactions	(21,516)	1,535

Change in net assets resulting from operations	9,222,509	4,745,816

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(8,000,532)	(3,066,828)
RBC Institutional Class 2 Shareholders	(1,284,124)	(707,498)
RBC Investor Class Shareholders	(29,090)	(73,662)
RBC Reserve Class Shareholders	(155,962)	(367,308)
RBC Select Class Shareholders	(115,782)	(221,007)

Change in net assets resulting from Distributions of Net Investment Income	(9,585,490)	(4,436,303)

Capital Transactions:
Proceeds from shares issued	21,784,484,231	15,643,166,479
Distributions reinvested	4,557,110	2,927,421
Cost of shares redeemed	(23,959,076,419)	(12,501,371,260)

Change in net assets resulting from capital transactions	(2,170,035,078)	3,144,722,640

Net increase (decrease) in net assets	(2,170,398,059)	3,145,032,153

Net Assets:
Beginning of period	9,471,357,881	6,326,325,728

End of period	$7,300,959,822	$9,471,357,881

Undistributed net investment income (distributions in excess of net investment income)	$(1)	$341,464

Share Transactions:
Issued	21,784,484,231	15,643,166,479
Reinvested	4,557,110	2,927,421
Redeemed	(23,959,076,419)	(12,501,371,260)

Change in shares resulting from capital transactions	(2,170,035,078)	3,144,722,640

See Notes to Financial Statements.

19

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value,	Net	Net Realized/	Total from	Net
	Beginning	Investment	Unrealized Gain/(Loss)	Investment	Investment	Total	Net Asset Value,
	of Period	Income	on Investments	Activities	Income	Distributions	End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2017 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2016	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Institutional Class 2
Six Months Ended March 31, 2017 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2016	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Six Months Ended March 31, 2017 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2016	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Six Months Ended March 31, 2017 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2016	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Six Months Ended March 31, 2017 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2016	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See Notes to Financial Statements.

20

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income	Ratio of Expenses
	Return(c)	End of Period (millions)	to Average Net Assets	to Average Net Assets	to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2017 (Unaudited)	0.22%(d)	$ 3,304	0.18%(e)	0.43%(e)	0.18%(e)
Year Ended September 30, 2016	0.20%	2,074	0.17%	0.23%	0.18%
Year Ended September 30, 2015	0.01%	921	0.11%	0.01%	0.17%
Year Ended September 30, 2014	0.01%	1,173	0.09%	0.01%	0.17%
Year Ended September 30, 2013	0.01%	1,231	0.13%	0.01%	0.17%
Year Ended September 30, 2012	0.01%	1,046	0.16%	0.01%	0.17%
RBC Institutional Class 2
Six Months Ended March 31, 2017 (Unaudited)	0.17%(d)	$ 949	0.28%(e)	0.34%(e)	0.28%(e)
Year Ended September 30, 2016	0.12%	663	0.26%	0.14%	0.28%
Year Ended September 30, 2015	0.01%	329	0.11%	0.01%	0.27%
Year Ended September 30, 2014	0.01%	299	0.09%	0.01%	0.27%
Year Ended September 30, 2013	0.01%	497	0.12%	0.01%	0.27%
Year Ended September 30, 2012	0.01%	213	0.16%	0.01%	0.27%
RBC Investor Class
Six Months Ended March 31, 2017 (Unaudited)	0.01%(d)	$ 63	0.58%(e)	0.01%(e)	1.12%(e)
Year Ended September 30, 2016	0.01%	728	0.36%	0.01%	1.12%
Year Ended September 30, 2015	0.01%	705	0.12%	0.01%	1.12%
Year Ended September 30, 2014	0.01%	672	0.09%	0.01%	1.12%
Year Ended September 30, 2013	0.01%	795	0.13%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	857	0.16%	0.01%	1.12%
RBC Reserve Class
Six Months Ended March 31, 2017 (Unaudited)	0.01%(d)	$ 1,626	0.59%(e)	0.01%(e)	1.02%(e)
Year Ended September 30, 2016	0.01%	3,682	0.37%	0.01%	1.02%
Year Ended September 30, 2015	0.01%	2,705	0.12%	0.01%	1.02%
Year Ended September 30, 2014	0.01%	2,140	0.09%	0.01%	1.02%
Year Ended September 30, 2013	0.01%	2,288	0.13%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	1,896	0.16%	0.01%	1.02%
RBC Select Class
Six Months Ended March 31, 2017 (Unaudited)	0.01%(d)	$ 1,360	0.59%(e)	0.01%(e)	0.92%(e)
Year Ended September 30, 2016	0.01%	2,325	0.38%	0.01%	0.92%
Year Ended September 30, 2015	0.01%	1,666	0.12%	0.01%	0.92%
Year Ended September 30, 2014	0.01%	1,354	0.09%	0.01%	0.92%
Year Ended September 30, 2013	0.01%	1,313	0.13%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,309	0.16%	0.01%	0.92%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

21

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the U.S. Government Money Market Fund (“Fund”).

The Fund offers five share classes: RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Fund. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms and amended certain existing rules and forms to modernize the reporting and disclosure of information by registered investment companies. In part, the rules amend Regulation S-X and will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that adoption of these amendments will have on the Funds’ financial statements and related disclosures.

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Trust’s Board of Trustees (“Board”) believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities and other assets. The Pricing Committee includes representatives of the Fund’s Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related

22

NOTES TO FINANCIAL STATEMENTS

controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Fund discloses the fair value of investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

●   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

●   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

23

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2017 is as follows:

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Fund	Quoted Prices	Inputs	Inputs	Total
U.S. Government Money Market	$—	$6,920,834,593(a)(b)	$—	$6,920,834,593

(a) The breakdown of the Fund’s investments by security type is disclosed in the Schedule of Portfolio Investments.

(b) The breakdown of the Fund’s investments by state classification or political subdivision is disclosed in the Schedule of Portfolio Investments.

During the six months ended March 31, 2017, the Fund recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Financial Instruments:

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost

24

NOTES TO FINANCIAL STATEMENTS

basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium and discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on the proportion of relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. distribution in excess of net investment income, redesignation of dividends paid), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintains sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on the trade date and begin earning interest on the settlement date. As of March 31, 2017, the Fund held no when-issued securities.

3. Agreements and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement with RBC GAM (US) under which RBC GAM (US) manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contract, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets as follows:

Annual Rate
U.S. Government Money Market Fund	0.10%

RBC Institutional Class 1 of the Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM (US) has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for RBC Institutional Class 1. During the six months ended March 31, 2017, there were no fees waived under this agreement.

RBC GAM (US) serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include

25

NOTES TO FINANCIAL STATEMENTS

providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM (US) does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Fund based on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $49,000 . The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and the RBC Select Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class	RBC Reserve Class	RBC Select Class
12b-1 Plan Fee	0.15%	1.00%	0.90%	0.80%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.77%

This expense limitation agreement is in place until January 31, 2018 The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2017, the amount subject to possible recoupment under the expense limitation agreement is $10,545,845.

26

NOTES TO FINANCIAL STATEMENTS

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the six months ended March 31, 2017, the following distribution fees were waived:

Share Class	Distribution Fees Waived
RBC Investor Class	$1,571,655
RBC Reserve Class	6,760,440
RBC Select Class	3,530,904

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions for the period were as follows:

	U.S. Government
	Money Market Fund

	For the Six Months	For the Year
	Ended	Ended
	March 31,	September 30,
	2017	2016
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$17,973,699,413	$5,665,429,108
Distributions reinvested	2,973,817	1,558,949
Cost of shares redeemed	(16,746,602,764)	(4,514,013,138)

Change in RBC Institutional Class 1	$1,230,070,466	$1,152,974,919

RBC Institutional Class 2
Proceeds from shares issued	$891,183,894	$3,198,618,167
Distributions reinvested	1,282,425	706,441
Cost of shares redeemed	(606,585,027)	(2,865,535,520)

Change in RBC Institutional Class 2	$285,881,292	$333,789,088

RBC Investor Class
Proceeds from shares issued	$347,656,547	$863,568,259
Distributions reinvested	29,093	73,633
Cost of shares redeemed	(1,013,025,969)	(840,426,091)

Change in RBC Investor Class	$(665,340,329)	$23,215,801

RBC Reserve Class
Proceeds from shares issued	$1,330,526,255	$2,830,089,661
Distributions reinvested	155,980	367,353
Cost of shares redeemed	(3,386,763,943)	(1,853,851,082)

Change in RBC Reserve Class	$(2,056,081,708)	$976,605,932

RBC Select Class
Proceeds from shares issued	$1,241,418,122	$3,085,461,284
Distributions reinvested	115,795	221,045
Cost of shares redeemed	(2,206,098,716)	(2,427,545,429)

Change in RBC Select Class	$(964,564,799)	$658,136,900

Change in net assets resulting from capital transactions	$(2,170,035,078)	$3,144,722,640

27

NOTES TO FINANCIAL STATEMENTS

6. Federal Income Taxes

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of distributions during the year ended September 30, 2016 were as follows:

Distributions Paid From
	Net			Total
Ordinary	Long Term	Total Taxable	Tax Exempt	Distributions
Income	Capital Gains	Distributions	Distributions	Paid*
$4,174,784	$—	$4,174,784	$—	$4,174,784

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumlated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2017.

As of September 30, 2016, the Fund had a short-term capital loss carryforward of $34,918 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any deferred qualified late-year capital losses for the year ending September 30, 2016.

7. Line of Credit

The Fund, as of March 31,2017, participates in an uncommitted, unsecured $500,000,000 line of credit with U.S. Bank N.A. (the “Bank”), the Fund’s custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of March 30, 2018. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. There were no loans outstanding pursuant to this line of credit at March 31, 2017. During the period ended March 31,2017, the Fund did not utilize this line of credit.

8. Subsequent Events

Fund Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

28

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period* 10/1/16-3/31/17	Annualized Expense Ratio During Period 10/1/16-3/31/17
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,002.20	$0.90	0.18%
RBC Institutional Class 2	1,000.00	1,001.70	1.40	0.28%
RBC Investor Class	1,000.00	1,000.10	2.89	0.58%
RBC Reserve Class	1,000.00	1,000.10	2.94	0.59%
RBC Select Class	1,000.00	1,000.10	2.94	0.59%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

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SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period* 10/1/16-3/31/17	Annualized Expense Ratio During Period 10/1/16-3/31/17
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.03	$0.91	0.18%
RBC Institutional Class 2	1,000.00	1,023.54	1.41	0.28%
RBC Investor Class	1,000.00	1,022.04	2.92	0.58%
RBC Reserve Class	1,000.00	1,021.99	2.97	0.59%
RBC Select Class	1,000.00	1,021.99	2.97	0.59%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

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34

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2017.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-17

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	5/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	5/30/2017

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	5/30/2017

* Print the name and title of each signing officer under his or her signature.